Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (97.6%)
Agency Adjustable Rate Mortgage (0.0%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
12 Month USD LIBOR + 1.62%, 3.10%, 7/1/45	$39	$41

Agency Fixed Rate Mortgages (20.4%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.50%, 11/1/49	1,427	1,505
3.00%, 11/1/49 – 12/1/49	1,454	1,499
3.50%, 8/1/49	617	641
4.00%, 4/1/49 – 11/1/49	2,566	2,700
4.50%, 2/1/49	1,028	1,114
Gold Pools:
3.00%, 3/1/47 – 6/1/49	2,362	2,483
3.50%, 1/1/44 – 4/1/49	1,343	1,460
4.00%, 6/1/44 – 1/1/48	869	942
5.41%, 7/1/37 – 8/1/37	19	21
5.44%, 1/1/37 – 2/1/38	50	54
5.46%, 5/1/37 – 1/1/38	49	56
5.48%, 8/1/37	11	12
5.50%, 8/1/37 – 4/1/38	58	65
5.52%, 10/1/37	5	6
5.62%, 12/1/36 – 8/1/37	59	66
6.00%, 10/1/36 – 8/1/38	91	107
6.50%, 12/1/25 – 8/1/33	71	80
7.00%, 6/1/28 – 11/1/31	29	30
Federal National Mortgage Association,
Conventional Pools:
2.50%, 10/1/49 – 2/1/50	2,877	3,008
3.00%, 6/1/40 – 1/1/50	8,636	8,975
3.50%, 8/1/45 – 1/1/50	8,690	9,174
4.00%, 11/1/41 – 9/1/49	5,758	6,212
4.50%, 3/1/41 – 8/1/49	2,508	2,731
5.00%, 3/1/41	147	171
5.50%, 6/1/35 – 1/1/37	47	55
5.62%, 12/1/36	19	20
6.50%, 4/1/24 – 1/1/34	642	728
7.00%, 5/1/28 – 12/1/33	101	112
9.50%, 4/1/30	43	48
February TBA:
2.00%, 2/1/51 (a)	61,050	63,316
January TBA:
1.50%, 1/1/51 (a)	11,075	11,190
2.50%, 1/1/51 (a)	40,700	42,907
3.00%, 1/1/51 (a)	14,625	15,324
3.50%, 1/1/51 (a)	26,400	27,908
Government National Mortgage Association,
Various Pools:
3.50%, 11/20/40 – 7/20/49	1,627	1,747
4.00%, 8/20/41 – 11/20/49	7,182	7,690
4.50%, 4/20/49 – 7/20/49	1,238	1,318
5.00%, 12/20/48 – 2/20/49	136	147
6.50%, 5/15/40	388	459
		216,081
Asset-Backed Securities (11.1%)
Aaset Trust,
3.84%, 5/15/39 (b)	439	416

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Accredited Mortgage Loan Trust,
1 Month USD LIBOR + 0.60%, 0.75%, 4/25/34 (c)		667	660
Ajax Mortgage Loan Trust,
1.70%, 5/25/59 (b)		2,384	2,409
American Homes 4 Rent Trust,
6.07%, 10/17/52 (b)		601	679
AMSR 2019-SFR1 Trust,
2.77%, 1/19/39 (b)		3,100	3,293
Aqua Finance Trust,
3.47%, 7/16/40 (b)		900	938
Avant Loans Funding Trust,
4.65%, 4/15/26 (b)		850	845
5.00%, 11/17/25 (b)		525	529
BCMSC Trust,
7.51%, 1/15/29 (c)		1,392	1,344
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (b)		760	674
Cascade Funding Mortgage Trust,
5.60%, 4/25/30 (b)(c)		1,000	1,059
7.30%, 4/25/30 (b)(c)		2,000	2,140
Cascade MH Asset Trust,
4.00%, 11/25/44 (b)(c)		1,482	1,570
CFMT 2020-HB3 LLC,
6.28%, 5/25/30 (b)(c)		1,100	1,108
CFMT 2020-HB4 LLC,
2.72%, 12/26/30 (b)(c)		3,850	3,846
Conn's Receivables Funding LLC,
3.62%, 6/17/24 (b)		1,000	1,004
Consumer Loan Underlying Bond Credit Trust,
4.41%, 10/15/26 (b)		2,000	2,007
4.66%, 7/15/26 (b)		1,000	990
5.21%, 7/15/25 (b)		1,136	1,137
ContiMortgage Home Equity Loan Trust,
8.10%, 8/15/25		19	15
Diamond Resorts Owner Trust,
4.02%, 2/20/32 (b)		1,133	1,129
Fair Square Issuance Trust,
2.90%, 9/20/24 (b)		900	910
Fairstone Financial Issuance Trust I,
3.95%, 3/21/33 (b)	CAD	600	476
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (b)		$910	876
FCI Funding 2019-1 LLC,
3.63%, 2/18/31 (b)		279	283
Foundation Finance Trust,
3.86%, 11/15/34 (b)		537	556
Freed ABS Trust,
4.52%, 6/18/27 (b)		717	725
FREED ABS Trust,
3.19%, 11/18/26 (b)		2,000	2,025
3.87%, 6/18/26 (b)		597	603
4.61%, 10/20/25 (b)		969	983
GAIA Aviation Ltd.,
7.00%, 12/15/44 (b)		1,294	792
GCI Funding I LLC,
2.82%, 10/18/45 (b)		986	1,000
Golub Capital Partners ABS Funding 2020-1 Ltd.,
Class A2
3.21%, 1/22/29 (b)		3,290	3,302
Goodgreen Trust,
5.53%, 4/15/55 (b)		2,833	2,926

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Home Partners of America Trust,
1 Month USD LIBOR + 1.45%, 1.60%, 7/17/37 (b)(c)		2,200	2,191
Invitation Homes Trust,
Class E
1 Month USD LIBOR + 2.00%, 2.15%, 7/17/37 (b)(c)		2,146	2,152
JOL Air Ltd.,
4.95%, 4/15/44 (b)		241	198
Lunar Aircraft Ltd.,
3.38%, 2/15/45 (b)		461	438
MACH 1 Cayman Ltd.,
3.47%, 10/15/39 (b)		1,055	1,025
MAPS Ltd.,
4.21%, 5/15/43 (b)		556	533
METAL LLC,
4.58%, 10/15/42 (b)		623	499
MFA LLC,
3.88%, 5/25/48 (b)		792	795
4.16%, 7/25/48 (b)		598	601
Mosaic Solar Loan Trust,
2.10%, 4/20/46 (b)		982	1,005
Nationstar HECM Loan Trust,
2.82%, 9/25/30 (b)(c)		775	780
Navistar Financial Dealer Note Master Trust,
1 Month USD LIBOR + 2.90%, 3.05%, 7/25/25 (b)(c)		1,300	1,312
New Residential Mortgage LLC,
5.44%, 6/25/25 – 7/25/25 (b)		5,173	5,245
New Residential Mortgage LLC,
4.69%, 5/25/23 (b)		314	314
NewDay Funding PLC,
1 Month GBP LIBOR + 2.10%, 2.13%, 8/15/26 (b)(c)	GBP	500	678
Newtek Small Business Loan Trust,
1 Month USD LIBOR + 1.70%, 1.85%, 2/25/44 (b)(c)		$536	522
NYCTL Trust,
2.19%, 11/10/32 (b)		1,134	1,150
Oxford Finance Funding LLC,
3.10%, 2/15/28 (b)		1,000	1,025
5.44%, 2/15/27 (b)		550	567
PNMAC GMSR Issuer Trust,
1 Month USD LIBOR + 2.35%, 2.50%, 4/25/23 (b)(c)		1,050	1,018
1 Month USD LIBOR + 2.65%, 2.80%, 8/25/25 (b)(c)		1,400	1,354
1 Month USD LIBOR + 2.85%, 3.00%, 2/25/23 (b)(c)		500	495
Pretium Mortgage Credit Partners I LLC,
2.86%, 5/27/59 (b)		1,835	1,845
Prosper Marketplace Issuance Trust,
3.20%, 2/17/26 (b)		1,150	1,160
3.59%, 7/15/25 (b)		1,250	1,261
5.50%, 10/15/24 (b)		1,682	1,677
PRPM LLC,
3.35%, 11/25/24 (b)		921	926
Raptor Aircraft Finance I LLC,
4.21%, 8/23/44 (b)		2,295	1,958
RCO V Mortgage LLC,
3.47%, 11/25/24 (b)		1,897	1,902
ReadyCap Lending Small Business Loan Trust,
Daily U.S. Prime Rate - 0.50%, 2.75%, 12/27/44 (b)(c)		786	749
Republic Finance Issuance Trust,
3.43%, 11/22/27 (b)		1,100	1,118
3.54%, 11/20/30 (b)		1,385	1,412
3.93%, 11/22/27 (b)		500	503
S-Jets Ltd.,
7.02%, 8/15/42 (b)		1,025	564

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

SFS Asset Securitization LLC,
4.24%, 6/10/25 (b)		2,137	2,140
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 0.04%, 7/25/39 – 1/25/40 (c)	EUR	3,900	4,476
Small Business Lending Trust,
2.85%, 7/15/26 (b)		$205	205
Small Business Origination Loan Trust,
3.83%, 12/15/27 (c)	GBP	751	633
Sofi Consumer Loan Program Trust,
3.79%, 4/26/27 (b)		$600	613
4.02%, 8/25/27 (b)		200	206
Sprite 2017-1 Ltd.,
4.25%, 12/15/37 (b)		515	488
START Ireland,
4.09%, 3/15/44 (b)		346	338
Start Ltd.,
4.09%, 5/15/43 (b)		1,299	1,270
Tricon American Homes Trust,
5.10%, 1/17/36 (b)		1,500	1,569
5.15%, 9/17/34 (b)		1,200	1,227
Upgrade Receivables Trust,
5.17%, 11/15/24 (b)		929	934
Upstart Securitization Trust,
3.73%, 9/20/29 (b)		1,700	1,737
VCAT LLC,
3.57%, 11/25/49 (b)(c)		558	560
3.67%, 8/25/50 (b)		1,729	1,752
Vericrest Opportunity Loan Trust,
3.18%, 10/25/49 (b)		614	616
3.35%, 9/25/49 (b)		2,391	2,398
Verizon Owner Trust,
0.41%, 4/21/25		6,620	6,637
1.94%, 4/22/24		1,700	1,737
VOLT LXXX LLC,
3.23%, 10/25/49 (b)		1,849	1,855
VOLT LXXXIII LLC,
3.33%, 11/26/49 (b)		1,412	1,419
VOLT LXXXV LLC,
3.23%, 1/25/50 (b)		1,009	1,014
VOLT LXXXVIII LLC,
2.98%, 3/25/50 (b)		1,766	1,771
			117,816
Collateralized Mortgage Obligations - Agency Collateral Series (0.9%)
Federal Home Loan Mortgage Corporation,
IO
2.74%, 8/25/48 (c)		5,484	1,142
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 4.35%, 4.50%, 12/25/26 (b)(c)		108	108
1 Month USD LIBOR + 5.05%, 5.20%, 7/25/23 (c)		99	101
1 Month USD LIBOR + 5.25%, 5.40%, 7/25/26 (b)(c)		46	47
IO
0.33%, 11/25/27 (c)		23,733	513
0.43%, 8/25/27 (c)		14,666	390
2.63%, 1/25/49 (c)		4,091	856
2.69%, 10/25/48 (c)		3,500	738
2.73%, 9/25/48 (c)		16,800	3,562
3.46%, 10/25/38 (c)		3,500	1,201
IO REMIC
6.00% - 1 Month USD LIBOR, 5.84%, 11/15/43 (d)		732	126
6.05% - 1 Month USD LIBOR, 5.89%, 4/15/39 (d)		107	1

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

IO STRIPS
7.50%, 12/15/29	20	3
Federal National Mortgage Association,
IO PAC REMIC
8.00%, 9/18/27	60	10
IO REMIC
6.00%, 7/25/33	46	6
IO STRIPS
6.50%, 9/25/29 – 12/25/29	252	34
8.00%, 4/25/24	24	1
8.50%, 10/25/25	19	2
9.00%, 11/25/26	19	2
REMIC
7.00%, 9/25/32	148	178
Government National Mortgage Association,
IO
5.00%, 2/16/41	145	26
IO PAC
6.15% - 1 Month USD LIBOR, 6.00%, 10/20/41 (d)	422	16
		9,063
Commercial Mortgage-Backed Securities (5.1%)
Bancorp Commercial Mortgage Trust,
1 Month USD LIBOR + 2.30%, 2.46%, 9/15/36 (b)(c)	1,400	1,332
BANK 2019-BNK21,
IO
0.87%, 10/17/52 (c)	14,942	936
BANK 2020-BNK30,
2.92%, 12/10/53 (c)	4,200	4,038
Barclays Commercial Mortgage Trust,
IO
1.34%, 5/15/52 (c)	17,923	1,639
Benchmark Mortgage Trust,
3.76%, 7/15/53 (b)	2,000	2,048
IO
0.88%, 9/15/48 (b)(c)	31,000	1,424
BF 2019-NYT Mortgage Trust,
1 Month USD LIBOR + 1.70%, 1.86%, 12/15/35 (b)(c)	2,500	2,490
BXP Trust,
1 Month USD LIBOR + 3.00%, 3.16%, 11/15/34 (b)(c)	1,150	804
CG-CCRE Commercial Mortgage Trust,
1 Month USD LIBOR + 1.85%, 2.00%, 11/15/31 (b)(c)	570	539
Citigroup Commercial Mortgage Trust,
3.62%, 12/10/41 (b)(c)	1,100	866
IO
0.78%, 11/10/48 (c)	2,516	72
0.89%, 9/10/58 (c)	4,514	159
COMM Mortgage Trust,
3.40%, 8/15/57 (b)(c)	1,400	1,345
IO
0.10%, 7/10/45 (c)	12,285	23
0.72%, 10/10/47 (c)	3,171	69
1.01%, 7/15/47 (c)	2,948	85
CSMC 2020-TMIC,
Class A
1 Month USD LIBOR + 3.00%, 3.25%, 12/15/35 (b)(c)	5,275	5,312
CSWF 2018-TOP,
1 Month USD LIBOR + 1.45%, 1.61%, 8/15/35 (b)(c)	2,240	2,187
GS Mortgage Securities Trust,
4.74%, 8/10/46 (b)(c)	500	407
IO
0.73%, 9/10/47 (c)	5,094	113
1.22%, 10/10/48 (c)	4,860	232

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

InTown Hotel Portfolio Trust,
1 Month USD LIBOR + 2.05%, 2.21%, 1/15/33 (b)(c)	579	564
Jackson Park Trust LIC,
3.24%, 10/14/39 (b)(c)	1,700	1,573
JP Morgan Chase Commercial Mortgage Securities Trust,
IO
0.51%, 4/15/46 (c)	6,956	81
0.68%, 12/15/49 (c)	4,123	109
0.94%, 7/15/47 (c)	7,125	117
JPMBB Commercial Mortgage Securities Trust,
4.68%, 4/15/47 (b)(c)	775	709
IO
1.00%, 8/15/47 (c)	3,849	103
Manhattan West,
2.34%, 9/10/39 (b)(c)	1,500	1,512
MFT Trust,
3.28%, 8/10/40 (b)(c)	1,000	1,016
3.48%, 2/10/42 (b)(c)	800	756
MKT 2020-525M Mortgage Trust,
2.94%, 2/12/40 (b)(c)	1,000	923
Multifamily Connecticut Avenue Securities Trust,
1 Month USD LIBOR + 1.70%, 1.85%, 10/15/49 (b)(c)	458	448
1 Month USD LIBOR + 1.95%, 2.10%, 3/25/50 (b)(c)	2,792	2,770
Natixis Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 2.20%, 2.36%, 7/15/36 (b)(c)	2,300	2,251
4.13%, 5/15/39(b)(c)	2,300	2,257
4.32%, 1/15/43 (b)(c)	800	806
4.41%, 2/15/39 (b)(c)	1,941	1,871
Olympic Tower 2017-OT Mortgage Trust,
3.57%, 5/10/39 (b)	2,900	3,142
SG Commercial Mortgage Securities Trust,
3.73%, 3/15/37 (b)(c)	1,900	1,919
4.51%, 2/15/41 (b)(c)	1,250	1,153
VMC Finance 2019-FL3 LLC,
1 Month USD LIBOR + 2.05%, 2.20%, 9/15/36 (b)(c)	1,603	1,566
Wells Fargo Commercial Mortgage Trust,
1 Month USD LIBOR + 1.74%, 1.90%, 2/15/37 (b)(c)	900	836
1 Month USD LIBOR + 2.21%, 2.37%, 1/15/35 (b)(c)	500	479
WFRBS Commercial Mortgage Trust,
4.14%, 5/15/45 (b)(c)	425	410
		53,491
Corporate Bonds (34.5%)
Energy (0.4%)
BP Capital Markets America, Inc.,
3.12%, 5/4/26	2,250	2,493
3.25%, 5/6/22	625	650
Midwest Connector Capital Co. LLC,
3.63%, 4/1/22 (b)(e)	400	407
Petrobras Global Finance BV,
6.75%, 6/3/50	710	883
		4,433
Finance (14.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.13%, 7/3/23	1,150	1,232
Aflac, Inc.,
3.60%, 4/1/30	1,250	1,473
Air Lease Corp.,
2.30%, 2/1/25	1,325	1,373

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

American Express Co.,
4.20%, 11/6/25	1,625	1,889
American International Group, Inc.,
4.50%, 7/16/44	1,075	1,380
4.88%, 6/1/22	375	398
Anthem, Inc.,
2.25%, 5/15/30	1,325	1,409
Aon Corp.,
2.20%, 11/15/22	1,250	1,293
2.80%, 5/15/30	1,750	1,912
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (b)	875	894
AvalonBay Communities, Inc.,
2.95%, 5/11/26	375	415
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (b)	2,650	2,707
Banco Bradesco SA,
3.20%, 1/27/25 (b)	2,790	2,926
Banco Santander Chile,
2.70%, 1/10/25 (b)	1,125	1,193
Banco Santander SA,
5.18%, 11/19/25	600	704
Bank of America Corp.,
1.90%, 7/23/31	4,425	4,475
2.59%, 4/29/31	1,500	1,609
2.68%, 6/19/41	603	630
3.25%, 10/21/27	2,300	2,575
4.24%, 4/24/38	94	116
MTN
4.00%, 1/22/25	1,055	1,186
Bank of Montreal,
3.80%, 12/15/32	2,700	3,063
Bank of New York Mellon Corp. (The),
MTN
3.65%, 2/4/24	1,750	1,920
Banque Federative du Credit Mutuel SA,
3.75%, 7/20/23 (b)	1,530	1,654
BBVA USA,
3.50%, 6/11/21	800	809
Belrose Funding Trust,
2.33%, 8/15/30 (b)	2,800	2,888
BNP Paribas SA,
2.82%, 11/19/25 (b)	700	746
4.40%, 8/14/28 (b)	1,050	1,246
Boston Properties LP,
3.80%, 2/1/24	700	761
BPCE SA,
5.15%, 7/21/24 (b)	2,750	3,135
Brookfield Finance LLC,
3.45%, 4/15/50	1,350	1,437
Brookfield Finance, Inc.,
4.00%, 4/1/24	775	852
Brown & Brown, Inc.,
2.38%, 3/15/31	900	944
4.20%, 9/15/24	1,150	1,281
Canadian Imperial Bank of Commerce,
2.25%, 1/28/25	2,300	2,445
Capital One Financial Corp.,
3.30%, 10/30/24	3,525	3,874
Chubb INA Holdings, Inc.,
1.38%, 9/15/30	2,275	2,274

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Citigroup, Inc.,
2.67%, 1/29/31	3,875	4,162
4.41%, 3/31/31	988	1,199
Citizens Bank NA,
MTN
2.55%, 5/13/21	250	252
CNO Financial Group, Inc.,
5.25%, 5/30/29	885	1,072
Cooperatieve Rabobank UA,
3.95%, 11/9/22	650	690
Credit Agricole SA,
3.75%, 4/24/23 (b)	1,175	1,262
Credit Suisse Group AG,
2.59%, 9/11/25 (b)	4,800	5,054
Crown Castle International Corp.,
3.30%, 7/1/30	950	1,065
4.15%, 7/1/50	725	884
Danske Bank A/S,
5.00%, 1/12/23 (b)	350	364
Deutsche Bank AG,
3.95%, 2/27/23	850	904
GE Capital International Funding Co., Unlimited Co.,
4.42%, 11/15/35	1,965	2,348
GLP Capital LP/GLP Financing II, Inc.,
3.35%, 9/1/24	1,900	2,001
Goldman Sachs Group, Inc. (The),
3.69%, 6/5/28	775	893
6.75%, 10/1/37	1,690	2,589
MTN
4.80%, 7/8/44	625	866
Grupo Aval Ltd.,
4.38%, 2/4/30 (b)	770	821
Harborwalk Funding Trust,
5.08%, 2/15/69 (b)	950	1,235
HSBC Holdings PLC,
4.25%, 3/14/24	2,325	2,566
HSBC USA, Inc.,
3.50%, 6/23/24	1,450	1,589
Intercontinental Exchange, Inc.,
1.85%, 9/15/32	2,675	2,700
Intesa Sanpaolo SpA,
5.25%, 1/12/24	610	683
Itau Unibanco Holding SA,
2.90%, 1/24/23 (b)	3,100	3,178
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
6.25%, 6/3/26 (b)	1,325	1,378
JPMorgan Chase & Co.,
2.74%, 10/15/30	3,725	4,054
4.13%, 12/15/26	3,225	3,775
Kimco Realty Corp.,
3.70%, 10/1/49	1,050	1,134
Lloyds Banking Group PLC,
3.57%, 11/7/28	250	282
4.38%, 3/22/28	1,525	1,816
Macquarie Bank Ltd.,
2.30%, 1/22/25 (b)	1,700	1,807
Marsh & McLennan Cos., Inc.,
2.25%, 11/15/30	2,025	2,148
MassMutual Global Funding II,
3.40%, 3/8/26 (b)	1,040	1,170
MetLife, Inc.,
5.88%, 2/6/41	150	229

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Metropolitan Life Global Funding I,
2.95%, 4/9/30 (b)	1,300	1,466
Mizuho Financial Group, Inc.,
2.63%, 4/12/21 (b)	600	604
MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27	965	1,028
Nationwide Building Society,
3.96%, 7/18/30 (b)	1,200	1,400
4.30%, 3/8/29 (b)	1,550	1,803
4.36%, 8/1/24 (b)	500	544
Natwest Group PLC,
3.88%, 9/12/23	875	950
New York Life Global Funding,
1.70%, 9/14/21 (b)	600	606
Oversea-Chinese Banking Corp. Ltd.,
1.83%, 9/10/30 (b)	970	986
Pine Street Trust I,
4.57%, 2/15/29 (b)	575	683
PNC Financial Services Group, Inc. (The),
2.20%, 11/1/24	1,650	1,755
Progressive Corp. (The),
3.20%, 3/26/30	725	837
4.00%, 3/1/29	575	689
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.,
3.88%, 3/1/31 (b)	1,350	1,404
Realty Income Corp.,
0.75%, 3/15/26	1,602	1,599
Santander UK Group Holdings PLC,
3.57%, 1/10/23	2,400	2,473
Societe Generale SA,
2.63%, 1/22/25 (b)	1,625	1,722
Standard Chartered PLC,
3.05%, 1/15/21 (b)	325	325
4.64%, 4/1/31 (b)	526	638
Syngenta Finance N.V.,
4.89%, 4/24/25 (b)	975	1,047
TD Ameritrade Holding Corp.,
3.63%, 4/1/25	500	557
Travelers Cos., Inc. (The),
3.75%, 5/15/46	800	1,004
UnitedHealth Group, Inc.,
2.88%, 3/15/23	1,025	1,085
3.75%, 7/15/25	1,675	1,910
University of Chicago (The),
Series C
2.55%, 4/1/50	620	625
Wells Fargo & Co.,
2.57%, 2/11/31	500	531
2.88%, 10/30/30	675	737
5.01%, 4/4/51	1,000	1,424
Westpac Banking Corp.,
2.67%, 11/15/35	775	799
		148,519
Industrials (18.1%)
AbbVie, Inc.,
4.25%, 11/21/49	2,400	3,020
Adobe, Inc.,
2.30%, 2/1/30	1,975	2,140
Air Liquide Finance SA,
1.75%, 9/27/21 (b)	450	454

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Akamai Technologies, Inc.,
0.38%, 9/1/27	371	415
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
3.50%, 2/15/23 (b)	700	718
Amazon.com, Inc.,
2.50%, 6/3/50	775	806
2.80%, 8/22/24	1,625	1,759
4.25%, 8/22/57	375	536
Amgen, Inc.,
3.15%, 2/21/40	1,100	1,214
Anheuser-Busch InBev Worldwide, Inc.,
4.50%, 6/1/50	1,150	1,454
4.60%, 4/15/48	1,533	1,943
4.75%, 1/23/29	725	896
Anthem, Inc.,
2.38%, 1/15/25	550	589
Apple, Inc.,
2.05%, 9/11/26	375	401
2.95%, 9/11/49	2,025	2,276
Arches Buyer, Inc.,
4.25%, 6/1/28 (b)	1,550	1,573
AT&T, Inc.,
2.25%, 2/1/32	1,950	1,982
3.55%, 9/15/55 (b)	1,525	1,523
3.65%, 9/15/59 (b)	425	430
Automatic Data Processing, Inc.,
1.25%, 9/1/30	2,250	2,248
Baidu, Inc.,
1.72%, 4/9/26	1,450	1,473
Baptist Healthcare System Obligated Group,
Series 20B
3.54%, 8/15/50	925	1,037
BAT Capital Corp.,
3.56%, 8/15/27	2,100	2,340
Becton Dickinson and Co.,
2.89%, 6/6/22	512	529
Berry Global, Inc.,
4.50%, 2/15/26 (b)(e)	2,225	2,279
Boeing Co. (The),
3.25%, 2/1/35	225	231
3.95%, 8/1/59	700	751
Booking Holdings, Inc.,
0.90%, 9/15/21	275	319
BP Capital Markets PLC,
4.38%, 6/22/25 (f)	700	751
4.88%, 3/22/30 (f)	700	783
Braskem Netherlands Finance BV,
4.50%, 1/31/30 (b)	1,200	1,235
Campbell Soup Co.,
3.13%, 4/24/50	1,975	2,094
Canadian National Railway Co.,
2.45%, 5/1/50	900	934
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.80%, 4/1/31	1,250	1,324
3.85%, 4/1/61	2,150	2,172
Children's Health System of Texas,
2.51%, 8/15/50	800	782
Cigna Corp.,
2.40%, 3/15/30	2,150	2,294
3.05%, 10/15/27	350	393

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	540	562
Coca-Cola Femsa SAB de CV,
2.75%, 1/22/30	1,600	1,724
Comcast Corp.,
1.95%, 1/15/31	2,350	2,415
2.45%, 8/15/52	1,050	1,021
2.80%, 1/15/51	825	862
4.25%, 1/15/33	1,050	1,320
Conagra Brands, Inc.,
1.38%, 11/1/27	3,075	3,105
Concho Resources, Inc.,
4.88%, 10/1/47	575	780
CVS Health Corp.,
1.75%, 8/21/30	425	428
3.75%, 4/1/30	2,182	2,542
5.05%, 3/25/48	1,275	1,731
5.13%, 7/20/45	425	573
Deere & Co.,
3.10%, 4/15/30	500	573
Dell International LLC/EMC Corp.,
6.02%, 6/15/26 (b)	1,475	1,801
Delta Air Lines, Inc.,
Series AA
3.20%, 10/25/25	1,050	1,081
Diageo Capital PLC,
2.13%, 10/24/24	1,475	1,558
Diamond Sports Group LLC/Diamond Sports Finance Co.,
6.63%, 8/15/27 (b)(e)	700	424
Diamondback Energy, Inc.,
3.25%, 12/1/26	1,750	1,871
Duke University,
Series 2020
2.83%, 10/1/55	1,600	1,737
Enbridge, Inc.,
2.50%, 1/15/25	925	992
Energy Transfer Operating LP,
2.90%, 5/15/25	1,575	1,668
Enterprise Products Operating LLC,
4.20%, 1/31/50	2,075	2,446
Equinix, Inc.,
1.55%, 3/15/28	1,675	1,705
Fiserv, Inc.,
2.65%, 6/1/30	500	542
Ford Motor Credit Co., LLC,
3.10%, 5/4/23	400	405
4.39%, 1/8/26	800	841
Fortune Brands Home & Security, Inc.,
4.00%, 9/21/23	675	736
Fox Corp.,
5.58%, 1/25/49	925	1,354
Galaxy Pipeline Assets Bidco Ltd.,
1.75%, 9/30/27 (b)	3,050	3,103
General Motors Co.,
6.60%, 4/1/36	200	271
General Motors Financial Co., Inc.,
3.85%, 1/5/28	800	891
4.35%, 1/17/27	1,825	2,080
Georgia-Pacific LLC,
2.30%, 4/30/30 (b)	1,525	1,633
Gilead Sciences, Inc.,
2.80%, 10/1/50	700	698

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Glencore Funding LLC,
4.13%, 3/12/24 (b)		2,375	2,616
Grifols SA,
2.25%, 11/15/27 (b)	EUR	800	994
HCA, Inc.,
5.50%, 6/15/47		$1,950	2,609
Heathrow Funding Ltd.,
4.88%, 7/15/23 (b)		525	536
Imperial Brands Finance PLC,
3.13%, 7/26/24 (b)		1,000	1,072
International Business Machines Corp.,
2.95%, 5/15/50		1,450	1,552
3.30%, 5/15/26		2,750	3,110
J2 Global, Inc.,
1.75%, 11/1/26 (b)		825	859
4.63%, 10/15/30 (b)		1,250	1,321
Jazz Investments I Ltd.,
1.88%, 8/15/21		1,000	1,026
Johns Hopkins University,
Series A
2.81%, 1/1/60		1,170	1,241
Kimberly-Clark de Mexico SAB de CV,
2.43%, 7/1/31 (b)		1,375	1,423
Las Vegas Sands Corp.,
3.20%, 8/8/24		850	901
Level 3 Financing, Inc.,
3.40%, 3/1/27 (b)		1,275	1,391
Lowe's Cos., Inc.,
1.70%, 10/15/30		500	507
2.50%, 4/15/26		775	842
LYB International Finance III LLC,
4.20%, 5/1/50		550	643
Marriott Vacations Worldwide Corp.,
1.50%, 9/15/22		600	682
McLaren Health Care Corp.,
Series A
4.39%, 5/15/48		1,175	1,552
Meituan,
2.13%, 10/28/25 (b)		930	946
Methodist Hospital (The),
Series 20A
2.71%, 12/1/50		1,520	1,555
Microsoft Corp.,
2.53%, 6/1/50		750	793
3.13%, 11/3/25		325	364
Mondelez International Holdings Netherlands BV,
2.25%, 9/19/24 (b)		2,925	3,084
Newcastle Coal Infrastructure Group Pty Ltd.,
4.40%, 9/29/27 (b)		2,550	2,617
Newmont Corp.,
2.25%, 10/1/30		1,150	1,212
NIKE, Inc.,
2.85%, 3/27/30		1,225	1,389
Nissan Motor Co. Ltd.,
3.04%, 9/15/23 (b)		1,325	1,386
NVIDIA Corp.,
2.85%, 4/1/30		1,250	1,407
Occidental Petroleum Corp.,
3.20%, 8/15/26		160	150
5.55%, 3/15/26		925	967

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Oracle Corp.,
2.50%, 4/1/25		1,900	2,044
4.00%, 7/15/46		1,050	1,291
Palo Alto Networks, Inc.,
0.75%, 7/1/23		515	728
Pioneer Natural Resources Co.,
0.25%, 5/15/25 (b)		875	1,167
Procter & Gamble Co. (The),
1.20%, 10/29/30		1,050	1,052
Pure Storage, Inc.,
0.13%, 4/15/23		952	1,052
Raytheon Technologies Corp.,
4.50%, 6/1/42		475	620
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 4/16/29 (b)		2,800	2,882
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (b)		2,125	2,195
Ross Stores, Inc.,
0.88%, 4/15/26		2,100	2,102
Royalty Pharma PLC,
2.20%, 9/2/30 (b)		2,000	2,057
Saudi Arabian Oil Co.,
3.25%, 11/24/50 (b)		960	975
Shell International Finance BV,
3.13%, 11/7/49		1,350	1,494
3.25%, 5/11/25		1,150	1,275
Sherwin-Williams Co. (The),
2.30%, 5/15/30		1,850	1,935
2.95%, 8/15/29		625	689
Siemens Financieringsmaatschappij N.V.,
2.35%, 10/15/26 (b)		2,050	2,216
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC,
3.36%, 3/20/23 (b)		635	642
Standard Industries, Inc.,
2.25%, 11/21/26 (b)	EUR	575	712
Sunoco Logistics Partners Operations LP,
3.90%, 7/15/26		$750	822
T-Mobile USA, Inc.,
2.25%, 11/15/31 (b)		1,700	1,748
3.60%, 11/15/60 (b)		650	691
Telefonica Emisiones SA,
4.10%, 3/8/27		1,800	2,085
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		162	162
Total Capital International SA,
2.88%, 2/17/22		500	514
Trimble, Inc.,
4.15%, 6/15/23		1,150	1,247
TSMC Global Ltd.,
0.75%, 9/28/25 (b)		1,325	1,321
Twitter, Inc.,
0.25%, 6/15/24		1,000	1,211
1.00%, 9/15/21		1,433	1,462
Upjohn, Inc.,
4.00%, 6/22/50 (b)		725	832
Verint Systems, Inc.,
1.50%, 6/1/21		325	358
Verizon Communications, Inc.,
1.50%, 9/18/30		350	345
2.65%, 11/20/40		2,050	2,073
2.99%, 10/30/56 (b)		975	984
4.67%, 3/15/55		1,346	1,812

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Visa, Inc.,
1.10%, 2/15/31	1,500	1,482
Volkswagen Group of America Finance LLC,
4.75%, 11/13/28 (b)	1,025	1,251
VTR Finance,
6.38%, 7/15/28 (b)	1,050	1,148
Walmart, Inc.,
2.95%, 9/24/49	222	256
3.70%, 6/26/28	250	295
Walt Disney Co. (The),
2.75%, 9/1/49	2,491	2,641
3.60%, 1/13/51	281	341
Western Digital Corp.,
1.50%, 2/1/24	1,350	1,349
Western Midstream Operating LP,
4.10%, 2/1/25	1,200	1,239
Williams Cos., Inc. (The),
4.85%, 3/1/48	2,225	2,739
		191,854
Utilities (2.0%)
Boston Gas Co.,
3.00%, 8/1/29 (b)	1,150	1,271
Calpine Corp.,
4.50%, 2/15/28 (b)	1,450	1,510
DTE Electric Co.,
2.95%, 3/1/50	350	391
Duke Energy Indiana LLC,
Series YYY
3.25%, 10/1/49	450	511
Enel Finance International N.V.,
3.63%, 5/25/27 (b)	1,800	2,045
FirstEnergy Corp.,
Series C
3.40%, 3/1/50 (e)	1,300	1,252
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (b)	1,380	1,492
Mississippi Power Co.,
3.95%, 3/30/28	2,325	2,713
Northern States Power Co.,
2.90%, 3/1/50	1,400	1,585
NRG Energy, Inc.,
3.63%, 2/15/31 (b)	1,070	1,103
Oglethorpe Power Corp.,
5.05%, 10/1/48	1,325	1,688
ONEOK, Inc.,
3.10%, 3/15/30	1,750	1,867
Pacific Gas and Electric Co.,
3.30%, 8/1/40	1,025	1,027
Xcel Energy, Inc.,
2.60%, 12/1/29	1,850	2,005
		20,460
		365,266
Mortgages - Other (10.5%)
Adjustable Rate Mortgage Trust,
3.45%, 6/25/35 (c)	167	169
Alternative Loan Trust,
1 Month USD LIBOR + 0.18%, 0.33%, 5/25/47 (c)	108	101

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 0.80%, 7/25/46 (c)		146	107
5.86%, 10/25/36		472	206
6.00%, 4/25/36		2	2
Banc of America Funding Trust,
5.25%, 7/25/37		71	70
Bear Stearns ARM Trust,
3.11%, 2/25/34 (c)		690	691
BRAVO Residential Funding Trust,
2.00%, 5/25/59 (b)(c)		2,507	2,588
Bunker Hill Loan Depositary Trust,
1.72%, 2/25/55 (b)(c)		2,587	2,618
Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (b)(c)		1,850	1,860
CFMT 2020-ABC1 LLC,
1.94%, 9/25/50 (b)(c)		4,325	4,338
ChaseFlex Trust,
6.00%, 2/25/37		654	394
Classic RMBS Trust,
3.06%, 8/16/49 (b)	CAD	1,742	1,371
CSMC 2020 UNFI 12/23 1,
0.00%, 12/15/23		3,300	3,313
E-MAC NL BV,
3 Month EURIBOR + 0.18%, 1.75%, 7/25/36 (c)	EUR	467	552
Eurosail BV,
3 Month EURIBOR + 1.80%, 1.29%, 10/17/40 (c)		700	815
Eurosail PLC,
3 Month GBP LIBOR + 0.95%, 0.99%, 6/13/45 (c)	GBP	658	882
Farringdon Mortgages No. 2 PLC,
3 Month GBP LIBOR + 1.50%, 1.55%, 7/15/47 (c)		209	283
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 2.35%, 2.50%, 4/25/30 (c)		$948	966
3.00%, 7/25/46 – 5/25/47		2,415	2,446
3.50%, 5/25/45 – 5/25/47		1,112	1,140
3.88%, 5/25/45 (b)(c)		21	21
4.00%, 5/25/45		39	41
1 Month USD LIBOR + 5.15%, 5.30%, 10/25/29 (c)		300	321
FMC GMSR Issuer Trust,
4.23%, 9/25/24 (b)(c)		1,900	1,869
4.45%, 1/25/26 (b)(c)		3,500	3,508
5.07%, 5/25/24 (b)(c)		1,400	1,419
GCAT Trust,
2.65%, 10/25/68 (b)(c)		907	939
Grifonas Finance PLC,
6 Month EURIBOR + 0.28%, 0.00%, 8/28/39 (c)	EUR	359	427
HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%, 0.34%, 1/19/38 (c)		$398	374
Headlands Residential LLC,
3.97%, 6/25/24 (b)		500	503
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (c)	EUR	502	553
JP Morgan Mortgage Trust,
3.77%, 6/25/37 (c)		$93	82
6.00%, 6/25/37		47	52
L1C 2020-1 LLC,
5.29%, 8/25/51 (b)		1,600	1,603
Landmark Mortgage Securities No. 1 PLC,
3 Month EURIBOR + 0.60%, 0.06%, 6/17/38 (c)	EUR	768	884
Lehman Mortgage Trust,
6.50%, 9/25/37		$665	335
LHOME Mortgage Trust,
3.23%, 10/25/24 (b)		675	681
4.58%, 10/25/23 (b)		1,000	1,014

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Mello Warehouse Securitization Trust,
1 Month USD LIBOR + 1.30%, 1.45%, 11/25/53 (b)(c)		2,000	2,000
New Residential Mortgage Loan Trust,
3.23%, 8/25/60 (b)		515	519
4.00%, 9/25/57 (b)(c)		731	793
Newgate Funding PLC,
3 Month GBP LIBOR + 0.16%, 0.20%, 12/15/50 (c)	GBP	1,400	1,819
NRPL Trust,
4.25%, 7/25/67 (b)		$915	925
NYMT Loan Trust,
2.94%, 10/25/60 (b)(c)		1,961	1,975
OBX Trust,
3.50%, 10/25/59 – 2/25/60 (b)(c)		1,632	1,687
Paragon Mortgages No. 13 PLC,
3 Month GBP LIBOR + 0.40%, 0.45%, 1/15/39 (c)	GBP	264	353
Pepper Residential Securities Trust,
1 Month USD LIBOR + 0.93%, 1.08%, 3/12/61 (b)(c)		$1,307	1,304
Preston Ridge Partners LLC,
2.86%, 9/25/25 (b)		2,840	2,868
PRPM LLC,
3.50%, 10/25/24 (b)(c)		1,658	1,681
RMF Buyout Issuance Trust,
1.71%, 6/25/30 (b)(c)		1,821	1,827
2.15%, 6/25/30 (b)(c)		750	754
Rochester Financing No. 2 PLC,
3 Month GBP LIBOR + 2.75%, 2.79%, 6/18/45 (c)	GBP	750	1,025
Seasoned Credit Risk Transfer Trust,
3.00%, 9/25/55 – 5/25/60		$17,282	18,535
4.00%, 7/25/56 (c)		450	454
4.00%, 8/25/56 (b)(c)		1,000	1,011
4.00%, 8/25/58 – 2/25/59		1,983	2,196
4.25%, 8/25/59 – 5/25/60(b)(c)		5,800	5,815
4.50%, 6/25/57		2,022	2,226
4.75%, 7/25/56 – 6/25/57(b)(c)		1,408	1,422
4.75%, 10/25/58 (c)		1,300	1,351
Stratton Mortgage Funding 2019-1 PLC,
3 Month GBP SONIA + 2.10%, 2.15%, 5/25/51 (c)	GBP	2,500	3,421
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 2.00%, 5/25/47 (b)(c)		$1,471	1,285
TDA 27 FTA,
3 Month EURIBOR + 0.19%, 0.00%, 12/28/50 (c)	EUR	1,600	1,588
Toorak Mortgage Corp. Ltd.,
3.72%, 9/25/22		$2,000	2,034
Towd Point Mortgage Funding 2019-Granite 5 PLC,
3 Month GBP SONIA + 1.80%, 1.86%, 7/20/44 (c)	GBP	1,800	2,437
Towd Point Mortgage Funding 2019-Vantage2 PLC,
3 Month GBP SONIA + 2.35%, 2.40%, 2/20/54 (c)		2,400	3,283
TVC Mortgage Trust,
3.47%, 9/25/24 (b)		$850	860
Verus Securitization Trust,
3.72%, 1/25/47 (b)(c)		239	241
Vista Point Securitization Trust,
1.76%, 3/25/65 (b)(c)		3,334	3,365
			110,592
Municipal Bonds (1.0%)
Chicago O’Hare International Airport, IL,
O'Hare International Airport Revenue Series 2010B
6.40%, 1/1/40		255	379
City of New York, NY,
Series G-1
5.97%, 3/1/36		270	393

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Illinois State Toll Highway Authority, IL,
Highway Revenue, Build America Bonds Series A
6.18%, 1/1/34		477	689
New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Transitional Finance Authority Future Tax Secured Revenue Series A
5.27%, 5/1/27		320	398
Onondaga Civic Development Corp., NY,
3.07%, 12/1/55		2,925	3,014
Pennsylvania State University/The, PA,
Series D
2.84%, 9/1/50		1,425	1,493
University of Virginia, VA,
2.26%, 9/1/50		1,550	1,527
Series C-1
2.97%, 9/1/49		1,440	1,624
Series C-2
2.97%, 9/1/49		1,020	1,150
			10,667
Sovereign (7.0%)
Australia Government Bond,
2.75%, 11/21/28	AUD	2,425	2,158
3.25%, 4/21/25		10,500	9,135
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/25	BRL	22,200	4,945
Croatia Government International Bond,
1.50%, 6/17/31	EUR	1,307	1,751
Dominican Republic International Bond,
4.88%, 9/23/32 (b)		$410	455
5.88%, 1/30/60 (b)		2,310	2,553
Ecuador Government International Bond,
0.50%, 7/31/30 – 7/31/40 (b)(g)		1,048	585
Egypt Government International Bond,
6.38%, 4/11/31 (b)	EUR	2,025	2,668
8.15%, 11/20/59 (b)		$470	519
8.88%, 5/29/50 (b)		410	482
Export-Import Bank of India,
3.25%, 1/15/30 (b)		670	718
3.88%, 2/1/28 (b)		505	558
Honduras Government International Bond,
5.63%, 6/24/30 (b)		350	402
Indonesia Treasury Bond,
8.25%, 5/15/29	IDR	33,797,000	2,776
8.38%, 3/15/34		19,717,000	1,639
Italy Buoni Poliennali Del Tesoro,
1.65%, 12/1/30 (b)	EUR	2,150	2,915
1.80%, 3/1/41 (b)		3,475	4,698
Mexican Bonos,
Series M
7.75%, 5/29/31	MXN	123,000	7,268
Mexico Government International Bond,
3.25%, 4/16/30 (e)		$750	812
Morocco Government International Bond,
4.00%, 12/15/50 (b)		790	817
New Zealand Government Bond,
2.75%, 4/15/37	NZD	3,925	3,325
Nigeria Government International Bond,
9.25%, 1/21/49 (b)(e)		$2,270	2,675
Pertamina Persero PT,
6.50%, 11/7/48 (b)		1,325	1,868

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Petroleos Mexicanos,
6.50%, 1/23/29		525	545
6.84%, 1/23/30		570	598
6.88%, 10/16/25 (b)		840	922
6.95%, 1/28/60		350	330
7.69%, 1/23/50		536	541
Qatar Government International Bond,
5.10%, 4/23/48 (b)		1,480	2,085
Republic of Austria Government Bond,
0.85%, 12/31/99 (b)	EUR	290	468
2.10%, 12/31/99 (b)		197	539
Republic of Belarus Ministry of Finance,
6.38%, 2/24/31 (b)		$1,150	1,172
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	67,793	4,405
8.25%, 3/31/32		41,428	2,542
Republic of Uzbekistan Bond,
3.70%, 11/25/30 (b)(e)		$840	888
Russian Foreign Bond - Eurobond,
5.63%, 4/4/42		1,800	2,508
Senegal Government International Bond,
6.25%, 5/23/33 (b)		705	793
			74,058
Supranational (0.1%)
Banque Ouest Africaine de Developpement,
4.70%, 10/22/31 (b)		1,240	1,346

U.S. Treasury Securities (5.1%)
U.S. Treasury Bonds,
0.25%, 9/30/25		20,000	19,926
1.25%, 5/15/50		26,000	23,593
2.25%, 8/15/46		9,000	10,276
			53,795
Variable Rate Senior Loan Interests (1.9%)
American Airlines, Inc.,
2018 Term Loan B
3 Month USD LIBOR + 1.75%, 1.90%, 6/27/25 (c)		990	825
Asurion LLC,
2020 Term Loan B8
12/23/26 (h)		1,000	991
Bausch Health Cos., Inc.,
2018 Term Loan B
3 Month USD LIBOR + 3.00%, 3.15%, 6/2/25 (c)		943	941
BWAY Holding Co.,
2017 Term Loan B
3 Month USD LIBOR + 3.25%, 3.48%, 4/3/24 (c)		987	956
Carrols Restaurant Group, Inc.,
Term Loan B
3 Month USD LIBOR + 3.25%, 3.40%, 4/30/26 (c)		987	965
CenturyLink, Inc.,
2020 Term Loan B
3/15/27 (h)		997	989
Chemours Company (The),
2018 USD Term Loan B
3 Month USD LIBOR + 1.75%, 1.90%, 4/3/25 (c)		990	974
Core & Main LP,
2017 Term Loan B
3 Month USD LIBOR + 2.75%, 3.75%, 8/1/24 (c)		990	988

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

CPG International, Inc.,
2017 Term Loan
3 Month USD LIBOR + 3.75%, 4.75%, 5/5/24 (c)	218	218
DaVita, Inc.,
2020 Term Loan B
1 Month USD LIBOR + 1.75%, 1.90%, 8/12/26 (c)	990	983
Froneri International Ltd.,
2020 USD Term Loan
1 Month USD LIBOR + 2.25%, 2.40%, 1/31/27 (c)	997	990
Grifols Worldwide Operations USA, Inc.,
USD 2019 Term Loan B
1 Month USD LIBOR + 2.00%, 2.10%, 11/15/27 (c)	990	983
Hargray Communications Group, Inc.,
2017 Term Loan B
1 Month USD LIBOR + 3.00%, 4.00%, 5/16/24 (c)	990	992
Level 3 Financing, Inc.,
2019 Term Loan B
1 Month USD LIBOR + 1.75%, 1.90%, 3/1/27 (c)	1,000	986
Lions Gate Capital Holdings LLC,
2018 Term Loan B
3 Month USD LIBOR + 2.25%, 2.40%, 3/24/25 (c)	987	977
Medallion Midland Acquisition LLC,
1st Lien Term Loan
3 Month USD LIBOR + 3.25%, 4.25%, 10/30/24 (c)	792	780
Surf Holdings LLC,
USD Term Loan
3 Month USD LIBOR + 3.50%, 3.73%, 3/5/27 (c)	746	741
Surgery Center Holdings, Inc.,
2017 Term Loan B
3 Month USD LIBOR + 3.25%, 4.25%, 9/3/24 (c)	990	975
Univision Communications, Inc.,
2020 Replacement Term Loan
1 Month USD LIBOR + 3.75%, 4.75%, 3/15/26 (c)	916	920
Verifone Systems, Inc.,
2018 1st Lien Term Loan
3 Month USD LIBOR + 4.00%, 4.22%, 8/20/25 (c)	990	960
Virgin Media Bristol LLC,
USD Term Loan N
1 Month USD LIBOR + 2.50%, 2.66%, 1/31/28 (c)	1,000	992
Ziggo Financing Partnership,
USD Term Loan I
1 Month USD LIBOR + 2.50%, 2.66%, 4/30/28 (c)	1,500	1,494
		20,620
Total Fixed Income Securities (Cost $999,593)		1,032,836

	Shares
Short-Term Investments (17.5%)
Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (i) (Cost $4,442)	4,441,825	4,442

Investment Company (16.7%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (i) (Cost $176,337)	176,336,656	176,337

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio
Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

	Face Amount (000)
U.S. Treasury Security (0.2%)
U.S. Treasury Bill
0.09%, 6/3/21 (j)(k) (Cost $2,517)		$2,518	2,517

Sovereign (0.2%)
Egypt Treasury Bills,
13.60%, 3/2/21	EGP	3,600	226
13.65%, 3/2/21		5,975	374
13.66%, 3/2/21		8,950	561
13.68%, 3/2/21		12,850	806
13.69%, 3/2/21		5,975	375
13.70%, 3/2/21		900	56
Total Sovereign (Cost $2,360)			2,398
Total Short-Term Investments (Cost $185,656)			185,694
Total Investments (115.1%) (Cost $1,185,249) Including $6,603 of Securities Loaned (l)(m)(n)			1,218,530
Liabilities in Excess of Other Assets (-15.1%)			(160,058)
Net Assets (100.0%)			$1,058,472

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2020.
(e)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2020, were approximately $6,603,000 and $6,743,000, respectively. The Fund received cash collateral of approximately $4,442,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $2,301,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(f)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2020.
(g)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2020. Maturity date disclosed is the ultimate maturity date.
(h)	Unsettled Position. The contract rate does not take effect until settlement date.
(i)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2020, advisory fees paid were reduced by approximately $56,000 relating to the Fund's investment in the Liquidity Funds.
(j)	Rate shown is the yield to maturity at December 31, 2020.
(k)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(l)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

(m)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2020, the Fund did not engage in any cross-trade transactions.
(n)	At December 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $41,513,000 and the aggregate gross unrealized depreciation is approximately $10,650,000, resulting in net unrealized appreciation of approximately $30,863,000.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
USD	United States Dollar.

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at December 31, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA		$2,290	JPY	239,105	2/26/21	$27
Barclays Bank PLC	AUD	29,226		$21,404	2/26/21	(1,138)
Barclays Bank PLC		$995	EUR	814	2/26/21	1
Barclays Bank PLC		$2,207	PLN	8,270	2/26/21	7
BNP Paribas SA		$434	ZAR	6,376	1/6/21	(—@ )
BNP Paribas SA	EUR	1,820		$2,170	2/26/21	(56)
BNP Paribas SA	IDR	25,403,382		$1,772	2/26/21	(27)
BNP Paribas SA	MXN	45,640		$2,289	2/26/21	9
BNP Paribas SA	PLN	8,270		$2,237	2/26/21	23
BNP Paribas SA		$112	CAD	143	2/26/21	—@
BNP Paribas SA	ZAR	24,199		$1,557	2/26/21	(79)
BNP Paribas SA	ZAR	6,376		$431	2/26/21	—@
Citibank NA		$3,226	CLP	2,411,685	2/26/21	168
Citibank NA		$2,600	JPY	269,120	2/26/21	8
Citibank NA		$2,430	KRW	2,709,025	2/26/21	65
Goldman Sachs International	EUR	15,689		$18,633	2/26/21	(556)
Goldman Sachs International	EUR	654		$794	2/26/21	(5)
JPMorgan Chase Bank NA	CLP	2,411,685		$3,168	2/26/21	(226)
JPMorgan Chase Bank NA	GBP	8,583		$11,449	2/26/21	(292)
JPMorgan Chase Bank NA	MXN	47,848		$2,386	2/26/21	(5)
JPMorgan Chase Bank NA		$3,713	AUD	4,995	2/26/21	140
JPMorgan Chase Bank NA		$36	GBP	27	2/26/21	—@
JPMorgan Chase Bank NA		$2,259	NOK	20,449	2/26/21	126
JPMorgan Chase Bank NA	ZAR	19,064		$1,286	2/26/21	(3)
JPMorgan Chase Bank NA	ZAR	12,845		$872	2/26/21	4
UBS AG	CAD	2,488		$1,899	2/26/21	(56)
UBS AG	CHF	2,300		$2,600	2/26/21	(2)
UBS AG	GBP	2		$3	2/26/21	(—@)
UBS AG	NZD	4,811		$3,356	2/26/21	(106)
UBS AG		$7,216	AUD	9,694	2/26/21	261
UBS AG		$42	GBP	32	2/26/21	1
UBS AG		$2,507	MXN	50,965	2/26/21	39
UBS AG		$236	MXN	4,819	2/26/21	4
						$(1,668)

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2020:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)		Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	471	Mar-21	94,200		$104,080	$81
U.S. Treasury 30 yr. Bond	23	Mar-21	2,300		3,983	(8)
U.S. Treasury 5 yr. Note	439	Mar-21	43,900		55,386	112
U.S. Treasury Ultra Long Bond	76	Mar-21	7,600		16,231	(162)

Short:
Euro OAT	68	Mar-21	(6,800)	EUR	(13,944)	4
German Euro 30 yr. Bond	4	Mar-21	(400)		(1,101)	2
German Euro Bund	40	Mar-21	(4,000)		(8,681)	10
U.S. Treasury 10 yr. Note	28	Mar-21	(2,800)		$(3,866)	(3)
U.S. Treasury Ultra Long Bond	45	Mar-21	(4,500)		(7,036)	(8)
						$28

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at December 31, 2020:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Depreciation (000)
Morgan Stanley & Co. LLC*
CDX.NA.HY.33	NR	Buy	5.00%	Quarterly	12/20/24	2,092	$(196)	$(93)	$(103)
Morgan Stanley & Co. LLC*
CDX.NA.HY.34	NR	Buy	5.00	Quarterly	6/20/25	6,256	(589)	86	(675)
							$(785)	$(7)	$(778)

@	—	Value is less than $500.
†	—	Credit rating as issued by Standard & Poor’s.
*	—	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR	—	Not Rated.
OAT	—	Obligations Assimilables du Trésor (Treasury Obligation).
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition**

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	17.8%
Industrials	15.8
Short-Term Investments	14.9
Other***	14.3
Finance	12.3
Asset-Backed Securities	9.7
Mortgages - Other	9.1
Sovereign	6.1
Total Investments	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2020.
***	Industries and/or investment types representing less than 5% of total investments.
****	Does not include open long/short futures contracts with a value of approximately $214,308,000 and net unrealized appreciation of approximately $28,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $1,668,000 and does not include open swap agreements with total unrealized depreciation of approximately $778,000.

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (96.0%)
Corporate Bonds (96.0%)
Energy (0.3%)
Equinor ASA
3.70%, 4/6/50	$300	$363
Midwest Connector Capital Co. LLC
3.63%, 4/1/22 (a)(b)	375	382
		745
Finance (34.2%)
Aflac, Inc.
3.60%, 4/1/30	350	412
Air Lease Corp.,
3.75%, 6/1/26	600	660
Alexandria Real Estate Equities, Inc.,
1.88%, 2/1/33	325	325
Allstate Corp. (The)
1.45%, 12/15/30	1,400	1,400
American Express Co.,
4.20%, 11/6/25	550	639
American International Group, Inc.,
3.88%, 1/15/35	350	421
3.90%, 4/1/26	450	513
Anthem, Inc.
2.25%, 5/15/30	350	372
Aon Corp.,
2.80%, 5/15/30	500	546
Arch Capital Group Ltd.,
3.64%, 6/30/50	300	350
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (a)	300	306
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (a)	550	562
Banco de Credito del Peru
2.70%, 1/11/25 (a)	325	340
Banco Santander Chile
2.70%, 1/10/25 (a)	425	450
Bank of America Corp.,
2.59%, 4/29/31	2,575	2,762
2.68%, 6/19/41	1,436	1,501
3.25%, 10/21/27	475	532
4.24%, 4/24/38	341	421
6.11%, 1/29/37	200	292
Barclays PLC
2.85%, 5/7/26	1,225	1,317
BBVA USA
2.50%, 8/27/24	325	345
Belrose Funding Trust
2.33%, 8/15/30 (a)	1,200	1,238
Berkshire Hathaway Finance Corp.,
1.85%, 3/12/30	475	501
BNP Paribas SA
4.40%, 8/14/28 (a)	850	1,009
BPCE SA,
1.65%, 10/6/26 (a)	625	640
5.15%, 7/21/24 (a)	1,025	1,168

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Brookfield Finance LLC
3.45%, 4/15/50	250	266
Brookfield Finance, Inc.,
4.00%, 4/1/24	300	330
4.85%, 3/29/29	150	184
Brown & Brown, Inc.,
2.38%, 3/15/31	800	839
4.20%, 9/15/24	325	362
Capital One Financial Corp.,
3.30%, 10/30/24	1,625	1,786
3.75%, 3/9/27	125	143
Charles Schwab Corp. (The)
1.65%, 3/11/31	700	708
Chubb INA Holdings, Inc.
1.38%, 9/15/30	1,050	1,049
Citigroup, Inc.,
1.68%, 5/15/24	375	387
2.67%, 1/29/31	1,524	1,637
4.41%, 3/31/31	607	737
4.45%, 9/29/27	1,025	1,212
Commerzbank AG
8.13%, 9/19/23 (a)	550	643
Credit Agricole SA
4.13%, 1/10/27 (a)	250	288
Credit Suisse Group AG
2.59%, 9/11/25 (a)	675	711
Crown Castle International Corp.,
4.15%, 7/1/50	200	244
CubeSmart
2.00%, 2/15/31	775	778
Danske Bank A/S
5.00%, 1/12/23 (a)	200	208
Deutsche Bank AG
3.70%, 5/30/24	100	108
Digital Realty Trust LP
4.45%, 7/15/28	475	572
Discover Financial Services
3.95%, 11/6/24	625	695
Duke Realty LP
1.75%, 7/1/30	775	785
Equitable Financial Life Global Funding
1.40%, 8/27/27 (a)	375	378
1.75%, 11/15/30 (a)	725	729
Federal Realty Investment Trust
3.63%, 8/1/46	225	237
Five Corners Funding Trust II
2.85%, 5/15/30 (a)	920	1,019
GE Capital International Funding Co., Unlimited Co.,
4.42%, 11/15/35	486	581
General Electric Co.,
MTN
5.88%, 1/14/38	400	543
Global Atlantic Fin Co.,
4.40%, 10/15/29 (a)	1,575	1,738
GLP Capital LP/GLP Financing II, Inc.,
4.00%, 1/15/30	350	381
Goldman Sachs Group, Inc. (The),
3.69%, 6/5/28	250	288
MTN
4.80%, 7/8/44	275	381
6.75%, 10/1/37	950	1,455

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Grupo Aval Ltd.
4.38%, 2/4/30 (a)	625	667
High Street Funding Trust I
4.11%, 2/15/28 (a)	850	982
HSBC Holdings PLC,
1.59%, 5/24/27	850	865
2.63%, 11/7/25	625	666
4.38%, 11/23/26	625	722
ING Groep N.V.
4.63%, 1/6/26 (a)	1,000	1,178
Intercontinental Exchange, Inc.,
1.85%, 9/15/32	950	959
Itau Unibanco Holding SA
2.90%, 1/24/23 (a)	850	871
JPMorgan Chase & Co.,
1.76%, 11/19/31	1,325	1,339
2.74%, 10/15/30	2,425	2,639
2.96%, 5/13/31	1,200	1,318
JPMorgan Chase Bank NA
0.00%, 8/7/22	200	266
Kemper Corp.,
2.40%, 9/30/30	500	510
Kilroy Realty LP,
2.50%, 11/15/32	200	203
3.05%, 2/15/30	150	160
Kimco Realty Corp.,
3.70%, 10/1/49	275	297
LeasePlan Corp.,
2.88%, 10/24/24 (a)	675	714
Lloyds Banking Group PLC
3.57%, 11/7/28	425	480
Macquarie Bank Ltd.,
3.62%, 6/3/30 (a)	800	878
Marsh & McLennan Cos., Inc.,
2.25%, 11/15/30	875	928
MDC GMTN BV
4.50%, 11/7/28 (a)	425	511
MetLife, Inc.,
5.88%, 2/6/41	350	535
Metropolitan Life Global Funding I
2.95%, 4/9/30 (a)	350	395
National Australia Bank Ltd.,
2.33%, 8/21/30 (a)	850	866
National Securities Clearing Corp.,
1.50%, 4/23/25 (a)	450	466
Nationwide Building Society
4.30%, 3/8/29 (a)	275	320
4.36%, 8/1/24 (a)	500	544
Natwest Group PLC
3.88%, 9/12/23	1,075	1,167
Oversea-Chinese Banking Corp. Ltd.,
1.83%, 9/10/30 (a)	390	397
Pine Street Trust I
4.57%, 2/15/29 (a)	375	445
PNC Financial Services Group, Inc. (The),
2.20%, 11/1/24	675	718
Progressive Corp. (The),
3.20%, 3/26/30	450	519
4.00%, 3/1/29	75	90
Prologis LP
1.25%, 10/15/30	1,050	1,041

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.,
3.88%, 3/1/31 (a)	290	302
Realty Income Corp.,
0.75%, 3/15/26	662	661
Santander UK Group Holdings PLC
4.80%, 11/15/24	575	640
Shinhan Bank Co., Ltd.,
4.00%, 4/23/29 (a)	600	683
Shinhan Financial Group Co. Ltd.,
1.35%, 1/10/26 (a)	460	467
Societe Generale SA
2.63%, 1/22/25 (a)	625	662
SVB Financial Group
3.13%, 6/5/30	900	1,015
Syngenta Finance N.V.
4.89%, 4/24/25 (a)	300	322
TD Ameritrade Holding Corp.,
3.30%, 4/1/27	325	365
Transurban Finance Co. Pty Ltd.,
2.45%, 3/16/31 (a)	800	841
UnitedHealth Group, Inc.,
2.90%, 5/15/50	750	832
USAA Capital Corp.,
1.50%, 5/1/23 (a)	975	1,000
Wells Fargo & Co.,
2.41%, 10/30/25	225	238
2.57%, 2/11/31	475	505
2.88%, 10/30/30	525	573
3.07%, 4/30/41	525	572
Westpac Banking Corp.,
2.67%, 11/15/35	225	232
		75,990
Industrials (52.7%)
Abbott Laboratories
1.15%, 1/30/28	1,125	1,142
AbbVie, Inc.,
3.20%, 11/21/29	1,100	1,235
4.25%, 11/21/49	1,175	1,479
Activision Blizzard, Inc.,
2.50%, 9/15/50	425	416
Adobe, Inc.,
2.30%, 2/1/30	525	569
Air Products and Chemicals, Inc.,
2.80%, 5/15/50	425	468
Akamai Technologies, Inc.,
0.38%, 9/1/27	344	385
Aker BP ASA
4.75%, 6/15/24 (a)	800	828
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 2/15/29 (a)	325	359
Alphabet, Inc.,
1.10%, 8/15/30	475	469
Altria Group, Inc.,
3.88%, 9/16/46	175	185
Amazon.com, Inc.,
2.50%, 6/3/50	425	442
4.25%, 8/22/57	500	714
Amgen, Inc.,
3.15%, 2/21/40	375	414
Anheuser-Busch InBev Worldwide, Inc.,
4.35%, 6/1/40	450	554

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

4.50%, 6/1/50	750	948
4.60%, 4/15/48	575	729
4.75%, 1/23/29	500	618
Anthem, Inc.,
2.38%, 1/15/25	275	294
Apple, Inc.,
2.95%, 9/11/49	1,225	1,377
APT Pipelines Ltd.,
4.20%, 3/23/25 (a)	300	331
AstraZeneca PLC
1.38%, 8/6/30	525	521
AT&T, Inc.,
2.25%, 2/1/32	1,475	1,499
3.55%, 9/15/55 (a)	1,077	1,075
3.65%, 9/15/59 (a)	353	357
Automatic Data Processing, Inc.,
1.25%, 9/1/30	850	849
Aviation Capital Group LLC
4.38%, 1/30/24 (a)	475	502
Baidu, Inc.,
1.72%, 4/9/26	450	457
BAT Capital Corp.,
3.56%, 8/15/27	675	752
3.73%, 9/25/40	525	549
Berry Global, Inc.,
1.57%, 1/15/26 (a)	400	404
4.88%, 7/15/26 (a)	413	444
Boeing Co. (The),
3.25%, 2/1/35	250	257
3.95%, 8/1/59	300	322
5.15%, 5/1/30	500	606
Booking Holdings, Inc.,
0.90%, 9/15/21	225	261
Boston Scientific Corp.,
2.65%, 6/1/30	1,125	1,206
BP Capital Markets PLC
4.38%, 12/31/99 (c)	500	536
4.88%, 12/31/99 (c)	525	587
Braskem Netherlands Finance BV
4.50%, 1/31/30 (a)	340	350
Bristol-Myers Squibb Co.,
2.55%, 11/13/50	200	205
3.40%, 7/26/29	575	670
Broadcom, Inc.,
4.15%, 11/15/30	650	754
Burlington Northern Santa Fe LLC
4.40%, 3/15/42	75	100
4.55%, 9/1/44	610	827
Campbell Soup Co.,
3.13%, 4/24/50	500	530
Canadian National Railway Co.,
2.45%, 5/1/50	525	545
Canadian Natural Resources Ltd.,
2.95%, 1/15/23	650	680
Caterpillar, Inc.,
3.25%, 9/19/49	225	265
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 4/1/31	375	397
3.85%, 4/1/61	525	530
5.13%, 7/1/49	375	458
5.75%, 4/1/48	275	361

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Chevron USA, Inc.,
2.34%, 8/12/50	350	347
Cigna Corp.,
2.40%, 3/15/30	375	400
3.05%, 10/15/27	150	168
3.88%, 10/15/47	125	148
4.80%, 7/15/46	125	165
Cimarex Energy Co.,
3.90%, 5/15/27	475	524
4.38%, 3/15/29	425	482
Clorox Co. (The),
1.80%, 5/15/30	525	543
Coca-Cola Femsa SAB de CV
2.75%, 1/22/30	600	646
Comcast Corp.,
1.95%, 1/15/31	975	1,002
2.45%, 8/15/52	850	827
2.80%, 1/15/51	375	392
3.75%, 4/1/40	300	363
4.25%, 1/15/33	375	471
Conagra Brands, Inc.,
1.38%, 11/1/27	525	530
4.60%, 11/1/25	1,125	1,326
Concho Resources, Inc.,
4.88%, 10/1/47	250	339
Cummins, Inc.,
2.60%, 9/1/50	375	384
CVS Health Corp.,
1.75%, 8/21/30	275	277
3.75%, 4/1/30	787	917
5.05%, 3/25/48	200	272
5.13%, 7/20/45	75	101
Daimler Finance North America LLC
2.70%, 6/14/24 (a)	725	777
Dell International LLC/EMC Corp.,
4.90%, 10/1/26 (a)	750	886
Delta Air Lines, Inc.,
Series AA
3.20%, 10/25/25	450	463
3.63%, 3/15/22	475	489
Diamond Sports Group LLC/Diamond Sports Finance Co.,
6.63%, 8/15/27 (a)(b)	200	121
Diamondback Energy, Inc.,
3.25%, 12/1/26	800	855
Dollar General Corp.,
4.13%, 4/3/50	325	413
DP World PLC
5.63%, 9/25/48 (a)	500	639
DuPont de Nemours, Inc.,
5.32%, 11/15/38	225	305
Embraer Netherlands Finance BV
5.40%, 2/1/27	330	351
Enbridge, Inc.,
3.13%, 11/15/29	150	165
4.50%, 6/10/44	148	173
Enterprise Products Operating LLC,
3.95%, 1/31/60	125	139
4.20%, 1/31/50	825	973
Equinix, Inc.,
1.55%, 3/15/28	600	611
Exxon Mobil Corp.,
3.45%, 4/15/51	200	229

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Fiserv, Inc.,
2.65%, 6/1/30		250	271
Ford Motor Credit Co., LLC
4.39%, 1/8/26		725	762
Fortune Brands Home & Security, Inc.,
4.00%, 9/21/23		475	518
Fox Corp.,
5.58%, 1/25/49		350	512
Galaxy Pipeline Assets Bidco Ltd.,
1.75%, 9/30/27 (a)		925	941
General Mills, Inc.,
2.88%, 4/15/30		925	1,027
General Motors Co.,
6.60%, 4/1/36		325	440
6.75%, 4/1/46		150	216
General Motors Financial Co., Inc.,
3.85%, 1/5/28		475	529
4.35%, 1/17/27		175	199
Georgia-Pacific LLC
2.30%, 4/30/30 (a)		1,075	1,151
Gilead Sciences, Inc.
2.80%, 10/1/50		225	224
Glencore Funding LLC
2.50%, 9/1/30 (a)		600	613
4.13%, 3/12/24 (a)		325	358
Global Payments, Inc.,
2.90%, 5/15/30		725	790
Grifols SA
2.25%, 11/15/27 (a)	EUR	200	248
HCA, Inc.,
4.75%, 5/1/23		$450	491
5.50%, 6/15/47		350	468
Home Depot, Inc. (The),
2.50%, 4/15/27		325	357
2.70%, 4/15/30		277	309
3.35%, 4/15/50		425	507
Hormel Foods Corp.,
1.80%, 6/11/30		215	223
Hyundai Capital America,
2.38%, 2/10/23 (a)		500	516
3.00%, 2/10/27 (a)		1,375	1,497
Imperial Brands Finance PLC
3.13%, 7/26/24 (a)		1,000	1,072
Industrias Penoles SAB de CV
4.75%, 8/6/50 (a)		250	290
Intel Corp.
3.25%, 11/15/49		450	505
International Business Machines Corp.,
2.95%, 5/15/50		450	482
4.15%, 5/15/39		475	602
Inversiones CMPC SA
3.85%, 1/13/30		200	224
J2 Global, Inc.
1.75%, 11/1/26 (a)		270	281
JetBlue Pass Through Trust,
Series AA
2.75%, 11/15/33		482	484
John Deere Capital Corp.,
2.45%, 1/9/30		775	851
Johnson Controls International plc/Tyco Fire & Security Finance SCA
1.75%, 9/15/30		400	409

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Juniper Networks, Inc.,
1.20%, 12/10/25	700	709
Kimberly-Clark de Mexico SAB de CV
2.43%, 7/1/31 (a)	275	285
Kinder Morgan, Inc.,
5.20%, 3/1/48	325	414
Las Vegas Sands Corp.,
3.20%, 8/8/24	925	980
Level 3 Financing, Inc.,
3.40%, 3/1/27 (a)	625	682
Lowe's Cos., Inc.,
1.70%, 10/15/30	250	254
2.50%, 4/15/26	575	624
3.00%, 10/15/50	500	537
Marathon Petroleum Corp.,
4.70%, 5/1/25	300	344
4.75%, 12/15/23	1,125	1,247
Mars, Inc.,
3.20%, 4/1/30 (a)	300	345
McDonald's Corp.,
3.30%, 7/1/25	625	697
Meituan
2.13%, 10/28/25 (a)	390	397
Microsoft Corp.,
2.40%, 8/8/26	675	737
2.53%, 6/1/50	625	660
4.45%, 11/3/45	325	462
Mondelez International, Inc.,
2.75%, 4/13/30	675	742
MPLX LP
5.20%, 12/1/47	100	121
Newcastle Coal Infrastructure Group Pty Ltd.,
4.40%, 9/29/27 (a)	1,125	1,155
Newmont Corp.,
2.25%, 10/1/30	425	448
NIKE, Inc.,
3.38%, 3/27/50	500	620
Nissan Motor Co. Ltd.,
3.04%, 9/15/23 (a)	1,000	1,046
NOVA Chemicals Corp.,
4.88%, 6/1/24 (a)	300	313
Nutrition & Biosciences, Inc.,
2.30%, 11/1/30 (a)	250	258
NVIDIA Corp.,
3.50%, 4/1/50	425	518
NXP BV/NXP Funding LLC/NXP USA, Inc.,
3.40%, 5/1/30 (a)	875	994
Occidental Petroleum Corp.,
3.50%, 8/15/29	200	183
Oracle Corp.,
3.60%, 4/1/50	125	146
3.85%, 4/1/60	275	339
4.00%, 11/15/47	475	588
PayPal Holdings, Inc.,
2.30%, 6/1/30	1,059	1,136
2.85%, 10/1/29	202	225
Phillips 66
2.15%, 12/15/30	425	432
Pioneer Natural Resources Co.,
0.25%, 5/15/25 (a)	275	367
POSCO
4.00%, 8/1/23 (a)	475	513

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Prosus NV
3.68%, 1/21/30 (a)		775	845
Pure Storage, Inc.,
0.13%, 4/15/23		310	342
Q-Park Holding I BV
1.50%, 3/1/25 (a)	EUR	150	177
Raytheon Technologies Corp.,
4.50%, 6/1/42		$450	588
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 4/16/29 (a)		500	515
Rockies Express Pipeline LLC
3.60%, 5/15/25 (a)		400	413
Roper Technologies, Inc.,
1.00%, 9/15/25		600	608
Ross Stores, Inc.,
0.88%, 4/15/26		375	375
Royalty Pharma PLC
2.20%, 9/2/30 (a)		925	952
Sabine Pass Liquefaction LLC
4.50%, 5/15/30 (a)		1,200	1,424
Saudi Arabian Oil Co.,
2.25%, 11/24/30 (a)		570	581
3.50%, 4/16/29 (a)		500	557
Shell International Finance BV
3.13%, 11/7/49		400	443
Sherwin-Williams Co. (The),
2.30%, 5/15/30		775	811
2.95%, 8/15/29		175	193
3.30%, 5/15/50		150	166
Sigma Finance Netherlands BV
4.88%, 3/27/28 (a)		200	234
Silgan Holdings, Inc.,
2.25%, 6/1/28	EUR	200	249
Smithfield Foods, Inc.,
3.00%, 10/15/30 (a)		$475	503
5.20%, 4/1/29 (a)		775	924
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 9/20/29 (a)		400	434
5.15%, 9/20/29 (a)		550	638
Standard Industries, Inc.,
2.25%, 11/21/26 (a)	EUR	100	124
Sunoco Logistics Partners Operations LP
3.90%, 7/15/26		$275	302
4.00%, 10/1/27		750	824
Sysco Corp.,
5.95%, 4/1/30		575	757
T-Mobile USA, Inc.,
2.25%, 11/15/31 (a)		800	823
3.60%, 11/15/60 (a)		625	665
Tencent Holdings Ltd.
3.60%, 1/19/28 (a) ,		1,050	1,161
Transcontinental Gas Pipe Line Co. LLC
3.25%, 5/15/30		775	870
Transportadora de Gas Internacional SA ESP
5.55%, 11/1/28 (a)		400	473
TSMC Global Ltd.,
0.75%, 9/28/25 (a)		550	548
TWDC Enterprises 18 Corp.,
Series B
7.00%, 3/1/32		75	112

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Twitter, Inc.,
1.00%, 9/15/21	280	286
Union Pacific Corp.,
3.25%, 2/5/50	650	742
Upjohn, Inc.,
4.00%, 6/22/50 (a)	500	574
Verint Systems, Inc.,
1.50%, 6/1/21	225	248
Verizon Communications, Inc.,
1.50%, 9/18/30	1,250	1,233
1.75%, 1/20/31	275	274
2.65%, 11/20/40	525	531
2.99%, 10/30/56 (a)	957	965
4.67%, 3/15/55	125	168
Viatris, Inc.,
1.65%, 6/22/25 (a)	500	518
Visa, Inc.,
2.70%, 4/15/40	225	246
Volkswagen Group of America Finance LLC
1.25%, 11/24/25	775	783
Walmart, Inc.,
3.70%, 6/26/28	625	737
Walt Disney Co. (The),
2.75%, 9/1/49	909	964
3.60%, 1/13/51	331	401
Waste Management, Inc.,
1.15%, 3/15/28	475	477
Western Digital Corp.,
1.50%, 2/1/24	350	350
Western Midstream Operating LP
4.10%, 2/1/25	375	387
Williams Cos., Inc. (The),
4.85%, 3/1/48	275	339
5.10%, 9/15/45	225	279
		117,043
Utilities (8.8%)
Ameren Illinois Co.,
1.55%, 11/15/30	700	706
American Electric Power Co., Inc.,
Series N
1.00%, 11/1/25	750	760
Berkshire Hathaway Energy Co.,
2.85%, 5/15/51 (a)	550	567
Boston Gas Co.,
3.00%, 8/1/29 (a)	525	580
4.49%, 2/15/42 (a)	125	159
Cleveland Electric Illuminating Co. (The),
4.55%, 11/15/30 (a)	250	289
Consorcio Transmantaro SA
4.70%, 4/16/34 (a)	400	473
Consumers Energy Co.,
2.50%, 5/1/60	325	328
3.50%, 8/1/51	275	338
DTE Electric Co.,
3.95%, 3/1/49	450	585
Duke Energy Corp.,
2.45%, 6/1/30	875	933
Duke Energy Indiana LLC
Series YYY
3.25%, 10/1/49	375	426

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Duke Energy Progress LLC
3.45%, 3/15/29	550	639
Entergy Arkansas LLC
3.50%, 4/1/26	458	518
Entergy Texas, Inc.,
3.55%, 9/30/49	50	58
FirstEnergy Corp.,
Series C
3.40%, 3/1/50 (b)	450	433
Interstate Power and Light Co.,
2.30%, 6/1/30	350	371
3.50%, 9/30/49	175	203
Mississippi Power Co.,
3.95%, 3/30/28	575	671
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	1,625	1,706
NiSource, Inc.,
1.70%, 2/15/31	500	498
2.95%, 9/1/29	400	441
Northern States Power Co.,
2.90%, 3/1/50	475	538
NRG Energy, Inc.,
3.63%, 2/15/31 (a)	220	227
Oglethorpe Power Corp.,
5.05%, 10/1/48	325	414
ONEOK, Inc.,
3.10%, 3/15/30	1,250	1,334
Pacific Gas and Electric Co.,
3.30%, 8/1/40	525	526
PacifiCorp
2.70%, 9/15/30	825	909
Public Service Co. of Colorado,
Series 34
3.20%, 3/1/50	275	319
Southern California Edison Co.,
4.00%, 4/1/47	250	294
Southern Co. (The)
4.40%, 7/1/46	850	1,072
Virginia Electric and Power Co.,
2.45%, 12/15/50	275	278
Series A
2.88%, 7/15/29	825	929
Xcel Energy, Inc.,
2.60%, 12/1/29	975	1,057
		19,579
Total Fixed Income Securities (Cost $201,460)		213,357

	Shares
Short-Term Investments (5.0%)
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $129)	129,000	129

Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $9,165)	9,165,305	9,165

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

	Face Amount (000)
U.S. Treasury Security (0.8%)
U.S. Treasury Bill
0.09%, 6/3/21 (e)(f) (Cost $1,865)	$1,865	1,865
Total Short-Term Investments (Cost $11,159)		11,159
Total Investments (101.0%) (Cost $212,619) Including $947 of Securities Loaned (g)(h)(i)		224,516
Liabilities in Excess of Other Assets (-1.0%)		(2,267)
Net Assets (100.0%)		$222,249

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2020, were approximately $947,000 and $969,000, respectively. The fund received cash collateral of approximately $129,000, which was subsequently invested in a Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $840,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2020.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2020, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.
(e)	Rate shown is the yield to maturity at December 31, 2020.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreement.
(g)	Securities are available for collateral in connection with open foreign currency forward exchange contract, open futures contracts and open swap agreement.
(h)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2020, the Fund did not engage in any cross-trade transactions.
(i)	At December 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $12,374,000 and the aggregate gross unrealized depreciation is approximately $462,000, resulting in net unrealized appreciation of approximately $11,912,000.
MTN	Medium Term Note.

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at December 31, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
Goldman Sachs International	EUR	650	$772	2/26/21	$(23)

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2020:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	93	Mar-21		$18,600	$20,551	$15
U.S. Treasury 30 yr. Bond	115	Mar-21		11,500	19,917	(129)
U.S. Treasury 5 yr. Note	63	Mar-21		6,300	7,948	15
U.S. Treasury Ultra Long Bond	17	Mar-21		1,700	3,631	1

Short:
German Euro BOBL	1	Mar-21	EUR	(100)	(165)	—@
German Euro Bund	2	Mar-21		(200)	(434)	1
U.S. Treasury 10 yr. Note	37	Mar-21		$(3,700)	(5,109)	(8)
U.S. Treasury 10 yr. Ultra Long Bond	251	Mar-21		(25,100)	(39,246)	141
						$36

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at December 31, 2020:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment (Received) (000)	Unrealized Appreciation (000)
Morgan Stanley & Co. LLC*
CDX.NA.HY.33	NR	Buy	5.00%	Quarterly	12/20/24	$1,224	$(115)	$(117)	$2

@	Value is less than $500.
†	Credit rating as issued by Standard & Poor's.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR	Not rated.
EUR	Euro

Portfolio Composition**

Classification	Percentage of Total Investments
Industrials	52.2%
Finance	33.9
Utilities	8.7
Other***	5.2
Total Investments	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2020.
***	Industries and/or investment types representing less than 5% of total investments.
****	Does not include open long/short futures contracts with a value of approximately $97,001,000 and net unrealized appreciation of approximately $36,000. Does not include an open foreign currency forward exchange contract with total unrealized depreciation of approximately $23,000. Also does not include an open swap agreement with total unrealized appreciation of approximately $2,000.

Morgan Stanley Institutional Fund Trust

Discovery Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (89.9%)
Biotechnology (1.8%)
Alnylam Pharmaceuticals, Inc. (a)	104,945	$13,640
Exact Sciences Corp. (a)	384,992	51,007
Moderna, Inc. (a)	211,584	22,104
		86,751
Commercial Services & Supplies (2.1%)
Cintas Corp.	137,448	48,582
Copart, Inc. (a)	381,709	48,573
		97,155
Entertainment (2.0%)
Roku, Inc. (a)	140,484	46,643
Zynga, Inc., Class A (a)	5,015,481	49,503
		96,146
Health Care Equipment & Supplies (3.0%)
DexCom, Inc. (a)	333,989	123,482
Penumbra, Inc. (a)	95,907	16,784
		140,266
Health Care Providers & Services (3.6%)
Covetrus, Inc. (a)	4,262,324	122,499
Guardant Health, Inc. (a)	372,885	48,058
		170,557
Health Care Technology (4.9%)
Agilon Health Topco, Inc.(a)(b)(c) (acquisition cost — $2,693; acquired 11/7/18)	7,122	4,198
GoodRx Holdings, Inc., Class A (a)	724,230	29,216
Teladoc Health, Inc. (a)	123,675	24,730
Veeva Systems, Inc., Class A (a)	638,516	173,836
		231,980
Hotels, Restaurants & Leisure (0.5%)
Airbnb, Inc., Class A (a)	173,643	25,491

Information Technology Services (19.0%)
Adyen N.V. (Netherlands) (a)	25,458	59,153
ContextLogic, Inc., Class A (a)(d)	3,687,788	67,265
Fastly, Inc., Class A (a)	2,472,697	216,039
MongoDB, Inc. (a)	454,486	163,179
Okta, Inc. (a)	672,841	171,077
Twilio, Inc., Class A (a)	659,654	223,293
		900,006
Interactive Media & Services (12.5%)
Pinterest, Inc., Class A (a)	3,430,645	226,080
Twitter, Inc. (a)	3,223,308	174,542
Zillow Group, Inc., Class C (a)	509,239	66,099
ZoomInfo Technologies, Inc., Class A (a)	2,623,926	126,552
		593,273

Morgan Stanley Institutional Fund Trust

Discovery Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Internet & Direct Marketing Retail (8.2%)
Chewy, Inc., Class A (a)	513,847	46,190
DoorDash, Inc., Class A (a)(d)	288,868	41,236
Farfetch Ltd., Class A (a)	2,085,574	133,080
Opendoor Technologies, Inc. (a)(d)	1,005,760	22,861
Overstock.com, Inc. (a)	754,671	36,201
Stitch Fix, Inc., Class A (a)	761,207	44,698
Wayfair, Inc., Class A (a)	296,141	66,872
		391,138
Leisure Products (1.0%)
Peloton Interactive, Inc., Class A (a)	305,454	46,343

Life Sciences Tools & Services (3.2%)
10X Genomics, Inc., Class A (a)	732,567	103,731
NanoString Technologies, Inc. (a)	702,422	46,978
		150,709
Metals & Mining (0.1%)
Royal Gold, Inc.	50,387	5,359

Oil, Gas & Consumable Fuels (0.2%)
Texas Pacific Land Trust (d)	12,984	9,439

Pharmaceuticals (2.3%)
Royalty Pharma PLC, Class A (United Kingdom)	2,202,068	110,214

Professional Services (2.2%)
CoStar Group, Inc. (a)	54,826	50,674
Verisk Analytics, Inc.	247,014	51,278
		101,952

Real Estate Management & Development (0.9%)
Redfin Corp. (a)	641,726	44,042

Software (18.7%)
Alteryx, Inc., Class A (a)	335,283	40,834
Appian Corp. (a)(d)	815,178	132,132
Cloudflare, Inc., Class A (a)	612,080	46,512
Coupa Software, Inc. (a)	349,550	118,466
Datadog, Inc., Class A (a)	474,778	46,737
DocuSign, Inc. (a)	209,594	46,593
Dropbox, Inc., Class A (a)	3,147,029	69,833
MicroStrategy, Inc., Class A (a)	160,354	62,306
Nuance Communications, Inc. (a)	554,146	24,432
Skillz, Inc. (a)(d)	6,343,045	126,861
Trade Desk, Inc. (The), Class A (a)	161,195	129,117
Unity Software, Inc. (a)(d)	265,166	40,695
		884,518
Specialty Retail (2.7%)
Carvana Co. (a)	536,334	128,473

Trading Companies & Distributors (1.0%)
Fastenal Co.	1,003,767	49,014
Total Common Stocks (Cost $3,149,387)		4,262,826

Morgan Stanley Institutional Fund Trust

Discovery Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Preferred Stocks (0.1%)
Internet & Direct Marketing Retail (0.1%)
Overstock.com, Inc. Series A-1 (a)(d) (Cost $337)	44,025	1,948

Short-Term Investments (12.5%)
Securities held as Collateral on Loaned Securities (4.0%)
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	164,622,944	164,623

	Face Amount (000)
Repurchase Agreements (0.5%)
Barclays Capital, Inc., (0.05%, dated 12/31/20, due 1/4/21; proceeds $5,019; fully collateralized by a U.S. Government obligation; 1.63% due 11/15/22; valued at $5,119)	$5,019	5,019
HSBC Securities USA, Inc., (0.05%, dated 12/31/20, due 1/4/21; proceeds $19,574; fully collateralized by a U.S. Government obligation; 0.15% due 10/31/22; valued at $19,966)	19,574	19,574
Merrill Lynch & Co., Inc., (0.06%, dated 12/31/20, due 1/4/21; proceeds $2,008; fully collateralized by a U.S. Government obligation; 2.50% due 5/15/46; valued at $2,048)	2,008	2,008
		26,601
Total Securities held as Collateral on Loaned Securities (Cost $191,224)		191,224

	Shares
Investment Company (8.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $404,786)	404,786,060	404,786
Total Short-Term Investments (Cost $596,010)		596,010
Total Investments Excluding Purchased Options (102.5%) (Cost $3,745,734)		4,860,784
Total Purchased Options Outstanding (0.1%) (Cost $10,890)		2,510
Total Investments (102.6%) (Cost $3,756,624) Including $193,759 of Securities Loaned (f)(g)(h)		4,863,294
Liabilities in Excess of Other Assets (-2.6%)		(121,119)
Net Assets (100.0%)		$4,742,175

(a)	Non-income producing security.
(b)	At December 31, 2020, the Fund held a fair valued security valued at approximately $4,198,000, representing 0.1% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at December 31, 2020 amounts to approximately $4,198,000 and represents 0.1% of net assets.

Morgan Stanley Institutional Fund Trust

Discovery Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

(d)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2020, were approximately $193,759,000 and $197,575,000, respectively. The Fund received cash collateral of approximately $191,224,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $6,351,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2020, advisory fees paid were reduced by approximately $94,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The approximate fair value and percentage of net assets, $59,153,000 and 1.3%, respectively, represent the security that has been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2020, the Fund did not engage in any cross-trade transactions.
(h)	At December 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,163,593,000 and the aggregate gross unrealized depreciation is approximately $56,923,000, resulting in net unrealized appreciation of approximately $1,106,670,000.

Morgan Stanley Institutional Fund Trust

Discovery Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at December 31, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.99	Sep - 21	451,174,389	451,174	$429	$2,732	$(2,303)
BNP Paribas	USD/CNH	CNH	7.64	Nov - 21	655,329,970	655,330	1,790	3,559	(1,769)
Royal Bank of Scotland	USD/CNH	CNH	7.75	Jan - 21	197,985,615	197,986	-@	865	(865)
Royal Bank of Scotland	USD/CNH	CNH	8.06	Jul - 21	437,306,829	437,307	261	2,319	(2,058)
Royal Bank of Scotland	USD/CNH	CNH	8.48	May - 21	226,595,778	226,596	30	1,415	(1,385)
							$2,510	$10,890	$(8,380)

@	—	Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	27.0%
Information Technology Services	19.3
Software	18.9
Interactive Media & Services	12.7
Short-Term Investments	8.7
Internet & Direct Marketing Retail	8.4
Health Care Technology	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2020.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (39.0%)
Agency Adjustable Rate Mortgage (0.0%)
United States (0.0%)
Federal Home Loan Mortgage Corporation, Conventional Pool:
12 Month USD LIBOR + 1.62%, 3.10%, 7/1/45		$49	$52

Agency Fixed Rate Mortgages (3.1%)
United States (3.1%)
Federal Home Loan Mortgage Corporation, Conventional Pool:
4.50%, 1/1/49		264	287
Gold Pools:
3.50%, 1/1/44 – 6/1/45		827	905
4.50%, 1/1/49		63	69
6.50%, 5/1/32 – 7/1/32		27	30
7.50%, 5/1/35		3	3
Federal National Mortgage Association, Conventional Pools:
3.00%, 7/1/49		640	667
3.50%, 3/1/47		103	111
4.00%, 4/1/45 – 9/1/45		753	830
4.50%, 3/1/41 – 11/1/44		172	191
5.00%, 1/1/41 – 3/1/41		401	465
6.00%, 1/1/38		3	4
6.50%, 12/1/29		9	10
7.00%, 2/1/31		52	54
7.50%, 8/1/37		5	7
February TBA:
2.00%, 2/1/51 (a)		1,150	1,193
January TBA:
3.00%, 1/1/51 (a)		5,150	5,396
3.50%, 1/1/51 (a)		2,000	2,114
Government National Mortgage Association, Various Pools:
4.00%, 8/20/41 – 11/20/42		228	253
4.50%, 6/20/49		93	98
5.00%, 2/20/49 – 6/20/49		275	298
5.50%, 8/15/39		16	18
			13,003
Asset-Backed Securities (0.4%)
United States (0.4%)
Freed ABS Trust,
3.06%, 3/18/27 (b)		300	305
New Century Home Equity Loan Trust,
1 Month USD LIBOR + 1.35%, 1.50%, 3/25/33 (c)		206	204
NovaStar Mortgage Funding Trust,
1 Month USD LIBOR + 1.58%, 1.72%, 12/25/34 (c)		200	199
Renaissance Home Equity Loan Trust,
1 Month USD LIBOR + 0.76%, 0.91%, 12/25/32 (c)		227	217
SASCO Mortgage Loan Trust,
1 Month USD LIBOR + 2.18%, 2.32%, 5/25/34 (c)		356	358
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 0.04%, 7/25/39 (c)	EUR	450	524
			1,807

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2020 (unaudited)(cont’d)

Collateralized Mortgage Obligations - Agency Collateral Series (0.0%)
United States (0.0%)
Federal Home Loan Mortgage Corporation IO REMIC,
5.89%, 4/15/39 (c)(d)		$7	—@

Commercial Mortgage-Backed Securities (0.5%)
United Kingdom (0.1%)
Taurus 2018-2 UK DAC,
3 Month GBP LIBOR + 1.10%, 1.15%, 5/22/28 (c)	GBP	230	307

United States (0.4%)
Ashford Hospitality Trust,
1 Month USD LIBOR + 1.85%, 2.01%, 6/15/35 (b)(c)		$250	234
COMM Mortgage Trust,
3.28%, 1/10/46		305	318
4.74%, 7/15/47 (b)(c)		152	129
Federal Home Loan Mortgage Corporation,
2.79%, 1/25/22		67	69
2.97%, 10/25/21		82	83
JP Morgan Chase Commercial Mortgage Securities Trust,
4.39%, 7/15/46 (b)		29	29
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		255	263
WFRBS Commercial Mortgage Trust,
4.00%, 10/15/57 (b)(c)		200	193
5.02%, 9/15/46 (b)(c)		375	295
			1,613
			1,920
Corporate Bonds (10.6%)
Australia (0.3%)
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (b)		200	204
Macquarie Bank Ltd.,
6.63%, 4/7/21 (b)		270	274
Macquarie Group Ltd.,
4.15%, 3/27/24 (b)		125	135
Transurban Finance Co. Pty Ltd.,
2.00%, 8/28/25	EUR	350	465
Westpac Banking Corp.,
2.67%, 11/15/35		$125	129
			1,207
Belgium (0.1%)
Anheuser-Busch InBev SA N.V.,
2.75%, 3/17/36	EUR	350	540

Canada (0.5%)
Enbridge, Inc.,
2.50%, 1/15/25		$200	214
Province of British Columbia Canada,
2.00%, 10/23/22		780	806
Province of Ontario Canada,
2.30%, 6/15/26		780	851

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2020 (unaudited)(cont’d)

Royal Bank of Canada,
2.75%, 2/1/22		350	360
			2,231
China (0.1%)
Baidu, Inc.,
2.88%, 7/6/22		200	206
Meituan,
3.05%, 10/28/30 (b)		200	208
			414
Colombia (0.2%)
Ecopetrol SA,
5.88%, 9/18/23		710	793

Denmark (0.1%)
Danske Bank A/S,
5.00%, 1/12/23 (b)		200	208

France (0.8%)
Banque Federative du Credit Mutuel SA,
0.75%, 7/17/25	EUR	400	508
1.75%, 12/19/24		400	577
BNP Paribas SA,
1.13%, 6/11/26		485	622
BPCE SA,
5.15%, 7/21/24 (b)		$725	826
Orange SA,
5.00%, 10/1/26 (e)	EUR	250	371
TOTAL SA,
2.71%, 12/29/49 (e)		100	128
3.88%, 12/29/49 (e)		250	321
			3,353
Germany (0.8%)
Bayer US Finance II LLC,
3.88%, 12/15/23 (b)		$675	736
Daimler Finance North America LLC,
2.70%, 6/14/24 (b)		325	348
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (b)		625	704
Kreditanstalt fuer Wiederaufbau,
1.13%, 9/15/32	EUR	640	911
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41		400	500
			3,199
Hong Kong (0.0%)
CK Hutchison International 16 Ltd.,
1.88%, 10/3/21 (b)		$200	202

India (0.2%)
ONGC Videsh Vankorneft Pte Ltd.,
3.75%, 7/27/26		820	890

Ireland (0.1%)
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (b)		250	255

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2020 (unaudited)(cont’d)

Israel (0.0%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		82	82

Korea, Republic of (0.3%)
Korea Electric Power Corp.,
2.50%, 6/24/24 (b)		610	647
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (b)		510	551
			1,198
Netherlands (0.2%)
ASR Nederland N.V.,
5.00%, 9/30/24 (e)	EUR	425	587
Cooperatieve Rabobank UA,
3.95%, 11/9/22		$250	266
			853
Saudi Arabia (0.1%)
Saudi Arabian Oil Co.,
3.50%, 4/16/29		490	545

Spain (0.4%)
Banco Santander SA,
3.13%, 1/19/27	EUR	400	559
5.18%, 11/19/25		$600	704
CaixaBank SA,
0.75%, 4/18/23	EUR	400	499
			1,762
Switzerland (0.4%)
Credit Suisse Group AG,
2.19%, 6/5/26 (b)		$325	340
Syngenta Finance N.V.,
4.44%, 4/24/23 (b)		200	210
UBS Group Funding Switzerland AG,
3.49%, 5/23/23 (b)		900	937
			1,487
United Arab Emirates (0.2%)
ADCB Finance Cayman Ltd.,
4.00%, 3/29/23 (b)		200	214
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (b)		450	468
			682
United Kingdom (1.2%)
BAT Capital Corp.,
3.56%, 8/15/27		525	585
BP Capital Markets PLC,
2.50%, 11/6/22		275	286
HSBC Holdings PLC,
2.26%, 11/13/26		300	437
2.63%, 11/7/25		525	559
4.25%, 3/14/24		400	442
Lloyds Banking Group PLC,
2.25%, 10/16/24	GBP	400	575

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2020 (unaudited)(cont’d)

Nationwide Building Society,
3.77%, 3/8/24 (b)		$300	319
4.36%, 8/1/24 (b)		200	218
Natwest Group PLC,
3.88%, 9/12/23		750	814
NGG Finance PLC,
5.63%, 6/18/73	GBP	350	549
			4,784
United States (4.6%)
AbbVie, Inc.,
3.20%, 11/21/29		$300	337
Air Lease Corp.,
2.30%, 2/1/25		300	311
Amazon.com, Inc.,
4.25%, 8/22/57		175	250
American International Group, Inc.,
4.88%, 6/1/22		400	424
American Tower Corp.,
2.40%, 3/15/25		200	213
AT&T, Inc.,
1.80%, 9/5/26	EUR	400	533
2.90%, 12/4/26		$350	532
Bank of America Corp.MTN,
4.00%, 1/22/25		825	928
Boeing Co. (The),
5.15%, 5/1/30		200	242
Burlington Northern Santa Fe LLC,
4.55%, 9/1/44		195	264
Campbell Soup Co.,
2.38%, 4/24/30		200	212
Capital One Financial Corp.,
3.30%, 10/30/24		325	357
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.75%, 4/1/48		175	229
Chubb INA Holdings, Inc.,
0.88%, 6/15/27	EUR	400	514
Cigna Corp.,
2.40%, 3/15/30		$75	80
3.88%, 10/15/47		200	237
Citigroup, Inc.,
2.67%, 1/29/31		156	168
2.98%, 11/5/30		45	50
4.41%, 3/31/31		99	120
5.50%, 9/13/25		425	511
Comcast Corp.,
1.95%, 1/15/31		525	540
Crown Castle International Corp.,
3.30%, 7/1/30		125	140
CVS Health Corp.,
3.75%, 4/1/30		50	58
Deere & Co.,
3.10%, 4/15/30		100	115
Diamondback Energy, Inc.,
2.88%, 12/1/24		425	447
Emerson Electric Co.,
1.25%, 10/15/25	EUR	450	587
Energy Transfer Operating LP,
2.90%, 5/15/25		$600	635

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2020 (unaudited)(cont’d)

Enterprise Products Operating LLC,
3.95%, 1/31/60		100	111
Ford Motor Credit Co. LLC,
3.09%, 1/9/23		300	306
Fox Corp.,
4.71%, 1/25/29		175	212
GE Capital International Funding Co., Unlimited Co.,
4.42%, 11/15/35		250	299
Georgia-Pacific LLC,
2.30%, 4/30/30 (b)		325	348
Goldman Sachs Group, Inc. (The),
2.88%, 10/31/22		350	357
HCA, Inc.,
5.50%, 6/15/47		100	134
HSBC USA, Inc.,
3.50%, 6/23/24		100	109
JPMorgan Chase & Co.,
3.70%, 5/6/30		200	232
Las Vegas Sands Corp.,
3.20%, 8/8/24		75	79
3.50%, 8/18/26		125	134
Level 3 Financing, Inc.,
3.40%, 3/1/27 (b)		425	464
McDonald's Corp.MTN,
3.38%, 5/26/25		275	306
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (b)		425	479
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30		325	341
2.75%, 5/1/25		450	487
NIKE, Inc.,
2.85%, 3/27/30		275	312
NiSource, Inc.,
3.60%, 5/1/30		175	203
NVIDIA Corp.,
2.85%, 4/1/30		275	310
Occidental Petroleum Corp.,
3.20%, 8/15/26		40	37
5.55%, 3/15/26		350	366
Oracle Corp.,
2.95%, 4/1/30		350	392
3.40%, 7/8/24		175	192
Pacific Gas and Electric Co.,
2.50%, 2/1/31		175	176
PepsiCo, Inc.,
2.63%, 4/28/26	EUR	400	559
Prologis Euro Finance LLC,
1.88%, 1/5/29		300	415
Synchrony Bank,
3.00%, 6/15/22		$875	904
Union Pacific Corp.,
3.95%, 9/10/28		190	226
Verizon Communications, Inc.,
4.67%, 3/15/55		196	264
Walt Disney Co. (The),
2.65%, 1/13/31		350	384
Wells Fargo & Co.,
2.57%, 2/11/31		350	372
2.88%, 10/30/30		175	191
5.01%, 4/4/51		300	427
			19,162
			43,847

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2020 (unaudited)(cont’d)

Mortgages - Other (0.5%)
Netherlands (0.1%)
E-MAC NL 2006-II BV,
0.71%, 1/25/39 (c)	EUR	230	260

United Kingdom (0.1%)
Great Hall Mortgages No 1 PLC,
Zero Coupon, 6/18/38 (c)	GBP	200	231

United States (0.3%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36		$26	11
ChaseFlex Trust,
6.00%, 2/25/37		22	13
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 5/25/47		613	623
3.50%, 5/25/45 – 7/25/46		250	256
4.00%, 5/25/45		24	25
GSR Mortgage Loan Trust,
5.75%, 1/25/37		11	9
Lehman Mortgage Trust,
6.50%, 9/25/37		18	9
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/58 – 10/25/58		369	396
4.00%, 10/25/58		44	48
			1,390
			1,881
Sovereign (19.7%)
Australia (1.1%)
Australia Government Bond,
0.25%, 11/21/25	AUD	2,480	1,905
2.50%, 5/21/30		1,850	1,630
2.75%, 11/21/29		830	743
3.00%, 3/21/47		250	238
			4,516
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30 (b)	EUR	260	331
2.10%, 12/31/99 (b)		49	134
			465
Belgium (0.4%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29 (b)		120	164
1.70%, 6/22/50 (b)		350	593
1.90%, 6/22/38 (b)		550	893
			1,650

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2020 (unaudited)(cont’d)

Brazil (1.7%)
Brazil Letras do Tesouro Nacional,
Zero Coupon, 1/1/24	BRL	42,000	6,926

Canada (1.3%)
Canadian Government Bond,
2.25%, 6/1/29	CAD	5,150	4,600
Province of Quebec Canada,
1.35%, 5/28/30		$860	873
			5,473
China (1.1%)
China Development Bank,
3.07%, 3/10/30	CNY	4,900	717
China Government Bond,
3.13%, 11/21/29		20,150	3,058
3.86%, 7/22/49		6,000	932
			4,707
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	2,190	385

Finland (0.1%)
Finland Government Bond,
1.13%, 4/15/34 (b)	EUR	270	391

France (1.1%)
French Republic Government Bond OAT,
0.00%, 11/25/29		2,510	3,181
2.00%, 5/25/48 (b)		760	1,354
			4,535
Germany (1.0%)
Bundesrepublik Deutschland Bundesanleihe,
0.25%, 2/15/29		1,580	2,076
4.25%, 7/4/39		210	485
4.75%, 7/4/34		70	148
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		940	1,474
			4,183
Greece (2.5%)
Hellenic Republic Government Bond,
3.75%, 1/30/28		6,968	10,483

Hong Kong (0.1%)
Hong Kong Government International Bond,
2.50%, 5/28/24 (b)		$250	265

Hungary (0.0%)
Hungary Government Bond,
3.00%, 8/21/30	HUF	17,000	62

Indonesia (0.3%)
Indonesia Government International Bond,
1.75%, 4/24/25	EUR	440	569
Indonesia Treasury Bond,
6.13%, 5/15/28	IDR	2,681,000	194
8.25%, 5/15/29		1,320,000	108
8.38%, 3/15/34		3,345,000	278
			1,149

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2020 (unaudited)(cont’d)

Italy (1.0%)
Italy Buoni Poliennali Del Tesoro,
1.40%, 5/26/25 (b)	EUR	200	259
1.75%, 7/1/24		1,875	2,449
2.45%, 9/1/50 (b)		910	1,389
			4,097
Japan (4.3%)
Japan Government Five Year Bond,
0.10%, 12/20/23	JPY	240,000	2,341
Japan Government Ten Year Bond,
0.10%, 6/20/26 – 6/20/29		677,000	6,633
Japan Government Thirty Year Bond,
0.30%, 6/20/46		186,000	1,703
0.40%, 9/20/49		108,000	985
1.70%, 6/20/33		248,000	2,866
2.00%, 9/20/40		253,000	3,195
			17,723
Korea, Republic of (0.2%)
Export-Import Bank of Korea,
2.38%, 6/25/24		$510	540
Korea International Bond,
2.00%, 6/19/24		350	367
			907
Malaysia (0.3%)
Malaysia Government Bond,
3.89%, 8/15/29	MYR	1,700	465
Petronas Capital Ltd.,
3.50%, 3/18/25 (b)		$675	749
			1,214
Mexico (0.3%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	6,000	343
7.75%, 5/29/31		5,000	295
8.50%, 5/31/29		1,900	117
Mexico Government International Bond,
4.50%, 4/22/29		$330	388
Petroleos Mexicanos,
6.95%, 1/28/60		95	90
			1,233
Netherlands (0.3%)
Nederlandse Waterschapsbank,
1.00%, 5/28/30 (b)		376	371
Netherlands Government Bond,
0.00%, 7/15/30 (b)		700	896
2.75%, 1/15/47 (b)		70	153
			1,420

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2020 (unaudited)(cont’d)

New Zealand (0.2%)
New Zealand Government Bond,
2.75%, 4/15/37	NZD	280	237
3.00%, 4/20/29		890	753
			990
Nigeria (0.1%)
Africa Finance Corp.,
4.38%, 4/17/26 (b)		$200	220

Norway (0.0%)
Norway Government Bond,
1.38%, 8/19/30 (b)	NOK	790	96

Poland (0.1%)
Republic of Poland Government Bond,
2.50%, 7/25/27	PLN	820	244

Portugal (0.1%)
Portugal Obrigacoes do Tesouro OT,
0.70%, 10/15/27 (b)	EUR	390	507

Russia (0.1%)
Russian Federal Bond - OFZ,
7.95%, 10/7/26	RUB	21,000	319

Spain (0.5%)
Spain Government Bond,
1.25%, 10/31/30 (b)	EUR	1,180	1,612
2.70%, 10/31/48 (b)		300	539
3.45%, 7/30/66 (b)		80	177
			2,328
Sweden (0.1%)
Sweden Government Bond,
0.75%, 5/12/28	SEK	1,590	206
1.00%, 11/12/26		1,350	176
			382
United Kingdom (1.2%)
United Kingdom Gilt,
0.63%, 10/22/50	GBP	900	1,192
1.63%, 10/22/28		940	1,443
3.50%, 1/22/45		610	1,346
4.25%, 9/7/39		480	1,080
			5,061
			81,931
Supranational (0.9%)
European Investment Bank,
0.20%, 7/15/24		690	869
International Bank for Reconstruction & Development,
SOFR + 0.43%, 0.51%, 8/19/27 (c)	AUD	1,170	1,170
2.20%, 2/27/24		2,190	1,789
			3,828

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2020 (unaudited)(cont’d)

U.S. Treasury Securities (3.3%)
United States (3.3%)
U.S. Treasury Bonds,
1.13%, 5/15/40	$2,740	2,603
1.25%, 5/15/50	1,520	1,379
1.88%, 7/31/22	3,700	3,802
2.13%, 5/15/25	1,870	2,019
2.50%, 2/15/45	1,180	1,408
3.13%, 5/15/48	2,000	2,685
		13,896
Total Fixed Income Securities (Cost $148,653)		162,165

	Shares
Common Stocks (45.1%)
Australia (1.3%)
AGL Energy Ltd.	2,978	27
Alumina Ltd.	11,110	16
Amcor PLC CDI	5,050	60
AMP Ltd.	13,299	16
Ampol Ltd.	1,213	27
APA Group	4,801	36
Aristocrat Leisure Ltd.	2,319	56
ASX Ltd.	832	46
Aurizon Holdings Ltd.	8,906	27
AusNet Services	9,705	13
Australia & New Zealand Banking Group Ltd.	14,781	259
Bank of Queensland Ltd.	2,286	14
Bendigo & Adelaide Bank Ltd.	2,837	20
BHP Group Ltd.	12,803	418
Boral Ltd.	5,420	21
Brambles Ltd.	6,922	57
Challenger Ltd.	2,910	14
CIMIC Group Ltd. (f)	520	10
Coca-Cola Amatil Ltd.	2,773	28
Cochlear Ltd.	247	36
Coles Group Ltd.	4,854	68
Commonwealth Bank of Australia	7,202	458
Computershare Ltd.	2,115	24
Crown Resorts Ltd.	1,704	13
CSL Ltd.	1,850	404
Dexus REIT	4,205	30
Domino's Pizza Enterprises Ltd.	297	20
Evolution Mining Ltd.	25,679	99
Flight Centre Travel Group Ltd. (f)	309	4
Fortescue Metals Group Ltd.	6,558	118
Gold Road Resources Ltd. (f)	13,228	13
Goodman Group REIT	7,828	114
GPT Group (The) REIT	8,147	28
Harvey Norman Holdings Ltd.	2,918	10
Incitec Pivot Ltd. (f)	7,891	14
Insurance Australia Group Ltd.	10,236	37
James Hardie Industries PLC CDI (f)	1,942	57
Lend Lease Group REIT	2,494	25
Macquarie Group Ltd.	1,349	144
Medibank Pvt Ltd.	11,914	27
Mirvac Group REIT	16,144	33
National Australia Bank Ltd.	13,808	241
Newcrest Mining Ltd.	13,583	271

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2020 (unaudited)(cont’d)

Northern Star Resources Ltd.	11,100	108
Oil Search Ltd.	6,148	18
OneMarket Ltd. (f)	390	—
Orica Ltd.	1,693	20
Origin Energy Ltd.	7,569	28
Perseus Mining Ltd. (f)	17,582	18
Qantas Airways Ltd. (f)	1,836	7
QBE Insurance Group Ltd.	6,932	45
Ramelius Resources Ltd.	12,107	16
Ramsay Health Care Ltd.	601	29
REA Group Ltd.	256	29
Regis Resources Ltd.	7,613	22
Resolute Mining Ltd. (f)	16,253	10
Rio Tinto Ltd.	1,804	159
Santos Ltd.	7,972	39
Saracen Mineral Holdings Ltd. (f)	16,627	61
Scentre Group REIT	23,148	50
Seek Ltd.	1,509	33
Shopping Centres Australasia Property Group REIT	60	—@
Silver Lake Resources Ltd. (f)	13,132	18
Sonic Healthcare Ltd.	1,819	45
South32 Ltd.	22,537	43
St. Barbara Ltd.	10,542	19
Stockland REIT	11,700	38
Suncorp Group Ltd.	5,591	42
Sydney Airport (f)	4,975	25
Tabcorp Holdings Ltd.	8,790	26
Telstra Corp., Ltd.	18,427	42
TPG Telecom Ltd. (f)	1,813	10
Transurban Group	8,818	93
Treasury Wine Estates Ltd.	3,310	24
Tuas Ltd. (f)	904	1
Vicinity Centres REIT	15,057	19
Vocus Group Ltd. (f)	2,930	9
Wesfarmers Ltd.	4,854	189
Westpac Banking Corp.	14,786	220
Woodside Petroleum Ltd.	3,539	62
Woolworths Group Ltd.	5,740	174
		5,244
Austria (0.0%)
IMMOFINANZ AG (f)	332	7
voestalpine AG	1,205	43
		50
Belgium (0.1%)
Ageas	751	40
Anheuser-Busch InBev SA N.V.	3,075	214
Colruyt SA	239	14
Groupe Bruxelles Lambert SA	320	32
KBC Group N.V. (f)	1,004	70
Proximus SADP	606	12
Solvay SA	296	35
Telenet Group Holding N.V.	212	9
UCB SA	499	52
Umicore SA	746	36
		514

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2020 (unaudited)(cont’d)

Canada (2.2%)
Agnico-Eagle Mines Ltd. (NYSE)	2,853	201
Agnico Eagle Mines Ltd. (TSX)	1,200	84
Alamos Gold, Inc., Class A	5,795	51
Alimentation Couche-Tard, Inc., Class B	3,862	132
AltaGas Ltd.	1,100	16
ARC Resources Ltd.	1,445	7
Atco Ltd., Class I	600	17
B2Gold Corp.	15,498	87
Bank of Montreal	3,198	243
Bank of Nova Scotia (The)	5,411	292
Barrick Gold Corp. (LSE)	4,043	94
Barrick Gold Corp. (NYSE)	21,681	494
Bausch Health Cos., Inc. (f)	1,400	29
BCE, Inc.	1,100	47
Blackberry Ltd. (f)	2,320	15
Bombardier, Inc., Class B (f)	9,698	4
Brookfield Asset Management, Inc., Class A	5,519	228
CAE, Inc.	1,300	36
Cameco Corp.	1,834	25
Canadian Imperial Bank of Commerce	1,638	140
Canadian National Railway Co.	3,476	382
Canadian Natural Resources Ltd.	4,929	118
Canadian Pacific Railway Ltd.	1,100	382
Canadian Tire Corp., Ltd., Class A	600	79
Canadian Utilities Ltd., Class A	1,000	24
CCL Industries, Inc., Class B	1,200	55
Cenovus Energy, Inc.	3,469	21
Centerra Gold, Inc.	4,454	52
CGI, Inc. (f)	1,200	95
CI Financial Corp.	1,200	15
Constellation Software, Inc.	100	130
Crescent Point Energy Corp.	2,613	6
Dollarama, Inc.	1,900	77
Dundee Precious Metals, Inc.	2,678	19
Eldorado Gold Corp. (f) (NYSE)	2,588	34
Eldorado Gold Corp. (f) (TSX)	738	10
Element Fleet Management Corp.	1,938	20
Emera, Inc.	500	21
Empire Co., Ltd., Class A	1,100	30
Enbridge, Inc.	4,447	142
Endeavour Mining Corp. (f)	2,436	57
Equinox Gold Corp. (f)	3,575	37
Fairfax Financial Holdings Ltd.	100	34
Finning International, Inc.	1,100	23
First Majestic Silver Corp. (f)	3,241	44
First Quantum Minerals Ltd.	3,094	56
Fortis, Inc.	1,834	75
Fortuna Silver Mines, Inc. (f)	2,773	23
Franco-Nevada Corp.	3,096	388
George Weston Ltd.	631	47
Gildan Activewear, Inc.	1,300	36
Great-West Lifeco, Inc.	1,300	31
H&R Real Estate Investment Trust REIT	1,100	12
Husky Energy, Inc.	1,698	8
Hydro One Ltd.	1,200	27
IA Financial Corp., Inc.	800	35
IAMGOLD Corp. (f)	7,074	26
IGM Financial, Inc.	700	19
Imperial Oil Ltd.	1,256	24
Intact Financial Corp.	1,000	118

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2020 (unaudited)(cont’d)

Inter Pipeline Ltd.	1,545	14
K92 Mining, Inc. (f)	3,233	19
Keyera Corp.	1,200	21
Kinross Gold Corp. (NYSE)	18,677	137
Kinross Gold Corp. (TSX)	5,214	38
Kirkland Lake Gold Ltd.	4,022	166
Linamar Corp.	500	27
Loblaw Cos., Ltd.	1,373	68
Magna International, Inc.	3,525	250
Manulife Financial Corp.	8,783	156
Methanex Corp.	700	32
Metro, Inc.	1,200	54
National Bank of Canada	1,400	79
New Gold, Inc. (f)	9,999	22
Nutrien Ltd.	3,069	148
OceanaGold Corp. (f)	9,308	18
Onex Corp.	700	40
Open Text Corp.	1,200	55
Osisko Gold Royalties Ltd.	2,466	31
Pan American Silver Corp.	3,141	108
Pembina Pipeline Corp.	2,458	58
Peyto Exploration & Development Corp.	1,200	3
Power Corp. of Canada	2,712	62
PrairieSky Royalty Ltd.	977	8
Pretium Resources, Inc. (f)	2,791	32
Restaurant Brands International, Inc.	1,200	73
RioCan Real Estate Investment Trust REIT	1,100	14
Rogers Communications, Inc., Class B	1,442	67
Royal Bank of Canada	6,367	523
Sandstorm Gold Ltd. (f)	2,823	20
Saputo, Inc.	1,400	39
Seven Generations Energy Ltd., Class A (f)	1,600	8
Shaw Communications, Inc., Class B	1,834	32
Silvercorp Metals, Inc.	2,586	17
SmartCentres Real Estate Investment Trust REIT	600	11
SNC-Lavalin Group, Inc.	1,100	19
SSR Mining, Inc. (f)	3,249	65
Sun Life Financial, Inc.	2,805	125
Suncor Energy, Inc.	7,588	127
TC Energy Corp.	3,762	153
Teck Resources Ltd., Class B	2,709	49
TELUS Corp.	2,000	40
Teranga Gold Corp. (f)	2,476	27
Thomson Reuters Corp.	1,389	114
Topicus.com, Inc. (f)	186	1
Torex Gold Resources, Inc. (f)	1,255	19
Toronto-Dominion Bank (The)	8,009	453
Tourmaline Oil Corp.	1,200	16
Trisura Group Ltd. (f)	27	2
Turquoise Hill Resources Ltd. (f)	534	7
Vermilion Energy, Inc.	800	4
Wesdome Gold Mines Ltd. (f)	2,090	17
West Fraser Timber Co., Ltd.	600	39
Wheaton Precious Metals Corp. (LSE)	1,931	81
Wheaton Precious Metals Corp. (NYSE)	4,622	193
Yamana Gold, Inc. (LSE)	3,762	22
Yamana Gold, Inc. (NYSE)	14,157	81
		9,178

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2020 (unaudited)(cont’d)

China (0.2%)
BAIC Motor Corp., Ltd. H Shares (g)	10,421	4
Brilliance China Automotive Holdings Ltd. (g)	18,420	17
BYD Co., Ltd. H Shares (g)	4,275	113
China Common Rich Renewable Energy Investments Ltd. (f)	42,000	—
Dongfeng Motor Group Co., Ltd. H Shares (g)	15,782	18
Fuyao Glass Industry Group Co. Ltd. H Shares (g)	3,419	19
Geely Automobile Holdings Ltd. (g)	38,773	133
Great Wall Motor Co., Ltd. H Shares (g)	20,865	72
Guangzhou Automobile Group Co., Ltd. H Shares (g)	18,420	21
NIO, Inc. ADR (f)	5,160	251
Wharf Holdings Ltd. (The) (g)	13,200	35
		683
Denmark (0.4%)
AP Moller - Maersk A/S Series A	14	29
AP Moller - Maersk A/S Series B	29	64
Carlsberg A/S Series B	55	9
Coloplast A/S Series B	66	10
Danske Bank A/S (f)	3,140	52
Drilling Co of 1972 A/S (The) (f)	104	3
DSV Panalpina A/S	1,791	301
Novo Nordisk A/S Series B	10,114	706
Novozymes A/S Series B	1,439	82
Vestas Wind Systems A/S	1,810	428
		1,684
Finland (0.2%)
Elisa Oyj	601	33
Fortum Oyj	1,836	44
Kone Oyj, Class B	1,416	115
Metso Outotec Oyj	2,033	20
Neles Oyj	473	6
Neste Oyj	1,646	120
Nokia Oyj (f)	24,585	95
Nokian Renkaat Oyj	486	17
Nordea Bank Abp (f) (OMXH)	194	2
Nordea Bank Abp (f) (SSE)	13,748	113
Orion Oyj, Class B	439	20
Sampo Oyj, Class A	1,873	80
Stora Enso Oyj, Class R	2,345	45
UPM-Kymmene Oyj	2,245	84
Wartsila Oyj Abp	1,880	19
		813
France (1.9%)
Accor SA (f)	13,682	496
Aeroports de Paris (f)	122	16
Air Liquide SA	1,936	317
Airbus SE (f)	2,412	265
Alstom SA (f)	631	36
Amundi SA (f)	245	20
ArcelorMittal SA (f)	2,718	62
Arkema SA	279	32
Atos SE (f)	393	36
AXA SA	7,969	191
BioMerieux	172	24
BNP Paribas SA (f)	4,613	244
Bollore SA	3,563	15

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2020 (unaudited)(cont’d)

Bouygues SA	876	36
Bureau Veritas SA (f)	1,088	29
Capgemini SE	660	103
Carrefour SA	2,338	40
Casino Guichard Perrachon SA (f)	226	7
Cie de Saint-Gobain (f)	2,095	96
Cie Generale des Etablissements Michelin SCA	1,786	230
CNP Assurances (f)	694	11
Covivio REIT	137	13
Credit Agricole SA (f)	4,654	59
Danone SA	2,491	164
Dassault Aviation SA (f)	11	12
Dassault Systemes SE	537	109
Edenred	915	52
Eiffage SA (f)	301	29
Electricite de France SA (f)	2,348	37
Engie SA (f)	7,578	116
EssilorLuxottica SA	851	133
Eurazeo SE (f)	194	13
Eurofins Scientific SE (f)	460	39
Eutelsat Communications SA	722	8
Faurecia SE (f)	794	41
Gecina SA REIT	195	30
Getlink SE (f)	1,904	33
Hermes International	130	140
ICADE REIT	137	11
Iliad SA	107	22
Imerys SA	153	7
Ipsen SA	155	13
JCDecaux SA (f)	304	7
Kering SA	313	227
Klepierre SA REIT	902	20
L'Oreal SA	1,040	397
Lagardere SCA (f)	490	12
Legrand SA	1,087	97
LVMH Moet Hennessy Louis Vuitton SE	1,154	722
Natixis SA (f)	3,881	13
Orange SA	8,178	97
Pernod Ricard SA	887	170
Peugeot SA (f)	6,200	170
Publicis Groupe SA	854	42
Remy Cointreau SA	95	18
Renault SA (f)	787	34
Rexel SA (f)	1,228	19
Safran SA (f)	1,368	194
Sanofi	4,584	444
Schneider Electric SE	2,332	337
SCOR SE (f)	706	23
SEB SA	94	17
SES SA	1,501	14
Societe BIC SA	117	7
Societe Generale SA (f)	3,139	65
Sodexo SA	378	32
STMicroelectronics N.V.	2,775	103
Suez SA	1,805	36
Teleperformance	239	79
Thales SA	439	40
TOTAL SE	9,675	418
Ubisoft Entertainment SA (f)	260	25
Unibail-Rodamco-Westfield REIT	408	32
Unibail-Rodamco-Westfield REIT CDI	2,974	12

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2020 (unaudited)(cont’d)

Valeo SA	2,457	97
Veolia Environnement SA	2,032	50
Vinci SA	2,076	207
Vivendi SA	4,239	137
Wendel SA	115	14
Worldline SA (f)	156	15
		7,830
Germany (1.8%)
1&1 Drillisch AG	229	6
Adidas AG (f)	769	280
Allianz SE (Registered)	1,840	452
BASF SE	3,783	299
Bayer AG (Registered)	3,413	201
Bayerische Motoren Werke AG	3,559	314
Bayerische Motoren Werke AG (Preference)	595	40
Beiersdorf AG	416	48
Brenntag AG	639	50
Commerzbank AG (f)	4,353	28
Continental AG	1,164	173
Covestro AG	662	41
Daimler AG (Registered)	9,580	679
Deutsche Bank AG (Registered) (f)	8,417	93
Deutsche Boerse AG	772	131
Deutsche Lufthansa AG (Registered) (f)	974	13
Deutsche Post AG (Registered)	3,982	197
Deutsche Telekom AG (Registered)	13,693	250
Deutsche Wohnen SE	1,453	78
E.ON SE	9,245	102
Evonik Industries AG	668	22
Fraport AG Frankfurt Airport Services Worldwide (f)	171	10
Fresenius Medical Care AG & Co., KGaA	888	74
Fresenius SE & Co., KGaA	1,711	79
Fuchs Petrolub SE (Preference)	287	16
GEA Group AG	721	26
Hannover Rueck SE (Registered)	245	39
HeidelbergCement AG	623	46
Henkel AG & Co., KGaA	429	41
Henkel AG & Co., KGaA (Preference)	738	83
Hochtief AG	79	8
Hugo Boss AG	264	9
Infineon Technologies AG	4,808	184
K+S AG (Registered)	780	7
KION Group AG	294	26
LANXESS AG	377	29
Linde PLC	1,835	484
Linde PLC (f)	1,188	313
Merck KGaA	531	91
METRO AG	736	8
MTU Aero Engines AG	213	56
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	636	189
OSRAM Licht AG (f)	408	26
Porsche Automobil Holding SE (Preference)	1,647	114
ProSiebenSat.1 Media SE (Registered) (f)	968	16
Puma SE (f)	261	29
QIAGEN N.V. (f)	896	46
RTL Group SA (f)	159	8
RWE AG	2,186	92
SAP SE	4,031	522

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2020 (unaudited)(cont’d)

Schaeffler AG (Preference)	1,000	8
Siemens AG (Registered)	3,170	457
Siemens Energy AG (f)	1,585	59
Symrise AG	512	68
Telefonica Deutschland Holding AG	3,079	8
thyssenKrupp AG (f)	1,787	18
Uniper SE	829	29
United Internet AG (Registered)	503	21
Volkswagen AG	330	69
Volkswagen AG (Preference)	1,976	369
Vonovia SE	2,015	147
Wirecard AG (f)	496	—@
Zalando SE (f)	465	52
		7,473
Greece (0.0%)
National Bank of Greece SA (f)	9	—@

Hong Kong (0.5%)
AIA Group Ltd.	47,400	578
ASM Pacific Technology Ltd.	1,000	13
Bank of East Asia Ltd. (The)	6,194	13
BOC Hong Kong Holdings Ltd.	16,500	50
Cathay Pacific Airways Ltd. (f)	5,000	5
CK Asset Holdings Ltd.	11,364	58
CK Hutchison Holdings Ltd.	10,364	72
CK Infrastructure Holdings Ltd.	4,000	22
CLP Holdings Ltd.	6,500	60
First Pacific Co., Ltd.	10,000	3
Galaxy Entertainment Group Ltd.	10,000	78
Hang Lung Group Ltd.	5,000	12
Hang Lung Properties Ltd.	10,000	26
Hang Seng Bank Ltd.	3,400	59
Henderson Land Development Co., Ltd.	7,644	30
HK Electric Investments & HK Electric Investments Ltd.	11,500	11
HKT Trust & HKT Ltd.	11,000	14
Hong Kong & China Gas Co., Ltd.	47,561	71
Hong Kong Exchanges & Clearing Ltd.	5,040	277
Hongkong Land Holdings Ltd.	5,100	21
Hysan Development Co., Ltd.	4,000	15
I-CABLE Communications Ltd. (f)	7,559	—@
Jardine Matheson Holdings Ltd.	1,000	56
Kerry Properties Ltd.	3,500	9
Link REIT	9,292	84
Melco Resorts & Entertainment Ltd. ADR	900	17
MGM China Holdings Ltd.	3,600	6
MTR Corp., Ltd.	6,437	36
New World Development Co. Ltd.	7,841	37
NWS Holdings Ltd.	8,000	7
Pacific Century Premium Developments Ltd. (f)	2,160	—@
PCCW Ltd.	19,000	12
Power Assets Holdings Ltd.	5,500	30
Sands China Ltd.	10,800	47
Shangri-La Asia Ltd. (f)	8,000	7
Sino Land Co., Ltd.	18,505	24
SJM Holdings Ltd.	9,000	10
Sun Hung Kai Properties Ltd.	6,004	77
Swire Pacific Ltd., Class A	2,000	11
Swire Properties Ltd.	5,150	15
Techtronic Industries Co., Ltd.	5,500	79

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2020 (unaudited)(cont’d)

WH Group Ltd.	35,500	30
Wharf Real Estate Investment Co., Ltd.	12,200	63
Wynn Macau Ltd. (f)	7,200	12
Yue Yuen Industrial Holdings Ltd.	4,000	8
		2,165
Ireland (0.1%)
AIB Group PLC (f)	3,316	7
Bank of Ireland Group PLC (f)	3,768	15
CRH PLC (f)	3,431	146
Flutter Entertainment PLC (f)	332	67
Kerry Group PLC, Class A	645	94
		329
Italy (0.4%)
Assicurazioni Generali SpA	5,058	88
Atlantia SpA (f)	1,869	34
CNH Industrial N.V. (f)	4,274	54
Davide Campari-Milano N.V.	2,426	28
Enel SpA	33,642	342
Eni SpA	10,436	109
EXOR N.V.	444	36
Ferrari N.V.	1,318	306
Fiat Chrysler Automobiles N.V. (f)	11,877	214
Intesa Sanpaolo SpA (f)	55,945	132
Leonardo SpA	1,685	12
Mediobanca Banca di Credito Finanziario SpA	2,344	22
Pirelli & C SpA (f)	2,227	12
Poste Italiane SpA	2,151	22
Prysmian SpA	852	30
Recordati SpA	449	25
Snam SpA	9,450	53
Telecom Italia SpA (Milano)	71,769	35
Tenaris SA	1,951	16
Terna Rete Elettrica Nazionale SpA	5,867	45
UniCredit SpA (f)	8,182	77
UnipolSai Assicurazioni SpA	4,062	11
		1,703
Japan (0.6%)
Aisin Seiki Co., Ltd.	1,217	36
Bridgestone Corp.	3,680	121
Denso Corp.	2,974	177
Honda Motor Co., Ltd.	10,958	309
Isuzu Motors Ltd.	3,878	37
JTEKT Corp.	1,224	9
Koito Manufacturing Co., Ltd.	789	54
Mazda Motor Corp.	3,745	25
Mitsubishi Motors Corp. (f)	3,827	8
NGK Spark Plug Co., Ltd.	987	17
Nissan Motor Co., Ltd. (f)	16,185	88
Stanley Electric Co., Ltd.	855	28
Subaru Corp.	4,173	83
Sumitomo Electric Industries Ltd.	5,028	67
Sumitomo Rubber Industries Ltd.	1,076	9
Toyoda Gosei Co., Ltd.	493	14
Toyota Industries Corp.	1,053	84
Toyota Motor Corp.	14,295	1,103
Yamaha Motor Co., Ltd.	1,922	39
Yokohama Rubber Co., Ltd. (The)	639	10
		2,318

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2020 (unaudited)(cont’d)

Netherlands (0.5%)
ABN Amro Bank N.V. CVA (f)	1,755	17
Aegon N.V.	7,272	29
AerCap Holdings N.V. (f)	600	27
Akzo Nobel N.V.	923	99
Altice Europe N.V. (f)	2,239	14
ASML Holding N.V.	1,629	789
Basic-Fit N.V. (f)	3,193	117
Boskalis Westminster (f)	373	10
Coca-Cola European Partners PLC	900	45
Heineken Holding N.V.	475	45
Heineken N.V.	1,070	119
ING Groep N.V. (f)	16,088	150
Koninklijke Ahold Delhaize N.V.	5,421	153
Koninklijke DSM N.V.	746	128
Koninklijke KPN N.V.	14,131	43
Koninklijke Philips N.V. (f)	3,947	213
Koninklijke Vopak N.V.	288	15
NN Group N.V.	1,251	54
Randstad N.V. (f)	485	31
Wolters Kluwer N.V.	1,242	105
		2,203
New Zealand (0.0%)
Auckland International Airport Ltd. (f)	5,890	32
Contact Energy Ltd.	4,269	28
Fletcher Building Ltd. (f)	4,028	17
Mercury NZ Ltd.	4,136	20
Meridian Energy Ltd.	7,665	41
Ryman Healthcare Ltd.	2,256	25
Spark New Zealand Ltd.	11,038	37
		200
Norway (0.1%)
Akastor ASA (f)	892	1
Aker Carbon Capture AS (f)	669	1
Aker Offshore Wind AS (f)	669	1
Aker Solutions ASA (f)	1,560	3
DNB ASA (f)	4,504	88
Equinor ASA	5,009	85
Norsk Hydro ASA	5,242	24
Orkla ASA	3,898	40
REC Silicon ASA (f)	649	1
Seadrill Ltd. (f)	1	—@
Subsea 7 SA (f)	1,189	12
Telenor ASA	6,190	105
Yara International ASA	776	32
		393
Peru (0.0%)
Cia de Minas Buenaventura SAA ADR	3,771	46

Poland (0.0%)
Jeronimo Martins SGPS SA	2,786	47

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2020 (unaudited)(cont’d)

Portugal (0.0%)
Galp Energia SGPS SA	2,600	27
Pharol SGPS SA (Registered) (f)	11,120	2
		29
South Africa (0.1%)
AngloGold Ashanti Ltd. ADR	6,242	141
DRDGOLD Ltd. ADR	1,311	15
Gold Fields Ltd. ADR	13,014	121
Harmony Gold Mining Co., Ltd. ADR (f)	9,016	42
Nedbank Group Ltd.	633	6
Old Mutual Ltd.	19,716	16
		341
Spain (0.4%)
ACS Actividades de Construccion y Servicios SA	1,049	35
Aena SME SA (f)	277	48
Amadeus IT Group SA	1,807	133
Banco Bilbao Vizcaya Argentaria SA	27,331	135
Banco de Sabadell SA	22,275	10
Banco Santander SA (f)	66,432	207
Bankia SA	4,118	7
Bankinter SA	2,774	15
CaixaBank SA	14,871	38
Enagas SA	939	21
Endesa SA	1,308	36
Ferrovial SA	2,034	56
Grifols SA	1,228	36
Iberdrola SA	23,703	341
Industria de Diseno Textil SA	4,465	142
International Consolidated Airlines Group SA (f)	2,565	6
Mapfre SA	4,445	9
Melia Hotels International SA (f)	12,260	85
Naturgy Energy Group SA	1,452	34
Red Electrica Corp., SA	1,793	37
Repsol SA	5,281	53
Siemens Gamesa Renewable Energy SA	1,000	41
Telefonica SA	18,669	74
Telepizza Group SA (f)	156	1
		1,600
Sweden (0.5%)
Alfa Laval AB (f)	1,344	37
Assa Abloy AB, Class B	4,577	113
Atlas Copco AB, Class A	3,038	156
Atlas Copco AB, Class B	1,768	79
Boliden AB	1,226	44
Electrolux AB, Class B	1,086	25
Electrolux Professional AB (f)	1,099	6
Epiroc AB, Class A	3,038	55
Epiroc AB, Class B	1,881	32
Essity AB, Class B	2,791	90
Getinge AB, Class B	1,110	26
Hennes & Mauritz AB, Class B (f)	4,220	89
Hexagon AB, Class B	1,168	107
Husqvarna AB, Class B	1,961	25
ICA Gruppen AB	390	20
Industrivarden AB, Class C (f)	834	27
Investor AB, Class B	2,109	154

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2020 (unaudited)(cont’d)

Kinnevik AB (f)	1,129	57
L E Lundbergforetagen AB, Class B (f)	382	21
Lundin Petroleum AB	864	23
Millicom International Cellular SA SDR (f)	327	13
Modern Times Group MTG AB, Class B (f)	44	1
Nordic Entertainment Group AB, Class B (f)	44	2
Sandvik AB (f)	5,038	124
Securitas AB, Class B	1,445	23
Skandinaviska Enskilda Banken AB, Class A (f)	6,916	71
Skanska AB, Class B	1,538	39
SKF AB, Class B	1,724	45
Svenska Handelsbanken AB, Class A (f)	6,829	69
Swedbank AB, Class A (f)	4,088	72
Swedish Match AB	819	64
Tele2 AB, Class B	1,653	22
Telefonaktiebolaget LM Ericsson, Class B	14,321	170
Telia Co., AB	11,729	48
Volvo AB, Class B (f)	7,048	167
		2,116
Switzerland (1.5%)
ABB Ltd. (Registered)	14,854	417
Adecco Group AG (Registered)	600	40
Alcon, Inc. (f)	1,868	124
Cie Financiere Richemont SA (Registered)	2,110	191
Credit Suisse Group AG (Registered)	7,006	90
Geberit AG (Registered)	356	223
Givaudan SA (Registered)	42	178
Idorsia Ltd. (f)	481	14
Julius Baer Group Ltd.	1,005	58
Kuehne & Nagel International AG (Registered)	322	73
LafargeHolcim Ltd. (Registered) (f) (Euronext)	1,814	98
LafargeHolcim Ltd. (Registered) (f) (SIX)	159	9
Lonza Group AG (Registered)	223	144
Nestle SA (Registered)	15,510	1,834
Novartis AG (Registered)	9,598	904
Roche Holding AG (Genusschein)	2,613	910
SGS SA (Registered)	25	75
Sonova Holding AG (Registered) (f)	413	107
Swatch Group AG (The)	152	41
Swiss Re AG	588	55
Swisscom AG (Registered)	296	159
Transocean Ltd. (f)	1,913	4
UBS Group AG (Registered) (f)	12,066	170
Zurich Insurance Group AG	1,030	434
		6,352
United Kingdom (2.5%)
3i Group PLC	4,262	67
Admiral Group PLC	882	35
Anglo American PLC	5,530	183
Antofagasta PLC	1,793	35
Ashtead Group PLC	2,209	104
Associated British Foods PLC (f)	1,565	48
AstraZeneca PLC	5,260	525
Auto Trader Group PLC	4,509	37
Aviva PLC	17,967	80
Babcock International Group PLC (f)	1,273	5
BAE Systems PLC	13,965	93
Barclays PLC (f)	70,485	141

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2020 (unaudited)(cont’d)

Barratt Developments PLC (f)	4,352	40
Berkeley Group Holdings PLC	561	36
BHP Group PLC	9,126	241
BP PLC	81,055	280
British American Tobacco PLC	9,336	347
British Land Co., PLC (The) REIT	4,361	29
BT Group PLC	37,468	68
Bunzl PLC	1,467	49
Burberry Group PLC (f)	1,936	47
Capita PLC (f)	3,863	2
Carnival PLC	861	16
Centamin PLC	17,448	30
Centrica PLC (f)	24,051	15
Coca-Cola HBC AG (f)	855	28
Compass Group PLC	6,508	121
ConvaTec Group PLC	6,342	17
Croda International PLC	561	50
DCC PLC	398	28
Diageo PLC	10,315	408
Direct Line Insurance Group PLC	5,982	26
Dixons Carphone PLC (f)	4,797	8
easyJet PLC	750	9
Experian PLC	4,172	159
Ferguson PLC	1,085	132
Fresnillo PLC	1,067	16
G4S PLC (f)	6,550	23
GlaxoSmithKline PLC	20,369	373
Glencore PLC (f)	50,837	161
Hammerson PLC REIT	793	—@
Hargreaves Lansdown PLC	1,164	24
Hikma Pharmaceuticals PLC	640	22
HSBC Holdings PLC (f)	83,219	430
IMI PLC	1,240	20
Imperial Brands PLC	3,839	81
InterContinental Hotels Group PLC (f)	8,486	550
Intertek Group PLC	721	56
Intu Properties PLC REIT (f)	5,299	—@
Investec PLC	3,178	8
ITV PLC (f)	16,238	24
J Sainsbury PLC	7,398	23
Johnson Matthey PLC	853	28
Kingfisher PLC (f)	9,397	35
Land Securities Group PLC REIT	3,291	30
Legal & General Group PLC	26,399	96
Lloyds Banking Group PLC (f)	296,883	148
London Stock Exchange Group PLC	1,419	175
M&G PLC	10,797	29
Marks & Spencer Group PLC (f)	7,715	14
Mediclinic International PLC	1,785	7
Meggitt PLC (f)	3,588	23
Melrose Industries PLC (f)	16,251	40
Micro Focus International PLC (f)	1,395	8
Mondi PLC	1,606	38
National Grid PLC	14,034	166
Next PLC (f)	627	60
Ninety One PLC	1,589	5
Paragon Offshore PLC (f)(h)	303	—
Pearson PLC	3,729	34
Persimmon PLC	1,333	50
Provident Financial PLC (f)	917	4
Prudential PLC	10,689	197

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Quilter PLC	7,570	16
Reckitt Benckiser Group PLC	2,784	248
RELX PLC (Euronext N.V.)	4,553	111
RELX PLC (LSE)	4,745	116
Rio Tinto PLC	5,086	383
Rolls-Royce Holdings PLC (f)	7,523	11
Royal Bank of Scotland Group PLC (f)	15,713	36
Royal Dutch Shell PLC, Class A	18,542	325
Royal Dutch Shell PLC, Class B	15,532	263
Royal Mail PLC (f)	4,324	20
RSA Insurance Group PLC	4,829	45
Sage Group PLC (The)	4,811	38
Schroders PLC	564	26
Segro PLC REIT	4,403	57
Severn Trent PLC	1,078	34
Smith & Nephew PLC	3,888	81
Smiths Group PLC	1,733	36
SSE PLC	4,453	91
St. James's Place PLC	2,349	36
Standard Chartered PLC (f)	14,683	93
Standard Life Aberdeen PLC	10,256	39
Tate & Lyle PLC	2,088	19
Taylor Wimpey PLC (f)	14,408	33
Tesco PLC	37,565	119
Travis Perkins PLC (f)	1,151	21
TUI AG	2,109	13
Unilever PLC	6,385	387
Unilever PLC CVA	5,256	315
United Utilities Group PLC	2,993	37
Vodafone Group PLC	110,451	181
Weir Group PLC (The) (f)	997	27
Whitbread PLC (f)	8,052	341
Wm Morrison Supermarkets PLC	9,426	23
WPP PLC	5,669	61
		10,219
United States (29.8%)
3M Co.	1,901	332
Abbott Laboratories	5,734	628
AbbVie, Inc.	5,794	621
ABIOMED, Inc. (f)	264	86
Accenture PLC, Class A	2,055	537
Activision Blizzard, Inc.	2,293	213
Acuity Brands, Inc.	338	41
Adobe, Inc. (f)	1,727	864
Advance Auto Parts, Inc.	349	55
Advanced Micro Devices, Inc. (f)	3,201	294
AES Corp. (The)	2,745	64
Affiliated Managers Group, Inc.	383	39
Aflac, Inc.	2,534	113
Agilent Technologies, Inc.	1,117	132
AGNC Investment Corp. REIT	2,084	33
Air Products & Chemicals, Inc.	779	213
Akamai Technologies, Inc. (f)	576	60
Alaska Air Group, Inc.	1,891	98
Albemarle Corp.	364	54
Alexandria Real Estate Equities, Inc. REIT	297	53
Alexion Pharmaceuticals, Inc. (f)	696	109
Align Technology, Inc. (f)	270	144
Alkermes PLC (f)	549	11

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Alleghany Corp.	51	31
Allegiant Travel Co.	243	46
Allegion PLC	331	39
Alliance Data Systems Corp.	368	27
Alliant Energy Corp.	740	38
Allstate Corp. (The)	1,169	128
Ally Financial, Inc.	1,801	64
Alnylam Pharmaceuticals, Inc. (f)	343	45
Alphabet, Inc., Class A (f)	859	1,506
Alphabet, Inc., Class C (f)	1,213	2,125
Altice USA, Inc., Class A (f)	1,677	63
Altria Group, Inc.	6,025	247
Amazon.com, Inc. (f)	1,468	4,781
Amcor PLC	5,238	62
AMERCO	31	14
Ameren Corp.	769	60
American Airlines Group, Inc.	9,688	153
American Electric Power Co., Inc.	1,753	146
American Express Co.	2,233	270
American Financial Group, Inc.	367	32
American International Group, Inc.	2,747	104
American Tower Corp. REIT	1,464	329
American Water Works Co., Inc.	543	83
Ameriprise Financial, Inc.	378	73
AmerisourceBergen Corp.	558	55
AMETEK, Inc.	693	84
Amgen, Inc.	1,933	444
Amphenol Corp., Class A	840	110
Analog Devices, Inc.	1,387	205
Annaly Capital Management, Inc. REIT	5,734	48
ANSYS, Inc. (f)	296	108
Anthem, Inc.	784	252
AO Smith Corp.	687	38
Aon PLC	746	158
Apache Corp.	1,619	23
Apple, Inc.	59,728	7,925
Applied Materials, Inc.	3,090	267
Aptiv PLC	2,549	332
Aramark	968	37
Arch Capital Group Ltd. (f)	1,819	66
Archer-Daniels-Midland Co.	1,759	89
Arconic Corp. (f)	457	14
Arista Networks, Inc. (f)	285	83
Arrow Electronics, Inc. (f)	393	38
Arthur J Gallagher & Co.	750	93
Assurant, Inc.	317	43
AT&T, Inc.	23,132	665
Athene Holding Ltd., Class A (f)	570	25
Atmos Energy Corp.	315	30
Autodesk, Inc. (f)	779	238
Autoliv, Inc.	877	81
Automatic Data Processing, Inc.	1,447	255
AutoZone, Inc. (f)	87	103
AvalonBay Communities, Inc. REIT	489	78
Avery Dennison Corp.	302	47
Axalta Coating Systems Ltd. (f)	938	27
Baker Hughes Co.	2,108	44
Ball Corp.	1,241	116
Bank of America Corp.	29,464	893
Bank of New York Mellon Corp. (The)	2,749	117
Baxter International, Inc.	1,730	139

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Becton Dickinson & Co.	759	190
Berkshire Hathaway, Inc., Class B (f)	4,008	929
Best Buy Co., Inc.	739	74
Biogen, Inc. (f)	693	170
BioMarin Pharmaceutical, Inc. (f)	728	64
BlackRock, Inc.	320	231
Boeing Co. (The)	1,780	381
Booking Holdings, Inc. (f)	158	352
BorgWarner, Inc.	2,177	84
Boston Properties, Inc. REIT	745	70
Boston Scientific Corp. (f)	4,463	160
Brighthouse Financial, Inc. (f)	368	13
Bristol-Myers Squibb Co.	7,522	467
Broadcom, Inc.	1,173	514
Broadridge Financial Solutions, Inc.	307	47
Brown-Forman Corp., Class B	987	78
Bunge Ltd.	693	45
Burlington Stores, Inc. (f)	332	87
Cabot Oil & Gas Corp.	1,885	31
Cadence Design Systems, Inc. (f)	800	109
Camden Property Trust REIT	441	44
Campbell Soup Co.	684	33
Capital One Financial Corp.	1,647	163
Capri Holdings Ltd. (f)	711	30
Cardinal Health, Inc.	854	46
CarMax, Inc. (f)	696	66
Carnival Corp.	1,868	40
Carrier Global Corp.	3,257	123
Caterpillar, Inc.	1,897	345
Cboe Global Markets, Inc.	391	36
CBRE Group, Inc., Class A (f)	1,432	90
CDK Global, Inc.	434	22
CDW Corp.	512	67
Celanese Corp.	341	44
Centene Corp. (f)	2,262	136
CenterPoint Energy, Inc.	2,175	47
CenturyLink, Inc.	4,006	39
Cerner Corp.	1,149	90
CF Industries Holdings, Inc.	1,066	41
CH Robinson Worldwide, Inc.	469	44
Charles Schwab Corp. (The)	5,027	267
Charter Communications, Inc., Class A (f)	553	366
Chemours Co. (The)	564	14
Cheniere Energy, Inc. (f)	712	43
Chevron Corp.	6,248	528
Chipotle Mexican Grill, Inc. (f)	92	128
Choice Hotels International, Inc.	2,191	234
Chubb Ltd.	1,620	249
Church & Dwight Co., Inc.	767	67
Cigna Corp.	1,121	233
Cimarex Energy Co.	354	13
Cincinnati Financial Corp.	547	48
Cintas Corp.	313	111
Cisco Systems, Inc.	14,042	628
CIT Group, Inc.	377	14
Citigroup, Inc.	7,493	462
Citizens Financial Group, Inc.	1,848	66
Citrix Systems, Inc.	360	47
Clorox Co. (The)	346	70
CME Group, Inc.	1,364	248
CMS Energy Corp.	808	49

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Coca-Cola Co. (The)	13,234	726
Coeur Mining, Inc. (f)	3,697	38
Cognex Corp.	695	56
Cognizant Technology Solutions Corp., Class A	1,826	150
Colgate-Palmolive Co.	2,580	221
Comcast Corp., Class A	14,530	761
Comerica, Inc.	732	41
CommScope Holding Co., Inc. (f)	768	10
Conagra Brands, Inc.	1,509	55
Concho Resources, Inc.	710	41
ConocoPhillips	3,586	143
Consolidated Edison, Inc.	1,141	82
Constellation Brands, Inc., Class A	682	149
Continental Resources, Inc.	431	7
Cooper Cos., Inc. (The)	277	101
Copart, Inc. (f)	721	92
Corning, Inc.	2,538	91
Corteva, Inc.	2,310	89
CoStar Group, Inc. (f)	329	304
Costco Wholesale Corp.	1,443	544
Coty, Inc., Class A	1,360	10
Crown Castle International Corp. REIT	1,481	236
Crown Holdings, Inc. (f)	478	48
CSX Corp.	2,304	209
Cummins, Inc.	518	118
CVS Health Corp.	4,039	276
Danaher Corp.	2,063	458
Darden Restaurants, Inc.	429	51
DaVita, Inc. (f)	435	51
Deere & Co.	857	231
Dell Technologies, Inc., Class C (f)	541	40
Delta Air Lines, Inc.	9,121	367
DENTSPLY SIRONA, Inc.	980	51
Devon Energy Corp.	1,835	29
DexCom, Inc. (f)	327	121
Diamondback Energy, Inc.	741	36
Digital Realty Trust, Inc. REIT	736	103
Discover Financial Services	1,255	114
Discovery, Inc., Class A (f)	541	16
Discovery, Inc., Class C (f)	1,644	43
DISH Network Corp., Class A (f)	905	29
DocuSign, Inc. (f)	264	59
Dollar General Corp.	723	152
Dollar Tree, Inc. (f)	736	80
Dominion Energy, Inc.	2,633	198
Domino's Pizza, Inc.	336	129
Dover Corp.	504	64
Dow, Inc.	2,305	128
DR Horton, Inc.	5,235	361
Dropbox, Inc., Class A (f)	771	17
DTE Energy Co.	546	66
Duke Energy Corp.	2,286	209
Duke Realty Corp. REIT	1,368	55
DuPont de Nemours, Inc.	2,274	162
DXC Technology Co.	928	24
Eagle Materials, Inc.	457	46
East West Bancorp, Inc.	692	35
Eastman Chemical Co.	477	48
Eaton Corp., PLC	1,458	175
Eaton Vance Corp.	305	21
eBay, Inc.	2,747	138

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Ecolab, Inc.	722	156
Edison International	1,249	78
Edwards Lifesciences Corp. (f)	2,544	232
Elanco Animal Health, Inc. (f)	980	30
Electronic Arts, Inc.	863	124
Eli Lilly & Co.	3,054	516
Emerson Electric Co.	1,914	154
Empire State Realty Trust, Inc., Class A REIT	20,291	189
Entergy Corp.	571	57
EOG Resources, Inc.	1,848	92
EPAM Systems, Inc. (f)	292	105
Equifax, Inc.	325	63
Equinix, Inc. REIT	285	204
Equitable Holdings, Inc.	1,131	29
Equity Lifestyle Properties, Inc. REIT	570	36
Equity Residential REIT	1,406	83
Erie Indemnity Co., Class A	90	22
Essex Property Trust, Inc. REIT	332	79
Estee Lauder Cos., Inc. (The), Class A	764	203
Everest Re Group Ltd.	343	80
Evergy, Inc.	800	44
Eversource Energy	1,125	97
Exact Sciences Corp. (f)	451	60
Exelon Corp.	3,135	132
Expedia Group, Inc.	425	56
Expeditors International of Washington, Inc.	696	66
Extended Stay America, Inc. (Units) (i)	7,210	107
Extra Space Storage, Inc. REIT	349	40
Exxon Mobil Corp.	13,419	553
F5 Networks, Inc. (f)	306	54
Facebook, Inc., Class A (f)	7,817	2,135
Factset Research Systems, Inc.	335	111
Fastenal Co.	1,771	86
Federal Realty Investment Trust REIT	362	31
FedEx Corp.	746	194
Fidelity National Financial, Inc.	3,919	153
Fidelity National Information Services, Inc.	1,816	257
Fifth Third Bancorp	2,602	72
First American Financial Corp.	1,214	63
First Republic Bank	556	82
FirstEnergy Corp.	1,779	54
Fiserv, Inc. (f)	1,888	215
FleetCor Technologies, Inc. (f)	303	83
Flex Ltd. (f)	2,200	40
FLIR Systems, Inc.	470	21
Flowserve Corp.	455	17
Fluor Corp.	478	8
FMC Corp.	364	42
Ford Motor Co.	38,132	335
Fortinet, Inc. (f)	515	76
Fortive Corp.	847	60
Fortune Brands Home & Security, Inc.	485	42
Fox Corp., Class A	1,628	47
Fox Corp., Class B (f)	704	20
Franklin Resources, Inc.	1,266	32
Freeport-McMoRan, Inc.	4,392	114
Gap, Inc. (The)	978	20
Garmin Ltd.	364	44
Gartner, Inc. (f)	317	51
General Dynamics Corp.	760	113
General Electric Co.	27,692	299

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

General Mills, Inc.	1,801	106
General Motors Co.	12,527	522
Genuine Parts Co.	708	71
Gilead Sciences, Inc.	3,984	232
Global Payments, Inc.	844	182
Globe Life, Inc.	374	36
GoDaddy, Inc., Class A (f)	707	59
Goldman Sachs Group, Inc. (The)	1,164	307
GrubHub, Inc. (f)	408	30
H&R Block, Inc.	922	15
Halliburton Co.	3,560	67
Hanesbrands, Inc.	1,649	24
Harley-Davidson, Inc.	552	20
Hartford Financial Services Group, Inc. (The)	1,363	67
Hasbro, Inc.	417	39
HCA Healthcare, Inc.	756	124
Healthpeak Properties, Inc. REIT	2,091	63
Hecla Mining Co.	7,857	51
HEICO Corp.	353	47
HEICO Corp., Class A	370	43
Helmerich & Payne, Inc.	378	9
Henry Schein, Inc. (f)	720	48
Hershey Co. (The)	522	80
Hess Corp.	751	40
Hewlett Packard Enterprise Co.	5,456	65
Hilton Worldwide Holdings, Inc.	13,012	1,448
HollyFrontier Corp.	565	15
Hologic, Inc. (f)	743	54
Home Depot, Inc. (The)	3,632	965
Honeywell International, Inc.	2,252	479
Hormel Foods Corp.	843	39
Host Hotels & Resorts, Inc. REIT	3,094	45
Howmet Aerospace, Inc.	1,831	52
HP, Inc.	4,924	121
Humana, Inc.	364	149
Huntington Bancshares, Inc.	4,352	55
Huntington Ingalls Industries, Inc.	346	59
Hyatt Hotels Corp., Class A	5,175	384
IAC/InterActiveCorp (f)	274	52
IDEX Corp.	266	53
IDEXX Laboratories, Inc. (f)	305	152
IHS Markit Ltd.	1,136	102
Illinois Tool Works, Inc.	1,126	230
Illumina, Inc. (f)	717	265
Incyte Corp. (f)	750	65
Ingersoll Rand, Inc. (f)	842	38
Ingredion, Inc.	434	34
Intel Corp.	14,177	706
Intercontinental Exchange, Inc.	1,810	209
International Business Machines Corp.	3,021	380
International Flavors & Fragrances, Inc.	356	39
International Paper Co.	1,130	56
Interpublic Group of Cos., Inc. (The)	1,636	38
Intuit, Inc.	809	307
Intuitive Surgical, Inc. (f)	311	254
Invesco Ltd.	1,770	31
Invitation Homes, Inc. REIT	1,868	55
Ionis Pharmaceuticals, Inc. (f)	464	26
IPG Photonics Corp. (f)	329	74
IQVIA Holdings, Inc. (f)	698	125
Iron Mountain, Inc. REIT	1,097	32

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Jack Henry & Associates, Inc.	270	44
Jacobs Engineering Group, Inc.	485	53
Jazz Pharmaceuticals PLC (f)	307	51
JB Hunt Transport Services, Inc.	292	40
Jefferies Financial Group, Inc.	988	24
JetBlue Airways Corp. (f)	4,126	60
JM Smucker Co. (The)	302	35
Johnson & Johnson	8,515	1,340
Johnson Controls International PLC	2,601	121
Jones Lang LaSalle, Inc.	279	41
JPMorgan Chase & Co.	10,716	1,362
Juniper Networks, Inc.	1,512	34
Kansas City Southern	353	72
KB Home	1,147	38
Kellogg Co.	801	50
KeyCorp	4,047	66
Keysight Technologies, Inc. (f)	559	74
Kimberly-Clark Corp.	1,209	163
Kimco Realty Corp. REIT	1,885	28
Kinder Morgan, Inc.	6,444	88
KKR & Co., Inc., Class A	1,699	69
KLA Corp.	568	147
Knight-Swift Transportation Holdings, Inc.	439	18
Kohl's Corp.	571	23
Kraft Heinz Co. (The)	2,155	75
Kroger Co. (The)	2,580	82
L Brands, Inc.	901	33
L3Harris Technologies, Inc.	773	146
Laboratory Corp. of America Holdings (f)	347	71
Lam Research Corp.	526	248
Lamb Weston Holdings, Inc.	720	57
Las Vegas Sands Corp.	1,125	67
Lear Corp.	731	116
Leggett & Platt, Inc.	452	20
Leidos Holdings, Inc.	690	73
Lennar Corp., Class A	4,160	317
Lennox International, Inc.	325	89
Liberty Broadband Corp., Class C (f)	276	44
Liberty Global PLC, Class A (f)	743	18
Liberty Global PLC Series C (f)	1,849	44
Liberty Media Corp-Liberty SiriusXM, Class A (f)	405	17
Liberty Media Corp-Liberty SiriusXM, Class C (f)	690	30
Liberty Media Corp.-Liberty Formula One, Class C (f)	913	39
Lincoln National Corp.	917	46
Live Nation Entertainment, Inc. (f)	721	53
LKQ Corp. (f)	1,388	49
Lockheed Martin Corp.	798	283
Loews Corp.	988	44
Louisiana-Pacific Corp.	1,178	44
Lowe's Cos., Inc.	2,566	412
Lululemon Athletica, Inc. (f)	285	99
LyondellBasell Industries N.V., Class A	832	76
M&T Bank Corp.	361	46
M/I Homes, Inc. (f)	298	13
Macerich Co. (The) REIT	413	4
Macy's, Inc.	1,148	13
ManpowerGroup, Inc.	407	37
Marathon Oil Corp.	3,255	22
Marathon Petroleum Corp.	2,160	89
Markel Corp. (f)	49	51
MarketAxess Holdings, Inc.	332	189

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Marriott International, Inc., Class A	15,499	2,045
Marriott Vacations Worldwide Corp.	1,698	233
Marsh & McLennan Cos., Inc.	1,774	208
Martin Marietta Materials, Inc.	1,045	297
Marvell Technology Group Ltd.	1,889	90
Masco Corp.	3,765	207
Mastercard, Inc., Class A	3,138	1,120
Match Group, Inc. (f)	691	104
Maxim Integrated Products, Inc.	760	67
McCormick & Co., Inc.	564	54
McDonald's Corp.	2,316	497
McKesson Corp.	567	99
MDC Holdings, Inc.	695	34
Medtronic PLC	4,365	511
MercadoLibre, Inc. (f)	352	590
Merck & Co., Inc.	8,259	676
Meritage Homes Corp. (f)	468	39
MetLife, Inc.	2,560	120
Mettler-Toledo International, Inc. (f)	89	101
MGIC Investment Corp.	3,771	47
MGM Resorts International	2,097	66
Microchip Technology, Inc.	726	100
Micron Technology, Inc. (f)	3,597	270
Microsoft Corp.	23,344	5,192
Mid-America Apartment Communities, Inc. REIT	305	39
Middleby Corp. (The) (f)	295	38
Mohawk Industries, Inc. (f)	1,141	161
Molson Coors Brewing Co., Class B	767	35
Mondelez International, Inc., Class A	4,407	258
MongoDB, Inc. (f)	316	113
Monster Beverage Corp. (f)	1,439	133
Moody's Corp.	704	204
Mosaic Co. (The)	1,762	41
Motorola Solutions, Inc.	576	98
MSCI, Inc.	297	133
Nasdaq, Inc.	308	41
National Retail Properties, Inc. REIT	571	23
Nektar Therapeutics (f)	710	12
NetApp, Inc.	967	64
Netflix, Inc. (f)	1,463	791
Newell Brands, Inc.	1,837	39
Newmont Corp.	10,910	653
News Corp., Class A	1,655	30
NextEra Energy, Inc.	6,624	511
Nielsen Holdings PLC	1,650	34
NIKE, Inc., Class B	4,036	571
NiSource, Inc.	1,626	37
Nordstrom, Inc.	402	13
Norfolk Southern Corp.	734	174
Northern Trust Corp.	732	68
Northrop Grumman Corp.	569	173
NortonLifeLock, Inc.	2,548	53
Norwegian Cruise Line Holdings Ltd. (f)	963	24
NOV, Inc.	1,644	23
NRG Energy, Inc.	990	37
Nucor Corp.	1,256	67
NVIDIA Corp.	1,808	944
NVR, Inc. (f)	79	322
NXP Semiconductors N.V.	1,400	223
O'Reilly Automotive, Inc. (f)	271	123
Occidental Petroleum Corp.	3,563	62

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

OGE Energy Corp.	906	29
Okta, Inc. (f)	267	68
Old Dominion Freight Line, Inc.	480	94
Omnicom Group, Inc.	783	49
ON Semiconductor Corp. (f)	1,815	59
ONEOK, Inc.	1,849	71
Oracle Corp.	8,049	521
Otis Worldwide Corp.	1,728	117
Ovintiv, Inc.	909	13
Owens Corning	1,546	117
PACCAR, Inc.	1,101	95
Packaging Corp. of America	432	60
Palo Alto Networks, Inc. (f)	333	118
Paramount Group, Inc. REIT	26,377	238
Parker Hannifin Corp.	340	93
Parsley Energy, Inc., Class A	995	14
Paychex, Inc.	1,140	106
Paycom Software, Inc. (f)	276	125
PayPal Holdings, Inc. (f)	3,565	835
Pentair PLC	565	30
People's United Financial, Inc.	1,779	23
PepsiCo, Inc.	4,480	664
PerkinElmer, Inc.	296	42
Perrigo Co., PLC	449	20
Pfizer, Inc.	18,122	667
Philip Morris International, Inc.	5,068	420
Phillips 66	1,497	105
Pinnacle West Capital Corp.	400	32
Pioneer Natural Resources Co.	696	79
Plains GP Holdings LP, Class A (f)	537	5
PNC Financial Services Group, Inc. (The)	1,451	216
Polaris, Inc.	299	28
PPG Industries, Inc.	721	104
PPL Corp.	2,265	64
Principal Financial Group, Inc.	973	48
Procter & Gamble Co. (The)	8,019	1,116
Progressive Corp. (The)	1,865	184
ProLogis, Inc. REIT	2,298	229
Prudential Financial, Inc.	1,433	112
PTC, Inc. (f)	399	48
Public Service Enterprise Group, Inc.	1,787	104
Public Storage REIT	554	128
Pulte Group, Inc.	4,030	174
PVH Corp.	362	34
Qorvo, Inc. (f)	330	55
QUALCOMM, Inc.	3,827	583
Quest Diagnostics, Inc.	375	45
Qurate Retail, Inc.	1,788	20
Ralph Lauren Corp.	382	40
Raymond James Financial, Inc.	445	43
Raytheon Technologies Corp.	4,534	324
Realty Income Corp. REIT	972	60
Regency Centers Corp. REIT	690	31
Regeneron Pharmaceuticals, Inc. (f)	285	138
Regions Financial Corp.	4,072	66
Reinsurance Group of America, Inc.	420	49
RenaissanceRe Holdings Ltd.	350	58
Republic Services, Inc.	701	67
ResMed, Inc.	509	108
Robert Half International, Inc.	411	26
Rockwell Automation, Inc.	309	77

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Rollins, Inc.	978	38
Roper Technologies, Inc.	264	114
Ross Stores, Inc.	1,375	169
Royal Caribbean Cruises Ltd.	730	55
Royal Gold, Inc.	983	105
S&P Global, Inc.	777	255
Sabre Corp.	966	12
salesforce.com, Inc. (f)	2,607	580
SBA Communications Corp. REIT	298	84
Schlumberger Ltd.	4,373	95
Scotts Miracle-Gro Co. (The), Class A	659	131
Seagate Technology PLC	977	61
Seagen, Inc. (f)	302	53
Sealed Air Corp.	548	25
SEI Investments Co.	458	26
Sempra Energy	770	98
Sensata Technologies Holding PLC (f)	572	30
ServiceNow, Inc. (f)	746	411
Sherwin-Williams Co. (The)	291	214
Signature Bank (New York)	347	47
Simon Property Group, Inc. REIT	1,087	93
Sirius XM Holdings, Inc.	6,612	42
Skyline Champion Corp. (f)	665	21
Skyworks Solutions, Inc.	707	108
SL Green Realty Corp. REIT	8,894	530
Snap, Inc., Class A (f)	2,577	129
Snap-On, Inc.	292	50
Southern Co. (The)	3,484	214
Southwest Airlines Co.	8,960	418
Spectrum Brands Holdings, Inc.	14	1
Spirit AeroSystems Holdings, Inc., Class A	370	14
Splunk, Inc. (f)	527	90
Square, Inc., Class A (f)	1,118	243
SS&C Technologies Holdings, Inc.	696	51
Stanley Black & Decker, Inc.	525	94
Starbucks Corp.	3,990	427
State Street Corp.	1,125	82
Steel Dynamics, Inc.	973	36
STERIS PLC	303	57
Stewart Information Services Corp.	236	11
Stryker Corp.	1,297	318
Sun Communities, Inc. REIT	306	46
SVB Financial Group (f)	339	131
Synchrony Financial	2,550	89
Synopsys, Inc. (f)	530	137
Sysco Corp.	1,509	112
T Rowe Price Group, Inc.	733	111
T-Mobile US, Inc. (f)	1,447	195
Take-Two Interactive Software, Inc. (f)	299	62
Tapestry, Inc.	993	31
Targa Resources Corp.	903	24
Target Corp.	1,694	299
TE Connectivity Ltd.	1,277	155
TechnipFMC PLC	1,803	17
Teleflex, Inc.	263	108
Tesla, Inc. (f)	1,645	1,161
Texas Instruments, Inc.	3,090	507
Textron, Inc.	912	44
Thermo Fisher Scientific, Inc.	1,439	670
Tiffany & Co.	284	37
TJX Cos., Inc. (The)	4,006	274

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Toll Brothers, Inc.	1,384	60
Tractor Supply Co.	318	45
Trane Technologies PLC	741	108
TransDigm Group, Inc. (f)	267	165
TransUnion	756	75
Travelers Cos., Inc. (The)	730	102
Trimble, Inc. (f)	779	52
TripAdvisor, Inc. (f)	381	11
Truist Financial Corp.	4,102	197
Twilio, Inc., Class A (f)	300	102
Twitter, Inc. (f)	2,262	122
Tyson Foods, Inc., Class A	848	55
Uber Technologies, Inc. (f)	758	39
UDR, Inc. REIT	974	37
UFP Industries, Inc.	586	33
UGI Corp.	719	25
Ulta Beauty, Inc. (f)	297	85
Under Armour, Inc., Class A (f)	745	13
Under Armour, Inc., Class C (f)	759	11
Union Pacific Corp.	2,236	466
United Airlines Holdings, Inc. (f)	6,435	278
United Parcel Service, Inc., Class B	2,109	355
United Rentals, Inc. (f)	272	63
UnitedHealth Group, Inc.	3,125	1,096
Universal Health Services, Inc., Class B	292	40
Unum Group	948	22
US Bancorp	4,938	230
Vail Resorts, Inc.	341	95
Valero Energy Corp.	1,362	77
Varian Medical Systems, Inc. (f)	319	56
Veeva Systems, Inc., Class A (f)	345	94
Ventas, Inc. REIT	1,263	62
VEREIT, Inc. REIT	783	30
VeriSign, Inc. (f)	282	61
Verisk Analytics, Inc.	549	114
Verizon Communications, Inc.	13,231	777
Vertex Pharmaceuticals, Inc. (f)	806	190
VF Corp.	1,172	100
ViacomCBS, Inc., Class B	1,902	71
Viatris, Inc. (f)	4,320	81
Visa, Inc., Class A	5,731	1,254
Vistra Energy Corp.	1,775	35
VMware, Inc., Class A (f)	294	41
Vontier Corp. (f)	359	12
Vornado Realty Trust REIT	23,413	874
Voya Financial, Inc.	712	42
Vulcan Materials Co.	1,875	278
Walgreens Boots Alliance, Inc.	2,620	104
Walmart, Inc.	4,403	635
Walt Disney Co. (The) (f)	5,689	1,031
Waste Connections, Inc.	733	75
Waste Management, Inc.	1,496	176
Waters Corp. (f)	352	87
Watsco, Inc.	458	104
Wayfair, Inc., Class A (f)	314	71
WEC Energy Group, Inc.	1,220	112
Wells Fargo & Co.	13,817	417
Welltower, Inc. REIT	1,370	89
Western Digital Corp.	1,213	67
Western Union Co. (The)	1,832	40
Westinghouse Air Brake Technologies Corp.	549	40

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Westlake Chemical Corp.	332	27
WestRock Co.	986	43
Weyerhaeuser Co. REIT	2,546	85
Whirlpool Corp.	319	58
Williams Cos., Inc. (The)	3,836	77
Willis Towers Watson PLC	357	75
Workday, Inc., Class A (f)	538	129
WP Carey, Inc. REIT	686	48
WR Berkley Corp.	719	48
WW Grainger, Inc.	263	107
Wyndham Hotels & Resorts, Inc.	3,361	200
Wynn Resorts Ltd.	438	49
Xcel Energy, Inc.	1,825	122
Xerox Holdings Corp.	921	21
Xilinx, Inc.	785	111
XPO Logistics, Inc. (f)	363	43
Xylem, Inc.	729	74
Yum! Brands, Inc.	1,087	118
Zebra Technologies Corp., Class A (f)	286	110
Zillow Group, Inc., Class C (f)	439	57
Zimmer Biomet Holdings, Inc.	720	111
Zions Bancorp NA	702	30
Zoetis, Inc.	1,504	249
		123,585
Total Common Stocks (Cost $131,049)		187,115
Preferred Stock (0.0%)
United States (0.0%)
Qurate Retail, Inc. (f) (Cost $5)	41	4

No. of Rights
Right (0.0%)
United States (0.0%)
Bristol-Myers Squibb Co. (f) (Cost $6)	3,195	2

	No. of Warrants
Warrants (0.0%)
France (0.0%)
CGG SA, expires 2/21/22 (f)	59	—

Switzerland (0.0%)
Cie Financiere Richemont SA, expires 11/22/23 (f)	4,444	1

United States (0.0%)
Occidental Petroleum Corp., expires 8/3/27 (f)	457	3
Total Warrants (Cost $2)		4

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Shares
Short-Term Investments (16.0%)
Investment Company (14.8%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (j) (Cost $61,350)	61,349,654	61,350

	Face Amount (000)
U.S. Treasury Security (1.2%)
U.S. Treasury Bill,
0.09%, 6/3/21 (k) (Cost $5,154)	$5,156	5,155
Total Short-Term Investments (Cost $66,504)		66,505
Total Investments (100.1%) (Cost $346,219) (l)(m)(n)(o)		415,795
Liabilities in Excess of Other Assets (-0.1%)		(521)
Net Assets (100.0%)		$415,274

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2020.
(e)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2020.
(f)	Non-income producing security.
(g)	Security trades on the Hong Kong exchange.
(h)	At December 31, 2020, the Fund held a fair valued security valued at $0, representing 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.
(i)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(j)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2020, advisory fees paid were reduced by approximately $19,000 relating to the Fund's investment in the Liquidity Funds.
(k)	Rate shown is the yield to maturity at December 31, 2020.
(l)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, foreign currency forward exchange contracts, futures contracts and swap agreements.
(m)	The approximate fair value and percentage of net assets, $52,840,000 and 12.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

(n)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2020, the Fund did not engage in any cross-trade transactions.
(o)	At December 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $85,843,000 and the aggregate gross unrealized depreciation is approximately $8,044,000, resulting in net unrealized appreciation of approximately $77,799,000.
ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
EURIBOR	Euro Interbank Offered Rate.
Euronext	Euronext Paris Exchange.
Euronext N.V.	Euronext Amsterdam Stock Market.
IO	Interest Only.
LSE	London Stock Exchange.
MTN	Medium Term Note.
NYSE	New York Stock Exchange.
OAT	Obligations Assimilables du Trésor (Treasury Obligation).
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
OMXH	Helsinki Stock Exchange.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SDR	Swedish Depositary Receipt.
SIX	Swiss Exchange.
SOFR	Secured Overnight Financing Rate.
SSE	Stockholm Stock Exchange.
TBA	To Be Announced.
TSX	Toronto Stock Exchange.

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at December 31, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA		$5,103	CNH	33,767	2/26/21	$72
Bank of America NA		$4,553	JPY	475,326	2/26/21	53
Bank of America NA	CNH	10,096		$1,538	3/18/21	(7)
Bank of America NA	PLN	252		$69	3/18/21	2
Bank of America NA		$320	ILS	1,040	3/18/21	4
Bank of Montreal	HUF	11,918		$41	3/18/21	1
Bank of New York Mellon	EUR	381		$464	3/18/21	(2)
Barclays Bank PLC	AUD	5,560		$4,072	2/26/21	(217)
Barclays Bank PLC	CAD	46		$36	2/26/21	(1)
Barclays Bank PLC	JPY	17,210		$166	2/26/21	(1)
Barclays Bank PLC		$821	CHF	746	2/26/21	22
Barclays Bank PLC		$91	HUF	27,675	2/26/21	3
Barclays Bank PLC		$84	PLN	317	2/26/21	—@
Barclays Bank PLC	COP	2,621,457		$760	3/18/21	(6)
Barclays Bank PLC	EUR	81		$99	3/18/21	(—@ )
Barclays Bank PLC		$1,726	CNY	11,353	3/18/21	1
BNP Paribas SA		$98	JPY	10,123	1/6/21	(—@ )
BNP Paribas SA		$524	THB	15,946	2/25/21	8
BNP Paribas SA	JPY	30,853		$299	2/26/21	—@
BNP Paribas SA	JPY	10,123		$98	2/26/21	—@
BNP Paribas SA	RUB	1,962		$26	2/26/21	(1)
BNP Paribas SA		$158	COP	577,465	2/26/21	11
BNP Paribas SA		$359	SGD	482	2/26/21	6
BNP Paribas SA	CAD	7		$5	3/18/21	(—@ )
BNP Paribas SA	CHF	113		$128	3/18/21	—@
BNP Paribas SA	EUR	64		$78	3/18/21	(—@ )
BNP Paribas SA	EUR	240		$295	3/18/21	1
BNP Paribas SA	EUR	230		$283	3/18/21	2
BNP Paribas SA	INR	52,093		$700	3/18/21	(7)
BNP Paribas SA	INR	11,703		$159	3/18/21	(—@ )
BNP Paribas SA	JPY	9,872		$95	3/18/21	(—@ )
BNP Paribas SA	JPY	18,185		$176	3/18/21	(1)
BNP Paribas SA	JPY	107,110		$1,038	3/18/21	—@
BNP Paribas SA	JPY	17,498		$170	3/18/21	—@
BNP Paribas SA	KRW	839,646		$772	3/18/21	(1)
BNP Paribas SA	NZD	172		$121	3/18/21	(2)
BNP Paribas SA	RUB	62,374		$845	3/18/21	7
BNP Paribas SA	SEK	234		$28	3/18/21	(1)
BNP Paribas SA	SGD	181		$136	3/18/21	(1)
BNP Paribas SA	TRY	41		$5	3/18/21	(—@ )
BNP Paribas SA	TWD	1,768		$64	3/18/21	1
BNP Paribas SA		$265	CHF	233	3/18/21	(1)
BNP Paribas SA		$148	EUR	121	3/18/21	(—@ )
BNP Paribas SA		$285	EUR	233	3/18/21	(—@ )
BNP Paribas SA		$1,106	GBP	825	3/18/21	22
BNP Paribas SA		$602	GBP	440	3/18/21	—@
BNP Paribas SA		$127	HKD	982	3/18/21	—@
BNP Paribas SA		$20	IDR	285,595	3/18/21	—@
BNP Paribas SA		$348	JPY	35,870	3/18/21	(—@ )
BNP Paribas SA		$217	JPY	22,419	3/18/21	1
BNP Paribas SA		$217	JPY	22,419	3/18/21	1
BNP Paribas SA		$89	JPY	9,218	3/18/21	—@
BNP Paribas SA		$357	JPY	36,873	3/18/21	—@

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

BNP Paribas SA		$11	PEN	39	3/18/21	(—@ )
Citibank NA		$80	CAD	102	1/6/21	—@
Citibank NA	CAD	102		$80	2/26/21	(—@ )
Citibank NA		$251	CNH	1,640	2/26/21	(—@ )
Citibank NA		$1,747	KRW	1,947,574	2/26/21	47
Citibank NA		$11	CZK	229	3/18/21	—@
Citibank NA		$147	ILS	479	3/18/21	2
Citibank NA		$7	THB	223	3/18/21	—@
Commonwealth Bank of Australia	EUR	149		$181	3/18/21	(1)
Commonwealth Bank of Australia	NZD	41		$29	3/18/21	(1)
Credit Suisse International	EUR	103		$126	3/18/21	(1)
Goldman Sachs International		$7,838	EUR	6,600	2/26/21	234
Goldman Sachs International	BRL	35,755		$6,913	3/18/21	41
Goldman Sachs International	BRL	939		$180	3/18/21	(—@ )
Goldman Sachs International	CLP	559,071		$762	3/18/21	(25)
Goldman Sachs International	EUR	2,213		$2,696	3/18/21	(12)
Goldman Sachs International	JPY	96,934		$936	3/18/21	(4)
Goldman Sachs International		$134	AUD	174	3/18/21	(—@ )
Goldman Sachs International		$8,523	BRL	43,292	3/18/21	(201)
Goldman Sachs International		$232	CHF	205	3/18/21	—@
Goldman Sachs International		$13	CZK	278	3/18/21	—@
JPMorgan Chase Bank NA	DKK	379		$61	2/26/21	(2)
JPMorgan Chase Bank NA	EUR	157		$192	2/26/21	—@
JPMorgan Chase Bank NA	GBP	112		$149	2/26/21	(4)
JPMorgan Chase Bank NA		$191	AUD	259	2/26/21	9
JPMorgan Chase Bank NA		$1,658	GBP	1,243	2/26/21	42
JPMorgan Chase Bank NA		$9	GBP	7	2/26/21	—@
JPMorgan Chase Bank NA		$28	JPY	2,841	2/26/21	(—@ )
JPMorgan Chase Bank NA		$50	NOK	454	2/26/21	3
JPMorgan Chase Bank NA		$152	PEN	545	2/26/21	(1)
JPMorgan Chase Bank NA		$151	RON	625	2/26/21	5
JPMorgan Chase Bank NA		$358	SEK	3,093	2/26/21	18
JPMorgan Chase Bank NA	CAD	258		$202	3/18/21	(—@ )
JPMorgan Chase Bank NA	EUR	2,261		$2,754	3/18/21	(13)
JPMorgan Chase Bank NA	NOK	474		$54	3/18/21	(1)
JPMorgan Chase Bank NA		$179	GBP	134	3/18/21	4
JPMorgan Chase Bank NA	CNH	2,595		$373	8/12/21	(20)
JPMorgan Chase Bank NA	CNH	2,063		$303	8/12/21	(10)
JPMorgan Chase Bank NA		$589	CNH	4,185	8/12/21	46
JPMorgan Chase Bank NA		$10,322	CNH	73,272	8/12/21	792
JPMorgan Chase Bank NA		$788	CNH	5,273	8/12/21	12
JPMorgan Chase Bank NA		$25	CNH	165	8/12/21	—@
Royal Bank of Canada		$82	AUD	110	2/26/21	3
Royal Bank of Canada		$124	CAD	160	2/26/21	1
State Street Bank and Trust Co.	GBP	1,181		$1,579	2/26/21	(36)
State Street Bank and Trust Co.	AUD	100		$75	3/18/21	(2)
UBS AG		$68	GBP	50	1/6/21	—@
UBS AG	CAD	359		$274	2/26/21	(8)
UBS AG	EUR	417		$499	2/26/21	(11)
UBS AG	GBP	50		$68	2/26/21	(—@ )
UBS AG	MXN	6,731		$331	2/26/21	(5)
UBS AG	NZD	1,101		$768	2/26/21	(24)
UBS AG		$153	CZK	3,385	2/26/21	5
UBS AG		$14	GBP	10	2/26/21	—@
UBS AG		$25	MXN	505	2/26/21	—@
UBS AG	AUD	4		$3	3/18/21	(—@ )
UBS AG	CAD	565		$441	3/18/21	(3)
UBS AG	DKK	370		$61	3/18/21	(—@ )
UBS AG	EUR	4,064		$4,951	3/18/21	(23)
UBS AG	EUR	1,379		$1,697	3/18/21	10
UBS AG	HUF	224,528		$767	3/18/21	11

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

UBS AG	JPY	231,549		$2,235	3/18/21	(9)
UBS AG	MXN	23,698		$1,167	3/18/21	(15)
UBS AG	MXN	10,403		$518	3/18/21	(1)
UBS AG	SGD	172		$129	3/18/21	(1)
UBS AG	TRY	5,704		$701	3/18/21	(44)
UBS AG	TRY	1,347		$177	3/18/21	1
UBS AG		$1,591	CHF	1,406	3/18/21	—@
UBS AG		$1,114	EUR	907	3/18/21	(4)
UBS AG		$580	EUR	473	3/18/21	(1)
UBS AG		$361	EUR	296	3/18/21	1
UBS AG		$361	EUR	296	3/18/21	1
UBS AG		$182	EUR	148	3/18/21	(1)
UBS AG		$596	EUR	484	3/18/21	(3)
UBS AG		$399	GBP	298	3/18/21	8
UBS AG		$293	GBP	215	3/18/21	1
UBS AG		$666	JPY	68,750	3/18/21	—@
UBS AG		$2,342	TRY	17,820	3/18/21	(12)
UBS AG		$1,211	TRY	9,167	3/18/21	(12)
UBS AG		$2,301	TRY	17,368	3/18/21	(30)
UBS AG		$1,135	TRY	8,589	3/18/21	(12)
UBS AG	ZAR	13,023		$864	3/18/21	(14)
						$699

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2020:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
BIST 30 Index (Turkey)	1,047	Feb-21	TRY	10	$2,336	$38
Euro Stoxx 50 Index Dividend Futures (Germany)	107	Dec-22	EUR	11	1,268	292
MSCI Emerging Market E Mini (United States)	95	Mar-21		$5	6,119	172
NYMEX WTI Crude Oil Futures (United States)	25	Nov-21		25	1,192	74
S&P 500 E Mini Index (United States)	73	Mar-21		4	13,683	146
SGX MSCI Singapore (Singapore)	28	Jan-21	SGD	3	685	2
South Korea 10 yr. Bond (Korea, Republic of)	8	Mar-21	KRW	800,000	956	(5)
U.S. Treasury 10 yr. Note (United States)	163	Mar-21		$16,300	22,507	67
U.S. Treasury 5 yr. Note (United States)	165	Mar-21		16,500	20,817	71

Short:
Euro Stoxx 50 Index (Germany)	31	Mar-21	EUR	—@	(1,344)	(16)
FTSE 100 Index (United Kingdom)	2	Mar-21	GBP	—@	(176)	2
German Euro BTP (Germany)	45	Mar-21	EUR	(4,500)	(8,357)	(36)
NIKKEI 225 Index (Japan)	39	Mar-21	JPY	(20)	(5,195)	(125)
U.S. Treasury 30 yr. Bond (United States)	1	Mar-21		$(100)	(173)	2
U.S. Treasury 5 yr. Note (United States)	9	Mar-21		(900)	(1,136)	(3)
U.S. Treasury Ultra Bond (United States)	45	Mar-21		(4,500)	(9,610)	135
U.S. Treasury Ultra Long Bond (United States)	148	Mar-21		(14,800)	(23,141)	78
						$894

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at December 31, 2020:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date		Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.83%	Quarterly/ Quarterly	6/14/27	KRW	1,400,000	$53	$—	$53
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.24	Semi-Annual/ Quarterly	3/30/30		$1,286	118	—	118
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.27	Semi-Annual/ Quarterly	3/30/30		4,644	408	—	408
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.3	Semi-Annual/ Quarterly	3/30/30		1,286	109	—	109
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.18	Semi-Annual/ Quarterly	3/31/30		2,143	209	—	209
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.31	Semi-Annual/ Quarterly	4/28/30		790	67	—	67
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.37	Semi-Annual/ Quarterly	5/29/30		628	54	—	54
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.75	Semi-Annual/ Quarterly	7/30/30		318	19	—	19
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.96	Semi-Annual/ Quarterly	8/28/30		591	20	—	20
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.78	Quarterly/ Quarterly	10/3/30	MXN	48,705	82	—	82
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.78	Quarterly/ Quarterly	10/3/30		59,775	99	—	99
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.79	Quarterly/ Quarterly	10/3/30		59,629	102	—	102
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.81	Quarterly/ Quarterly	10/3/30		147,981	267	—	267
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.78	Quarterly/ Quarterly	10/4/30		28,012	47	—	47
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.78	Quarterly/ Quarterly	10/4/30		28,049	47	—	47
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.58	Quarterly/ Quarterly	11/1/30		17,247	14	—	14
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.59	Quarterly/ Quarterly	11/1/30		17,250	15	—	15
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.60	Quarterly/ Quarterly	11/1/30		33,825	32	—	32
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.61	Quarterly/ Quarterly	11/1/30		28,185	27	—	27
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.61	Quarterly/ Quarterly	11/1/30		39,460	39	—	39
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	5.61	Quarterly/ Quarterly	11/1/30		39,460	39	—	39
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.18	Semi-Annual/ Quarterly	12/23/30		$1,679	2	—	2
								$1,869	$—	$1,869

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at December 31, 2020:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	MSCI Emerging Markets Index	Receive	3 Month USD LIBOR plus 0.28%	Quarterly	1/26/21	$22,592	$3,127	$—	$3,127
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	9/16/21	748	47	—	47
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	9/16/21	1,275	80	—	80
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	9/16/21	1,233	77	—	77
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	9/16/21	1,680	66	—	66
JPMorgan Chase Bank NA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	2/10/21	18,233	1,833	—	1,833
JPMorgan Chase Bank NA	JPM SPX 1500 Growth Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	5/14/21	1,094	(58)	—	(58)
JPMorgan Chase Bank NA	JPM SPX 1500 Growth Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	5/14/21	1,099	(44)	—	(44)
JPMorgan Chase Bank NA	JPM SPX 1500 Growth Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	5/14/21	1,067	(42)	—	(42)

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

JPMorgan Chase Bank NA	JPM SPX 1500 Growth Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	5/14/21	1,075	(37)	—	(37)
JPMorgan Chase Bank NA	JPM SPX 1500 Growth Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	5/14/21	1,050	(29)	—	(29)
JPMorgan Chase Bank NA	JPM SPX 1500 Low Vol Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	5/14/21	2,487	(69)	—	(69)
JPMorgan Chase Bank NA	JPM SPX 1500 Low Vol Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	5/14/21	2,510	(50)	—	(50)
JPMorgan Chase Bank NA	JPM SPX 1500 Low Vol Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	5/14/21	2,458	(39)	—	(39)
JPMorgan Chase Bank NA	JPM SPX 1500 Low Vol Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	5/14/21	2,456	(37)	—	(37)
JPMorgan Chase Bank NA	JPM SPX 1500 Low Vol Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	5/14/21	2,452	(28)	—	(28)
JPMorgan Chase Bank NA	JPM SPX 1500 Value Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	5/14/21	3,623	113	—	113
JPMorgan Chase Bank NA	JPM SPX 1500 Value Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	5/14/21	3,634	43	—	43
JPMorgan Chase Bank NA	JPM SPX 1500 Value Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	5/14/21	3,479	48	—	48
JPMorgan Chase Bank NA	JPM SPX 1500 Value Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	5/14/21	3,526	39	—	39
JPMorgan Chase Bank NA	JPM SPX 1500 Value Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	5/14/21	3,515	23	—	23
JPMorgan Chase Bank NA	JPM SPX 500 Growth Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	5/14/21	16,593	(687)	—	(687)
JPMorgan Chase Bank NA	JPM SPX 500 Low Vol Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	5/14/21	8,941	(182)	—	(182)
JPMorgan Chase Bank NA	JPM SPX 500 Value Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	5/14/21	25,750	567	—	567
							$4,761	$—	$4,761

†† See tables below for details of the equity basket holdings underlying the swap.

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with BNP Custom U.S. Banks Index as of December 31, 2020:

Security Description	Shares	Value (000)	Index Weight
BNP Custom U.S. Banks Index
Bank of America Corp.	308,343	$9,346	20.35%
CIT Group, Inc.	3,298	118	0.26
Citigroup, Inc.	79,236	4,886	10.63
Citizens Financial Group	15,687	561	1.22
Comerica, Inc.	5,287	295	0.64
East West Bancorp, Inc.	4,961	252	0.55
Fifth Third Bancorp	25,079	691	1.51
First Republic Bank	5,750	845	1.84
Huntington Bancshares, Inc.	35,695	451	0.98
Jpmorgan Chase & Co.	110,953	14,099	30.70
Keycorp	34,389	564	1.23
M&T Bank Corp.	4,440	565	1.23
People's United Financial	13,619	176	0.38
PNC Financial Services Group	15,425	2,298	5.00
Regions Financial Corp.	34,597	558	1.21
Signature Bank	1,907	258	0.56
SVB Financial Group	1,793	695	1.51
Truist Financial Corp.	45,852	2,198	4.78
US Bancorp	51,605	2,404	5.23
Wells Fargo & Co.	146,120	4,410	9.60
Zions Bancorp NA	6,245	271	0.59
Total		$45,941	100.00%

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Growth Index as of December 31, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Growth Index
8X8, Inc.	2,755	$95	0.82%
AAON, Inc.	874	58	0.51
Advanced Micro Devices, Inc.	594	54	0.48
Air Products & Chemicals, Inc.	203	56	0.49
Albemarle Corp.	412	61	0.53
Allegheny Technologies, Inc.	3,664	61	0.54
Ambac Financial Group, Inc.	3,487	54	0.47
Amedisys, Inc.	225	66	0.57
American Tower Corp.	243	55	0.48
Aon PLC - Class A	266	56	0.49
Apache Corp.	4,248	60	0.53
Apple, Inc.	452	60	0.52
Aptargroup, Inc.	441	60	0.53
Arista Networks, Inc.	205	60	0.52
Arlo Technologies, Inc.	9,891	77	0.67
Axon Enterprise, Inc.	449	55	0.48
Badger Meter, Inc.	681	64	0.56
Ball Corp.	592	55	0.48
Banc of California, Inc.	3,947	58	0.51
Bank of Hawaii Corp.	714	55	0.48
Berkshire Hills Bancorp, Inc.	3,202	55	0.48
Biotelemetry, Inc.	1,020	74	0.64
Boeing Co. (The)	249	53	0.47
Boston Beer Company, Inc. - Class A	60	60	0.53
Brown & Brown, Inc.	1,236	59	0.51
Cable One, Inc.	27	61	0.53
Calamp Corp.	5,918	59	0.51
Calavo Growers, Inc.	787	55	0.48
Capitol Federal Financial, Inc.	4,509	56	0.49
Cardiovascular Systems, Inc.	1,624	71	0.62
Catalent, Inc.	597	62	0.54
Century Aluminum Company	5,067	56	0.49
Chatham Lodging Trust	4,855	52	0.46
Chefs' Warehouse, Inc. (The)	2,291	59	0.51
Chesapeake Utilities Corp.	535	58	0.51
Cognex Corp.	733	59	0.51
Commerce Bancshares, Inc.	880	58	0.51
Community Bank System, Inc.	867	54	0.47
Conocophillips	1,393	56	0.49
Copart, Inc.	492	63	0.55
Core Laboratories N.V.	2,293	61	0.53
Coresite Realty Corp.	461	58	0.51
Corvel Corp.	604	64	0.56
Costco Wholesale Corp.	145	55	0.48
Cree, Inc.	621	66	0.57
Crown Castle International Corp.	334	53	0.46
Cutera, Inc.	2,295	55	0.48
Cyrusone, Inc.	813	59	0.52
Cytokinetics, Inc.	3,094	64	0.56

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Delta Air Lines, Inc.	1,356	55	0.48
Dexcom, Inc.	167	62	0.54
DMC Global, Inc.	1,295	56	0.49
Dorman Products, Inc.	599	52	0.45
Duke Realty Corp.	1,476	59	0.52
Eastgroup Properties, Inc.	418	58	0.50
Ecolab, Inc.	254	55	0.48
Enerpac Tool Group Corp.	2,524	57	0.50
Enphase Energy, Inc.	435	76	0.67
Equinix, Inc.	81	58	0.50
Estee Lauder Companies - Class A	227	60	0.53
Eversource Energy	632	55	0.48
Expedia Group, Inc.	435	58	0.50
Exponent, Inc.	680	61	0.53
Factset Research Systems, Inc.	166	55	0.48
Faro Technologies, Inc.	820	58	0.51
Fastenal Co.	1,170	57	0.50
First Finl Bankshares, Inc.	1,609	58	0.51
First Republic Bank	423	62	0.54
Five Below	357	62	0.55
Fluor Corp.	3,150	50	0.44
Fox Factory Holding Corp.	620	65	0.57
Gap, Inc. (The)	2,662	54	0.47
Garmin Ltd.	470	56	0.49
Glaukos Corp.	801	60	0.53
Graco, Inc.	836	60	0.53
Granite Construction, Inc.	2,220	59	0.52
Green Dot Corp. - Class A	1,065	59	0.52
Halliburton Co.	3,162	60	0.52
Hancock Whitney Corp.	1,891	64	0.56
Healthequity, Inc.	780	54	0.48
Heska Corp.	454	66	0.58
Hess Corp.	1,134	60	0.52
Hilton Worldwide Holdings, Inc.	522	58	0.51
Host Hotels & Resorts, Inc.	3,739	55	0.48
IAA, Inc.	930	60	0.53
IDEX Corp.	293	58	0.51
IDEXX Laboratories, Inc.	120	60	0.53
Illinois Tool Works	272	55	0.48
Ingersoll-Rand, Inc.	1,256	57	0.50
Installed Building Products	584	60	0.52
IPG Photonics Corp.	268	60	0.52
Kinsale Capital Group, Inc.	230	46	0.40
Lancaster Colony Corp.	333	61	0.53
Las Vegas Sands Corp.	967	58	0.50
Lendingtree, Inc.	234	64	0.56
Lennox International, Inc.	198	54	0.47
LHC Group, Inc.	284	61	0.53
Live Nation Entertainment, Inc.	797	59	0.51
Livent Corp.	3,633	68	0.60
Liveperson, Inc.	1,003	62	0.55
Liveramp Holdings, Inc.	949	69	0.61
Marathon Petroleum Corp.	1,372	57	0.50
Marketaxess Holdings, Inc.	103	59	0.51
Mastercard, Inc. - Class A	164	58	0.51
McCormick & Co., Inc.	609	58	0.51
Mercer International, Inc.	6,119	63	0.55

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Monolithic Power Systems, Inc.	174	64	0.56
Moody's Corp.	200	58	0.51
MSCI, Inc.	134	60	0.52
National Instruments Corp.	1,430	63	0.55
Nektar Therapeutics	3,224	55	0.48
Neogenomics, Inc.	1,178	63	0.55
New York Mortgage Trust, Inc.	15,257	56	0.49
New York Times Co. - Class A	1,233	64	0.56
Nextera Energy, Inc.	749	58	0.51
Nike, Inc. - Class B	411	58	0.51
Nisource, Inc.	2,262	52	0.45
Nordson Corp.	282	57	0.50
Northfield Bancorp, Inc.	4,851	60	0.52
NOW, Inc.	9,552	69	0.60
NVIDIA Corp.	103	54	0.47
Old Dominion Freight Line	272	53	0.46
Ollie's Bargain Outlet Holdings, Inc.	642	52	0.46
Pacific Premier Bancorp, Inc.	1,868	59	0.51
Pacwest Bancorp	2,266	58	0.50
Palomar Holdings, Inc.	827	74	0.64
Par Pacific Holdings, Inc.	4,374	61	0.53
Park Hotels & Resorts, Inc.	3,238	56	0.49
Paycom Software, Inc.	133	60	0.52
Paylocity Holding Corp.	286	59	0.51
Paypal Holdings, Inc.	262	61	0.54
PBF Energy, Inc.- Class A	7,058	50	0.44
PDF Solutions, Inc.	2,506	54	0.47
Pennant Group, Inc. (The)	1,061	62	0.54
Penumbra, Inc.	271	47	0.42
Proassurance Corp.	3,480	62	0.54
Proto Labs, Inc.	416	64	0.56
Quaker Chemical Corp.	229	58	0.51
Regis Corp.	6,119	56	0.49
Repligen Corp.	298	57	0.50
RH	123	55	0.48
RLI Corp.	562	59	0.51
Rollins, Inc.	1,514	59	0.52
Ross Stores, Inc.	499	61	0.54
S&P Global, Inc.	167	55	0.48
Sabre Corp.	4,815	58	0.51
Saia, Inc.	319	58	0.50
Sailpoint Technologies, Inc.	1,211	64	0.56
Sanderson Farms, Inc.	392	52	0.45
Sba Communications Corp.	196	55	0.48
Servicenow, Inc.	106	58	0.51
Shake Shack, Inc. - Class A	676	57	0.50
Sherwin-Williams Co. (The)	78	57	0.50
Simulations Plus, Inc.	993	71	0.62
Six Flags Entertainment Corp.	1,680	57	0.50
Southwestern Energy Co.	19,269	57	0.50
Spectrum Pharmaceuticals, Inc.	11,674	40	0.35
Summit Hotel Properties, Inc.	6,033	54	0.48
Sunrun, Inc.	913	63	0.55
SVB Financial Group	158	61	0.53
Tactile Systems Technology I	1,330	60	0.52
Techtarget	1,099	65	0.57
TJX Companies, Inc.	857	59	0.51

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Topbuild Corp.	335	62	0.54
Transdigm Group, Inc.	94	58	0.51
Trex Company, Inc.	754	63	0.55
Triumph Bancorp, Inc.	1,193	58	0.51
Trupanion, Inc.	592	71	0.61
Tupperware Brands Corp.	1,635	53	0.46
Twitter, Inc.	1,179	64	0.56
Ulta Beauty, Inc.	197	57	0.50
Under Armour, Inc. - Class A	3,412	59	0.51
Under Armour, Inc. - Class C	3,838	57	0.50
United Parcel Service - Class B	330	56	0.49
Universal Display Corp.	240	55	0.48
Verisign, Inc.	278	60	0.53
Verisk Analytics, Inc.	284	59	0.52
Viad Corp.	1,759	64	0.55
Vicor Corp.	674	62	0.54
Visa, Inc. - Class A	265	58	0.51
Visteon Corp.	453	57	0.50
Vonage Holdings Corp.	4,137	53	0.47
Vornado Realty Trust	1,402	52	0.46
WD-40 Co.	223	59	0.52
Wec Energy Group, Inc.	582	54	0.47
Westamerica Bancorp	1,014	56	0.49
Wingstop, Inc.	442	59	0.51
Wynn Resorts Ltd.	530	60	0.52
Xcel Energy, Inc.	811	54	0.47
Xencor, Inc.	1,413	62	0.54
Xenia Hotels & Resorts, Inc.	3,742	57	0.50
Xylem, Inc.	579	59	0.52
Yeti Holdings, Inc.	887	61	0.53
Zoetis, Inc.	350	58	0.51
Total		$11,442	100.00%

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Low Vol Index as of December 31, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Low Vol Index
Abbott Laboratories	488	$53	0.52%
Adobe, Inc.	110	55	0.53
Agilent Technologies, Inc.	461	55	0.53
Agree Realty Corp.	798	53	0.52
Air Products & Chemicals, Inc.	193	53	0.51
Akamai Technologies, Inc.	510	54	0.52
Alexandria Real Estate Equities, Inc.	318	57	0.55
Alleghany Corp.	89	54	0.52
Alphabet, Inc .- Class C	29	51	0.49
Ameren Corporation	672	52	0.51
American Express Co.	431	52	0.51
American Tower Corp.	231	52	0.50
Amerisafe, Inc.	969	56	0.54
Amerisourcebergen Corp.	512	50	0.49
Amgen, Inc.	233	54	0.52
Amphenol Corp. - Class A	403	53	0.51
Analog Devices, Inc.	375	55	0.54
Aptargroup, Inc.	418	57	0.56
Arcosa, Inc.	995	55	0.53
Arthur J Gallagher & Co.	453	56	0.55
AT&T, Inc.	1,814	52	0.51
Atmos Energy Corp.	549	52	0.51
Automatic Data Processing	308	54	0.53
Autozone, Inc.	46	54	0.53
Badger Meter, Inc.	645	61	0.59
Baxter International, Inc.	691	55	0.54
Booking Holdings, Inc.	25	57	0.55
Boston Scientific Corp.	1,546	56	0.54
Broadcom, Inc.	131	57	0.56
Brown & Brown, Inc.	1,171	56	0.54
Cable One, Inc.	26	58	0.56
Cabot Oil & Gas Corp.	3,096	50	0.49
Capitol Federal Financial, Inc.	4,274	53	0.52
Carrier Global Corp.	1,433	54	0.53
CDW Corp.	402	53	0.52
Cerner Corp.	699	55	0.53
Chemed Corp.	111	59	0.57
Chevron Corp.	587	50	0.48
City Holding Co.	782	54	0.53
CME Group, Inc.	290	53	0.51
CMS Energy Corp.	854	52	0.51
Columbia Sportswear Co.	631	55	0.54
Comcast Corp. - Class A	1,034	54	0.53
Commerce Bancshares, Inc.	834	55	0.53
Community Bank System, Inc.	822	51	0.50
Cooper Co, Inc. (The)	158	57	0.56
Corning, Inc.	1,396	50	0.49
Costco Wholesale Corp.	138	52	0.50
Crown Castle Intl Corp.	316	50	0.49
CVB Financial Corp.	2,718	53	0.52
Daktronics, Inc.	5,419	25	0.25

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Danaher Corp.	235	52	0.51
Deckers Outdoor Corp.	196	56	0.55
Dollar General Corp.	243	51	0.50
Domino's Pizza, Inc.	136	52	0.51
Dorman Products, Inc.	567	49	0.48
Dril-Quip, Inc.	1,697	50	0.49
DSP Group, Inc.	3,118	52	0.50
Duke Realty Corp.	1,399	56	0.54
Easterly Government Properties	2,450	55	0.54
Eastgroup Properties, Inc.	396	55	0.53
Eaton Corp. PLC	444	53	0.52
Encore Wire Corp.	1,017	62	0.60
Estee Lauder Companies - Class A	215	57	0.56
Eversource Energy	599	52	0.50
Expeditors International Wash, Inc.	595	57	0.55
Extra Space Storage, Inc.	474	55	0.53
Exxon Mobil Corp.	1,321	54	0.53
Factset Research Systems, Inc.	157	52	0.51
Fidelity National Information Services, Inc	355	50	0.49
First Financial Bankshares, Inc.	1,525	55	0.54
Firstcash, Inc.	783	55	0.53
Flowers Foods, Inc.	2,386	54	0.53
FMC Corp.	447	51	0.50
Garmin Ltd.	445	53	0.52
GATX Corp.	646	54	0.52
Gentex Corp.	1,597	54	0.53
Gilead Sciences, Inc.	863	50	0.49
Graco, Inc.	792	57	0.56
Hasbro, Inc.	562	53	0.51
Hawaiian Electric Industries	1,454	51	0.50
Heartland Express, Inc.	2,858	52	0.50
Helen Of Troy Ltd.	257	57	0.56
Henry Schein, Inc.	794	53	0.52
Heritage Financial Corp.	2,206	52	0.50
Hilton Worldwide Holdings, Inc.	494	55	0.54
Home Depot, Inc.	195	52	0.50
HP, Inc.	2,313	57	0.55
Humana, Inc.	130	53	0.52
IDEX Corp.	278	55	0.54
Illinois Tool Works	257	52	0.51
Intercontinental Exchange, Inc.	495	57	0.56
Intuit, Inc.	148	56	0.55
Jack Henry & Associates, Inc.	330	53	0.52
Jacobs Engineering Group, Inc.	494	54	0.52
JM Smucker Co. (The)	459	53	0.52
Johnson & Johnson	356	56	0.55
Kinder Morgan, Inc.	3,681	50	0.49
Kkr Real Estate Finance Trust	2,855	51	0.50
Landstar System, Inc.	404	54	0.53
La-Z-Boy, Inc.	1,412	56	0.55
Lennox International, Inc.	188	51	0.50
Life Storage, Inc.	482	58	0.56
Linde PLC	210	55	0.54
Lindsay Corp.	449	58	0.56
Lockheed Martin Corp.	146	52	0.50
Lowe's Co., Inc.	348	56	0.54
Marsh & Mclennan Co.	455	53	0.52
Matrix Service Co.	5,380	59	0.58
Maximus, Inc.	731	54	0.52

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Mcdonald's Corp.	250	54	0.52
Medtronic PLC	465	54	0.53
Merck & Co., Inc..	645	53	0.51
Microsoft Corp.	245	55	0.53
Mid-America Apartment Communities, Inc.	427	54	0.53
Mondelez International, Inc. - Class A	908	53	0.52
Monro, Inc.	1,128	60	0.59
Motorola Solutions, Inc.	309	52	0.51
Msa Safety, Inc.	354	53	0.52
NBT Bancorp, Inc.	1,704	55	0.53
Nasdaq, Inc.	408	54	0.53
National Storage Affiliates	1,588	57	0.56
Newmarket Corp.	141	56	0.55
Newmont Corp.	880	53	0.51
Nike, Inc. - Class B	389	55	0.54
Northrop Grumman Corp.	177	54	0.52
Northwest Bancshares, Inc.	4,351	55	0.54
Nucor Corp.	958	51	0.50
NVR, Inc.	14	55	0.54
Old National Bancorp	3,262	54	0.53
O'Reilly Automotive, Inc.	119	54	0.53
OSI Systems, Inc.	597	56	0.54
Otis Worldwide Corp.	803	54	0.53
Paccar, Inc.	606	52	0.51
Park National Corp.	512	54	0.52
Pepsico, Inc.	365	54	0.53
Pioneer Natural Resources Co.	520	59	0.58
Power Integrations, Inc.	713	58	0.57
Procter & Gamble Co. (The)	381	53	0.52
Progressive Corp.	592	59	0.57
Prologis, Inc.	541	54	0.53
Ps Business Parks, Inc.	398	53	0.51
Public Storage	235	54	0.53
Reliance Steel & Aluminum	443	53	0.52
Republic Services, Inc.	551	53	0.52
Rex American Resources Corp.	635	47	0.45
Rexford Industrial Realty, Inc.	1,114	55	0.53
Rollins, Inc.	1,435	56	0.55
Ross Stores, Inc.	473	58	0.57
S&T Bancorp, Inc.	2,261	56	0.55
S&P Global, Inc.	158	52	0.51
Safety Insurance Group, Inc.	730	57	0.55
SBA Communications Corp.	186	52	0.51
Schweitzer-Mauduit International, Inc.	1,516	61	0.59
Service Corporation International	1,079	53	0.52
Servisfirst Bancshares, Inc.	1,359	55	0.53
Sherwin-Williams Co. (The)	74	54	0.53
Sonoco Products Co.	902	53	0.52
Southside Bancshares, Inc.	1,743	54	0.53
Southwest Airlines Co.	1,113	52	0.50
Standard Motor Products, Inc.	1,114	45	0.44
Starbucks Corp.	534	57	0.56
Stepan Co.	464	55	0.54
Steris PLC	274	52	0.51
Stryker Corp.	225	55	0.53
Synopsys, Inc.	235	61	0.58
Texas Instruments, Inc.	324	53	0.52
Thermo Fisher Scientific, Inc.	110	51	0.49
TJX Companies, Inc.	812	55	0.54

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Tompkins Financial Corp.	795	56	0.55
Toro Co.	593	56	0.55
Tractor Supply Company	386	54	0.53
Trane Technologies PLC	366	53	0.52
Tyler Technologies, Inc.	126	55	0.54
Unitedhealth Group, Inc.	152	53	0.52
Verisk Analytics, Inc.	269	56	0.53
Vertex Pharmaceuticals, Inc.	233	55	0.53
Visa, Inc. - Class A	251	55	0.53
Walmart, Inc.	351	51	0.49
Walt Disney Co. (The)	344	62	0.60
Waste Management, Inc.	451	53	0.52
Watsco, Inc.	238	54	0.53
Watts Water Technologies - Class A	455	55	0.53
Westamerica Bancorp	961	53	0.52
Wiley (John) & Sons - Class A	1,510	69	0.66
Williams Co., Inc.	2,438	49	0.48
Wr Berkley Corp.	784	52	0.51
Xcel Energy, Inc.	768	51	0.50
Yum! Brands, Inc.	503	55	0.52
Zoetis, Inc.	332	55	0.54
Total		$10,263	100.00%

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Value Index as of December 31, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Value Index
Aaron's, Inc.	2,682	$51	0.49%
ABM Industries, Inc.	1,339	51	0.48
Acuity Brands, Inc.	433	52	0.51
Advansix, Inc.	2,822	56	0.54
Agco Corp.	560	58	0.55
Alexion Pharmaceuticals, Inc.	419	66	0.63
Alliance Data Systems Corp.	650	48	0.46
Allstate Corp.	496	55	0.52
Amc Networks, Inc. - Class A	1,588	57	0.54
American Woodmark Corp.	587	55	0.53
Ameris Bancorp	1,439	55	0.52
Angiodynamics, Inc.	3,708	57	0.54
Antero Midstream Corp.	7,385	57	0.54
Anthem, Inc.	162	52	0.50
Apogee Enterprises, Inc.	1,909	60	0.58
Arcbest Corp.	1,197	51	0.49
Archrock, Inc.	6,113	53	0.51
Armada Hoffler Properties, Inc.	4,662	52	0.51
Arrow Electronics, Inc.	550	53	0.51
Asbury Automotive Group	419	61	0.58
Associated Bancorp	3,229	55	0.53
Atlas Air Worldwide Holdings	948	52	0.51
Autonation, Inc.	790	55	0.53
Avanos Medical, Inc.	1,224	56	0.54
Avista Corp.	1,375	55	0.53
Axcelis Technologies, Inc.	1,852	54	0.52
Baker Hughes Co.	2,617	55	0.52
Bank Of New York Mellon Corp.	1,287	55	0.52
Big Lots, Inc.	981	42	0.40
Biogen, Inc.	208	51	0.49
Bio-Rad Laboratories - Class A	94	55	0.52
Bonanza Creek Energy, Inc.	2,308	45	0.43
Borgwarner, Inc.	1,333	52	0.49
Boston Private Financial Holding	6,809	58	0.55
Boyd Gaming Corp.	1,319	57	0.54
Brandywine Realty Trust	4,511	54	0.51
Bristow Group, Inc.	655	17	0.16
Caci International, Inc. - Class A	214	53	0.51
Cardinal Health, Inc.	925	50	0.47
Cardtronics PLC - Class A	2,047	72	0.69
Centene Corp.	806	48	0.46
Central Garden & Pet Co.	1,423	52	0.49
Centurylink, Inc.	4,902	48	0.46
Chuy's Holdings, Inc.	2,123	56	0.54
Cigna Corp.	243	51	0.48
Citigroup, Inc.	900	55	0.53
Citizens Financial Group	1,498	54	0.51
Clearwater Paper Corp.	1,470	56	0.53
CNO Financial Group, Inc.	2,348	52	0.50

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Commercial Metals Co.	2,524	52	0.50
Computer Programs & Systems	1,839	49	0.47
Cooper Tire & Rubber	1,288	52	0.50
Corecivic, Inc.	6,737	44	0.42
Cousins Properties, Inc.	1,531	51	0.49
Crane Co.	731	57	0.54
Customers BanCorp, Inc.	2,637	48	0.46
Cvs Health Corp.	739	50	0.48
Dana, Inc.	2,884	56	0.54
Deluxe Corp.	1,980	58	0.55
Dine Brands Global, Inc.	781	45	0.43
Discovery, Inc. - Class A	1,814	55	0.52
Discovery, Inc. - Class C	2,039	53	0.51
Diversified Healthcare Trust	11,239	46	0.44
Dorian LPG Ltd.	4,870	59	0.57
DXC Technology Co.	2,304	59	0.57
Ebay, Inc.	1,002	50	0.48
Ebix, Inc.	1,507	57	0.55
Edgewell Personal Care Co.	1,475	51	0.49
El Pollo Loco Holdings, Inc.	3,205	58	0.56
Enova International, Inc.	2,261	56	0.54
Equitrans Midstream Corp.	6,363	51	0.49
Exelon Corp.	1,238	52	0.50
Fiesta Restaurant Group	3,629	41	0.40
Fifth Third Bancorp	1,936	53	0.51
First Financial Bancorp	3,075	54	0.52
First Solar, Inc.	569	56	0.54
FNB Corp.	5,613	53	0.51
Foot Locker, Inc.	1,305	53	0.51
Fresh Del Monte Produce, Inc.	2,057	50	0.47
Futurefuel Corp.	3,150	40	0.38
General Dynamics Corp.	336	50	0.48
Genworth Financial, Inc. - Class A	11,070	42	0.40
Geo Group, Inc. (The)	5,323	47	0.45
G-Iii Apparel Group Ltd.	2,362	56	0.54
GMS, Inc.	1,702	52	0.50
Goldman Sachs Group, Inc.	217	57	0.55
Graham Holdings Co. - Class B	114	61	0.58
Greenbrier Companies, Inc.	1,524	55	0.53
Griffon Corp.	2,587	53	0.50
Group 1 Automotive, Inc.	412	54	0.52
HB Fuller Co.	981	51	0.49
Hanesbrands, Inc.	3,661	53	0.51
Hanmi Financial Corporation	3,976	45	0.43
Hartford Financial Services Group, Inc. (The)	1,132	55	0.53
Hawkins, Inc.	1,009	53	0.51
Herman Miller, Inc.	1,395	47	0.45
Hewlett Packard Enterprise	4,468	53	0.51
Hibbett Sports, Inc.	1,184	55	0.52
Highwoods Properties, Inc.	1,319	52	0.50
Hill-Rom Holdings, Inc.	535	52	0.50
Hologic, Inc.	726	53	0.51
Hope Bancorp, Inc.	5,215	57	0.54
Huntington Ingalls Industries	315	54	0.51
Ichor Holdings Ltd.	1,498	45	0.43
Ingredion, Inc.	666	52	0.50
Insight Enterprises, Inc.	714	54	0.52

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Integer Holdings Corp.	688	56	0.53
Intel Corp.	314	16	0.15
Interface, Inc.	6,113	64	0.61
Intl Business Machines Corp.	413	52	0.50
Invesco Ltd.	3,071	54	0.51
Istar, Inc.	3,648	54	0.52
J2 Global, Inc.	560	55	0.52
Jack In The Box, Inc.	553	51	0.49
Juniper Networks, Inc.	724	16	0.16
KB Home	1,533	51	0.49
Kelly Services, Inc. - Class A	2,421	50	0.48
Kimco Realty Corp.	3,413	51	0.49
Knight-Swift Transportation	1,242	52	0.50
Koppers Holdings, Inc.	1,843	57	0.55
Lannett Co, Inc.	7,588	49	0.47
Lennar Corp. - Class A	723	55	0.53
Lexington Realty Trust	5,061	54	0.51
LTC Properties, Inc.	1,372	53	0.51
M/I Homes, Inc.	1,202	53	0.51
Mastec, Inc.	881	60	0.57
MDU Resources Group, Inc.	2,062	54	0.52
Megalith Financial Acquisition - Class A	290	4	0.04
Meridian Bioscience, Inc.	2,709	51	0.48
Meritage Homes Corp.	604	50	0.48
Meritor, Inc.	1,887	53	0.50
Methode Electronics, Inc.	1,441	55	0.53
Metlife, Inc.	1,079	51	0.48
Mgic Investment Corp.	4,198	53	0.50
Michaels Cos, Inc. (The)	5,022	65	0.63
Minerals Technologies, Inc.	824	51	0.49
Molson Coors Beverage Co. - Class B	1,137	51	0.49
Mr Cooper Group, Inc.	1,919	60	0.57
Mueller Industries, Inc.	1,566	55	0.53
MYR Group, Inc.	970	58	0.56
National Presto Inds, Inc.	183	16	0.15
Navient Corp.	5,307	52	0.50
Netgear, Inc.	1,529	62	0.59
Netscout Systems, Inc.	652	18	0.17
Nortonlifelock, Inc.	2,769	58	0.55
NRG Energy, Inc.	1,532	58	0.55
ODP Corp. (The)	1,860	54	0.52
Office Properties Income Trust	2,240	51	0.49
O-I Glass, Inc.	4,318	51	0.49
Oracle Corp.	265	17	0.16
Orthofix Medical, Inc.	1,422	61	0.58
Oshkosh Corp.	637	55	0.52
Owens & Minor, Inc.	2,046	55	0.53
People's United Financial	3,981	51	0.49
Photronics, Inc.	4,236	47	0.45
Powell Industries, Inc.	1,289	38	0.36
PPL Corp.	1,804	51	0.49
Preferred Bank	1,347	68	0.65
Prestige Consumer Healthcare	1,446	50	0.48
Pr, Inc.ipal Financial Group	1,012	50	0.48
Progress Software Corp.	1,263	57	0.55
QEP Resources, Inc.	29,246	70	0.67
Quidel Corp.	259	46	0.44

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Quinstreet, Inc.	2,834	61	0.58
Ready Capital Corp.	3,856	48	0.46
Renewable Energy Group, Inc.	863	61	0.58
Resources Connection, Inc.	3,898	49	0.47
RPT Realty	6,659	58	0.55
Sabra Health Care REIT, Inc.	2,989	52	0.50
Sanmina Corp.	1,581	50	0.48
Seneca Foods Corp. - Class A	734	29	0.28
Simmons First National Corp. - Class A	2,524	55	0.52
Skywest, Inc.	1,158	47	0.45
Smart Global Holdings, Inc.	1,606	60	0.58
Spartannash Co.	2,667	46	0.44
Stonex Group, Inc.	825	48	0.46
Suncoke Energy, Inc.	10,569	46	0.44
Sykes Enterprises, Inc.	1,346	51	0.49
Syneos Health, Inc.	824	56	0.54
Synnex Corp.	671	55	0.52
Teradata Corp.	2,399	54	0.52
Timken Co.	709	55	0.52
TTM Technologies	3,905	54	0.52
Tyson Foods, Inc. - Class A	779	50	0.48
UGI Corp.	1,425	50	0.48
Ultra Clean Holdings, Inc.	1,541	48	0.46
United Natural Foods, Inc.	2,967	47	0.45
United Therapeutics Corp.	392	60	0.57
Unum Group	2,257	52	0.51
Vera Bradley, Inc.	6,308	50	0.48
Veritiv Corp.	2,512	52	0.51
Viatris, Inc.	3,006	56	0.54
Vista Outdoor, Inc.	2,542	60	0.58
Wabtec Corp.	709	52	0.51
Waddell & Reed Financial - Class A	3,026	77	0.74
Warrior Met Coal, Inc.	2,776	59	0.57
Weingarten Realty Investors	2,366	51	0.49
Westrock Co.	1,184	52	0.49
Whitestone REIT	6,308	50	0.48
World Fuel Services Corp.	1,774	55	0.53
World Wrestling Entertainment - Class A	1,157	56	0.53
Total		$10,444	100.00%

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Growth Index as of December 31, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Growth Index
Abiomed, Inc.	390	$126	1.15%
Adobe, Inc.	218	109	0.98
Advanced Micro Devices	1,129	104	0.93
Air Products & Chemicals, Inc.	369	101	0.91
Alaska Air Group, Inc.	2,054	107	0.96
Albemarle Corp.	770	114	1.02
Align Technology, Inc.	209	112	1.01
Amazon.com, Inc.	32	106	0.95
American Express Co.	872	105	0.95
American Tower Corp.	444	100	0.90
American Water Works Co., Inc.	678	104	0.94
Ansys, Inc.	307	112	1.01
Aon PLC - Class A	497	105	0.95
Apache Corp.	8,457	120	1.08
Arthur J Gallagher & Co.	896	111	1.00
Autodesk, Inc.	375	114	1.03
Ball Corp	1,081	101	0.91
Blackrock, Inc.	146	106	0.95
Boeing Co. (The)	491	105	0.95
Brown-Forman Corp. - Class B	1,282	102	0.92
Cadence Design Systems, Inc.	905	123	1.11
Catalent, Inc.	1,092	114	1.03
Chipotle Mexican Grill, Inc.	79	110	0.99
Cintas Corp.	291	103	0.93
CME Group, Inc.	584	106	0.96
CMS Energy Corp.	1,701	104	0.94
Colgate-Palmolive Co.	1,213	104	0.94
Conocophillips	2,664	107	0.96
Copart, Inc.	908	116	1.04
Costco Wholesale Corp.	270	102	0.92
Crown Castle International Corp.	613	98	0.88
Delta Air Lines, Inc.	2,618	105	0.95
Dexcom, Inc.	319	118	1.06
Ecolab, Inc.	467	101	0.91
Edwards Lifesciences Corp.	1,247	114	1.03
Equinix, Inc.	147	105	0.95
Estee Lauder Companies - Class A	423	113	1.02
ETSY, Inc.	676	120	1.09
Eversource Energy	1,186	103	0.93
Expedia Group, Inc.	829	110	0.99
Fastenal Co.	2,156	105	0.95
First Republic Bank	796	117	1.06
Halliburton Co.	6,141	116	1.05
Hess Corp.	2,190	116	1.04
Hilton Worldwide Holdings, Inc.	998	111	1.00
Host Hotels & Resorts, Inc.	7,210	105	0.95
IDEX Corp.	536	107	0.96
IDEXX Laboratories, Inc.	224	112	1.01
Illinois Tool Works	498	102	0.92

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Illumina, Inc.	313	116	1.04
Incyte Corp.	1,225	107	0.96
Intercontinental Exchange, Inc.	976	113	1.02
Intuit, Inc.	293	111	1.00
Intuitive Surgical, Inc.	143	117	1.05
Las Vegas Sands Corp.	1,848	110	0.99
Linde PLC	406	107	0.96
Live Nation Entertainment, Inc.	1,536	113	1.02
Marketaxess Holdings, Inc.	191	109	0.98
Marriott International - Class A	814	107	0.97
Marsh & Mclennan Co.	899	105	0.95
Mastercard, Inc. - A	309	110	0.99
Mccormick & Co.	1,117	107	0.96
Mettler-Toledo International	90	103	0.93
Monster Beverage Corp.	1,207	112	1.01
Moody's Corp.	375	109	0.98
MSCI, Inc.	252	113	1.02
Nasdaq, Inc.	805	107	0.96
Netflix, Inc.	207	112	1.01
Nextera Energy, Inc.	1,411	109	0.98
Nike, Inc. - Class B	772	109	0.99
Nisource, Inc.	4,272	98	0.88
NOV, Inc.	8,237	113	1.02
NVIDIA Corp.	195	102	0.92
Old Dominion Freight Line	496	97	0.87
Paycom Software, Inc.	252	114	1.03
Paypal Holdings, Inc.	483	113	1.02
Resmed, Inc.	494	105	0.95
Rollins, Inc.	2,727	107	0.96
Roper Technologies, Inc.	247	106	0.96
S&P Global, Inc.	313	103	0.93
Salesforce.Com, Inc.	433	96	0.87
SBA Communications Corp.	362	102	0.92
Servicenow, Inc.	194	107	0.96
Sherwin-Williams Co. (The)	141	103	0.93
Southwest Airlines Co.	2,213	103	0.93
Starbucks Corp.	1,059	113	1.02
Synopsys, Inc.	455	118	1.06
Take-Two Interactive Softwre	581	121	1.09
Transdigm Group, Inc.	176	109	0.98
Twitter, Inc.	2,242	121	1.09
Tyler Technologies, Inc.	242	106	0.95
Under Armour, Inc. - Class A	6,325	109	0.98
Verisk Analytics, Inc.	523	109	0.98
VF Corp.	1,234	105	0.95
Visa, Inc. - Class A	495	108	0.98
Vornado Realty Trust	2,662	99	0.90
Walt Disney Co. (The)	700	127	1.14
Wec Energy Group, Inc.	1,094	101	0.91
West Pharmaceutical Services	385	109	0.98
Wynn Resorts Ltd.	1,022	115	1.04
Xylem, Inc.	1,078	110	0.99
Zoetis, Inc.	648	107	0.97
Total		$11,093	100.00%

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Low Vol Index as of December 31, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Low Vol Index
3M Co.	617	$108	1.06%
Abbott Laboratories	970	106	1.05
Accenture PLC - Class A	417	109	1.08
Adobe, Inc.	220	110	1.08
Air Products & Chemicals, Inc.	372	102	1.00
Akamai Technologies, Inc.	1,010	106	1.05
Alexandria Real Estate Equities, Inc.	626	112	1.10
Alphabet, Inc. - Class A	59	103	1.01
Alphabet, Inc. - Class C	59	103	1.01
Ameren Corporation	1,341	105	1.03
American Tower Corp.	446	100	0.99
Amerisourcebergen Corp.	1,030	101	0.99
Aon PLC - Class A	500	106	1.04
Arthur J Gallagher & Co.	902	112	1.10
Assurant, Inc.	801	109	1.08
Atmos Energy Corp.	1,089	104	1.03
Automatic Data Processing	603	106	1.05
Autozone, Inc.	90	107	1.06
Ball Corp.	1,087	101	1.00
Baxter International, Inc.	1,394	112	1.10
Berkshire Hathaway, Inc. - Class B	458	106	1.05
CH Robinson Worldwide, Inc.	1,122	105	1.04
Cerner Corp.	1,397	110	1.08
Chevron Corp.	1,204	102	1.00
CME Group, Inc.	588	107	1.06
CMS Energy Corp.	1,711	104	1.03
Coca-Cola Co. (The)	2,023	111	1.09
Colgate-Palmolive Co.	1,220	104	1.03
Comcast Corp. - Class A	2,063	108	1.07
Costco Wholesale Corp.	272	102	1.01
Crown Castle International Corp.	616	98	0.97
Danaher Corp.	468	104	1.03
Dollar General Corp.	479	101	0.99
Dominion Energy, Inc.	1,313	99	0.97
Duke Realty Corp.	2,727	109	1.08
Eli Lilly & Co.	723	122	1.20
Expeditors International Wash, Inc.	1,173	112	1.10
Extra Space Storage, Inc.	926	107	1.06
Fidelity National Information Services, Inc.	700	99	0.98
Fiserv, Inc.	909	104	1.02
FMC Corp.	885	102	1.00
Garmin Ltd.	879	105	1.04
Genuine Parts Co.	1,035	104	1.03
Home Depot, Inc.	381	101	1.00
Honeywell International, Inc.	510	109	1.07
IDEX Corp.	539	107	1.06
Illinois Tool Works	501	102	1.01
Intercontinental Exchange, Inc.	982	113	1.12
Intuit, Inc.	295	112	1.11
Jack Henry & Associates, Inc.	652	106	1.04
Johnson & Johnson	714	112	1.11
Kansas City Southern	563	115	1.13

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Kimberly-Clark Corp.	745	100	0.99
Linde PLC	408	108	1.06
Marsh & Mclennan Co.	905	106	1.04
Mcdonald's Corp.	487	105	1.03
Medtronic PLC	939	110	1.08
Merck & Co., Inc..	1,291	106	1.04
Microsoft Corp.	487	108	1.07
Nasdaq, Inc.	810	108	1.06
Nike, Inc. - Class B	777	110	1.08
Oracle Corp.	1,792	116	1.14
Otis Worldwide Corp.	1,575	106	1.05
Paychex, Inc.	1,125	105	1.03
Pepsico, Inc.	721	107	1.05
Pool Corp.	298	111	1.10
Procter & Gamble Co. (The)	755	105	1.04
Progressive Corp.	1,181	117	1.15
Public Storage	467	108	1.06
Republic Services, Inc.	1,084	104	1.03
Roper Technologies, Inc.	248	107	1.06
Ross Stores, Inc.	944	116	1.14
S&P Global, Inc.	315	104	1.02
Sherwin-Williams Co. (The)	142	104	1.03
Starbucks Corp.	1,065	114	1.12
Steris PLC	543	103	1.01
Stryker Corp.	456	112	1.10
Texas Instruments, Inc.	644	106	1.04
Thermo Fisher Scientific, Inc.	223	104	1.03
TJX Companies, Inc.	1,622	111	1.09
T-Mobile US, Inc.	787	106	1.05
Tractor Supply Company	754	106	1.05
Travelers Co., Inc. (The)	789	111	1.09
Tyler Technologies, Inc.	244	106	1.05
Union Pacific Corp.	520	108	1.07
Verisign, Inc.	524	113	1.12
Verisk Analytics, Inc.	526	109	1.08
Visa, Inc. - Class A	498	109	1.08
Vulcan Materials Co.	734	109	1.07
Waste Management, Inc.	880	104	1.02
Wec Energy Group, Inc.	1,101	101	1.00
Williams Co., Inc.	5,037	101	1.00
Wr Berkley Corp.	1,559	104	1.02
Xcel Energy, Inc.	1,539	103	1.01
Zoetis, Inc.	652	108	1.06
Total		$10,143	100.00%

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Value Index as of December 31, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Value Index
Aflac, Inc.	2,504	$111	0.97%
Alexion Pharmaceuticals, Inc.	916	143	1.24
Allstate Corp.	696	77	0.67
Amcor PLC	9,707	114	1.00
Anthem, Inc.	357	114	1.00
Archer-Daniels-Midland Co.	2,234	113	0.97
AT&T, Inc.	2,515	72	0.63
Baker Hughes Co.	5,820	121	1.06
Bank of New York Mellon Corp.	2,836	120	1.05
Best Buy Co, Inc.	1,028	103	0.90
Biogen, Inc.	460	113	0.99
Borgwarner, Inc.	2,891	112	0.98
Boston Properties, Inc.	1,121	106	0.93
Cabot Oil & Gas Corp.	4,178	68	0.59
Cardinal Health, Inc.	2,072	111	0.97
CBRE Group, Inc. - Class A	1,816	114	1.00
Centene Corp.	1,780	107	0.93
Centerpoint Energy, Inc.	4,902	106	0.93
Centurylink, Inc.	10,609	103	0.90
Cigna Corp.	539	112	0.98
Cisco Systems, Inc.	2,571	115	1.01
Citigroup, Inc.	2,018	124	1.09
Citizens Financial Group	3,329	119	1.04
Cummins, Inc.	486	110	0.96
CVS Health Corp.	1,657	113	0.99
Discovery, Inc. - Class A	4,044	122	1.06
Discovery, Inc.-Class C	4,539	119	1.04
Dr Horton, Inc.	1,553	107	0.94
DXC Technology Co.	5,055	130	1.14
Eastman Chemical Co.	1,133	114	0.99
Everest RE Group Ltd.	485	114	0.99
Exelon Corp.	2,713	115	1.00
Exxon Mobil Corp.	1,886	78	0.68
Fifth Third BanCorp	4,272	118	1.03
Firstenergy Corp.	4,119	126	1.10
Ford Motor Co.	12,113	106	0.93
General Dynamics Corp.	738	110	0.96
General Motors Co.	2,505	104	0.91
Hanesbrands, Inc.	7,915	115	1.01
Hartford Financial Services Group	2,464	121	1.05
Hewlett Packard Enterprise	9,993	118	1.04
HP, Inc.	5,001	123	1.08
Humana, Inc.	276	113	0.99
Huntington Ingalls Industries	681	116	1.01
Intel Corp.	2,258	113	0.98
International Paper Co.	2,245	112	0.98
Interpublic Group of Co., Inc.	4,911	116	1.01
International Business Machines Corp.	909	114	1.00
Invesco Ltd.	6,800	119	1.04
Iron Mountain, Inc.	4,109	121	1.06
Jacobs Engineering Group, Inc.	668	73	0.64

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Johnson Controls Internation	2,419	113	0.99
Juniper Networks, Inc.	5,113	115	1.01
Kimco Realty Corp.	7,562	114	0.99
Kinder Morgan, Inc.	5,150	70	0.62
Kraft Heinz Co. (The)	3,377	117	1.02
Kroger Co.	3,391	108	0.94
L3Harris Technologies, Inc.	583	110	0.96
Laboratory Corp. of America Holdings	556	113	0.99
Leidos Holdings, Inc.	1,101	116	1.01
Lennar Corp. - Class A	1,528	117	1.02
Lincoln National Corp.	2,243	113	0.99
LKQ Corp.	3,097	109	0.95
Lockheed Martin Corp.	307	109	0.95
Lyondellbasell Industries - Class A	1,305	120	1.05
Metlife, Inc.	2,386	112	0.98
Micron Technology, Inc.	1,669	125	1.10
Mohawk Industries, Inc.	883	124	1.09
Molson Coors Beverage Co. - Class B	2,420	109	0.96
Netapp, Inc.	2,067	137	1.20
Newell Brands, Inc.	5,220	111	0.97
Newmont Corp.	1,859	111	0.97
Nielsen Holdings PLC	6,939	145	1.27
Northrop Grumman Corp.	241	73	0.64
NRG Energy, Inc.	3,355	126	1.10
Oneok, Inc.	3,069	118	1.03
Paccar, Inc.	1,282	111	0.97
Perrigo Co. PLC	2,310	103	0.90
PPL Corp.	3,947	111	0.97
Principal Financial Group	2,256	112	0.98
Pultegroup, Inc.	2,624	113	0.99
Quanta Services, Inc.	1,600	115	1.01
Quest Diagnostics, Inc.	891	106	0.93
Seagate Technology	1,856	115	1.01
Simon Property Group, Inc.	1,317	112	0.98
Sl Green Realty Corp.	1,911	114	1.00
Snap-On, Inc.	637	109	0.95
Textron, Inc.	2,453	119	1.04
Tyson Foods, Inc. - Class A	1,677	108	0.94
United Rentals, Inc.	479	111	0.97
Universal Health Services - Class B	855	118	1.03
Unum Group	4,977	114	1.00
Viacomcbs, Inc. - Class B	3,078	115	1.00
Viatris, Inc.	6,580	123	1.08
Vontier Corp.	3,392	113	0.99
Wabtec Corp.	1,548	113	0.99
Walgreens Boots Alliance, Inc.	2,910	116	1.01
Western Digital Corp.	2,368	131	1.15
Western Union Co.	4,952	109	0.95
Westrock Co.	2,597	113	0.99
Whirlpool Corp.	578	104	0.91
Xerox Holdings Corp.	5,051	117	1.02
Total		$11,438	100.00%

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

@		Value is less than $500.
*		Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
BIST		Borsa Istanbul Stock Exchange.
BTP		Buoni del Tesoro Poliennali.
CPI		Consumer Price Index.
FTSE		Financial Times Stock Exchange.
KORIBOR		Korea Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
NYMEX		New York Mercantile Exchange.
SGX		Singapore Exchange Ltd.
TIIE		Interbank Equilibrium Interest Rate.
WTI		West Texas Intermediate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	45.0%
Fixed Income Securities	39.0
Short-Term Investments	16.0
Other**	0.0	***
Total Investments	100.0	%****

**	Industries and/or investment types representing less than 5% of total investments.
***	Amount is less than 0.05%.
****

Does not include open long/short futures contracts with a value of approximately $118,695,000 and net unrealized appreciation of approximately $894,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $699,000. Also does not include open swap agreements with net unrealized appreciation of approximately $6,630,000.

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (98.0%)
Corporate Bonds (95.5%)
Basic Materials (5.9%)
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)	$500	$548
Avient Corp.
5.75%, 5/15/25 (a)	500	532
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 6/15/27 (a)	225	240
Chemours Co. (The)
5.75%, 11/15/28 (a)	650	664
Eldorado Gold Corp.
9.50%, 6/1/24 (a)	765	846
First Quantum Minerals Ltd.,
6.88%, 10/15/27 (a)	250	272
7.50%, 4/1/25 (a)	500	521
HB Fuller Co.
4.25%, 10/15/28	300	308
Hudbay Minerals, Inc.,
6.13%, 4/1/29 (a)	385	416
7.63%, 1/15/25 (a)	250	260
IAMGOLD Corp.
5.75%, 10/15/28 (a)	550	559
Innophos Holdings, Inc.
9.38%, 2/15/28 (a)	1,000	1,098
International Wire Group, Inc.
10.75%, 8/1/21 (a)	650	650
Kaiser Aluminum Corp.,
4.63%, 3/1/28 (a)	400	416
6.50%, 5/1/25 (a)	300	322
Kraton Polymers LLC/Kraton Polymers Capital Corp.
4.25%, 12/15/25 (a)	300	306
Minerals Technologies, Inc.
5.00%, 7/1/28 (a)	500	524
Novelis Corp.
4.75%, 1/30/30 (a)	500	540
Olin Corp.
9.50%, 6/1/25 (a)	425	532
PQ Corp.
5.75%, 12/15/25 (a)	575	591
Schweitzer-Mauduit International, Inc.
6.88%, 10/1/26 (a)	850	904
		11,049
Communications (12.1%)
Altice Financing SA
5.00%, 1/15/28 (a)	550	564
Altice France SA,
5.13%, 1/15/29 (a)	250	259
7.38%, 5/1/26 (a)	500	527
Arches Buyer, Inc.
6.13%, 12/1/28 (a)	200	207
Avaya, Inc.
6.13%, 9/15/28 (a)	500	535
Block Communications, Inc.
4.88%, 3/1/28 (a)	800	826

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

C&W Senior Financing DAC
6.88%, 9/15/27 (a)	500	541
Cable One, Inc.
4.00%, 11/15/30 (a)	250	260
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28 (a)	400	423
CenturyLink, Inc.
4.00%, 2/15/27 (a)	375	388
Clear Channel Worldwide Holdings, Inc.,
5.13%, 8/15/27 (a)	250	253
9.25%, 2/15/24	851	864
CSC Holdings LLC
5.75%, 1/15/30 (a)	985	1,081
Diamond Sports Group LLC/Diamond Sports Finance Co.
6.63%, 8/15/27 (a)	650	394
DISH DBS Corp.
7.75%, 7/1/26	500	561
Entercom Media Corp.
6.50%, 5/1/27 (a)	900	918
EW Scripps Co. (The)
5.13%, 5/15/25 (a)	1,000	1,023
GCI LLC
4.75%, 10/15/28 (a)	300	320
Gray Television, Inc.
5.88%, 7/15/26 (a)	500	525
iHeartCommunications, Inc.
5.25%, 8/15/27 (a)	750	789
Lamar Media Corp.
4.00%, 2/15/30	250	260
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)	800	862
Level 3 Financing, Inc.
4.63%, 9/15/27 (a)	500	523
MDC Partners, Inc.
6.50%, 5/1/24 (a)	1,039	1,055
Midcontinent Communications/Midcontinent Finance Corp.
5.38%, 8/15/27 (a)	1,000	1,048
Nexstar Broadcasting, Inc.
5.63%, 7/15/27 (a)	550	590
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 3/15/30 (a)	750	767
Radiate Holdco LLC / Radiate Finance, Inc.
6.50%, 9/15/28 (a)	750	792
Sable International Finance Ltd.
5.75%, 9/7/27 (a)	500	534
Sirius XM Radio, Inc.
5.00%, 8/1/27 (a)	250	266
Switch Ltd.
3.75%, 9/15/28 (a)	300	305
TEGNA, Inc.,
4.63%, 3/15/28 (a)	450	461
5.00%, 9/15/29	300	317
TripAdvisor, Inc.
7.00%, 7/15/25 (a)	175	189
Univision Communications, Inc.,
6.63%, 6/1/27 (a)	425	457
9.50%, 5/1/25 (a)	850	950
UPC Holding BV
5.50%, 1/15/28 (a)	250	264
Virgin Media Finance PLC
5.00%, 7/15/30 (a)	900	935

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Ziggo Bond Co. BV
5.13%, 2/28/30 (a)	525	555
Ziggo BV
4.88%, 1/15/30 (a)	350	369
		22,757
Consumer, Cyclical (24.3%)
99 Escrow Issuer, Inc.
7.50%, 1/15/26 (a)	375	374
AAG FH LP/AAG FH Finco, Inc.
9.75%, 7/15/24 (a)	550	524
Adient US LLC
9.00%, 4/15/25 (a)	275	307
American Axle & Manufacturing, Inc.
6.88%, 7/1/28	650	702
American Builders & Contractors Supply Co., Inc.
5.88%, 5/15/26 (a)	250	260
Aramark Services, Inc.,
4.75%, 6/1/26	250	258
6.38%, 5/1/25 (a)	400	428
Asbury Automotive Group, Inc.
4.75%, 3/1/30	250	268
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 1/15/28 (a)	725	765
At Home Holding III, Inc.
8.75%, 9/1/25 (a)	750	813
Banijay Entertainment SASU
5.38%, 3/1/25 (a)	825	858
Beacon Roofing Supply, Inc.
4.88%, 11/1/25 (a)	500	513
Beazer Homes USA, Inc.
5.88%, 10/15/27	750	791
Boyd Gaming Corp.,
4.75%, 12/1/27	200	208
6.00%, 8/15/26	750	780
Boyne USA, Inc.
7.25%, 5/1/25 (a)	830	873
Burlington Coat Factory Warehouse Corp.
6.25%, 4/15/25 (a)	500	532
Carvana Co.
5.88%, 10/1/28 (a)	600	624
CCM Merger, Inc.
6.38%, 5/1/26 (a)	500	526
CD&R Smokey Buyer, Inc.
6.75%, 7/15/25 (a)	750	802
Century Communities, Inc.,
5.88%, 7/15/25	250	261
6.75%, 6/1/27	300	321
Core & Main Holdings LP
8.63% Cash, 9.38% PIK, 9/15/24 (a)(b)	350	359
Dana, Inc.
5.38%, 11/15/27	500	531
Dealer Tire LLC/DT Issuer LLC
8.00%, 2/1/28 (a)	575	607
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	850	929
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 2/15/23 (a)	1,268	1,292
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
7.50%, 5/1/25 (a)	425	376

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Empire Communities Corp.
7.00%, 12/15/25 (a)	550	581
FelCor Lodging LP
6.00%, 6/1/25	500	512
Ferrellgas LP/Ferrellgas Finance Corp.
10.00%, 4/15/25 (a)	550	609
Ford Motor Co.,
8.50%, 4/21/23	500	564
9.00%, 4/22/25	750	920
Ford Motor Credit Co. LLC
4.13%, 8/17/27	250	262
Forestar Group, Inc.
5.00%, 3/1/28 (a)	500	517
G-III Apparel Group Ltd.
7.88%, 8/15/25 (a)	400	437
Golden Nugget, Inc.
8.75%, 10/1/25 (a)	600	618
Guitar Center, Inc.
8.50%, 1/15/26 (a)	175	182
Hanesbrands, Inc.
4.88%, 5/15/26 (a)	250	272
Installed Building Products, Inc.
5.75%, 2/1/28 (a)	250	267
Interface, Inc.
5.50%, 12/1/28 (a)	200	211
International Game Technology PLC
5.25%, 1/15/29 (a)	375	405
IRB Holding Corp.
7.00%, 6/15/25 (a)	500	547
JB Poindexter & Co., Inc.
7.13%, 4/15/26 (a)	750	795
Ken Garff Automotive LLC
4.88%, 9/15/28 (a)	275	286
L Brands, Inc.
6.95%, 3/1/33	250	260
LBM Acquisition LLC
6.25%, 1/15/29 (a)	550	569
LGI Homes, Inc.
6.88%, 7/15/26 (a)	500	526
Lithia Motors, Inc.
4.63%, 12/15/27 (a)	500	528
Macy's, Inc.
8.38%, 6/15/25 (a)	750	834
Marriott Ownership Resorts, Inc.
6.13%, 9/15/25 (a)	450	480
Mattamy Group Corp.
5.25%, 12/15/27 (a)	500	530
Mclaren Finance PLC
5.75%, 8/1/22 (a)	550	536
Meritor, Inc.,
4.50%, 12/15/28 (a)	120	123
6.25%, 2/15/24	136	139
6.25%, 6/1/25 (a)	250	271
MGM Resorts International,
5.50%, 4/15/27	327	365
6.75%, 5/1/25	250	271
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.50%, 6/20/27 (a)	750	808
Nathan's Famous, Inc.
6.63%, 11/1/25 (a)	1,000	1,031

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

National CineMedia LLC
5.75%, 8/15/26	500	359
New Home Co., Inc. (The)
7.25%, 10/15/25 (a)	750	772
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
8.50%, 5/15/27 (a)	465	506
Performance Food Group, Inc.,
5.50%, 10/15/27 (a)	600	634
6.88%, 5/1/25 (a)	500	537
Picasso Finance Sub, Inc.
6.13%, 6/15/25 (a)	625	670
Powdr Corp.
6.00%, 8/1/25 (a)	750	792
Rite Aid Corp.,
7.50%, 7/1/25 (a)	275	288
8.00%, 11/15/26 (a)	380	407
Sally Holdings LLC/Sally Capital, Inc.
5.63%, 12/1/25	400	412
Scientific Games International, Inc.,
7.00%, 5/15/28 (a)	225	242
8.25%, 3/15/26 (a)	500	540
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/1/27 (a)	500	496
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 9/20/25 (a)	500	562
Station Casinos LLC
4.50%, 2/15/28 (a)	550	555
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 5/15/25 (a)	810	787
Taylor Morrison Communities, Inc.
5.88%, 6/15/27 (a)	450	511
Tempur Sealy International, Inc.
5.50%, 6/15/26	425	443
Tenneco, Inc.
7.88%, 1/15/29 (a)	325	365
Titan International, Inc.
6.50%, 11/30/23	900	836
Truck Hero, Inc.
8.50%, 4/21/24 (a)	950	1,012
Vail Resorts, Inc.
6.25%, 5/15/25 (a)	575	615
White Cap Buyer LLC
6.88%, 10/15/28 (a)	300	320
Winnebago Industries, Inc.
6.25%, 7/15/28 (a)	550	592
Wolverine World Wide, Inc.,
5.00%, 9/1/26 (a)	500	512
6.38%, 5/15/25 (a)	300	321
Wyndham Destinations, Inc.
4.63%, 3/1/30 (a)	500	530
		45,754
Consumer, Non-Cyclical (12.0%)
Acadia Healthcare Co., Inc.
5.50%, 7/1/28 (a)	500	538
AdaptHealth LLC,
4.63%, 8/1/29 (a)(c)	500	514
6.13%, 8/1/28 (a)	350	377

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Ahern Rentals, Inc.
7.38%, 5/15/23 (a)	925	678
Akumin, Inc.
7.00%, 11/1/25 (a)	500	527
Albertsons Cos., Inc./Safeway, Inc./New Albertson's, Inc./Albertson's LLC
5.88%, 2/15/28 (a)	250	273
AMN Healthcare, Inc.
4.00%, 4/15/29 (a)	200	205
Bausch Health Cos, Inc.
9.00%, 12/15/25 (a)	550	608
Catalent Pharma Solutions, Inc.
5.00%, 7/15/27 (a)	250	265
Central Garden & Pet Co.
5.13%, 2/1/28	450	480
Cheplapharm Arzneimittel GmbH
5.50%, 1/15/28 (a)	550	576
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 4/15/25 (a)	950	999
Edgewell Personal Care Co.
5.50%, 6/1/28 (a)	500	538
Emergent BioSolutions, Inc.
3.88%, 8/15/28 (a)	275	285
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)	778	664
FAGE International SA/FAGE USA Dairy Industry, Inc.
5.63%, 8/15/26 (a)	500	514
Garda World Security Corp.
9.50%, 11/1/27 (a)	900	998
Great Lakes Dredge & Dock Corp.
8.00%, 5/15/22	500	515
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50%, 6/1/26 (a)	1,000	1,049
Hadrian Merger Sub, Inc.
8.50%, 5/1/26 (a)	350	363
Harsco Corp.
5.75%, 7/31/27 (a)	600	636
Jaguar Holding Co. II/PPD Development LP
5.00%, 6/15/28 (a)	300	321
Lamb Weston Holdings, Inc.
4.88%, 11/1/26 (a)	250	262
Michael Baker International LLC
8.75%, 3/1/23 (a)	800	808
Nielsen Finance LLC/Nielsen Finance Co.
5.63%, 10/1/28 (a)	500	544
P&L Development LLC/PLD Finance Corp.
7.75%, 11/15/25 (a)	400	431
Post Holdings, Inc.
5.50%, 12/15/29 (a)	150	164
Providence Service Corp. (The)
5.88%, 11/15/25 (a)	350	371
RP Escrow Issuer LLC
5.25%, 12/15/25 (a)	500	523
Select Medical Corp.
6.25%, 8/15/26 (a)	500	539
Service Corp. International
5.13%, 6/1/29	250	277
Simmons Foods, Inc.
5.75%, 11/1/24 (a)	600	614
Sotheby's
7.38%, 10/15/27 (a)	450	483

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Spectrum Brands, Inc.
5.00%, 10/1/29 (a)	500	538
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (a)	650	663
10.00%, 4/15/27 (a)	700	775
Teleflex, Inc.
4.88%, 6/1/26	250	261
Tenet Healthcare Corp.,
6.13%, 10/1/28 (a)	250	261
7.00%, 8/1/25	575	595
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	540	520
TMS International Holding Corp.
7.25%, 8/15/25 (a)	1,000	1,020
TreeHouse Foods, Inc.
4.00%, 9/1/28	225	233
US Foods, Inc.
6.25%, 4/15/25 (a)	686	734
		22,539
Diversified (1.0%)
PetSmart, Inc.
7.13%, 3/15/23 (a)	800	801
Trident TPI Holdings, Inc.
6.63%, 11/1/25 (a)	1,000	1,018
		1,819
Energy (11.2%)
American Midstream Partners LP/American Midstream Finance Corp.
9.50%, 12/15/21 (a)	1,000	996
Archrock Partners LP/Archrock Partners Finance Corp.,
6.25%, 4/1/28 (a)	200	209
6.88%, 4/1/27 (a)	300	324
Baytex Energy Corp.
5.63%, 6/1/24 (a)	1,000	692
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 7/15/26 (a)	850	859
CrownRock LP/CrownRock Finance, Inc.
5.63%, 10/15/25 (a)	750	767
Endeavor Energy Resources LP/EER Finance, Inc.,
5.75%, 1/30/28 (a)	650	702
6.63%, 7/15/25 (a)	250	268
Energy Ventures Gom LLC/EnVen Finance Corp.
11.00%, 2/15/23 (a)	1,200	1,132
Global Partners LP/GLP Finance Corp.
7.00%, 8/1/27	840	901
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.00%, 8/1/26 (a)	700	716
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
10.00%, 2/29/24 (a)	218	223
11.50%, 2/28/25 (a)	992	960
Matador Resources Co.
5.88%, 9/15/26	800	785
Murphy Oil Corp.,
5.75%, 8/15/25	800	794
5.88%, 12/1/27	200	198
Murphy Oil USA, Inc.
5.63%, 5/1/27	700	743
NuStar Logistics LP
6.38%, 10/1/30	185	210

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Occidental Petroleum Corp.,
2.90%, 8/15/24	875	844
3.20%, 8/15/26	270	253
6.13%, 1/1/31	830	890
6.95%, 7/1/24	875	947
Oceaneering International, Inc.
6.00%, 2/1/28	775	695
Parkland Fuel Corp.
5.88%, 7/15/27 (a)	250	271
PBF Holding Co. LLC/PBF Finance Corp.,
Series WI
6.00%, 2/15/28	750	430
Rockies Express Pipeline LLC
3.60%, 5/15/25 (a)	500	516
Seven Generations Energy Ltd.
5.38%, 9/30/25 (a)	700	714
Sunoco LP / Sunoco Finance Corp.
4.50%, 5/15/29 (a)	200	208
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
6.00%, 12/31/30 (a)	250	258
7.50%, 10/1/25 (a)	250	270
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.50%, 3/1/30	500	543
TransMontaigne Partners LP/TLP Finance Corp.
6.13%, 2/15/26	250	252
Vermilion Energy, Inc.
5.63%, 3/15/25 (a)	750	647
Viper Energy Partners LP
5.38%, 11/1/27 (a)	830	869
WPX Energy, Inc.,
4.50%, 1/15/30	300	318
5.25%, 10/15/27	700	743
		21,147
Finance (7.8%)
AHP Health Partners, Inc.
9.75%, 7/15/26 (a)	940	1,041
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%, 10/15/27 (a)	650	697
Compass Group Diversified Holdings LLC
8.00%, 5/1/26 (a)	500	527
CTR Partnership LP/CareTrust Capital Corp.
5.25%, 6/1/25	608	631
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28 (a)	400	442
Fly Leasing Ltd.
5.25%, 10/15/24	675	644
Freedom Mortgage Corp.,
7.63%, 5/1/26 (a)	325	344
8.25%, 4/15/25 (a)	500	524
GTCR AP Finance, Inc.
8.00%, 5/15/27 (a)	600	653
HUB International Ltd.
7.00%, 5/1/26 (a)	582	609
Hunt Cos., Inc.
6.25%, 2/15/26 (a)	661	679
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 5/15/27	250	269
Iron Mountain, Inc.
5.25%, 7/15/30 (a)	300	324

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

iStar, Inc.
4.25%, 8/1/25	250	247
Kennedy-Wilson, Inc.
5.88%, 4/1/24	500	508
LD Holdings Group LLC
6.50%, 11/1/25 (a)	350	369
Lions Gate Capital Holdings LLC,
5.88%, 11/1/24 (a)	250	255
6.38%, 2/1/24 (a)	450	463
MGIC Investment Corp.
5.25%, 8/15/28	300	322
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
4.63%, 6/15/25 (a)	150	161
5.75%, 2/1/27	325	365
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 8/1/29	500	535
NMI Holdings, Inc.
7.38%, 6/1/25 (a)	500	561
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.38%, 12/15/22 (a)	750	751
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (a)	500	529
Radian Group, Inc.
6.63%, 3/15/25	250	284
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	250	259
SBA Communications Corp.,
Series WI
3.88%, 2/15/27	300	314
StoneX Group, Inc.
8.63%, 6/15/25 (a)	649	707
Vertical US Newco, Inc.
5.25%, 7/15/27 (a)	550	584
		14,598
Health Care (0.1%)
Encompass Health Corp.
4.63%, 4/1/31	150	161

Industrials (17.1%)
American Woodmark Corp.
4.88%, 3/15/26 (a)	250	257
Apex Tool Group LLC/BC Mountain Finance, Inc.
9.00%, 2/15/23 (a)	900	884
Bombardier, Inc.
6.13%, 1/15/23 (a)	600	587
Brand Industrial Services, Inc.
8.50%, 7/15/25 (a)	1,000	1,024
Builders FirstSource, Inc.
5.00%, 3/1/30 (a)	500	542
Cargo Aircraft Management, Inc.
4.75%, 2/1/28 (a)	500	517
Cleaver-Brooks, Inc.
7.88%, 3/1/23 (a)	850	843
Core & Main LP
6.13%, 8/15/25 (a)	600	621
Cornerstone Building Brands, Inc.
8.00%, 4/15/26 (a)	650	685

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Cornerstone Building Brands, Inc.
6.13%, 1/15/29 (a)	275	293
CP Atlas Buyer, Inc.
7.00%, 12/1/28 (a)	750	781
EnerSys
4.38%, 12/15/27 (a)	350	371
EnPro Industries, Inc.
5.75%, 10/15/26	500	533
Flex Acquisition Co., Inc.
6.88%, 1/15/25 (a)	600	611
FXI Holdings, Inc.
7.88%, 11/1/24 (a)	688	695
GPC Merger Sub, Inc.
7.13%, 8/15/28 (a)	550	609
Greif, Inc.
6.50%, 3/1/27 (a)	175	185
Griffon Corp.
5.75%, 3/1/28	875	926
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.38%, 12/15/23 (a)	800	814
Ingram Micro, Inc.
5.45%, 12/15/24	400	461
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
6.00%, 9/15/28 (a)	425	438
Intertape Polymer Group, Inc.
7.00%, 10/15/26 (a)	1,075	1,144
JPW Industries Holding Corp.
9.00%, 10/1/24 (a)	1,050	1,040
KBR, Inc.
4.75%, 9/30/28 (a)	330	344
Kenan Advantage Group, Inc. (The)
7.88%, 7/31/23 (a)	1,000	1,004
Koppers, Inc.
6.00%, 2/15/25 (a)	750	774
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (a)	750	789
Manitowoc Co., Inc. (The)
9.00%, 4/1/26 (a)	575	622
Mauser Packaging Solutions Holding Co.
7.25%, 4/15/25 (a)	1,000	1,011
Moog, Inc.
4.25%, 12/15/27 (a)	500	519
New Enterprise Stone & Lime Co., Inc.,
6.25%, 3/15/26 (a)	575	590
9.75%, 7/15/28 (a)	500	550
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27 (a)	500	542
PGT Escrow Issuer, Inc.
6.75%, 8/1/26 (a)	750	801
Plastipak Holdings, Inc.
6.25%, 10/15/25 (a)	750	774
SRM Escrow Issuer LLC
6.00%, 11/1/28 (a)	550	576
Standard Industries, Inc.
5.00%, 2/15/27 (a)	500	523
Stevens Holding Co., Inc.
6.13%, 10/1/26 (a)	350	379
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 1/15/29 (a)	500	526

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

TopBuild Corp.
5.63%, 5/1/26 (a)	500	520
TransDigm, Inc.
5.50%, 11/15/27	750	790
TriMas Corp.
4.88%, 10/15/25 (a)	350	360
Triumph Group, Inc.,
6.25%, 9/15/24 (a)	500	497
8.88%, 6/1/24 (a)	275	302
Trivium Packaging Finance BV
8.50%, 8/15/27 (a)	550	603
TTM Technologies, Inc.
5.63%, 10/1/25 (a)	813	835
Tutor Perini Corp.
6.88%, 5/1/25 (a)	750	736
US Concrete, Inc.
5.13%, 3/1/29 (a)	375	387
Waste Pro USA, Inc.
5.50%, 2/15/26 (a)	475	487
Watco Cos. LLC/Watco Finance Corp.
6.50%, 6/15/27 (a)	750	813
WESCO Distribution, Inc.
7.13%, 6/15/25 (a)	250	275
XPO Logistics, Inc.
6.25%, 5/1/25 (a)	300	323
		32,113
Technology (3.2%)
Black Knight InfoServ LLC
3.63%, 9/1/28 (a)	350	359
Boxer Parent Co., Inc.
7.13%, 10/2/25 (a)	725	788
BY Crown Parent LLC
7.38%, 10/15/24 (a)	428	437
CDK Global, Inc.
5.25%, 5/15/29 (a)	250	277
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%, 3/1/25 (a)	500	511
Diebold Nixdorf, Inc.,
8.50%, 4/15/24	350	355
9.38%, 7/15/25 (a)	325	364
IQVIA, Inc.
5.00%, 5/15/27 (a)	250	266
J2 Global, Inc.
4.63%, 10/15/30 (a)	800	845
MTS Systems Corp.
5.75%, 8/15/27 (a)	500	544
ON Semiconductor Corp.
3.88%, 9/1/28 (a)	325	337
Rackspace Technology Global, Inc.
5.38%, 12/1/28 (a)	425	446
Unisys Corp.
6.88%, 11/1/27 (a)	375	411
		5,940
Utilities (0.8%)
LBC Tank Terminals Holding Netherlands BV
6.88%, 5/15/23 (a)	950	953

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

PG&E Corp.
5.25%, 7/1/30	600	661
		1,614
		179,491
Variable Rate Senior Loan Interests (2.5%)
Communication Services (0.2%)
CommScope, Inc.,
2019 Term B
1 Month USD LIBOR + 3.25%, 3.40%, 4/6/26 (d)	346	344

Communications (0.4%)
Terrier Media Buyer, Inc.,
Term B
1 Month USD LIBOR + 4.25%, 4.40%, 12/17/26 (d)	702	704

Consumer, Cyclical (0.6%)
Playa Resorts Holding BV,
2017 Term Loan B
3 Month USD LIBOR + 2.75%, 3.75%, 4/29/24 (d)	629	581
Topgolf International, Inc.,
Term B
3 Month USD LIBOR + 6.25%, 7.00%, 2/8/26 (d)	491	498
		1,079
Consumer, Non-Cyclical (0.3%)
H Food Holdings LLC,
2018 Term Loan B
1 Month USD LIBOR + 3.69%, 3.83%, 5/23/25 (d)	658	648

Energy (0.0%)
Gavilan Resources LLC,
2nd Lien Term
3 Month USD LIBOR + 6.00%, 7.00%, 3/1/24 (d)(e)(f)	1,000	—

Industrials (1.0%)
Airxcel, Inc.,
1st Lien Term
3 Month USD LIBOR + 4.50%, 4.65%, 4/28/25 (d)	633	620
Associated Asphalt Partners LLC,
Term B
3 Month USD LIBOR + 5.25%, 6.25%, 4/5/24 (d)	963	826
SAExploration Holdings, Inc.,
Term Loan
Fixed + 10.00%, 1/4/22 (e)(f)(g)	500	39
Titan Acquisition Limited,
2018 Term Loan B
3 Month USD LIBOR + 3.00%, 3.27%, 3/28/25 (d)	511	499
		1,984
		4,759
Total Fixed Income Securities (Cost $178,333)		184,250

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

	Shares	Value (000)
Common Stocks (0.3%)
Auto Components (0.0%)
Exide Technologies (h)	592	0

Equity Real Estate Investment Trusts (REITs) (0.2%)
American Gilsonite Co. (h)	500	262

Machinery (0.0%)
Iracore International Holdings, Inc., Class A (g)(h)	470	58

Oil, Gas & Consumable Fuels (0.1%)
Lonestar Resources US, Inc. (h)	42,816	104

Semiconductors & Semiconductor Equipment (0.0%)
UC Holdings, Inc. (h)	2,826	21

Transportation (0.0%)
Syncreon Group BV/Syncreon Global Finance US, Inc.	1,441	66
Total Common Stocks (Cost $255)		511

No. of Warrants
Warrant (0.0%)
Transportation (0.0%)
Syncreon Group BV/Syncreon Global Finance US, Inc. expires 10/2/24 (Cost $—)	2,266	30

	Shares
Short-Term Investment (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (i) (Cost $327)	327,499	327
Total Investments (98.5%) (Cost $178,915) (j)(k)(l)		185,118
Other Assets in Excess of Liabilities (1.5%)		2,804
Net Assets (100.0%)		$187,922

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	When-issued security.
(d)	Floating or variable rate securities: The rates disclosed are as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(e)	Non-income producing security; bond in default.
(f)	Issuer in bankruptcy.
(g)	At December 31, 2020, the Fund held fair valued securities valued at approximately $97,000 representing 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s (as defined herein) Trustees.

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

(h)	Non-income producing security.
(i)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2020, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(j)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2020, the Fund did not engage in any cross-trade transactions.
(k)	Securities are available for collateral in connection with purchase of a when-issued securities.
(l)	At December 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $9,730,000 and the aggregate gross unrealized depreciation is approximately $3,527,000, resulting in net unrealized appreciation of approximately $6,203,000.

LIBOR	London Interbank Offered Rate.
PIK	Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.
REITs	Real Estate Investment Trusts.
USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	24.7%
Industrials	17.4
Communications	12.3
Consumer, Non-Cyclical	12.2
Energy	11.4
Finance	7.9
Other*	8.1
Basic Materials	6.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Intermediate Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (96.6%)
Municipal Bonds (96.6%)
Alabama (1.4%)
Alabama Public School and College Authority,
Series A
5.00%, 11/1/31	$250	$347

Arizona (3.0%)
City of Phoenix Civic Improvement Corp.,
Series B
5.00%, 7/1/26	190	235
Salt Verde Financial Corp.,
Senior Gas Revenue Bonds 2007-1
5.00%, 12/1/37	200	285
The Industrial Development Authority of The City of Phoenix,
Series 2013 (AMT)
0.30%, 12/1/35 (a)	250	248
		768
California (7.2%)
California Health Facilities Financing Authority,
Series C
3.00%, 3/1/41 (a)	210	224
5.00%, 10/1/39 (a)	250	304
Los Angeles Department of Airports,
California Los Angeles International Airport Subordinate Revenue Bonds, 2018 Series A (AMT)
5.00%, 5/15/28	250	324
Los Angeles Unified School District,
Series C
5.00%, 7/1/29	250	339
San Francisco City & County Airport Comm-San Francisco International Airport, Series B
5.50%, 5/1/21	125	127
San Joaquin County Transportation Authority,
Series 2017
4.00%, 3/1/21	150	151
State of California Various Purpose General Obligation Refunding Bonds
5.00%, 11/1/30	250	349
		1,818
Colorado (3.5%)
City & County of Denver Colorado Airport System Revenue,
Series A (AMT)
5.00%, 12/1/26	135	166
Colorado Health Facilities Authority,
Series A
5.00%, 1/1/27	105	130
Series E
5.00%, 11/15/24	275	319
Regional Transportation District,
Series A
5.00%, 7/15/32	100	132

Morgan Stanley Institutional Fund Trust

Intermediate Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

State of Colorado,
Series R COPs
5.00%, 3/15/29	100	134
		881
Connecticut (1.7%)
Connecticut State General Obligation Bonds
Series A
5.00%, 4/15/31	200	262
State of Connecticut Special Tax Revenue,
Series B
5.00%, 10/1/27	125	161
		423
Delaware (2.0%)
Delaware State Economic Development Authority,
Series A
1.05%, 1/1/31 (a)	250	253
1.25%, 10/1/45 (a)	250	254
		507
District of Columbia (1.1%)
District of Columbia,
Series 2015
5.00%, 7/15/24	250	289

Florida (5.2%)
Central Florida Expressway Authority,
Series B
4.00%, 7/1/30	160	187
County of Miami-Dade, Aviation Revenue Refunding Bonds
Series 2016 A
5.00%, 10/1/24	225	264
Series C
5.00%, 4/1/30	250	339
JEA Electric System Revenue,
Series B
5.00%, 10/1/27	210	271
Miami-Dade County Industrial Development Authority,
Series 2011 (AMT)
0.55%, 11/1/41 (a)	250	250
		1,311
Georgia (4.4%)
Georgia State Road & Tollway Authority,
Series 2020
5.00%, 6/1/27	125	160
Main Street Natural Gas, Inc.,
Series A
4.00%, 4/1/48 (a)	250	272
Series B
4.00%, 8/1/49 (a)	250	284
Municipal Electric Authority of Georgia,
Series A
5.00%, 1/1/26 – 11/1/29	300	392
		1,108

Morgan Stanley Institutional Fund Trust

Intermediate Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Illinois (4.4%)
Chicago Board of Education,
Series A
5.00%, 12/1/29	250	293
Illinois Finance Authority,
Series A
5.00%, 7/15/30	140	177
Illinois State Toll Highway Authority,
Series A
5.00%, 1/1/36	250	335
State of Illinois,
Series B
5.00%, 10/1/30	250	304
		1,109
Kansas (1.0%)
State of Kansas Department of Transportation,
Series C-3
1 Month USD LIBOR + 0.40%, 0.51%, 9/1/23 (a)	250	250

Kentucky (2.2%)
County of Trimble,
Series A (AMT)
1.30%, 9/1/44 (a)	250	255
Kentucky State Property & Building Commission,
Project No. 119
5.00%, 5/1/30	250	314
		569
Louisiana (2.1%)
Louisiana Public Facilities Authority,
Series A
5.00%, 5/15/50 (a)	250	295
State of Louisiana Gasoline & Fuels Tax Revenue,
Series D
0.60%, 5/1/43 (a)	250	251
		546
Maine (0.3%)
Maine Turnpike Authority,
Series 2020
5.00%, 7/1/31	50	68

Massachusetts (2.0%)
Massachusetts Development Finance Agency,
Series A
5.00%, 10/1/26	200	250
Series O
5.00%, 12/1/21	255	266
		516
Michigan (1.3%)
Michigan Finance Authority,
Series A
5.00%, 6/1/33	250	331

Minnesota (1.1%)
City of Rochester,
Series C
4.50%, 11/15/38 (a)	270	280

Morgan Stanley Institutional Fund Trust

Intermediate Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Nebraska (1.0%)
Nebraska Public Power District,
Series A
0.60%, 1/1/51 (a)	250	251

Nevada (3.4%)
Clark County School District Nevada General Obligation Building and Refunding Bonds,
Series 2017 A
5.00%, 6/15/25	300	356
County of Clark Department of Aviation,
Series B
5.00%, 7/1/28	260	341
Series D
5.00%, 7/1/23	150	167
		864
New Jersey (2.9%)
New Jersey Economic Development Authority,
Series D
5.00%, 6/15/30	205	246
Series B (AMT)
1.20%, 11/1/34 (a)	250	254
New Jersey Turnpike Authority,
Series B
5.00%, 1/1/31	145	183
State of New Jersey,
Series A
4.00%, 6/1/31	50	62
		745
New Mexico (2.3%)
New Mexico Municipal Energy Acquisition Authority,
Series A
5.00%, 11/1/39 (a)	250	296
State of New Mexico Severance Tax Permanent Fund,
Series A
5.00%, 7/1/26	240	301
		597
New York (10.6%)
City of New York,
Series C
5.00%, 8/1/29	250	321
Hudson Yards Infrastructure Corp.,
Series A
5.00%, 2/15/22 - 2/15/31	375	439
Long Island Power Authority,
Series A
5.00%, 9/1/31	125	162
Metropolitan Transportation Authority,
Series A
4.00%, 2/1/22	295	301
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series C
4.00%, 2/1/27	250	303

Morgan Stanley Institutional Fund Trust

Intermediate Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

New York State Dormitory Authority,
Series A
5.00%, 7/1/25 - 7/1/26	375	450
Series B
5.00%, 2/15/26	205	253
New York Transportation Development Corp.
Series A (AMT)
5.00%, 12/1/25	50	59
Riverhead Central School District,
Series B
1.50%, 6/25/21	250	251
Schenectady County Capital Resource Corp.,
Series 2017
5.00%, 1/1/22	145	151
		2,690
North Carolina (2.9%)
North Carolina Medical Care Commission,
Series A
5.00%, 6/1/28	155	203
North Carolina Municipal Power Agency No. 1,
Series A
5.00%, 1/1/27	200	251
North Carolina Turnpike Authority,
Series 2020
5.00%, 2/1/24	250	284
		738
Ohio (5.7%)
Buckeye Tobacco Settlement Financing Authority,
Series A-2
5.00%, 6/1/35	125	165
County of Franklin,
Series 2013
0.22%, 12/1/46 (a)	250	250
Miami University/Oxford,
Series 2017
5.00%, 9/1/24	250	292
Ohio State University (The),
Series D
5.00%, 12/1/30	125	174
State of Ohio,
Series A
5.00%, 10/1/22 – 1/1/28	485	578
		1,459
Oklahoma (0.5%)
Grand River Dam Authority,
Series A
5.00%, 6/1/27	100	127

Pennsylvania (3.0%)
Commonwealth Financing Authority,
Series 2018
5.00%, 6/1/23 – 6/1/27	205	244
Pennsylvania Turnpike Commission,
Series A
5.00%, 12/1/29	150	197

Morgan Stanley Institutional Fund Trust

Intermediate Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Philadelphia Gas Works Co.,
Series A (AGM)
5.00%, 8/1/33	250	330
		771
South Carolina (1.0%)
South Carolina Transportation Infrastructure Bank,
Revenue Refunding Bonds, Series 2003 B
1 Month USD LIBOR + 0.45%, 0.55%, 10/1/31 (a)	250	250

South Dakota (0.4%)
South Dakota Health & Educational Facilities Authority,
Series A
5.00%, 9/1/27	80	102

Tennessee (1.0%)
Tennessee Energy Acquisition Corp.,
Series A
5.25%, 9/1/23	125	140
Series C
5.00%, 2/1/22	100	104
		244
Texas (15.3%)
Alamo Heights Independent School District,
Series B
2.00%, 2/1/43 (a)	250	259
City of Austin Texas Electric Utility Revenue,
Series A
5.00%, 11/15/30	200	279
City of Austin Texas Water & Wastewater System Revenue,
Series C
5.00%, 11/15/31	250	348
City of San Antonio Texas Electric & Gas Systems Revenue,
Series D
1.13%, 12/1/45 (a)	125	128
Conroe Independent School District,
Series A
5.00%, 2/15/30	250	344
Georgetown Independent School District Variable Rate Unlimited Tax School Building Bonds, Series 2016-B
2.00%, 8/1/41 (a)	250	261
Harris County Cultural Education Facilities Finance Corp.,
Series A
5.00%, 12/1/25	160	188
0.90%, 5/15/50 (a)	125	125
Love Field Airport Modernization Corp.,
General Airport Revenue Bonds, Series 2017 A (AMT)
5.00%, 11/1/31	250	300
Lower Colorado River Authority,
Series A
5.00%, 5/15/33	50	66
North Texas Tollway Authority,
Series A
5.00%, 1/1/26	250	306
Pasadena Independent School District Variable Rate Unlimited Tax School Building Bonds, Series 2015 B
1.50%, 2/15/44 (a)	260	272
Southwest Higher Education Authority Inc,
Series 2017
5.00%, 10/1/23	200	225

Morgan Stanley Institutional Fund Trust

Intermediate Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

State of Texas TRANs,
Series 2020
4.00%, 8/26/21	250	256
Texas Municipal Gas Acquisition & Supply Corp. III,
Series 2012
5.00%, 12/15/22	250	271
Texas Municipal Gas Acquisition and Supply Corp. II,
Series C
3 Month USD LIBOR + 0.69%, 0.83%, 9/15/27 (a)	250	250
		3,878
Virginia (0.8%)
Hampton Roads Transportation Accountability Commission,
Series A
5.00%, 7/1/31	150	207

West Virginia (1.3%)
West Virginia Commissioner of Highways,
Series A
5.00%, 9/1/30	260	328

Wisconsin (0.6%)
Wisconsin Health & Educational Facilities Authority,
Series 2018
5.00%, 4/1/27	125	160
Total Fixed Income Securities (Cost $24,145)		24,532

Short-Term Investments (4.5%)
Investment Company (3.9%)
Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio - Institutional Class
0.01%, 12/31/30 (b)	992	992

Municipal Bonds (0.6%)
New York (0.2%)
County of Suffolk,
Series I
2.00%, 7/22/21	50	50
North Carolina (0.4%)
University of North Carolina at Charlotte (The),
Series 2017
5.00%, 10/1/21	100	104
		154
Total Short-Term Investments (Cost $1,146)		1,146
Total Investments (101.1%) (Cost $25,291) (c)(d)		25,678
Liabilities in Excess of Other Assets (-1.1%)		(269)
Net Assets (100.0%)		$25,409

(a)	Floating or variable rate securities: The rates disclosed are as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

Morgan Stanley Institutional Fund Trust

Intermediate Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

(b)	For the three months ended December 31, 2020, the cost of purchase and the proceeds from sales of Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio - Institutional Class, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, were approximately $26,349,000 and $25,357,000, respectively, including net realized gains of approximately less than $500.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2020, the Fund did not engage in any cross-trade transactions.
(d)	At December 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $398,000 and the aggregate gross unrealized depreciation is approximately $11,000, resulting in net unrealized appreciation of approximately $387,000.
AGM	Assured Guaranty Municipal Corporation.
AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
LIBOR	London Interbank Offered Rate.
TRANs	Tax and Revenue Anticipation Notes.
USD	United States Dollar.

Summary of Investments by State

Classification	Percentage of Total Investments
Other*	54.6%
Texas	15.7
New York	11.1
California	7.4
Ohio	5.9
Florida	5.3
Total Investments	100.0%

*       Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (97.4%)
Municipal Bonds (97.4%)
Alabama (1.3%)
Alabama Public School and College Authority,
Series A
5.00%, 11/1/37	$250	$339

Arizona (2.7%)
City of Phoenix Civic Improvement Corp.,
Series A
4.00%, 7/1/44	130	150
Salt Verde Financial Corp., Senior Gas Revenue Bonds
Series 2007-1
5.00%, 12/1/37	200	285
The Industrial Development Authority of The City of Phoenix,
Series 2013 (AMT)
0.30%, 12/1/35 (a)	250	248
		683
California (6.5%)
California Health Facilities Financing Authority,
Series C
5.00%, 10/1/39 (a)	250	304
Los Angeles County Metropolitan Transportation Authority,
Series B
5.00%, 6/1/31	250	346
Los Angeles Unified School District,
Series C
5.00%, 7/1/29	250	339
San Francisco City & County Airport Comm-San Francisco International Airport, Series G (AMT)
5.00%, 5/1/27	250	314
State of California Various Purpose General Obligation Refunding Bonds
5.00%, 11/1/30	250	349
		1,652
Colorado (4.1%)
City & County of Denver Colorado Airport System Revenue,
Series A (AMT)
5.00%, 12/1/26	135	166
Colorado Health Facilities Authority,
Series A-1
4.00%, 8/1/44	250	284
Regional Transportation District,
Series A
4.00%, 7/15/35	250	302
State of Colorado,
Series R, COPs
4.00%, 3/15/45	250	297
		1,049
Connecticut (3.6%)
Connecticut State General Obligation Bonds,
Series A
5.00%, 4/15/31	200	262

Morgan Stanley Institutional Fund Trust

Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

State of Connecticut Special Tax Revenue,
Series A
5.00%, 5/1/38	250	327
University of Connecticut,
Series A
5.00%, 11/15/43	270	335
		924
Delaware (2.5%)
Delaware State Economic Development Authority,
Series A
1.05%, 1/1/31 (a)	250	253
1.25%, 10/1/45 (a)	250	253
Delaware Transportation Authority,
Series 2020
5.00%, 9/1/35	100	133
		639
Florida (3.4%)
County of Miami-Dade,
Series C
5.00%, 4/1/30	250	339
JEA Electric System Revenue,
Series B
5.00%, 10/1/27	210	271
Miami-Dade County Industrial Development Authority,
Series 2011 (AMT)
0.55%, 11/1/41 (a)	250	250
		860
Georgia (5.0%)
Georgia State Road & Tollway Authority,
Series 2020
5.00%, 6/1/27	125	160
Main Street Natural Gas, Inc.,
Series A
4.00%, 5/15/39	175	200
4.00%, 4/1/48 (a)	250	272
Series B
4.00%, 8/1/49 (a)	250	284
Municipal Electric Authority of Georgia,
Series A
5.00%, 1/1/50 – 1/1/56	300	364
		1,280
Illinois (3.6%)
Chicago Board of Education,
Series A
5.00%, 12/1/29	250	294
Illinois State Toll Highway Authority,
Series A
5.00%, 1/1/45	250	322
State of Illinois,
Series B
5.00%, 10/1/30	250	304
		920

Morgan Stanley Institutional Fund Trust

Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Kansas (1.0%)
State of Kansas Department of Transportation,
Series C-3
1 Month USD LIBOR + 0.40%, 0.51%, 9/1/23 (a)	250	250

Kentucky (2.2%)
County of Trimble,
Series A (AMT)
1.30%, 9/1/44 (a)	250	255
Kentucky State Property & Building Commission,
Project No. 119
5.00%, 5/1/30	250	314
		569
Louisiana (2.1%)
Louisiana Public Facilities Authority,
Series A
4.00%, 5/15/49	250	288
State of Louisiana Gasoline & Fuels Tax Revenue,
Series D
0.60%, 5/1/43 (a)	250	251
		539
Maine (1.2%)
Maine Turnpike Authority,
Series 2020
5.00%, 7/1/50	250	318

Michigan (1.3%)
Michigan Finance Authority,
Series A
5.00%, 6/1/33	250	331

Missouri (0.5%)
Health & Educational Facilities Authority of the State of Missouri,
Series A
5.00%, 11/15/32	110	141

Nebraska (1.0%)
Nebraska Public Power District,
Series A
0.60%, 1/1/51 (a)	250	251

Nevada (2.3%)
Clark County School District,
Series C
5.00%, 6/15/24	280	322
County of Clark Department of Aviation,
Series B
5.00%, 7/1/33	200	260
		582
New Jersey (2.9%)
New Jersey Economic Development Authority
Series D
5.00%, 6/15/30	200	240
Series B (AMT)
1.20%, 11/1/34 (a)	250	254

Morgan Stanley Institutional Fund Trust

Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

South Jersey Transportation Authority,
Series A
5.00%, 11/1/45	150	185
State of New Jersey,
Series A
4.00%, 6/1/31	50	62
		741
New Mexico (2.3%)
New Mexico Municipal Energy Acquisition Authority,
Series A
5.00%, 11/1/39 (a)	250	296
State of New Mexico Severance Tax Permanent Fund,
Series A
5.00%, 7/1/26	240	301
		597
New York (15.1%)
City of New York,
Series E
5.00%, 8/1/22	175	188
Hudson Yards Infrastructure Corp.,
Series A
5.00%, 2/15/45	250	300
Long Island Power Authority,
Series A
5.00%, 9/1/47	250	306
Metropolitan Transportation Authority,
Series A
4.00%, 2/1/22	295	301
New York City Transitional Finance Authority Future Tax Secured Revenue, Series C
4.00%, 5/1/44	250	299
New York City Water & Sewer System,
Series AA-1
4.00%, 6/15/50	240	288
New York State Dormitory Authority,
Series A
4.00%, 7/1/38	175	203
5.00%, 7/1/26 - 3/15/47	515	632
New York State Thruway Authority,
Series B
4.00%, 1/1/38	250	298
New York State Urban Development Corp.,
Series A
4.00%, 3/15/45	250	298
New York Transportation Development Corp.,
Series A
5.00%, 12/1/38	100	128
(AMT)
5.00%, 12/1/25	50	59
Port Authority of New York & New Jersey,
Consolidated Bonds, Series 212
5.00%, 9/1/35	250	325
Riverhead Central School District,
Series B
1.50%, 6/25/21	250	251
		3,876

Morgan Stanley Institutional Fund Trust

Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

North Carolina (1.9%)
North Carolina Medical Care Commission,
Series A
5.00%, 6/1/28	155	203
North Carolina Turnpike Authority,
Series 2020
5.00%, 2/1/24	250	284
		487
Ohio (5.5%)
Buckeye Tobacco Settlement Financing Authority,
Series A-2
5.00%, 6/1/55	250	283
County of Franklin,
Series 2013
0.22%, 12/1/46 (a)	250	250
Miami University/Oxford,
Series 2017
5.00%, 9/1/24	250	292
State of Ohio,
Series A
5.00%, 10/1/22 – 1/1/28	485	578
		1,403
Oklahoma (1.1%)
Grand River Dam Authority,
Series A
5.00%, 6/1/24	235	273

Pennsylvania (5.5%)
City of Philadelphia PA Water & Wastewater Revenue,
Series A
5.00%, 10/1/43	135	169
Commonwealth Financing Authority,
Series 2018
5.00%, 6/1/21 – 6/1/26	275	302
Pennsylvania Economic Development Financing Authority,
Series A
4.00%, 11/15/22	180	192
Pennsylvania Higher Educational Facilities Authority,
Series 2015
5.00%, 8/15/22	100	107
Pennsylvania Turnpike Commission,
Series A
5.00%, 12/1/49	250	311
Philadelphia Gas Works Co.,
Series A (AGM)
5.00%, 8/1/50	250	316
		1,397
South Carolina (1.0%)
South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds, Series 2003 B
1 Month USD LIBOR + 0.45%, 0.55%, 10/1/31 (a)	250	250

South Dakota (0.4%)
South Dakota Health & Educational Facilities Authority,
Series A
5.00%, 9/1/27	80	102

Morgan Stanley Institutional Fund Trust

Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Tennessee (0.8%)
Tennessee Energy Acquisition Corp.,
Series 2018
4.00%, 11/1/49 (a)	185	212

Texas (13.7%)
Alamo Heights Independent School District,
Series B
2.00%, 2/1/43 (a)	250	259
City of Austin Texas Electric Utility Revenue,
Series A
5.00%, 11/15/50	250	331
City of Austin Texas Water & Wastewater System Revenue,
Series C
5.00%, 11/15/50	250	330
City of San Antonio Texas Electric & Gas Systems Revenue,
Series D
1.13%, 12/1/45 (a)	125	128
Conroe Independent School District,
Series A
5.00%, 2/15/30	250	344
Dallas Fort Worth International Airport,
Series B
4.00%, 11/1/36	250	303
Georgetown Independent School District Variable Rate Unlimited Tax School Building Bonds, Series 2016-B
2.00%, 8/1/41 (a)	250	261
Harris County Cultural Education Facilities Finance Corp.,
Series A
0.90%, 5/15/50 (a)	125	125
Love Field Airport Modernization Corp., General Airport Revenue Bonds,
Series 2017 A (AMT)
5.00%, 11/1/31	250	300
Lower Colorado River Authority,
Series A
5.00%, 5/15/33	50	66
North Texas Tollway Authority,
Series A
4.00%, 1/1/35	250	298
Pasadena Independent School District Variable Rate Unlimited Tax School Building Bonds, Series 2015 B
1.50%, 2/15/44 (a)	240	251
State of Texas TRANs,
Series 2020
4.00%, 8/26/21	250	256
Texas Municipal Gas Acquisition and Supply Corp. II,
Series C
3 Month USD LIBOR + 0.69%, 0.83%, 9/15/27 (a)	250	250
		3,502
Virginia (1.3%)
Hampton Roads Transportation Accountability Commission,
Series A
5.00%, 7/1/45	250	329

Wisconsin (1.6%)
Wisconsin Health & Educational Facilities Authority,
Series 2018
4.00%, 11/15/23	215	238
5.00%, 4/4/32	125	164
		402
Total Fixed Income Securities (Cost $24,348)		24,898

Morgan Stanley Institutional Fund Trust

Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Short-Term Investments (3.3%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio - Institutional Class,
0.01%, 12/31/30 (b)	804	805

Municipal Bond (0.2%)
New York (0.2%)
County of Suffolk,
Series I
2.00%, 7/22/21	50	50
Total Short-Term Investments (Cost $855)		855
Total Investments (100.7%) (Cost $25,203) (c)(d)		25,753
Liabilities in Excess of Other Assets (-0.7%)		(168)
Net Assets (100.0%)		$25,585

(a)	Floating or variable rate securities: The rates disclosed are as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b)	For the three months ended December 31, 2020, the cost of purchase and the proceeds from sales of Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio - Institutional Class, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, were approximately $27,457,000 and $26,653,000, respectively, including net realized gains of approximately less than $500.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2020, the Fund did not engage in any cross-trade transactions.
(d)	At December 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $558,000 and the aggregate gross unrealized depreciation is approximately $8,000, resulting in net unrealized appreciation of approximately $550,000.
AGM	Assured Guaranty Municipal Corporation.
AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
LIBOR	London Interbank Offered Rate.
TRANs	Tax and Revenue Anticipation Notes.
USD	United States Dollar.

Summary of Investments by State

Classification	Percentage of Total Investments
Other*	47.4%
New York	15.7
Texas	14.0
California	6.6
Ohio	5.6
Pennsylvania	5.6
Georgia	5.1
Total Investments	100.0%

*       Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Senior Loan Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (99.4%)
Corporate Bonds (17.0%)
Communications (4.0%)
Altice France SA
7.38%, 5/1/26 (a)	$250	$264
Avaya, Inc.
6.13%, 9/15/28 (a)	250	268
CSC Holdings LLC
5.50%, 4/15/27 (a)	250	265
iHeartCommunications, Inc.
4.75%, 1/15/28 (a)	500	514
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)	250	269
MDC Partners, Inc.
6.50%, 5/1/24 (a)	350	355
Univision Communications, Inc.
6.63%, 6/1/27 (a)	92	99
		2,034
Consumer, Cyclical (4.1%)
At Home Holding III, Inc.
8.75%, 9/1/25 (a)	500	542
Boyne USA, Inc.
7.25%, 5/1/25 (a)	225	237
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	250	273
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 2/15/23 (a)	175	178
Rite Aid Corp.
7.50%, 7/1/25 (a)	250	261
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 9/20/25 (a)	100	113
Station Casinos LLC
4.50%, 2/15/28 (a)	250	252
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 5/15/25 (a)	250	243
		2,099
Consumer, Non-Cyclical (2.5%)
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28 (a)	200	204
Providence Service Corp. (The)
5.88%, 11/15/25 (a)	100	106
RP Escrow Issuer LLC
5.25%, 12/15/25 (a)	150	157
Simmons Foods, Inc.
5.75%, 11/1/24 (a)	250	256
Sotheby's
7.38%, 10/15/27 (a)	500	536
		1,259
Diversified (0.4%)
PetSmart, Inc.
7.13%, 3/15/23 (a)	150	150
Trident TPI Holdings, Inc.
6.63%, 11/1/25 (a)	45	46
		196

Morgan Stanley Institutional Fund Trust

Senior Loan Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Energy (0.4%)
Global Partners LP/GLP Finance Corp.
7.00%, 8/1/27	175	188

Finance (1.5%)
Fly Leasing Ltd.
5.25%, 10/15/24	200	191
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.38%, 12/15/22 (a)	250	250
Starwood Property Trust, Inc.
5.50%, 11/1/23 (a)	200	209
StoneX Group, Inc.
8.63%, 6/15/25 (a)	125	136
		786
Industrials (3.8%)
Bombardier, Inc.
6.13%, 1/15/23 (a)	200	196
Builders FirstSource, Inc.
6.75%, 6/1/27 (a)	100	109
Cleaver-Brooks, Inc.
7.88%, 3/1/23 (a)	150	149
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.38%, 12/15/23 (a)	225	229
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (a)	100	105
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/24 (a)	250	255
Spirit AeroSystems, Inc.
7.50%, 4/15/25 (a)	200	215
Triumph Group, Inc.
6.25%, 9/15/24 (a)	250	248
TTM Technologies, Inc.
5.63%, 10/1/25 (a)	400	411
		1,917
Utilities (0.3%)
Calpine Corp.
5.25%, 6/1/26 (a)	168	174
		8,653
Variable Rate Senior Loan Interests (82.4%)
Basic Materials (2.2%)
Asplundh Tree Expert LLC,
Term Loan B
1 Month USD LIBOR + 2.50%, 2.65%, 9/7/27 (b)	125	125
Chemours Company (The),
Term Loan B2
3 Month USD LIBOR + 1.75%, 1.90%, 4/3/25 (b)	246	242
Cyanco Intermediate Corporation,
2020 Term Loan B
3 Month USD LIBOR + 3.50%, 3.65%, 3/16/25 (b)	495	493
Innophos, Inc.,
2020 Term Loan B
1 Month USD LIBOR + 3.75%, 3.65%, 2/7/27 (b)	248	248
		1,108

Morgan Stanley Institutional Fund Trust

Senior Loan Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Communications (14.4%)
ABG Intermediate Holdings 2 LLC,
2017 1st Lien Add-On Term Loan
3 Month USD LIBOR + 3.50%, 4.50%, 9/27/24 (b)	249	248
Avaya, Inc.,
2018 Term Loan B
1 Month USD LIBOR + 4.25%, 4.41%, 12/15/24 (b)	500	504
Block Communications, Inc.,
2020 Term Loan
1 Month USD LIBOR + 2.25%, 2.50%, 2/25/27 (b)	496	492
CenturyLink, Inc.,
2020 Term Loan B
1 Month USD LIBOR + 2.25%, 2.40%, 3/15/27 (b)	495	491
Clear Channel Outdoor Holdings, Inc.,
Term Loan B
3 Month USD LIBOR + 3.50%, 3.71%, 8/21/26 (b)	495	478
Cogeco Communications Finance (USA) II L.P.,
Term Loan B
1 Month USD LIBOR + 2.00%, 2.15%, 1/3/25 (b)	495	490
Coral-US Co-Borrower LLC,
2020 Term Loan B5
1 Month USD LIBOR + 2.25%, 2.40%, 1/31/28 (b)	500	495
Digicel International Finance Limited,
Term Loan B
6 Month USD LIBOR + 3.25%, 3.51%, 5/28/24 (b)	247	227
Go Daddy Operating Co. LLC,
2020 Term Loan B3
1 Month USD LIBOR + 2.50%, 2.65%, 8/10/27 (b)	249	250
Hargray Communications Group, Inc.,
2017 Term Loan B
1 Month USD LIBOR + 3.00%, 4.00%, 5/16/24 (b)	247	248
LCPR Loan Financing LLC,
Term Loan B
1 Month USD LIBOR + 5.00%, 5.15%, 10/15/26 (b)	300	302
Level 3 Financing, Inc.,
2019 Term Loan B
1 Month USD LIBOR + 1.75%, 1.90%, 3/1/27 (b)	250	246
MH Sub I LLC,
2020 Incremental Term Loan
3 Month USD LIBOR + 3.75%, 4.75%, 9/13/24 (b)	99	99
NEP/NCP Holdco, Inc.,
2018 1st Lien Term Loan
3 Month USD LIBOR + 3.25%, 3.40%, 10/20/25 (b)	495	471
PUG LLC,
USD Term Loan
1 Month USD LIBOR + 3.50%, 3.65%, 2/12/27 (b)	693	663
Univision Communications, Inc.,
Term Loan C5
1 Month USD LIBOR + 3.75%, 4.75%, 3/15/26 (b)	359	360
Virgin Media Bristol LLC,
USD Term Loan N
1 Month USD LIBOR + 2.50%, 2.66%, 1/31/28 (b)	500	496
Zacapa SARL,
2018 1st Lien Term Loan B
3 Month USD LIBOR + 4.50%, 4.77%, 7/2/25 (b)	248	248
Ziggo Financing Partnership,
USD Term Loan I
1 Month USD LIBOR + 2.50%, 2.66%, 4/30/28 (b)	500	498
		7,306

Morgan Stanley Institutional Fund Trust

Senior Loan Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Consumer, Cyclical (15.6%)
1011778 B.C. Unlimited Liability Company,
Term Loan B4
1 Month USD LIBOR + 1.75%, 1.90%, 11/19/26 (b)	248	244
Aimbridge Acquisition Co., Inc.,
2019 Term Loan B
1 Month USD LIBOR + 3.75%, 3.90%, 2/2/26 (b)	223	212
Allegiant Travel Company,
2020 Term Loan
1 Month USD LIBOR + 3.00%, 3.21%, 2/5/24 (b)	496	486
American Airlines, Inc.,
2017 1st Lien Term Loan
1 Month USD LIBOR + 1.75%, 1.90%, 1/29/27 (b)	500	432
American Builders & Contractors Supply Co., Inc.,
2019 Term Loan
1 Month USD LIBOR + 2.00%, 2.15%, 1/15/27 (b)	396	393
Aramark Services, Inc.,
2019 Term Loan B4
1 Month USD LIBOR + 1.75%, 1.90%, 1/15/27 (b)	496	491
Burlington Coat Factory Warehouse Corporation,
2017 Term Loan B5
1 Month USD LIBOR + 1.75%, 1.91%, 11/17/24 (b)	250	247
BW Gas & Convenience Holdings LLC,
Term Loan
1 Month USD LIBOR + 6.25%, 6.40%, 11/18/24 (b)	520	524
Caesars Resort Collection LLC,
2020 Term Loan B1
1 Month USD LIBOR + 4.50%, 4.65%, 7/21/25 (b)	150	150
Carrols Restaurant Group, Inc.,
Term Loan B
3 Month USD LIBOR + 3.25%, 3.40% - 3.49%, 4/30/26 (b)	495	484
Core & Main LP,
2017 Term Loan B
3 Month USD LIBOR + 2.75%, 3.75%, 8/1/24 (b)	495	494
Delta 2 (LUX) S.a.r.l.,
Term Loan B
3 Month USD LIBOR + 2.50%, 3.50%, 2/1/24 (b)	500	497
Golden Nugget, Inc.,
2017 Incremental Term Loan B
1 Month USD LIBOR + 2.50%, 3.25%, 10/4/23 (b)	544	527
Harbor Freight Tools USA, Inc.,
2018 Term Loan B
3 Month USD LIBOR + 2.50%, 3.25%, 8/18/23 (b)	497	498
IRB Holding Corp,
2020 Term Loan B
1 Month USD LIBOR + 2.75%, 3.75%, 2/5/25 (b)	495	492
JetBlue Airways Corporation,
Term Loan
3 Month USD LIBOR + 5.25%, 6.25%, 6/17/24 (b)	98	100
Lions Gate Capital Holdings LLC,
2018 Term Loan B
3 Month USD LIBOR + 2.25%, 2.40%, 3/24/25 (b)	244	241
Playa Resorts Holding BV,
2017 Term Loan B
1 Month USD LIBOR + 2.75%, 3.75%, 4/29/24 (b)	344	318

Morgan Stanley Institutional Fund Trust

Senior Loan Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Scientific Games International, Inc.,
2018 Term Loan B5
3 Month USD LIBOR + 2.75%, 2.90%, 8/14/24 (b)	495	485
Truck Hero, Inc.,
1st Lien Term Loan
3 Month USD LIBOR + 3.75%, 3.90%, 4/22/24 (b)	495	495
WMG Acquisition Corp.,
2018 Term Loan F
1 Month USD LIBOR + 2.12%, 2.27%, 11/1/23 (b)	155	155
		7,965
Consumer, Non-Cyclical (17.1%)
Acadia Healthcare Co., Inc.,
2018 Term Loan B4
3 Month USD LIBOR + 2.50%, 2.65%, 2/16/23 (b)	345	345
Agiliti Health, Inc.,
Term Loan B
3 Month USD LIBOR + 3.00%, 2.94%, 1/4/26 (b)	495	491
Amneal Pharmaceuticals LLC,
2018 Term Loan B
1 Month USD LIBOR + 3.50%, 3.65%, 5/4/25 (b)	224	219
Bausch Health Cos., Inc.,
2018 Term Loan B
3 Month USD LIBOR + 3.00%, 3.15%, 6/2/25 (b)	426	425
Creative Artists Agency LLC,
2019 Term Loan B
1 Month USD LIBOR + 3.75%, 3.90%, 11/27/26 (b)	495	490
DaVita, Inc.,
2020 Term Loan B
1 Month USD LIBOR + 1.75%, 1.90%, 8/12/26 (b)	248	246
EyeCare Partners LLC,
2020 Term Loan
3.90%, 2/18/27 (b)	76	74
1 Month USD LIBOR + 3.75%, 3.90%, 2/18/27 (b)	322	315
Froneri International Ltd.,
2020 USD Term Loan
1 Month USD LIBOR + 2.25%, 2.40%, 1/31/27 (b)	498	493
Garda World Security Corp.,
2019 1st Lien Term Loan B
1 Month USD LIBOR + 4.75%, 4.99%, 10/30/26 (b)	375	376
Gentiva Health Services, Inc.,
2020 Term Loan
1 Month USD LIBOR + 3.25%, 3.44%, 7/2/25 (b)	458	457
Grifols Worldwide Operations USA, Inc.,
2019 Term Loan B
1 Month USD LIBOR + 2.00%, 2.10%, 11/15/27 (b)	248	246
H Food Holdings LLC,
2018 Term Loan B
1 Month USD LIBOR + 3.68%, 3.83%, 5/23/25 (b)	245	241
HCA, Inc.,
Term Loan B12
1 Month USD LIBOR + 1.75%, 1.90%, 3/13/25 (b)	495	495
Help at Home, Inc.,
2020 Delayed Draw Term Loan
0.50%, 10/29/27 (b)(c)	25	25
2020 Term Loan B
1 Month USD LIBOR + 5.00%, 6.00%, 10/29/27 (b)	200	199
Jaguar Holding Company II,
2018 Term Loan
3 Month USD LIBOR + 2.50%, 3.50%, 8/18/22 (b)	245	245

Morgan Stanley Institutional Fund Trust

Senior Loan Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

MMM Holdings, Inc.,
Term Loan B
1 Month USD LIBOR + 5.75%, 6.75%, 12/24/26 (b)	98	98
Pearl Intermediate Parent LLC,
2018 1st Lien Term Loan
3 Month USD LIBOR + 2.75%, 2.90%, 2/14/25 (b)	495	485
Pearl Intermediate Parent LLC,
2018 Incremental Term Loan
3 Month USD LIBOR + 3.25%, 3.40%, 2/14/25 (b)	148	147
Pluto Acquisition I, Inc.,
Term Loan B
3 Month USD LIBOR + 5.00%, 5.15%, 6/22/26 (b)	100	100
Refinitiv US Holdings, Inc.,
2018 USD Term Loan
1 Month USD LIBOR + 3.25%, 3.40%, 10/1/25 (b)	298	298
Select Medical Corp.,
2017 Term Loan B
1 Month USD LIBOR + 2.50%, 2.53%, 3/6/25 (b)	250	249
Surgery Center Holdings, Inc.,
2017 Term Loan B
3 Month USD LIBOR + 3.25%, 4.25%, 9/3/24 (b)	742	731
TMS International Corp.,
2018 Term Loan B2
3 Month USD LIBOR + 2.75%, 3.75%, 8/14/24 (b)	494	491
TruGreen Limited Partnership,
2020 2nd Lien Term Loan
1 Month USD LIBOR + 8.50%, 9.25%, 11/2/28 (b)	500	505
US Foods, Inc.,
2019 Term Loan B
3 Month USD LIBOR + 2.00%, 2.15%, 9/13/26 (b)	248	245
		8,731
Energy (3.3%)
Blackstone CQP Holdco LP,
Term Loan B
3 Month USD LIBOR + 3.50%, 3.74%, 9/30/24 (b)	495	494
Lower Cadence Holdings LLC,
Term Loan B
3 Month USD LIBOR + 4.00%, 4.15%, 5/22/26 (b)	495	485
Medallion Midland Acquisition LLC,
1st Lien Term Loan
3 Month USD LIBOR + 3.25%, 4.25%, 10/30/24 (b)	495	488
Stonepeak Lonestar Holdings LLC,
Term Loan
3 Month USD LIBOR + 4.50%, 4.72%, 10/19/26 (b)	236	236
		1,703
Finance (8.2%)
AqGen Ascensus, Inc.,
2020 Term Loan
1 Month USD LIBOR + 4.00%, 5.00%, 12/13/26 (b)	149	150
Asurion LLC,
2020 Term Loan B8
12/23/26 (d)	125	124
Avolon TLB Borrower 1 (US) LLC,
2020 Term Loan B5
12/1/27 (d)	275	275
Baldwin Risk Partners LLC,
Term Loan B
1 Month USD LIBOR + 4.00%, 4.75%, 10/8/27 (b)	150	150

Morgan Stanley Institutional Fund Trust

Senior Loan Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Blackstone Mortgage Trust, Inc.,
2019 New Term Loan
1 Month USD LIBOR + 2.25%, 2.40%, 4/23/26 (b)	495	489
Brookfield Property REIT, Inc.,
1st Lien Term Loan B
3 Month USD LIBOR + 2.50%, 2.65%, 8/27/25 (b)	495	471
Charter Communications Operating LLC,
2019 Term Loan B1
1 Month USD LIBOR + 1.75%, 1.90%, 4/30/25 (b)	223	223
Citadel Securities LP,
2020 Term Loan B
1 Month USD LIBOR + 2.75%, 2.90%, 2/27/26 (b)	248	248
Hub International Limited,
2018 Term Loan B
3 Month USD LIBOR + 3.00%, 2.96%, 4/25/25 (b)	495	487
Illuminate Buyer LLC,
Term Loan
1 Month USD LIBOR + 4.00%, 4.15%, 6/30/27 (b)	100	100
Jefferies Finance LLC,
2020 Incremental Term Loan B
4.50%, 9/30/27 (b)	249	249
Sedgwick Claims Management Services, Inc.,
2018 Term Loan B
3 Month USD LIBOR + 3.25%, 3.40%, 12/31/25 (b)	495	488
Vertical US Newco, Inc.,
Term Loan B
3 Month USD LIBOR + 4.25%, 4.57%, 7/30/27 (b)	399	402
VICI Properties 1 LLC,
Replacement Term Loan B
1 Month USD LIBOR + 1.75%, 1.89%, 12/20/24 (b)	300	296
		4,152
Government (1.0%)
Seminole Tribe of Florida,
2018 Term Loan B
7/8/24 (d)	486	482

Industrials (11.2%)
ACProducts, Inc.,
2020 Term Loan B
1 Month USD LIBOR + 6.50%, 7.50%, 8/18/25 (b)	123	126
Alliance Laundry Systems LLC,
Term Loan B
1 Month USD LIBOR + 3.50%, 4.25%, 10/8/27 (b)	100	100
Brand Energy & Infrastructure Services, Inc.,
2017 Term Loan
3 Month USD LIBOR + 4.25%, 5.25%, 6/21/24 (b)	396	387
Concrete Pumping Holdings, Inc.,
Term Loan
3 Month USD LIBOR + 6.00%, 6.15%, 12/8/25 (b)	148	145
Cornerstone Building Brands, Inc.,
2018 Term Loan
1 Month USD LIBOR + 3.75%, 3.90%, 4/12/25 (b)	245	245
CPG International, Inc.,
2017 Term Loan
3 Month USD LIBOR + 3.75%, 4.75%, 5/5/24 (b)	295	296
Flex Acquisition Company, Inc.,
1st Lien Term Loan
3 Month USD LIBOR + 3.00%, 4.00%, 12/29/23 (b)	476	475

Morgan Stanley Institutional Fund Trust

Senior Loan Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Generac Power Systems, Inc.,
2019 Term Loan B
1 Month USD LIBOR + 1.75%, 1.90%, 12/13/26 (b)	500	501
Ingersoll-Rand Services Co.,
2020 USD Spinco Term Loan
1 Month USD LIBOR + 1.75%, 1.90%, 3/1/27 (b)	248	245
Patriot Container Corp.,
2018 1st Lien Term Loan
3 Month USD LIBOR + 3.50%, 4.50%, 3/20/25 (b)	249	244
Pretium PKG Holdings, Inc.,
2020 Term Loan
1 Month USD LIBOR + 4.00%, 4.75%, 11/5/27 (b)	150	150
Quikrete Holdings, Inc.,
2016 1st Lien Term Loan
1 Month USD LIBOR + 2.50%, 2.65%, 2/1/27 (b)	495	494
Reynolds Group Holdings, Inc.,
Term Loan
1 Month USD LIBOR + 2.75%, 2.90%, 2/5/23 (b)	94	94
Tank Holding Corp.,
2020 Term Loan
1 Month USD LIBOR + 3.25%, 3.40%, 3/26/26 (b)	249	245
Titan Acquisition Limited,
2018 Term Loan B
3 Month USD LIBOR + 3.00%, 3.27%, 3/28/25 (b)	247	242
TransDigm, Inc.,
2020 Term Loan F
1 Month USD LIBOR + 2.25%, 2.40%, 12/9/25 (b)	495	486
Trident TPI Holdings, Inc.,
2017 USD Term Loan B1
3 Month USD LIBOR + 3.00%, 4.00%, 10/17/24 (b)	495	490
Tutor Perini Corporation,
Term Loan B
3 Month USD LIBOR + 4.75%, 5.75%, 8/13/27 (b)	249	251
XPO Logistics, Inc.,
2018 Refinancing Term Loan
1 Month USD LIBOR + 2.00%, 2.15%, 2/24/25 (b)	250	249
Zekelman Industries, Inc.,
2020 Term Loan
1 Month USD LIBOR + 2.25%, 2.14%, 1/24/27 (b)	243	241
		5,706
Technology (9.2%)
Banff Merger Sub, Inc.,
2018 USD Term Loan B
1 Month USD LIBOR + 4.25%, 4.40%, 10/2/25 (b)	397	396
By Crown Parent LLC,
Term Loan B1
1 Month USD LIBOR + 3.00%, 4.00%, 2/2/26 (b)	349	350
Camelot U.S. Acquisition 1 Co.,
2020 Incremental Term Loan B
4.00%, 10/30/26 (b)	125	125
DCert Buyer, Inc.,
2019 Term Loan B
3 Month USD LIBOR + 4.00%, 4.15%, 10/16/26 (b)	248	248
Dell International LLC,
2019 Term Loan B
1 Month USD LIBOR + 2.00%, 2.75%, 9/19/25 (b)	243	243
Hyland Software, Inc.,
2018 1st Lien Term Loan
1 Month USD LIBOR + 3.50%, 4.25%, 7/1/24 (b)	150	150

Morgan Stanley Institutional Fund Trust

Senior Loan Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

McAfee LLC,
2018 USD Term Loan B
1 Month USD LIBOR + 3.75%, 3.90%, 9/30/24 (b)	447	448
Rackspace Hosting, Inc.,
2017 Incremental 1st Lien Term Loan
3 Month USD LIBOR + 3.00%, 4.00%, 11/3/23 (b)	445	446
Redstone Buyer LLC,
Term Loan
3 Month USD LIBOR + 5.00%, 6.00%, 9/1/27 (b)	400	402
Surf Holdings LLC,
USD Term Loan
3 Month USD LIBOR + 3.50%, 3.73%, 3/5/27 (b)	498	494
Verifone Systems, Inc.,
2018 1st Lien Term Loan
3 Month USD LIBOR + 4.00%, 4.22%, 8/20/25 (b)	496	481
VS Buyer LLC,
Term Loan B
1 Month USD LIBOR + 3.25%, 3.40%, 2/28/27 (b)	496	495
Western Digital Corporation,
2018 Term Loan B4
1 Month USD LIBOR + 1.75%, 1.90%, 4/29/23 (b)	411	412
		4,690
Utilities (0.2%)
Pacific Gas & Electric Company,
2020 Term Loan
3 Month USD LIBOR + 4.50%, 5.50%, 6/23/25 (b)	100	101
		41,944
Total Fixed Income Securities (Cost $50,403)		50,597

	Shares
Short-Term Investment (2.5%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $1,293)	1,293,269	1,293
Total Investments (101.9%) (Cost $51,696) (f)(g)		51,890
Liabilities in Excess of Other Assets (-1.9%)		(963)
Net Assets (100.0%)		$50,927

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Floating or variable rate securities: The rates disclosed are as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c)	In addition to the term loan, the Fund has an unfunded loan commitment of approximately $25,000, which could be extended at the option of the borrower. As of December 31, 2020, Help at Home, Inc., did not draw down any of the commitment.
(d)	Unsettled Position. The contract rate does not take effect until settlement date.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2020, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2020, the Fund did not engage in any cross-trade transactions.
(g)	At December 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $620,000 and the aggregate gross unrealized depreciation is approximately $426,000, resulting in net unrealized appreciation of approximately $194,000.

LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Variable Rate Senior Loan Interests	80.8%
Other*	16.7
Short-Term Investment	2.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (93.6%)
Agency Adjustable Rate Mortgages (0.2%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
1 Year CMT + 2.32%, 2.95%, 3/1/37	$264	$281
1 Year CMT + 2.32%, 3.03%, 7/1/38	204	216
1 Year CMT + 2.33%, 3.19%, 1/1/36	200	212
1 Year CMT + 2.18%, 3.41%, 6/1/38	112	119
		828
Agency Bond - Consumer Discretionary (U.S. Government Guaranteed) (0.1%)
Safina Ltd.
2.00%, 12/30/23	268	274

Agency Fixed Rate Mortgages (0.2%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.50%, 12/1/24	139	147
6.50%, 4/1/24	—@	1
7.50%, 5/1/35	17	20
8.00%, 8/1/32	10	12
8.50%, 8/1/31	10	13
Federal National Mortgage Association,
Conventional Pools:
4.50%, 6/1/24 – 7/1/24	220	233
5.00%, 12/1/23 – 12/1/24	101	106
6.00%, 9/1/37	39	47
6.50%, 2/1/28 – 10/1/32	140	160
7.00%, 7/1/29 – 3/1/37	172	195
7.50%, 8/1/37	22	27
8.00%, 4/1/33	41	50
8.50%, 10/1/32	19	23
Government National Mortgage Association,
Various Pools:
6.00%, 11/15/38	73	85
8.50%, 7/15/30	21	23
		1,142
Asset-Backed Securities (14.9%)
Ajax Mortgage Loan Trust
1.70%, 5/25/59 (a)	749	757
AMSR Trust
2.11%, 9/17/37 (a)	975	979
Aqua Finance Trust
3.14%, 7/16/40 (a)	312	320
Avant Loans Funding Trust
4.11%, 7/15/22 (a)	58	58
Bayview Opportunity Master Fund Trust
3.50%, 1/28/55 (a)(b)	165	170
CarMax Auto Owner Trust
1.70%, 11/15/24	1,800	1,836
Cascade Funding Mortgage Trust
3.40%, 4/25/30 (a)(b)	633	642
CFMT 2020-HB3 LLC
5.11%, 5/25/30 (a)(b)	800	806

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

CFMT 2020-HB4 LLC
2.72%, 12/26/30 (a)(b)	1,625	1,623
CNH Equipment Trust
2.01%, 12/16/24	1,528	1,563
Conn's Receivables Funding 2020-A LLC
1.71%, 6/16/25 (a)	958	959
Consumer Loan Underlying Bond Credit Trust,
3.28%, 7/15/26 (a)	845	855
4.07%, 7/15/25 (a)	130	130
ECMC Group Student Loan Trust,
Class A1B
1 Month USD LIBOR + 1.00%, 1.17%, 1/27/70 (a)(b)	1,050	1,065
Fair Square Issuance Trust
2.90%, 9/20/24 (a)	300	303
Falcon Aerospace Ltd.
3.60%, 9/15/39 (a)	379	365
FCI Funding 2019-1 LLC
3.63%, 2/18/31 (a)	176	179
Finance of America HECM Buyout
2.01%, 2/25/30 (a)(b)	1,161	1,161
Ford Credit Auto Owner Trust
1.06%, 4/15/33 (a)	3,840	3,883
Foundation Finance Trust,
3.30%, 7/15/33 (a)	166	170
3.86%, 11/15/34 (a)	336	348
FREED ABS Trust,
3.19%, 11/18/26 (a)	900	911
3.87%, 6/18/26 (a)	373	377
4.61%, 10/20/25 (a)	560	568
GAIA Aviation Ltd.
3.97%, 12/15/44 (a)	570	526
GCI Funding I LLC
2.82%, 10/18/45 (a)	1,380	1,401
GM Financial Automobile Leasing Trust,
0.80%, 7/20/23	220	222
1.67%, 12/20/22	830	841
GM Financial Consumer Automobile Receivables Trust
2.81%, 12/16/22	621	627
Golub Capital Partners ABS Funding 2020-1 Ltd.,
Class A2
3.21%, 1/22/29 (a)	1,360	1,365
Kubota Credit Owner Trust
0.59%, 10/15/24 (a)	675	679
LL ABS Trust
2.33%, 1/17/28 (a)	591	595
Loanpal Solar Loan 2021-1 Ltd.
2.29%, 1/20/48 (a)(c)	1,500	1,516
Lunar Aircraft Ltd.
3.38%, 2/15/45 (a)	179	170
MACH 1 Cayman Ltd.
3.47%, 10/15/39 (a)	484	470
Mercedes-Benz Auto Receivables Trust
0.55%, 2/18/25	330	332
MFA LLC,
3.88%, 5/25/48 (a)	462	464
4.16%, 7/25/48 (a)	324	326
Mosaic Solar Loan Trust
2.10%, 4/20/46 (a)	357	366
Nationstar HECM Loan Trust,
1.27%, 9/25/30 (a)(b)	844	846
2.27%, 11/25/29 (a)(b)	108	108

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

New Residential Advance Receivables Trust Advance Receivables Backed Notes
1.43%, 8/15/53 (a)	1,170	1,176
1.03%, 12/16/52 (a)	470	470
North Carolina State Education Assistance Authority
3 Month USD LIBOR + 0.80%, 1.01%, 7/25/25 (b)	56	56
NRZ Advance Receivables Trust,
1.32%, 10/15/52 (a)	675	677
1.48%, 9/15/53 (a)	1,380	1,388
NRZ FHT Excess LLC,
Class A
4.21%, 11/25/25 (a)	623	625
NYCTL Trust
2.19%, 11/10/32 (a)	507	515
Ocwen Master Advance Receivables Trust
1.28%, 8/15/52 (a)	1,150	1,154
Option One Mortgage Loan Trust Asset-Backed Certificates
1 Month USD LIBOR + 0.50%, 0.65%, 8/20/30 (b)	86	85
Oscar US Funding X LLC
3.18%, 5/10/23 (a)	830	847
Oscar US Funding XI LLC
2.49%, 8/10/22 (a)	114	114
Oxford Finance Funding LLC
3.10%, 2/15/28 (a)	350	359
PFS Financing Corp.,
0.97%, 2/15/26 (a)	960	967
1.27%, 6/15/25 (a)	3,640	3,696
2.23%, 10/15/24 (a)	1,160	1,194
2.86%, 4/15/24 (a)	230	237
2.89%, 2/15/23 (a)	275	276
3.19%, 4/17/23 (a)	300	302
3.52%, 10/15/23 (a)	162	166
Pretium Mortgage Credit Partners I LLC
2.86%, 5/27/59 (a)	638	642
Prosper Marketplace Issuance Trust
3.59%, 7/15/25 (a)	700	706
Raptor Aircraft Finance I LLC
4.21%, 8/23/44 (a)	803	685
RCO V Mortgage LLC
3.47%, 11/25/24 (a)	742	744
ReadyCap Lending Small Business Loan Trust, Daily U.S. Prime Rate - 0.50%, 2.75%, 12/27/44 (a)(b)	236	225
Republic Finance Issuance Trust
2.47%, 11/20/30 (a)	500	510
3.43%, 11/22/27 (a)	800	813
Santander Retail Auto Lease Trust
1.74%, 7/20/23 (a)	1,330	1,360
SFS Asset Securitization LLC
4.24%, 6/10/25 (a)	814	815
Small Business Lending Trust
2.85%, 7/15/26 (a)	97	97
Sofi Consumer Loan Program Trust,
3.14%, 2/25/27 (a)	46	47
3.35%, 4/26/27 (a)	34	34
3.67%, 8/25/27 (a)	208	209
SPS Servicer Advance Receivables Trust
1.83%, 11/15/55 (a)	2,100	2,122
TLF National Tax Lien Trust
3.09%, 12/15/29 (a)	237	238

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Towd Point Mortgage Trust,
1 Month USD LIBOR + 0.60%, 0.75%, 2/25/57 (a)(b)	225	225
1.75%, 10/25/60 (a)	923	946
2.75%, 4/25/57 (a)(b)	74	76
Upgrade Receivables Trust
4.09%, 3/15/25 (a)	29	29
Upstart Securitization Trust
3.73%, 9/20/29 (a)	850	868
VCAT LLC
3.67%, 8/25/50 (a)	576	584
Vericrest Opportunity Loan Trust,
2.98%, 2/25/50 (a)	660	662
3.18%, 10/25/49 (a)	246	246
3.35%, 9/25/49 (a)	1,016	1,019
Verizon Owner Trust,
0.41%, 4/21/25	2,720	2,727
0.47%, 2/20/25	950	954
2.93%, 9/20/23	600	612
Volkswagen Auto Lease Trust
1.99%, 11/21/22	1,280	1,301
VOLT LXXX LLC
3.23%, 10/25/49 (a)	714	716
VOLT LXXXIII LLC
3.33%, 11/26/49 (a)	520	522
VOLT LXXXV LLC
3.23%, 1/25/50 (a)	437	439
VOLT LXXXVIII LLC
2.98%, 3/25/50 (a)	619	620
		66,979
Collateralized Mortgage Obligations - Agency Collateral Series (0.2%)
Federal Home Loan Mortgage Corporation,
REMIC
7.50%, 9/15/29	298	349
Government National Mortgage Association,
REMIC
1 Month USD LIBOR + 0.50%, 0.64%, 3/20/61 (b)	113	113
1 Month USD LIBOR + 0.56%, 0.70%, 9/20/62 (b)	485	487
		949
Commercial Mortgage-Backed Securities (2.1%)
BAMLL Commercial Mortgage Securities Trust,
Class A
1 Month USD LIBOR + 2.75%, 2.91%, 11/15/30 (a)(b)	2,000	2,011
CSMC 2020-TMIC,
Class A
1 Month USD LIBOR + 3.00%, 3.25%, 12/15/35 (a)(b)	2,125	2,140
CSMC Trust
3.53%, 8/15/37 (a)	575	603
CSWF 2018-TOP
1 Month USD LIBOR + 1.45%, 1.61%, 8/15/35 (a)(b)	640	625
HPLY Trust
1 Month USD LIBOR + 2.35%, 2.51%, 11/15/36 (a)(b)	407	387
Hudsons Bay Simon JV Trust
1 Month USD LIBOR + 1.83%, 1.98%, 8/5/34 (a)(b)	185	170
JP Morgan Chase Commercial Mortgage Securities Corp.
4.13%, 7/5/31 (a)	1,100	1,177
Natixis Commercial Mortgage Securities Trust
1 Month USD LIBOR + 2.20%, 2.36%, 7/15/36 (a)(b)	850	832
Sutherland Commercial Mortgage Loans,
Class A
4.72%, 5/25/39 (a)(b)	845	856

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

VMC Finance 2019-FL3 LLC
1 Month USD LIBOR + 2.05%, 2.20%, 9/15/36 (a)(b)	733	716
		9,517
Corporate Bonds (67.8%)
Energy (0.1%)
Midwest Connector Capital Co. LLC
3.63%, 4/1/22 (a)	475	484

Finance (31.5%)
ABN Amro Bank N.V.
3.40%, 8/27/21 (a)	650	663
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 1/23/23	1,260	1,315
Air Lease Corp.
2.63%, 7/1/22	1,440	1,477
American Express Co.,
3.00%, 2/22/21	700	701
3.38%, 5/17/21	1,050	1,059
3.70%, 11/5/21	665	682
American International Group, Inc.
4.88%, 6/1/22	2,200	2,335
American Tower Corp.
2.40%, 3/15/25	600	638
Anthem, Inc.
3.50%, 8/15/24	1,200	1,317
ANZ New Zealand International Ltd.
1.90%, 2/13/23 (a)	1,510	1,556
Aon Corp.
2.20%, 11/15/22	575	595
Avolon Holdings Funding Ltd.
2.88%, 2/15/25 (a)	625	638
Banco Bilbao Vizcaya Argentaria SA
0.88%, 9/18/23	1,600	1,612
Banco Santander Chile
2.70%, 1/10/25 (a)	800	848
Bank of America Corp.,
3.00%, 12/20/23	1,275	1,342
3.88%, 8/1/25	1,700	1,940
4.13%, 1/22/24	2,000	2,218
MTN
0.81%, 10/24/24	1,820	1,838
3.86%, 7/23/24	1,990	2,158
Bank of Montreal
2.90%, 3/26/22	1,030	1,064
Bank of New York Mellon Corp. (The)
2.20%, 8/16/23	1,400	1,467
Bank of Nova Scotia (The),
1.63%, 5/1/23	1,600	1,647
2.00%, 11/15/22	1,175	1,214
Banque Federative du Credit Mutuel SA
2.38%, 11/21/24 (a)	1,350	1,432
Barclays PLC
4.61%, 2/15/23	1,200	1,253
BBVA USA
3.50%, 6/11/21	925	935
BNP Paribas SA
3.50%, 3/1/23 (a)	1,250	1,331
BPCE SA,
2.38%, 1/14/25 (a)	625	661
4.00%, 9/12/23 (a)	1,200	1,306

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Canadian Imperial Bank of Commerce
2.25%, 1/28/25	1,130	1,201
Capital One Financial Corp.
3.20%, 1/30/23	2,500	2,636
Cigna Corp.
3.75%, 7/15/23	1,213	1,312
Citigroup, Inc.,
1.68%, 5/15/24	3,180	3,278
3.30%, 4/27/25	2,000	2,219
3.35%, 4/24/25	1,540	1,675
3.88%, 10/25/23	2,400	2,642
Citizens Bank NA
3.25%, 2/14/22	575	592
Cooperatieve Rabobank UA
3.95%, 11/9/22	1,340	1,423
Credit Suisse AG,
1.00%, 5/5/23	2,360	2,397
3.00%, 10/29/21	1,140	1,165
DBS Group Holdings Ltd.
2.85%, 4/16/22 (a)	360	371
Deutsche Bank AG
4.25%, 2/4/21	650	652
Equitable Financial Life Global Funding,
0.50%, 11/17/23 (a)	2,130	2,132
1.40%, 7/7/25 (a)	1,000	1,028
Goldman Sachs Group, Inc. (The),
3.50%, 1/23/25 – 4/1/25	2,950	3,267
3.63%, 1/22/23	1,275	1,361
Series VAR
0.63%, 11/17/23	1,750	1,758
Guardian Life Global Funding
2.90%, 5/6/24 (a)	1,200	1,293
HSBC Holdings PLC,
3.03%, 11/22/23	1,830	1,924
3.95%, 5/18/24	2,240	2,417
Intercontinental Exchange, Inc.
0.70%, 6/15/23	1,420	1,429
JPMorgan Chase & Co.,
3.13%, 1/23/25	1,550	1,699
3.63%, 5/13/24	1,170	1,294
4.02%, 12/5/24	4,770	5,257
KeyBank NA
2.30%, 9/14/22	475	491
LeasePlan Corp.
2.88%, 10/24/24 (a)	1,275	1,349
Lloyds Banking Group PLC
1.33%, 6/15/23	2,575	2,604
Macquarie Bank Ltd.,
2.10%, 10/17/22 (a)	1,500	1,548
2.30%, 1/22/25 (a)	1,075	1,143
Metropolitan Life Global Funding I,
0.90%, 6/8/23 (a)	1,140	1,155
0.95%, 7/2/25 (a)	1,275	1,293
1.95%, 9/15/21 – 1/13/23(a)	2,210	2,256
National Australia Bank Ltd.
1.88%, 12/13/22	950	981
National Bank of Canada,
0.90%, 8/15/23	1,810	1,822
2.10%, 2/1/23	1,485	1,536

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

National Securities Clearing Corp.
0.75%, 12/7/25 (a)	4,300	4,314
1.20%, 4/23/23 (a)	710	724
Nationwide Building Society,
2.00%, 1/27/23 (a)	2,030	2,096
3.62%, 4/26/23 (a)	1,600	1,663
New York Life Global Funding,
1.10%, 5/5/23 (a)	1,030	1,048
2.25%, 7/12/22 (a)	470	485
2.95%, 1/28/21 (a)	350	351
NongHyup Bank
1.25%, 7/20/25 (a)	690	704
Nordea Bank Abp
1.00%, 6/9/23 (a)	1,450	1,474
PACCAR Financial Corp.
2.65%, 5/10/22	1,175	1,213
People's United Financial, Inc.
3.65%, 12/6/22	1,660	1,740
Principal Life Global Funding II
0.50%, 1/8/24 (a)	2,740	2,747
Protective Life Global Funding
3.10%, 4/15/24 (a)	1,225	1,322
Royal Bank of Canada
2.55%, 7/16/24	1,275	1,364
Santander UK Group Holdings PLC
4.80%, 11/15/24	1,200	1,335
Santander UK PLC
2.10%, 1/13/23	1,100	1,137
Skandinaviska Enskilda Banken AB,
2.20%, 12/12/22 (a)	700	725
3.05%, 3/25/22 (a)	1,230	1,272
Societe Generale SA
2.63%, 1/22/25 (a)	1,175	1,245
Standard Chartered PLC
2.74%, 9/10/22 (a)	1,775	1,800
Sumitomo Mitsui Financial Group, Inc.
2.35%, 1/15/25	3,360	3,567
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 9/12/23 (a)	2,350	2,373
TD Ameritrade Holding Corp.
3.75%, 4/1/24	1,225	1,346
Truist Bank,
2.15%, 12/6/24	1,525	1,617
2.80%, 5/17/22	550	568
United Overseas Bank Ltd.
3.20%, 4/23/21 (a)	340	343
Wells Fargo & Co.,
1.65%, 6/2/24	650	668
3.07%, 1/24/23	1,900	1,955
Westpac Banking Corp.
2.00%, 1/13/23	680	704
		141,742
Industrials (32.2%)
AbbVie, Inc.
3.80%, 3/15/25	4,985	5,565
Alibaba Group Holding Ltd.
2.80%, 6/6/23	1,275	1,342
Alimentation Couche-Tard, Inc.
2.70%, 7/26/22 (a)	800	827

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Altria Group, Inc.,
2.35%, 5/6/25	1,500	1,595
3.49%, 2/14/22	375	388
American Honda Finance Corp.
1.00%, 9/10/25	1,200	1,219
Amgen, Inc.
1.90%, 2/21/25	1,350	1,422
Amphenol Corp.
2.05%, 3/1/25	1,250	1,322
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 1/23/25	2,340	2,665
Apple, Inc.
0.75%, 5/11/23	990	1,002
AT&T, Inc.
3.80%, 3/1/24	2,450	2,676
Bayer US Finance II LLC
3.50%, 6/25/21 (a)	330	334
Bayer US Finance LLC
3.38%, 10/8/24 (a)	1,000	1,093
Berry Global, Inc.
1.57%, 1/15/26 (a)	850	859
BMW Finance
2.40%, 8/14/24 (a)	1,895	2,011
BMW US Capital LLC
3.45%, 4/12/23 (a)	1,471	1,569
Boeing Co. (The)
4.51%, 5/1/23	1,660	1,795
BP Capital Markets America, Inc.
3.19%, 4/6/25	2,565	2,824
Bristol-Myers Squibb Co.,
0.54%, 11/13/23	1,540	1,543
3.25%, 2/20/23	275	289
Broadcom, Inc.
2.25%, 11/15/23	2,322	2,427
Canadian Natural Resources Ltd.
2.95%, 1/15/23	1,250	1,308
Caterpillar Financial Services Corp.
3.30%, 6/9/24	2,430	2,659
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 4/15/23	1,225	1,315
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 7/23/25	850	988
Chevron Corp.
1.55%, 5/11/25	1,900	1,977
Crown Castle International Corp.
5.25%, 1/15/23	1,175	1,286
Cummins, Inc.
0.75%, 9/1/25	1,500	1,512
Daimler Finance North America LLC,
2.55%, 8/15/22 (a)	1,210	1,252
2.85%, 1/6/22 (a)	1,110	1,137
3.35%, 2/22/23 (a)	520	551
3.75%, 11/5/21 (a)	295	303
Dell International LLC / EMC Corp.
5.45%, 6/15/23 (a)	1,960	2,168
Deutsche Telekom International Finance BV
1.95%, 9/19/21 (a)	1,260	1,272
Diageo Capital PLC
2.13%, 10/24/24	1,350	1,426

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

DuPont de Nemours, Inc.
2.17%, 5/1/23	1,670	1,693
Eastern Energy Gas Holdings LLC
3.55%, 11/1/23	2,050	2,210
Eaton Corp.
2.75%, 11/2/22	2,235	2,333
Enbridge, Inc.
2.50%, 1/15/25	750	805
Enterprise Products Operating LLC,
2.80%, 2/15/21	780	782
3.90%, 2/15/24	1,200	1,313
Fortune Brands Home & Security, Inc.
4.00%, 9/21/23	1,150	1,254
Fox Corp.
4.03%, 1/25/24	1,200	1,322
General Motors Financial Co., Inc.
3.95%, 4/13/24	1,250	1,362
Georgia-Pacific LLC
1.75%, 9/30/25 (a)	4,080	4,268
Gilead Sciences, Inc.
0.75%, 9/29/23	2,210	2,217
Glencore Funding LLC,
3.00%, 10/27/22 (a)	1,275	1,325
4.13%, 3/12/24 (a)	1,225	1,349
HCA, Inc.
5.00%, 3/15/24	1,600	1,801
Hyundai Capital America,
1.25%, 9/18/23 (a)	1,380	1,397
2.38%, 2/10/23 (a)	590	609
2.85%, 11/1/22 (a)	800	829
3.95%, 2/1/22 (a)	1,270	1,313
Imperial Brands Finance PLC
3.13%, 7/26/24 (a)	2,015	2,160
International Business Machines Corp.,
2.85%, 5/13/22	1,800	1,864
3.00%, 5/15/24	1,175	1,273
John Deere Capital Corp.,
0.70%, 7/5/23	710	718
3.45%, 1/10/24	1,225	1,337
Juniper Networks, Inc.
1.20%, 12/10/25	575	582
Keurig Dr Pepper, Inc.
3.55%, 5/25/21	930	942
Kinder Morgan, Inc.
5.00%, 2/15/21 (a)	1,170	1,173
Las Vegas Sands Corp.
3.20%, 8/8/24	1,250	1,325
Lowe's Cos., Inc.
3.13%, 9/15/24	1,230	1,338
Meituan
2.13%, 10/28/25 (a)	770	783
Mondelez International Holdings Netherlands BV,
2.13%, 9/19/22 (a)	1,160	1,194
2.25%, 9/19/24 (a)	950	1,002
Mondelez International, Inc.
0.63%, 7/1/22	1,270	1,276
Nissan Motor Co. Ltd.
3.04%, 9/15/23 (a)	1,750	1,831
Northrop Grumman Corp.
3.50%, 3/15/21	1,220	1,228

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Nucor Corp.
2.00%, 6/1/25	975	1,034
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 5/1/25 (a)	1,540	1,659
PACCAR Financial Corp.
0.80%, 6/8/23	380	384
PayPal Holdings, Inc.
2.40%, 10/1/24	1,300	1,391
PepsiCo,Inc.
0.75%, 5/1/23	630	639
Philip Morris International, Inc.,
1.13%, 5/1/23	550	561
2.63%, 3/6/23	1,700	1,786
Raytheon Technologies Corp.
2.80%, 3/15/22	1,275	1,312
Reckitt Benckiser Treasury Services PLC
2.38%, 6/24/22 (a)	1,620	1,666
Roper Technologies, Inc.
1.00%, 9/15/25	950	962
Royalty Pharma PLC
1.20%, 9/2/25 (a)	1,475	1,501
Sabine Pass Liquefaction LLC
5.63%, 4/15/23	1,320	1,451
Seven & i Holdings Co., Ltd.
3.35%, 9/17/21 (a)	1,750	1,784
Siemens Financieringsmaatschappij N.V.
3.25%, 5/27/25 (a)	1,500	1,667
Sky Ltd.
3.75%, 9/16/24 (a)	2,330	2,597
Starbucks Corp.
2.10%, 2/4/21	2,080	2,083
Takeda Pharmaceutical Co. Ltd.
4.00%, 11/26/21	725	746
4.40%, 11/26/23	1,775	1,967
Toyota Motor Credit Corp.,
0.50%, 8/14/23	1,490	1,498
1.15%, 5/26/22	1,260	1,277
2.90%, 3/30/23	1,300	1,376
TSMC Global Ltd.
0.75%, 9/28/25 (a)	1,575	1,570
Union Pacific Corp.
3.50%, 6/8/23	1,225	1,314
Verizon Communications, Inc.
0.85%, 11/20/25	2,235	2,254
Volkswagen Group of America Finance LLC
2.70%, 9/26/22 (a)	3,230	3,350
Walt Disney Co. (The)
1.75%, 8/30/24	2,150	2,243
Waste Management, Inc.
0.75%, 11/15/25	1,150	1,155
Williams Cos., Inc. (The)
4.30%, 3/4/24	1,330	1,467
		144,823
Utilities (4.0%)
Ameren Corp.
2.50%, 9/15/24	2,510	2,678
American Electric Power Co., Inc.,
Series N
1.00%, 11/1/25	1,500	1,519

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

CenterPoint Energy, Inc.
2.50%, 9/1/24	1,500	1,596
DTE Energy Co.
0.55%, 11/1/22	1,710	1,717
DTE Energy Co.
2.25%, 11/1/22	1,800	1,860
Enel Finance International N.V.
4.63%, 9/14/25 (a)	1,380	1,608
NextEra Energy Capital Holdings, Inc.
2.40%, 9/1/21	1,550	1,572
NiSource, Inc.
0.95%, 8/15/25	1,550	1,560
Southern Co. (The)
2.95%, 7/1/23	1,260	1,335
WEC Energy Group, Inc.
0.55%, 9/15/23	2,840	2,856
		18,301
		305,350
Mortgages - Other (7.0%)
Angel Oak Mortgage Trust LLC
1.93%, 5/25/50 (a)(b)	1,386	1,389
BRAVO Residential Funding Trust
2.00%, 5/25/59 (a)(b)	1,046	1,081
Bunker Hill Loan Depositary Trust
1.72%, 2/25/55 (a)(b)	789	799
Cascade Funding Mortgage Trust,
2.80%, 6/25/69 (a)(b)	632	641
4.00%, 10/25/68 (a)(b)	504	522
CFMT 2020-ABC1 LLC
1.94%, 9/25/50 (a)(b)	1,725	1,730
CHL Mortgage Pass-Through Trust
5.50%, 5/25/34	86	87
CIM Trust
3.00%, 4/25/57 (a)(b)	307	314
Federal Home Loan Mortgage Corporation
1 Month USD LIBOR + 1.20%, 1.35%, 10/25/29 (b)	47	47
FMC GMSR Issuer Trust,
4.23%, 9/25/24 (a)(b)	900	885
4.45%, 1/25/26 (a)(b)	1,500	1,504
Galton Funding Mortgage Trust,
3.50%, 11/25/57 (a)(b)	139	141
4.00%, 2/25/59 (a)(b)	93	94
GCAT Trust
2.65%, 10/25/68 (a)(b)	441	457
Gosforth Funding PLC
3 Month USD LIBOR + 0.45%, 0.66%, 8/25/60 (a)(b)	153	153
Government National Mortgage Association,
1 Month USD LIBOR + 0.28%, 0.42%, 5/20/63 (b)	13	13
1 Month USD LIBOR + 0.45%, 0.59%, 5/20/62 (b)	1	1
1 Month USD LIBOR + 0.60%, 0.74%, 1/20/64 (b)	161	161
Headlands Residential LLC
3.97%, 6/25/24 (a)	200	201
Homeward Opportunities Fund Trust
3.23%, 8/25/25 (a)	1,200	1,202
Imperial Fund Mortgage Trust 2020-NQM1
1.38%, 10/25/55 (a)(b)	1,140	1,145
Lanark Master Issuer PLC,
3 Month USD LIBOR + 0.42%, 0.68%, 12/22/69 (b)	378	378
3 Month USD LIBOR + 0.77%, 1.03%, 12/22/69 (a)(b)	324	325

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

2.28%, 12/22/69 (a)(b)	360	366
LHOME Mortgage Trust
3.23%, 10/25/24 (a)	235	237
Mello Warehouse Securitization Trust,
1 Month USD LIBOR + 0.80%, 0.95%, 11/25/53 (a)(b)	840	840
1 Month USD LIBOR + 0.90%, 1.05%, 10/25/53 (a)(b)	1,440	1,443
New Residential Mortgage Loan Trust,
3.23%, 8/25/60 (a)	190	191
3.75%, 5/28/52 – 8/25/55(a)(b)	210	226
4.00%, 9/25/57 (a)(b)	419	454
NRPL Trust
4.25%, 7/25/67 (a)	534	539
NYMT Loan Trust
2.94%, 10/25/60 (a)(b)	785	790
OBX Trust
4.00%, 7/25/58 (a)(b)	227	231
Oceanview Mortgage Loan Trust
1.73%, 5/28/50 (a)(b)	786	794
Pepper Residential Securities Trust,
1 Month USD LIBOR + 0.88%, 1.03%, 1/16/60 (a)(b)	207	206
1 Month USD LIBOR + 0.93%, 1.08%, 3/12/61 (a)(b)	506	505
1 Month USD LIBOR + 1.00%, 1.10%, 6/20/60 (a)(b)	249	249
1 Month USD LIBOR + 0.95%, 1.11%, 8/18/60 (a)(b)	240	240
Preston Ridge Partners LLC,
2.86%, 9/25/25 (a)	1,136	1,147
3.10%, 11/25/25 (a)	1,370	1,380
PRPM LLC
3.50%, 10/25/24 (a)(b)	663	672
Resimac,
Series 19-2A
1 Month USD LIBOR + 0.95%, 1.10%, 2/10/51 (a)(b)	474	473
RESIMAC Bastille Trust,
1 Month USD LIBOR + 0.85%, 1.00%, 12/5/59 (a)(b)	179	179
1 Month USD LIBOR + 0.93%, 1.08%, 9/5/57 (a)(b)	332	332
RMF Buyout Issuance Trust,
1.71%, 6/25/30 (a)(b)	579	581
1.72%, 10/25/50 (a)(b)	1,375	1,382
2.16%, 2/25/30 (a)(b)	1,431	1,436
Seasoned Credit Risk Transfer Trust
3.00%, 2/25/59	792	835
Sequoia Mortgage Trust
1 Month USD LIBOR + 0.62%, 0.77%, 8/20/34 (b)	153	151
Silver Hill Trust
3.10%, 11/25/49 (a)(b)	1,074	1,114
TVC Mortgage Trust
3.47%, 9/25/24 (a)	300	303
Vista Point Securitization Trust
1.76%, 3/25/65 (a)(b)	1,036	1,046
		31,612
Sovereign (0.5%)
Korea Development Bank (The)
3.00%, 3/19/22	410	423
Korea National Oil Corp.
0.88%, 10/5/25 (a)	1,680	1,692
		2,115
Supranational (0.6%)
Corp. Andina de Fomento,
1.63%, 9/23/25	1,750	1,778

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

2.38%, 5/12/23	1,170	1,213
		2,991
Total Fixed Income Securities (Cost $414,985)		421,757

	Shares
Investment Company (3.0%)
iShares Short-Term Corporate Bond ETF (Cost $13,471)	245,000	13,517

Short-Term Investments (3.0%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $5,099)	5,098,659	5,099

	Face Amount (000)
U.S. Treasury Securities (1.4%)
U.S. Treasury Bill
0.09%, 6/3/21 (e)	$1,350	1,350
U.S. Treasury Notes
0.13%, 7/31/22	4,810	4,810
Total U.S. Treasury Securities (Cost $6,157)		6,160

Corporate Bond (0.5%)
Industrial (0.5%)
General Motors Financial Co., Inc.
4.20%, 11/6/21 (Cost $2,057)	2,000	2,062
Total Short-Term Investments (Cost $13,313)		13,321
Total Investments (99.6%) (Cost $441,769) (f)(g)(h)		448,595
Other Assets in Excess of Liabilities (0.4%)		1,618
Net Assets (100.0%)		$450,213

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Floating or variable rate securities: The rates disclosed are as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c)	When-issued security.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2020, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Funds.
(e)	Rate shown is the yield to maturity at December 31, 2020.
(f)	Securities are available for collateral in connection with purchase of when-issued security and futures contracts.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2020, the Fund did not engage in any cross-trade transactions.

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

(h)	At December 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,256,000 and the aggregate gross unrealized depreciation is approximately $544,000, resulting in net unrealized appreciation of approximately $6,712,000.
@	Face Amount/Value is less than $500.
CMT	Constant Maturity Treasury Note Rate.
ETF	Exchange Traded Fund.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.
USD	United States Dollar.

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2020:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	451	Mar-21	$90,200	$99,660	$92

Short:
U.S. Treasury 5 yr. Note	777	Mar-21	(77,700)	(98,029)	(206)
					$(114)

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	32.3%
Finance	31.6
Asset-Backed Securities	14.9
Other*	11.2
Mortgages - Other	7.0
Short-Term Investments	3.0
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open long/short futures contracts with a value of approximately $197,689,000 and net unrealized depreciation of approximately $114,000.

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (95.8%)
Asset-Backed Securities (29.8%)
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates,
1 Month USD LIBOR + 1.73%, 1.87%, 10/25/34 (a)		$39	$39
American Homes 4 Rent Trust,
5.64%, 4/17/52 (b)		100	112
Ameriquest Mortgage Securities, Inc.,
1 Month USD LIBOR + 2.10%, 2.25%, 5/25/34 (a)		222	227
AMSR Trust,
3.87%, 1/19/39 (b)		200	204
Bayview Financial Revolving Asset Trust,
1 Month USD LIBOR + 0.93%, 1.08%, 2/28/40 (a)(b)		113	107
BCMSC Trust,
7.51%, 1/15/29 (a)		116	112
Cascade Funding Mortgage Trust,
3.40%, 4/25/30 (a)(b)		79	80
4.49%, 12/25/29 (a)(b)		205	204
CFMT 2020-HB3 LLC,
4.08%, 5/25/30 (a)(b)		200	201
CFMT 2020-HB4 LLC,
2.72%, 12/26/30 (a)(b)		100	100
Chase Funding Loan Acquisition Trust,
5.50%, 8/25/34		27	28
Conn's Receivables Funding LLC,
3.62%, 6/17/24 (b)		100	100
4.60%, 6/17/24 (b)		400	401
Consumer Loan Underlying Bond Credit Trust,
3.48%, 12/15/26 (b)		100	101
Credit-Based Asset Servicing & Securitization LLC,
1 Month USD LIBOR + 0.75%, 0.90%, 2/25/33 (a)		59	58
1 Month USD LIBOR + 1.46%, 1.60%, 5/25/32 (a)		28	29
DT Auto Owner Trust,
5.33%, 11/17/25 (b)		100	106
ECAF I Ltd.,
4.95%, 6/15/40 (b)		235	215
EquiFirst Mortgage Loan Trust,
1 Month USD LIBOR + 2.18%, 2.32%, 10/25/34 (a)		44	45
European Residential Loan Securitisation,
1 Month EUR EURIBOR + 2.00%, 1.43%, 7/24/54 (a)	EUR	171	206
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (b)		$190	183
Finance of America HECM Buyout,
2.72%, 2/25/30 (a)(b)		200	200
3.09%, 7/25/30 (a)(b)		100	101
Financial Asset Securities Corp.,
1 Month USD LIBOR + 0.38%, 0.53%, 2/27/35 (a)(b)		19	18
FREED ABS Trust,
3.19%, 11/18/26 (b)		100	101
Goodgreen Trust,
2.63%, 4/15/55 (b)		195	199
GSAA Home Equity Trust,
6.00%, 11/25/36		22	12
GSAMP Trust,
1 Month USD LIBOR + 0.32%, 0.63%, 3/25/46 (a)		100	98
Home Partners of America Trust,
3.60%, 9/17/39 (b)		95	99
Loanpal Solar Loan 2020-2 Ltd.,
2.75%, 7/20/47 (b)		187	195

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Loanpal Solar Loan 2021-1 Ltd.,
2.29%, 1/20/48 (b)(c)		200	202
Loanpal Solar Loan Ltd.,
2.47%, 12/20/47 (b)		195	197
MACH 1 Cayman Ltd.,
3.47%, 10/15/39 (b)		220	213
MFA LLC,
4.16%, 7/25/48 (b)		100	100
Mosaic Solar Loan Trust,
2.10%, 4/20/46 (b)		179	183
Nationstar Home Equity Loan Trust,
1 Month USD LIBOR + 0.25%, 0.40%, 4/25/37 (a)		5	5
New Residential Mortgage LLC,
5.44%, 6/25/25 (b)		260	266
Newday Funding PLC,
1 Month GBP SONIA + 2.40%, 2.45%, 9/15/27 (a)(b)	GBP	100	134
Newtek Small Business Loan Trust,
1 Month USD LIBOR + 1.70%, 1.85%, 2/25/44 (a)(b)		$134	130
Ownit Mortgage Loan Trust,
1 Month USD LIBOR + 0.27%, 0.42%, 3/25/37 (a)		46	44
PNMAC GMSR Issuer Trust,
1 Month USD LIBOR + 2.65%, 2.80%, 8/25/25 (a)(b)		200	193
1 Month USD LIBOR + 2.85%, 3.00%, 2/25/23 (a)(b)		250	248
Progress Residential Trust,
3.68%, 10/17/36 (b)		200	205
4.38%, 3/17/35 (b)		100	101
Prosper Marketplace Issuance Trust,
5.50%, 10/15/24 (b)		84	84
ReadyCap Lending Small Business Loan Trust,
Daily U.S. Prime Rate - 0.50%, 2.65%, 12/27/44 (a)(b)		79	75
Republic FInance Issuance Trust,
3.93%, 11/22/27 (b)		100	101
SFS Asset Securitization LLC,
4.24%, 6/10/25 (b)		153	153
Skopos Auto Receivables Trust,
3.63%, 9/16/24 (b)		100	102
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 0.04%, 1/25/40 (a)	EUR	300	339
Small Business Origination Loan Trust,
3.83%, 12/15/27 (a)	GBP	72	61
Sprite Ltd.,
4.25%, 12/15/37 (b)		$161	153
Stanwich Mortgage Loan Trust,
3.48%, 11/16/24 (b)		201	202
START Ireland,
4.09%, 3/15/44 (b)		157	154
Tricon American Homes Trust,
5.10%, 1/17/36 (b)		200	209
Truman Capital Mortgage Loan Trust,
1 Month USD LIBOR + 2.55%, 2.70%, 1/25/34 (a)(b)		31	31
1 Month USD LIBOR + 2.78%, 2.92%, 11/25/31 (a)(b)		35	35
Upgrade Receivables Trust,
3.51%, 10/15/25 (b)		100	101
VCAT LLC,
3.57%, 11/25/49 (a)(b)		43	43
			7,945

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Collateralized Mortgage Obligation - Agency Collateral Series (0.0%)
Government National Mortgage Association,
IO
0.76%, 8/20/58 (a)		298	7

Commercial Mortgage-Backed Securities (4.5%)
GS Mortgage Securities Corp. Trust,
1 Month USD LIBOR + 2.20%, 2.36%, 10/15/36 (a)(b)		100	94
GS Mortgage Securities Trust,
4.33%, 2/10/48 (a)(b)		100	90
4.69%, 6/10/47 (a)		50	50
MFT Trust,
3.28%, 8/10/40 (a)(b)		180	188
3.48%, 2/10/42 (a)(b)		250	236
MKT 2020-525M Mortgage Trust,
2.94%, 2/12/40 (a)(b)		250	231
Multifamily Connecticut Avenue Securities Trust,
1 Month USD LIBOR + 1.70%, 1.85%, 10/15/49 (a)(b)		92	90
Natixis Commercial Mortgage Securities Trust,
4.30%, 10/15/36 (b)		150	143
Wells Fargo Commercial Mortgage Trust,
4.15%, 5/15/48 (a)		75	74
			1,196
Corporate Bonds (44.2%)
Communications (0.2%)
TEGNA, Inc.,
4.63%, 3/15/28 (b)		45	46

Finance (23.7%)
ABN Amro Bank N.V.,
4.75%, 7/28/25 (b)		200	231
Aon Corp.,
2.20%, 11/15/22		50	52
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (b)		50	51
Bank of America Corp.,
2.46%, 10/22/25		250	267
3.25%, 10/21/27		350	392
Barclays PLC,
2.85%, 5/7/26		200	215
Belrose Funding Trust,
2.33%, 8/15/30 (b)		125	129
BNP Paribas SA,
1.13%, 6/11/26	EUR	100	128
Brown & Brown, Inc.,
2.38%, 3/15/31		$75	79
4.20%, 9/15/24		50	56
Citigroup, Inc.,
0.78%, 10/30/24		125	126
1.68%, 5/15/24		250	258
5.50%, 9/13/25		225	271
CNO Financial Group, Inc.,
5.25%, 5/30/29		125	151
Cooperatieve Rabobank UA,
2.50%, 5/26/26	EUR	100	123
Credit Agricole SA,
1.38%, 3/13/25		100	129
Crown Castle International Corp.,
3.30%, 7/1/30		$25	28

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

DBS Group Holdings Ltd.,
1.50%, 4/11/28	EUR	100	125
Deutsche Bank AG,
3.15%, 1/22/21		$100	100
Discover Financial Services,
3.95%, 11/6/24		25	28
Equitable Holdings, Inc.,
3.90%, 4/20/23		250	269
ERP Operating LP,
4.15%, 12/1/28		100	119
Goldman Sachs Group, Inc. (The),
2.00%, 11/1/28	EUR	100	139
4.25%, 10/21/25		$125	143
Intesa Sanpaolo SpA,
6.50%, 2/24/21 (b)		125	126
Iron Mountain, Inc.,
4.88%, 9/15/29 (b)		75	79
Itau Unibanco Holding SA,
2.90%, 1/24/23 (b)		250	256
JPMorgan Chase & Co.,
1.76%, 11/19/31		125	126
Kimco Realty Corp.,
2.70%, 10/1/30		125	135
LeasePlan Corp.,
2.88%, 10/24/24 (b)		200	212
Macquarie Bank Ltd.,
2.10%, 10/17/22 (b)		150	155
Metropolitan Life Global Funding I,
0.95%, 7/2/25 (b)		150	152
National Bank of Canada,
0.55%, 11/15/24		250	251
PNC Financial Services Group, Inc. (The),
2.20%, 11/1/24		225	239
Post Holdings, Inc.,
5.50%, 12/15/29 (b)		25	27
Prologis LP,
1.25%, 10/15/30		150	149
Shinhan Financial Group Co. Ltd.,
1.35%, 1/10/26 (b)		200	203
SVB Financial Group,
3.13%, 6/5/30		125	141
Transurban Finance Co. Pty Ltd.,
2.45%, 3/16/31 (b)		100	105
USAA Capital Corp.,
1.50%, 5/1/23 (b)		150	154
Visa, Inc.,
0.75%, 8/15/27		75	75
Vonovia Finance BV,
4.00%, 12/17/21 (d)	EUR	100	126
			6,320
Industrials (19.0%)
AbbVie, Inc.,
2.95%, 11/21/26		$175	194
3.60%, 5/14/25		125	139
Albertsons Cos., Inc./Safeway, Inc./New Albertson's, Inc./Albertson's LLC,
5.75%, 3/15/25		4	4
Alphabet, Inc.,
1.10%, 8/15/30		125	123

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

American Axle & Manufacturing, Inc.,
6.50%, 4/1/27		75	79
Aviation Capital Group LLC,
4.38%, 1/30/24 (b)		250	264
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.75%, 7/15/27 (b)		49	50
Baidu, Inc.,
1.72%, 4/9/26		200	203
Berry Global, Inc.,
4.50%, 2/15/26 (b)		25	26
Boyd Gaming Corp.,
4.75%, 12/1/27		40	42
CSX Corp.,
2.40%, 2/15/30		75	81
Diamond Sports Group LLC/Diamond Sports Finance Co.,
6.63%, 8/15/27 (b)		75	46
Ford Motor Credit Co., LLC,
3.10%, 5/4/23		200	202
Garda World Security Corp.,
9.50%, 11/1/27 (b)		50	55
Global Partners LP/GLP Finance Corp.,
7.00%, 8/1/27		50	54
Grifols SA,
2.25%, 11/15/27 (b)	EUR	100	124
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
7.38%, 12/15/23 (b)		$75	76
Hanesbrands, Inc.,
4.88%, 5/15/26 (b)		75	82
HCA, Inc.,
4.13%, 6/15/29		125	145
Hudbay Minerals, Inc.,
7.63%, 1/15/25 (b)		75	78
Johnson Controls International plc/Tyco Fire & Security Finance SCA,
1.75%, 9/15/30		50	51
Koppers, Inc.,
6.00%, 2/15/25 (b)		75	77
Level 3 Financing, Inc.,
3.40%, 3/1/27 (b)		225	246
Lions Gate Capital Holdings LLC,
5.88%, 11/1/24 (b)		25	26
Mauser Packaging Solutions Holding Co.,
7.25%, 4/15/25 (b)		25	25
MDC Partners, Inc.,
6.50%, 5/1/24 (b)		75	76
Mosaic Co. (The),
4.25%, 11/15/23		125	137
Navistar International Corp.,
6.63%, 11/1/25 (b)		75	79
NortonLifeLock, Inc.,
5.00%, 4/15/25 (b)		75	77
NXP BV/NXP Funding LLC/NXP USA, Inc.,
3.40%, 5/1/30 (b)		125	142
Oceaneering International, Inc.,
6.00%, 2/1/28		75	67
Q-Park Holding I BV,
1.50%, 3/1/25 (b)	EUR	100	118
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (b)		$75	77
Royalty Pharma PLC,
1.20%, 9/2/25 (b)		125	127

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Sabine Pass Liquefaction LLC,
4.20%, 3/15/28		130	149
Sally Holdings LLC/Sally Capital, Inc.,
5.63%, 12/1/25		75	77
Select Medical Corp.,
6.25%, 8/15/26 (b)		75	81
Silgan Holdings, Inc.,
2.25%, 6/1/28	EUR	100	124
Sotheby's,
7.38%, 10/15/27 (b)		$200	215
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 9/20/29 (b)		200	217
Standard Industries, Inc.,
2.25%, 11/21/26 (b)	EUR	100	124
Thermo Fisher Scientific, Inc.,
4.13%, 3/25/25		$325	370
Verizon Communications, Inc.,
3.88%, 2/8/29		200	236
Western Midstream Operating LP,
4.10%, 2/1/25		75	77
Wolverine World Wide, Inc.,
5.00%, 9/1/26 (b)		25	26
			5,088
Utilities (1.3%)
Greenko Investment Co.,
4.88%, 8/16/23		200	205
ONEOK, Inc.,
3.40%, 9/1/29		125	134
			339
			11,793
Mortgages - Other (12.7%)
Alba PLC,
3 Month GBP LIBOR + 0.50%, 0.54%, 3/17/39 (a)	GBP	32	40
Alternative Loan Trust,
4.16%, 3/25/35 (a)		$23	22
5.75%, 3/25/34		30	30
PAC
1 Month USD LIBOR + 0.45%, 0.60%, 10/25/36 (a)		36	15
Banc of America Alternative Loan Trust,
5.71%, 10/25/36 (a)		67	29
Banc of America Mortgage Trust,
3.23%, 6/25/35 (a)		101	98
4.22%, 3/25/33 (a)		19	19
Bear Stearns ARM Trust,
2.77%, 8/25/33 (a)		116	116
3.25%, 2/25/36 (a)		25	26
Bear Stearns Trust,
3.06%, 4/25/35 (a)		27	22
Cascade Funding Mortgage Trust,
2.80%, 6/25/69 (a)(b)		169	171
4.00%, 10/25/68 (a)(b)		227	229
5.80%, 6/25/48 (b)		100	100
Citigroup Mortgage Loan Trust,
2.87%, 6/25/36 (a)		20	11
Deephaven Residential Mortgage Trust,
3.49%, 12/26/46 (a)(b)		57	57

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

E-MAC Program BV,
3 Month EURIBOR + 0.17%, 1.45%, 4/25/39 (a)	EUR	65	68
Eurohome Mortgages PLC,
3 Month EURIBOR + 0.21%, 0.00%, 8/2/50 (a)		19	20
FMC GMSR Issuer Trust,
4.45%, 1/25/26 (a)(b)		$100	100
5.07%, 5/25/24 (a)(b)		200	203
Galton Funding Mortgage Trust,
4.00%, 2/25/59 (a)(b)		35	36
GC Pastor Hipotecario 5 FTA,
3 Month EURIBOR + 0.17%, 0.00%, 6/21/46 (a)	EUR	32	35
GSR Mortgage Loan Trust,
2.87%, 12/25/34 (a)		$41	42
HarborView Mortgage Loan Trust,
3.15%, 2/25/36 (a)		26	12
3.23%, 6/19/34 (a)		52	54
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (a)	EUR	63	69
IM Pastor 4 FTA,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/44 (a)		53	60
IndyMac INDX Mortgage Loan Trust,
2.90%, 12/25/34 (a)		$17	17
Lansdowne Mortgage Securities No. 1 PLC,
3 Month EURIBOR + 0.30%, 0.00%, 6/15/45 (a)	EUR	13	14
Lansdowne Mortgage Securities No. 2 PLC,
3 Month EURIBOR + 0.34%, 0.00%, 9/16/48 (a)		37	39
Lehman Mortgage Trust,
6.00%, 7/25/36		$55	40
National City Mortgage Capital Trust,
6.00%, 3/25/38		10	11
Newgate Funding PLC,
3 Month GBP LIBOR + 3.00%, 3.04%, 12/15/50 (a)	GBP	108	140
OBX Trust,
3.50%, 10/25/59 (a)(b)		$60	62
PMC PLS ESR Issuer LLC,
5.07%, 11/25/24 (b)		105	103
PRPM LLC,
3.50%, 10/25/24 (a)(b)		83	84
RBSSP Resecuritization Trust,
2.14%, 12/25/35 (a)(b)		87	87
Reperforming Loan REMIC Trust,
8.50%, 6/25/35 (b)		41	45
ResLoC UK PLC,
3 Month EURIBOR + 0.45%, 0.00%, 12/15/43 (a)	EUR	97	108
RMF Buyout Issuance Trust,
2.62%, 10/25/50 (a)(b)		$100	100
Seasoned Credit Risk Transfer Trust,
3.75%, 9/25/55 (a)(b)		150	151
4.75%, 5/25/57 (a)		100	102
4.75%, 7/25/58 (a)(b)		200	207
Silver Hill Trust,
3.10%, 11/25/49 (a)(b)		124	128
STARM Mortgage Loan Trust,
2.97%, 1/25/37 (a)		14	14
Uropa Securities PLC,
3 Month GBP LIBOR + 0.55%, 0.59%, 6/10/59 (a)	GBP	76	95
3 Month GBP LIBOR + 0.55%, 0.60%, 10/10/40 (a)		86	104
3 Month GBP LIBOR + 0.75%, 0.79%, 6/10/59 (a)		35	43

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Washington Mutual MSC Mortgage Pass-Through Certificates,
5.50%, 3/25/33		$20	21
			3,399
Sovereign (4.6%)
Australia Government Bond,
2.75%, 11/21/28	AUD	1	1
Brazil Notas do Tesouro Nacional Series F,
10.00%, 1/1/29	BRL	300	70
Ghana Government International Bond,
8.13%, 1/18/26		$200	225
Guatemala Government Bond,
4.88%, 2/13/28		200	231
Hellenic Republic Government Bond,
3.38%, 2/15/25 (b)	EUR	115	159
3.45%, 4/2/24 (b)		40	54
Indonesia Treasury Bond,
6.13%, 5/15/28	IDR	635,000	46
8.25%, 5/15/29		465,000	38
Peruvian Government International Bond,
(Units)
5.40%, 8/12/34 (b)(e)	PEN	60	18
Senegal Government International Bond,
6.25%, 5/23/33		$200	225
Ukraine Government International Bond,
7.75%, 9/1/23		150	165
			1,232
Total Fixed Income Securities (Cost $24,849)			25,572

Shares
Short-Term Investments (4.6%)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (f) (Cost $973)	973,030	973

	Face Amount (000)
U.S. Treasury Security (1.0%)
U.S. Treasury Bill
0.09%, 6/3/21 (g)(h) (Cost $255)	$255	255
Total Short-Term Investments (Cost $1,228)		1,228
Total Investments (100.4%) (Cost $26,077) (i)(j)(k)		26,800
Liabilities in Excess of Other Assets (-0.4%)		(98)
Net Assets (100.0%)		$26,702

(a)	Floating or variable rate securities: The rates disclosed are as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

(c)	When-issued security.
(d)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2020.
(e)	Consists of one or more classes of securities traded together as a unit.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2020, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(g)	Rate shown is the yield to maturity at December 31, 2020.
(h)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(i)	Securities are available for collateral in connection with purchase of when issued security, open foreign currency forward exchange contracts and futures contracts and swap agreement.
(j)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2020, the Fund did not engage in any cross-trade transactions.
(k)	At December 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,121,000 and the aggregate gross unrealized depreciation is approximately $321,000, resulting in net unrealized appreciation of approximately $800,000.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at December 31, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Depreciation (000)
BNP Paribas SA		$21	EUR	17	2/26/21	$	(— @ )
Goldman Sachs International	EUR	1,967		$2,336	2/26/21		(70)
JPMorgan Chase Bank NA	BRL	367		$68	2/26/21		(3)
JPMorgan Chase Bank NA	GBP	483		$645	2/26/21		(16)
JPMorgan Chase Bank NA	IDR	1,132,494		$79	2/26/21		(1)
JPMorgan Chase Bank NA	PEN	65		$18	2/26/21		—@
JPMorgan Chase Bank NA		$13	GBP	10	2/26/21		—@
UBS AG		$3	GBP	2	2/26/21		—@
							$(90)

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2020:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Short:
U.S. Treasury 10 yr. Note (United States)	1	Mar-21		$(100)	$(138)	$	(— @ )
German Euro Bund (Germany)	2	Mar-21	EUR	(200)	(434)		—@
U.S. Treasury 5 yr. Note (United States)	16	Mar-21		$(1,600)	(2,019)		(4)
U.S. Treasury Ultra Long Bond (United States)	4	Mar-21		(400)	(625)		2
							$(2)

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at December 31, 2020:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Received (000)	Unrealized Appreciation (000)
Morgan Stanley & Co. LLC*
CDX.NA.HY.34	NR	Sell	5.00%	Quarterly	6/20/25	$1,219	$115	$(54)	$169

@	—	Value is less than $500.
†	—	Credit rating as issued by Standard & Poor’s.
*	—	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
NR	—	Not rated.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
PEN	—	Peruvian Nuevo Sol
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Asset-Backed Securities	29.6%
Finance	23.6
Industrials	19.0
Mortgages - Other	12.7
Other**	10.5
Short-Term Investments	4.6
Total Investments	100.0	%***

**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open short futures contracts with a value of approximately $3,216,000 and net unrealized depreciation of approximately $2,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $90,000 and does not include an open swap agreement with total unrealized appreciation of approximately $169,000.

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)

	Face Amount (000)	Value (000)
Certificates of Deposit (24.8%)
Domestic Banks (2.3%)
Credit Suisse NY,
0.34%, 12/27/21	$150,000	$150,016
0.50%, 4/1/21	150,000	150,113
1.50%, 4/30/21	125,000	125,532
		425,661
International Banks (22.5%)
Banque Federative du Credit Mutuel SA
1.94%, 1/6/21	135,000	134,997
Barclays Bank PLC,
1.05%, 2/19/21	80,000	80,097
1.10%, 2/1/21	125,000	125,104
Canadian Imperial Bank of Commerce
0.43%, 8/3/21	205,000	205,227
Credit Industriel et Commercial,
1.88%, 1/19/21	175,000	174,987
1.93%, 1/29/21	200,000	199,978
Credit Suisse AG,
0.34%, 12/28/21 (a)	125,000	125,000
0.34%, 12/28/21	100,000	100,011
National Bank of Kuwait Sakp,
0.37%, 3/24/21	250,000	250,037
0.40%, 5/10/21 – 5/14/21	550,000	550,076
Natixis NY
0.34%, 11/16/21	300,000	300,061
Oversea Chinese Banking Corporation Ltd
0.21%, 1/21/21	150,000	150,004
Qatar National Bank,
0.60%, 12/9/21 – 12/17/21	345,000	343,366
0.68%, 9/15/21	220,000	219,377
0.70%, 8/6/21	115,000	114,755
2.30%, 1/4/21	200,000	199,998
Sumitomo Mitsui Trust Bank Ltd.,
0.29%, 7/2/21	300,000	300,027
0.30%, 3/24/21	125,000	124,939
Toronto Dominion Bank
0.25%, 3/30/21	250,000	250,012
UBS AG Stamford Branch,
1.54%, 2/8/21	150,000	150,227
		4,098,280
Total Certificates of Deposit (Cost $4,521,016)		4,523,941
Commercial Paper (b) (33.4%)
Asset-Backed Diversified Financial Services (3.5%)
Chesham Finance LLC,
0.12%, 1/4/21	549,000	548,992
Collateralized Commercial Paper FLEX Cp. LLC,
0.26%, 6/17/21	10,000	9,987
0.33%, 11/17/21 (c)	52,000	51,856
Collateralized Commercial Paper V Co.
0.32%, 9/14/21	32,000	31,932
		642,767

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Automobiles (1.8%)
American Honda Finance Corp.,
0.39%, 3/16/21	110,000	109,923
0.45%, 3/22/21	10,000	9,992
0.47%, 3/26/21	60,400	60,351
		180,266
Toyota Credit Canada, Inc.,
0.40%, 4/15/21 – 4/23/21	140,000	139,910
		320,176
Consumer Non-Cyclical (0.3%)
LVMH Moet Hennessy Louis Vuitton Inc.,
0.30%, 12/17/21	41,000	40,898
0.38%, 7/12/21	10,000	9,988
		50,886
Diversified Financial Services (0.9%)
Intercontinental Exchange Inc.,
0.40%, 5/26/21 – 6/29/21	72,250	72,123
0.40%, 6/7/21 (c)	18,100	18,069
0.42%, 6/23/21 – 6/30/21	69,000	68,860
		159,052
Domestic Bank (0.5%)
Suncorp-Metway Ltd.
0.25%, 3/23/21	95,000	94,930
		94,930
Energy (3.1%)
Black Hills Corp.
0.11%, 1/4/21	12,000	12,000
Shell International Finance B.V.,
1.93%, 2/3/21	55,975	55,967
2.24%, 1/26/21 – 1/27/21	300,000	299,973
2.55%, 1/19/21	200,000	199,991
		567,931
Finance (2.5%)
Goldman Sachs International,
0.25%, 3/25/21	250,000	249,886
0.35%, 12/22/21	186,000	185,415
Simon Property Group LP
0.32%, 1/27/21	21,069	21,067
		456,368
Insurance (0.3%)
Pricoa Short Term Funding LLC,
0.30%, 9/15/21 – 11/16/21	60,000	59,900

International Banks (20.5%)
Australia and New Zealand Banking Group Ltd.
0.26%, 6/15/21	119,950	119,848
Barclays Bank PLC
0.40%, 2/5/21 (c)	175,000	174,964
BPCE SA
0.46%, 3/19/21	160,000	159,929

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Fidelity National Information Services, Inc.,
0.30%, 1/13/21 – 1/15/21 (c)	183,000	182,989
HSBC Bank PLC
0.60%, 5/18/21	50,000	49,961
Jyske Bank A/S,
0.30%, 2/22/21 – 3/15/21	200,000	199,922
0.31%, 1/11/21 – 2/16/21	175,000	174,971
0.33%, 2/26/21 – 3/8/21	100,000	99,962
0.35%, 2/18/21	150,000	149,958
0.39%, 3/10/21	200,000	200,234
0.41%, 2/24/21	50,000	50,047
Macquarie Bank Ltd.,
0.27%, 3/31/21	395,000	394,763
0.35%, 11/22/21 – 11/23/21	218,000	217,484
Nationwide Building Society,
0.25%, 1/25/21	300,000	299,966
0.27%, 2/8/21	200,000	199,960
Oversea Chinese Banking Corporation Ltd,
0.25%, 3/30/21 – 3/31/21	170,000	169,891
Societe Generale,
0.07%, 1/4/21	150,000	149,998
0.37%, 12/16/21 (c)	533,000	531,105
Toronto Dominion Bank
0.25%, 3/29/21	200,000	199,893
		3,725,845
Total Commercial Paper (Cost $6,076,009)		6,077,855
Corporate Bonds (3.2%)
Diversified Financial Services (0.3%)
JPMorgan Chase & Co.,
2.55%, 3/1/21	45,609	45,682
4.63%, 5/10/21	9,150	9,291
Sumitomo Mitsui Financial Group, Inc.
2.06%, 7/14/21	3,174	3,203
		58,176
Domestic Banks (2.4%)
Bank of America Corp.
2.63%, 4/19/21	59,691	60,110
Bank of New York Mellon Corp. (The)
2.05%, 5/3/21	3,983	4,001
Wells Fargo & Co.,
2.10%, 7/26/21	48,982	49,480
2.50%, 3/4/21	161,215	161,763
4.60%, 4/1/21	167,024	168,792
		444,146
International Banks (0.5%)
ABN AMRO Bank
2.65%, 1/19/21 (c)	32,581	32,612
BPCE SA
2.65%, 2/3/21	6,600	6,612
Mizuho Financial Group, Inc.
2.27%, 9/13/21	49,744	50,413
		89,637
Total Corporate Bonds (Cost $591,487)		591,959

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Floating Rate Notes (d) (12.7%)
Automobiles (0.9%)
Toyota Motor Credit Corp.,
SOFR + 0.23%, 0.33%, 12/13/21 (c)	165,000	165,102
		165,102
Diversified Financial Services (0.0%)
Sumitomo Mitsui Financial Group, Inc.,
3 Month USD LIBOR + 1.14%, 1.36%, 10/19/21	2,000	2,017

Domestic Banks (3.9%)
First Abu Dhabi Bank USA,
3 Month USD LIBOR + 0.17%, 0.39%, 12/14/21	375,000	375,053
Mizuho Securities USA LLC,
3 Month USD LIBOR + 0.16%, 0.40%, 9/27/21 (c)	50,000	50,005
3 Month USD LIBOR + 0.19%, 0.40%, 8/23/21	85,000	85,046
3 Month USD LIBOR + 0.15%, 0.38%, 12/10/21	20,000	20,000
1 Month USD LIBOR + 0.28%, 0.43%, 2/16/21	51,000	51,018
Wells Fargo & Co.,
3 Month USD LIBOR + 1.03%, 1.24%, 7/26/21	122,318	122,987
3 Month USD LIBOR + 1.34%, 1.57%, 3/4/21	23,558	23,610
		727,719
Insurance (0.2%)
Metropolitan Life Global Funding I,
SOFR + 0.50%, 0.60%, 5/28/21 (c)	25,000	25,043

International Banks (7.7%)
Bank of Montreal,
3 Month USD LIBOR + 0.13%, 0.36%, 7/6/21	30,000	30,019
Canadian Imperial Bank of Commerce,
3 Month USD LIBOR + 0.10%, 0.32%, 12/13/21	150,000	150,021
3 Month USD LIBOR + 0.16%, 0.39%, 8/6/21	150,000	150,120
HSBC Bank PLC,
3 Month USD LIBOR + 0.40%, 0.62%, 4/28/21 (c)	100,000	100,115
Nordea Bank Abp,
3 Month USD LIBOR + 0.40%, 0.63%, 1/14/21	1,000	1,000
Royal Bank of Canada,
3 Month USD LIBOR + 0.11%, 0.33%, 12/14/21 (c)	75,000	75,017
3 Month USD LIBOR + 0.11%, 0.35%, 12/16/21 (c)	50,000	50,012
Sumitomo Mitsui Banking Corp.,
3 Month USD LIBOR + 0.35%, 0.58%, 7/16/21	17,610	17,637
0.59%, 4/6/21	133,372	133,485
Toyota Motor Finance,
3 Month USD LIBOR + 0.10%, 0.32%, 6/8/21	95,000	95,018
UBS AG London,
3 Month USD LIBOR + 0.12%, 0.36%, 10/14/21 (c)	210,000	210,025
3 Month USD LIBOR + 0.18%, 0.43%, 6/25/21 (c)	390,000	390,141
		1,402,610
Total Floating Rate Notes (Cost $2,321,539)		2,322,491
Repurchase Agreements (23.2%)
ABN Amro Securities LLC, (0.28%, dated 12/31/20, due 1/4/21; proceeds $1,000; fully collateralized by various Corporate Bonds; 0.63% - 4.95% due 9/1/21 - 9/1/50; valued at $1,027)	1,000	1,000
Bank of America Securities, Inc., (0.42%, dated 9/2/20, due 3/6/21; proceeds $175,378; fully collateralized by various Common Stocks and Preferred Stocks; valued at $178,572) (Demand 1/4/21) (d)(e)	175,000	175,000

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Bank of America Securities, Inc., (0.51%, dated 7/27/20, due 7/27/21; proceeds $301,560; fully collateralized by Convertible Bond, 0.00% - 3.38% due 9/15/21 - 9/30/46 and Common Stocks and Preferred Stocks valued at $312,286) (Demand 1/27/21) (d)	300,000	300,000
BMO Capital Markets Corp., (0.19%, dated 12/31/20, due 1/4/21; proceeds $1,000; fully collateralized by various Corporate Bonds; 0.5% - 6.05% due 11/20/35 - 9/15/38; valued at $1,030)	1,000	1,000
BNP Paribas Prime Brokerage, Inc., (0.38%, dated 12/31/20, due 1/4/21; proceeds $255,011; fully collateralized by various Corporate Bonds; 2.91% - 11.50% due 11/15/21 - 10/15/97; valued at $269,334) (e)	255,000	255,000
BNP Paribas Prime Brokerage, Inc., (0.48%, dated 11/16/20, due 2/19/21; proceeds $35,044; fully collateralized by various Corporate Bonds; 2.91% - 9.88% due 8/15/23 - 4/4/79; valued at $37,115) (e)	35,000	35,000
BNP Paribas Securities Corp., (0.48%, dated 12/21/20, due 3/22/21; proceeds $290,352; fully collateralized by various Corporate Bonds; 3.34% - 11.50% due 3/18/21 - 5/1/50; valued at $307,395)	290,000	290,000
Credit Agricole Corporate and Investment Bank, (0.20%, dated 12/1/20, due 1/5/21; proceeds $220,043; fully collateralized by various Corporate Bonds; 2.00% - 4.90% due 1/12/22 - 8/22/37; valued at $231,000) (Demand 1/5/21) (e)	220,000	220,000
Credit Agricole Corporate and Investment Bank, (0.20%, dated 12/10/20, due 1/14/21; proceeds $350,068; fully collateralized by various Corporate Bonds; 0.13% - 6.25% due 5/27/21 - 11/20/50; valued at $367,461) (Demand 1/7/21) (e)	350,000	350,000
Credit Agricole Corporate and Investment Bank, (0.20%, dated 12/11/20, due 2/11/21; proceeds $95,033; fully collateralized by various Corporate Bonds; 2.65% - 4.00% due 2/26/28 - 2/1/30; valued at $99,751) (Demand 1/7/21)	95,000	95,000
Credit Agricole Corporate and Investment Bank, (0.20%, dated 12/14/20, due 2/16/21; proceeds $165,059; fully collateralized by various Corporate Bonds; 2.88% - 4.90% due 2/15/23 - 4/15/29; valued at $173,250) (Demand 1/7/21) (e)	165,000	165,000
Credit Agricole Corporate and Investment Bank, (0.20%, dated 12/21/20, due 2/24/21; proceeds $100,036; fully collateralized by various Corporate Bonds; 2.40% - 5.90% due 9/21/22 - 8/15/29; valued at $105,001) (Demand 1/7/21) (e)	100,000	100,000
JP Morgan Securities LLC, (0.35%, dated 12/31/20, due 1/7/21; proceeds $408,028; fully collateralized by various Common Stocks and Preferred Stocks; valued at $428,417) (e)	408,000	408,000
JP Morgan Securities LLC, (0.46%, dated 8/17/20, due 3/6/21; proceeds $250,642; fully collateralized by Convertible Bond, 0.00% - 3.50% due 3/15/24 - 1/15/31 and Common Stocks and Preferred Stocks valued at $266,155) (Demand 1/4/21) (d)(e)	250,000	250,000
JP Morgan Securities LLC, (0.46%, dated 9/1/20, due 3/6/21; proceeds $100,238; fully collateralized by Convertible Bond, 0.00% - 3.50% due 12/15/25 - 1/15/31 and Common Stocks and Preferred Stocks valued at $106,261) (Demand 1/4/21) (d)(e)	100,000	100,000
Mizuho Securities USA LLC, (0.23%, dated 12/31/20, due 1/4/21; proceeds $5,000; fully collateralized by various Common Stocks; valued at $5,250) (e)	5,000	5,000
Pershing LLC, (0.40%, dated 12/31/20 due 1/4/21; proceeds $100,004; fully collateralized by various Corporate Bonds; 0.62% - 11.5% due 1/7/21 - 2/15/50; valued at $105,810) (e)	100,000	100,000
Scotia Capital USA, Inc., (0.33%, dated 12/31/20, due 1/4/21; proceeds $100,004; fully collateralized by various Corporate Bonds; 0.75% - 5.05% due 11/15/22 - 3/15/51; valued at $105,000) (e)	100,000	100,000
Scotia Capital USA, Inc., (0.33%, dated 12/31/20, due 1/4/21; proceeds $250,009; fully collateralized by various Corporate Bonds; 1.70% - 3.80% due 2/23/21 - 12/1/57; valued at $262,500) (e)	250,000	250,000

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Scotia Capital USA, Inc., (0.43%, dated 12/31/20, due 1/4/21; proceeds $500,024; fully collateralized by various Corporate Bonds; 3.55% - 9.25% due 3/9/21 - 11/15/27; valued at $529,783)	500,000	500,000
Societe Generale, (0.18%, dated 12/31/20, due 1/4/21; proceeds $50,001; fully collateralized by various Corporate Bonds; 1.50% - 2.30% due 1/22/25 - 2/11/25; valued at 52,501)	50,000	50,000
TD Securities (USA) LLC, (0.18%, dated 12/31/20, due 1/4/21; proceeds $109,002; fully collateralized by various Corporate Bonds; 0.85% - 10.75% due 12/1/21 - 8/1/69; valued at 114,451) (e)	109,000	109,000
Wells Fargo Securities LLC, (0.18%, dated 12/31/20, due 1/4/21; proceeds $70,001; fully collateralized by various Corporate Bonds; 0.57% - 5.88% due 1/8/21 - 9/25/50; valued at 73,500) (e)	70,000	70,000
Wells Fargo Securities LLC, (0.46%, dated 11/9/20, due 2/5/21; proceeds $173,195; fully collateralized by various Common Stocks and Preferred Stocks; valued at $181,650) (e)	173,000	173,000
Wells Fargo Securities LLC, (0.48%, dated 12/7/20, due 3/5/21; proceeds $115,135; fully collateralized by various Common Stocks and Preferred Stocks; valued at $120,750) (e)	115,000	115,000
Total Repurchase Agreements (Cost $4,217,000)		4,217,000
Time Deposit (3.0%)
Domestic Bank (3.0%)
National Bank of Canada
0.09%, 1/4/21	539,000	539,000
Total Investments (100.3%) (Cost $18,266,051) (f)(g)		18,272,246
Liabilities in Excess of Other Assets (-0.3%)		(57,384)
Net Assets (100.0%)		$18,214,862

(a)	All or a portion of the security is subject to delayed delivery.
(b)	The rates shown are the effective yields at the date of purchase.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Floating or variable rate securities: The rates disclosed are as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(e)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2020.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2020, the Fund did not engage in any cross-trade transactions.
(g)	At December 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,235,000 and the aggregate gross unrealized depreciation is approximately $40,000, resulting in net unrealized appreciation of approximately $6,195,000.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Commercial Paper	33.3%
Certificates of Deposit	24.7
Repurchase Agreements	23.1
Floating Rate Notes	12.7
Other*	6.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (a) (34.4%)
Blytheville Arkansas Industrial, AR, Development Revenue Variable Refunding Revenue Bonds Nucor Corp. 2002
0.17%, 1/2/33	$8,000	$8,000
Iowa State Finance Authority, IA,
Midwestern Disaster Area Revenue Bonds Archer-Daniels-Midland Company Project Ser 2012
0.10%, 12/1/45	10,000	10,000
Solid Waste Facilities Revenue Bonds, Mid America Energy Company Project, Ser 2016 B (AMT)
0.15%, 12/1/46	6,500	6,500
Solid Waste Facilities Revenue Bonds, Mid America Energy Company Project, Ser 2017
0.14%, 12/1/47	6,500	6,500
Kentucky Economic Development Finance Authority, KY, Catholic Health Initiatives Ser 2004 C
0.16%, 5/1/34	6,000	6,000
Metropolitan Water District of Southern California, CA, Water Ser 2017 E
0.34%, 7/1/37	4,500	4,501
Parish of St. James, State of Louisiana Revenue Bonds, LA, Nucor Steel Louisiana LLC Project, Ser 2010 B-1, Gulf Opportunity Zone Bonds
0.17%, 11/1/40	1,500	1,500
RBC Municipal Products Trust Inc, NA,
Various States Certificates E-140
0.12%, 10/1/24 (b)	2,000	2,000
Various States Certificates E-141
0.12%, 12/1/23 (b)	4,000	4,000
Various States Certificates E-146
0.12%, 11/1/24 (b)	3,000	3,000
RBC Municipal Products Trust, Inc., MO, Health and Educational Facilities Authority of the state of Missouri SSM Health Ser 2019 A Floater Certificates Ser 2019-C17
0.14%, 12/1/39 (b)	2,000	2,000
RBC Municipal Products Trust, Inc., NY, New York City Variable Ser 2006 Subser I-5 Floater Certificates Ser 2019-E-133
0.12%, 5/1/23 (b)	4,000	4,000
Tender Option Bond Trust, TX, Harris County Cultural Education Facilities Financing Corporation Baylor College of Medicine Ser B Puttable Floating Rate Receipts Ser 2019-BAML 5012
0.14%, 11/15/46 (b)	8,255	8,255
Utah Water Finance Agency, UT, Ser 2008 B
0.11%, 10/1/37	13,000	13,000
Washington County, NE, Nebraska Industrial Development Revenue Bonds Ser 2010 B
0.12%, 12/1/40	13,000	13,000
Total Weekly Variable Rate Bonds (Cost $92,255)		92,256
Daily Variable Rate Bonds (a) (7.4%)
Bay County, FL, Florida Industrial Development Revenue Bonds, Ser 2020
0.13%, 6/1/50	8,300	8,300
JP Morgan Chase & Co., OT, Variable Rate Muni Term Preferred- Invesco Value Municipal Income Trust PUTTERs Ser 5027 (AMT)
0.29%, 6/1/21 (b)	6,000	6,000
New York City, NY, Fiscal 2013 Subser A-3
0.10%, 10/1/40	3,800	3,800

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Saint Lucie Solid Waste Disposal Revenues, FL, Florida Power & Light Company Ser 2003
0.16%, 5/1/24	1,900	1,900
Total Daily Variable Rate Bonds (Cost $20,000)		20,000
Closed-End Investment Companies (a) (7.7%)
BlackRock MuniYield Investment Fund, Inc. (MYF), OT, VRDP Ser W-7-594 (AMT)
0.18%, 6/1/41 (b)	4,000	4,000
BlackRock MuniYield Quality Fund III, Inc. (MYI), OT, VRDP Ser W-7 (AMT)
0.18%, 6/1/41 (b)	2,400	2,400
Nuveen AMT-Free Municipal Credit Income Fund MFP Share, NY, Ser B
0.52%, 3/1/29 (b)	5,000	5,000
Nuveen New York AMT Free Quality Municipal Income Fund 800, NY, Ser E (AMT)
0.52%, 5/1/47 (b)	5,000	5,000
Nuveen Quality Municipal Income Fund, NY, Ser 2-2525 (AMT)
0.19%, 9/11/26 (b)	2,400	2,400
Western Asset Managed Municipals Fund Inc, OT, VRDP Ser 1 (AMT)
0.18%, 3/4/45 (b)	2,000	2,000
Total Closed-End Investment Companies (Cost $20,800)		20,800
Floating Rate Notes (a) (5.7%)
Michigan Finance Authority, MI, Hospital Refunding Bonds McLaren Health Care Ser 2015-D2
0.59%, 10/15/38	7,500	7,503
New York City Cultural Resources Trust, NY, American Museum of Natural History Ser 2014 B1
0.29%, 4/1/44	7,225	7,223
The Black Belt Energy Gas District Gas Supply Revenue Bonds, AL, Ser 2016A
4.00%, 7/1/46	500	506
Total Floating Rate Notes (Cost $15,231)		15,232
Quarterly Variable Rate Bonds (a) (10.1%)
Franklin County, OH, CHE Trinity Health Credit Group Ser 2013
0.30%, 12/1/46	4,000	4,000
Idaho Health Facilities Authority, ID, Hospital Revenue Bonds CHE Trinity Health Credit Group, Ser 2013
0.22%, 12/1/48	2,000	2,000
Indiana Finance Authority, IN, Economic Development Refunding Revenue Bonds Ser 2010 A (AMT)
0.25%, 5/1/34	3,000	3,000
Miami-Dade County Industrial Development Authority, FL, Solid Waste Disposal Revenue Bonds Ser 2007
0.45%, 9/1/27	5,000	5,004
Solid Waste Management, Inc. of Florida Ser 2011 (AMT)
0.55%, 11/1/41	2,250	2,252
Pennsylvania Economic Development Financing Authority, PA, Ser 2019A (AMT)
0.30%, 4/1/34	1,000	1,000
Public Finance Authority, WI, Solid Waste Disposal Refunding Revenue Bonds Ser 2017 A-3
0.30%, 9/1/27	5,500	5,500
The Industrial Development Authority of The City of Phoenix, AZ, Solid Waste Disposal Revenue Refunding Bonds Ser 2013
0.30%, 12/1/35	4,500	4,500
Total Quarterly Variable Rate Bonds (Cost $27,250)		27,256

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

Semi-Annual Variable Rate Bonds (a) (7.1%)
Mississippi Business Finance Corporation Gulf Opportunity Zone Bonds, MI, National Rural Utilities Coast Electric Power Association Project Ser 2007C
0.30%, 5/1/37	7,500	7,503
RBC Municipal Products Trust, Inc., CO, City and County of Denver Airport System – Subordinate Bonds Floater Certificates Ser 2019-G114
0.34%, 12/1/26 (b)	6,000	6,000
RBC Municipal Products Trust, Inc., FL, Broward County Port Facilities Revenue Ser B Floater Certificates Ser 2019-G115
0.34%, 9/1/27 (b)	4,000	4,000
RBC Municipal Products Trust, Inc., SC, Partners Healthcare System Adjustable Ser 2019 T-2 Floater Certificates Ser 2018-E-130
0.29%, 10/1/25 (b)	1,500	1,500
Total Semi-Annual Variable Rate Bonds (Cost $19,000)		19,003
Commercial Paper (c) (18.8%)
JEA FLA Electric System Revenue, FL, IAM Commercial Paper
3/A2 Subser 2000-F-1 117
0.28%, 1/6/21	10,000	10,000
3/A2 Subser 2000-F-2 316
0.18%, 1/6/21	3,000	3,000
Lincoln Nebraska, NE, Electric System Revenue IAM Commercial Paper, 3/A2 Ser 1995
0.17%, 3/8/21	5,000	5,000
Mercer County, ND, Pollution Control Revenue IAM Commercial Paper Notes, 3/A2 Ser 2009
0.22%, 1/4/21 - 1/20/21	13,000	13,000
San Antonio Texas, TX, Electric and Gas Revenue IAM Commercial Paper Notes 3/A2 Ser B
0.19%, 1/28/21	4,000	4,000
Texas, TX, A&M University Revenue IAM Commercial Paper, Notes 3/A2 Ser B
0.20%, 4/6/21	10,000	10,001
York County, SC, National Rural Utilities Cooperative Finance Corporation Pollution Control Revenue IAM Commercial Paper, 3/A2 Ser 2000
0.21%, 1/4/21	5,500	5,500
Total Commercial Paper (Cost $50,500)		50,501
Municipal Bonds & Notes (8.9%)
County of Broome, NY, TANs, 2020 dtd 12/03/20
1.50%, 4/30/21	7,500	7,528
Dormitory Authority, NY, TRANs Ser 2020 B, dtd 06/18/20
5.00%, 3/31/21	2,900	2,934
State of Texas, TX, TRANs Ser 2020, dtd 09/02/20
4.00%, 8/26/21	13,000	13,325
Total Municipal Bonds & Notes (Cost $23,770)		23,787
Total Investments (100.1%) (Cost $268,806) (d)(e)		268,835
Liabilities in Excess of Other Assets (-0.1%)		(314)
Net Assets (100.0%)		$268,521

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2020 (unaudited)(cont’d)

(a)	Floating or variable rate securities: The rates disclosed are as of December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	The rates shown are the effective yields at the date of purchase.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2020, the Fund engaged in cross-trade purchases of approximately $9,700,000.
(e)	At December 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $31,000 and the aggregate gross unrealized depreciation is approximately $2,000, resulting in net unrealized appreciation of approximately $29,000.
AMT	Alternative Minimum Tax.
PUTTERs	Puttable Tax-Exempt Receipts.
TANs	Tax and Anticipation Notes.
TRANs	Tax and Revenue Anticipation Notes.
VRDP	Variable Rate Demand Preferred.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	34.3%
Commercial Paper	18.8
Quarterly Variable Rate Bonds	10.1
Municipal Bonds & Notes	8.9
Closed-End Investment Companies	7.7
Daily Variable Rate Bonds	7.4
Semi-Annual Variable Rate Bonds	7.1
Floating Rate Notes	5.7
Total Investments	100.0%

Morgan Stanley Institutional Fund Trust

Notes to the Portfolio of Investments ▪ December 31, 2020 (unaudited)

In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other IBOR-based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Security Valuation: Ultra-Short Income: Securities owned by the Fund are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (“MSIM Limited”) (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (7) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (8) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund's investments as of December 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$41	$—	$41
Agency Fixed Rate Mortgages	—	216,081	—	216,081
Asset-Backed Securities	—	117,816	—	117,816
Collateralized Mortgage Obligations - Agency Collateral Series	—	9,063	—	9,063
Commercial Mortgage-Backed Securities	—	53,491	—	53,491
Corporate Bonds	—	365,266	—	365,266
Mortgages - Other	—	110,592	—	110,592
Municipal Bonds	—	10,667	—	10,667
Sovereign	—	74,058	—	74,058
Supranational	—	1,346	—	1,346
U.S. Treasury Securities	—	53,795	—	53,795
Variable Rate Senior Loan Interests	—	20,620	—	20,620
Total Fixed Income Securities	—	1,032,836	—	1,032,836
Short-Term Investments
Investment Company	180,779	—	—	180,779
Sovereign	—	2,398	—	2,398
U.S. Treasury Securities	—	2,517	—	2,517
Total Short-Term Investments	180,779	4,915	—	185,694
Foreign Currency Forward Exchange Contracts	—	883	—	883
Futures Contracts	209	—	—	209
Total Assets	180,988	1,038,634	—	1,219,622
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(2,551)	—	(2,551)
Futures Contracts	(181)	—	—	(181)
Credit Default Swap Agreements	—	(778)	—	(778)
Total Liabilities	(181)	(3,329)	—	(3,510)
Total	$180,807	$1,035,305	$—	$1,216,112

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Corporate Bond
Assets:
Fixed Income Securities
Corporate Bonds	$—	$213,357	$—	$213,357
Short-Term Investments
Investment Company	9,294	—	—	9,294
U.S. Treasury Security	—	1,865	—	1,865
Total Short-Term Investments	9,294	1,865	—	11,159
Futures Contracts	173	—	—	173
Credit Default Swap Agreement	—	2	—	2
Total Assets	9,467	215,224	—	224,691
Liabilities:
Foreign Currency Forward Exchange Contract	—	(23)	—	(23)
Futures Contracts	(137)	—	—	(137)
Total Liabilities	(137)	(23)	—	(160)
Total	$9,330	$215,201	$—	$224,531

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Discovery
Assets:
Common Stocks
Biotechnology	$86,751	$—	$—	$86,751
Commercial Services & Supplies	97,155	—	—	97,155
Entertainment	96,146	—	—	96,146
Health Care Equipment & Supplies	140,266	—	—	140,266
Health Care Providers & Services	170,557	—	—	170,557
Health Care Technology	227,782	—	4,198	231,980
Hotels, Restaurants & Leisure	25,491	—	—	25,491
Information Technology Services	840,853	59,153	—	900,006
Interactive Media & Services	593,273	—	—	593,273
Internet & Direct Marketing Retail	391,138	—	—	391,138
Leisure Products	46,343	—	—	46,343
Life Sciences Tools & Services	150,709	—	—	150,709
Metals & Mining	5,359	—	—	5,359
Oil, Gas & Consumable Fuels	9,439	—	—	9,439
Pharmaceuticals	110,214	—	—	110,214
Professional Services	101,952	—	—	101,952
Real Estate Management & Development	44,042	—	—	44,042
Software	884,518	—	—	884,518
Specialty Retail	128,473	—	—	128,473
Trading Companies & Distributors	49,014	—	—	49,014
Total Common Stocks	4,199,475	59,153	4,198	4,262,826
Preferred Stocks
Internet & Direct Marketing Retail	1,948	—	—	1,948
Call Options Purchased	—	2,510	—	2,510
Short-Term Investments
Investment Company	569,409	—	—	569,409
Repurchase Agreements	—	26,601	—	26,601
Total Short-Term Investments	569,409	26,601	—	596,010
Total Assets	$4,770,832	$88,264	$4,198	$4,863,294

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Discovery	Common Stock (000)
Beginning Balance	$3,980
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	218
Realized gains (losses)	-
Ending Balance	$4,198

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2020	$218

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2020. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of December 31, 2020.

Discovery	Fair Value at December 31, 2020 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stock	$4,198	Discounted Cash Flow	Weighted Average Cost of Capital	13.0%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.3x	Increase
			Discount for Lack of Marketability	13.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$52	$—		$52
Agency Fixed Rate Mortgages	—	13,003	—		13,003
Asset-Backed Securities	—	1,807	—		1,807
Collateralized Mortgage Obligations - Agency Collateral Series	—	—@	—		—@
Commercial Mortgage-Backed Securities	—	1,920	—		1,920
Corporate Bonds	—	43,847	—		43,847
Mortgages - Other	—	1,881	—		1,881
Sovereign	—	81,931	—		81,931
Supranational	—	3,828	—		3,828
U.S. Treasury Securities	—	13,896	—		13,896
Total Fixed Income Securities	—	162,165	—		162,165
Common Stocks
Aerospace & Defense	1,884	706	—		2,590
Air Freight & Logistics	702	518	—		1,220
Airlines	1,420	40	—		1,460
Auto Components	890	1,214	—		2,104
Automobiles	2,289	4,379	—		6,668
Banks	6,281	3,951	—		10,232
Beverages	1,830	1,091	—		2,921
Biotechnology	2,228	454	—		2,682
Building Products	917	432	—		1,349
Capital Markets	3,205	1,438	—		4,643
Chemicals	2,314	1,846	—		4,160
Commercial Banks	—	2	—		2
Commercial Services & Supplies	559	116	—		675
Communications Equipment	907	265	—		1,172
Construction & Engineering	80	431	—		511
Construction Materials	621	401	—		1,022
Consumer Finance	700	4	—		704
Containers & Packaging	512	60	—		572
Distributors	120	—	—		120
Diversified Consumer Services	15	—	—		15
Diversified Financial Services	1,084	416	—		1,500
Diversified Telecommunication Services	1,630	1,116	—		2,746
Electric Utilities	1,987	1,157	—		3,144
Electrical Equipment	561	1,475	—		2,036
Electronic Equipment, Instruments & Components	900	107	—		1,007
Energy Equipment & Services	255	39	—	†	294
Entertainment	2,313	178	—		2,491
Equity Real Estate Investment Trusts (REITs)	4,701	630	—		5,331
Food & Staples Retailing	1,808	696	—		2,504
Food Products	1,104	2,229	—		3,333
Gas Utilities	71	215	—		286
Health Care Equipment & Supplies	4,039	638	—		4,677
Health Care Providers & Services	2,721	259	—		2,980
Health Care Technology	184	—	—		184
Hotels, Restaurants & Leisure	6,524	2,118	—		8,642
Household Durables	1,701	226	—		1,927
Household Products	1,638	462	—		2,100
Independent Power & Renewable Electricity Producers	99	70	—		169
Industrial Conglomerates	1,224	656	—		1,880
Information Technology Services	6,598	365	—		6,963
Insurance	3,265	2,951	—		6,216
Interactive Media & Services	6,379	99	—		6,478
Internet & Direct Marketing Retail	5,900	52	—		5,952
Leisure Products	67	—	—		67
Life Sciences Tools & Services	1,422	229	—		1,651
Machinery	1,787	1,138	—		2,925
Marine	—	166	—		166
Media	1,698	237	—		1,935
Metals & Mining	4,275	2,743	—		7,018
Multi-Line Retail	736	273	—		1,009
Multi-Utilities	894	604	—		1,498
Oil, Gas & Consumable Fuels	3,083	1,892	—		4,975
Paper & Forest Products	83	167	—		250
Personal Products	600	760	—		1,360
Pharmaceuticals	4,138	4,286	—		8,424
Professional Services	869	801	—		1,670
Real Estate Management & Development	131	690	—		821
Road & Rail	1,890	63	—		1,953
Semiconductors & Semiconductor Equipment	5,498	1,090	—		6,588
Software	9,543	678	—		10,221
Specialty Retail	2,548	274	—		2,822
Tech Hardware, Storage & Peripherals	8,364	—	—		8,364
Textiles, Apparel & Luxury Goods	1,018	1,798	—		2,816
Thrifts & Mortgage Finance	47	—	—		47
Tobacco	667	492	—		1,159
Trading Companies & Distributors	410	375	—		785
Transportation Infrastructure	—	291	—		291
Water Utilities	83	71	—		154
Wireless Telecommunication Services	262	222	—		484
Total Common Stocks	134,273	52,842	—	†	187,115 †
Preferred Stock
Internet & Direct Marketing Retail	4	—	—		4
Right	2	—	—		2
Warrants	4	—	—		4
Short-Term Investments
Investment Company	61,350	—	—		61,350
U.S. Treasury Security	—	5,155	—		5,155
Total Short-Term Investments	61,350	5,155	—		66,505
Foreign Currency Forward Exchange Contracts	—	1,515	—		1,515
Futures Contracts	1,079	—	—		1,079
Interest Rate Swap Agreements	—	1,869	—		1,869
Total Return Swap Agreements	—	6,063	—		6,063
Total Assets	196,712	229,609	—	†	426,321 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(816)	—		(816)
Futures Contracts	(185)	—	—		(185)
Total Return Swap Agreements	—	(1,302)	—		(1,302)
Total Liabilities	(185)	(2,118)	—		(2,303)
Total	$196,527	$227,491	$—	†	$424,018 †

@	Value is less than $500.
†	Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Common Stock (000)
Beginning Balance	$-	†
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	-
Realized gains (losses)	-
Ending Balance	$-	†

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2020	$-

†	Includes a security valued at zero.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
High Yield
Assets:
Fixed Income Securities
Corporate Bonds	$—	$179,491		$—	$179,491
Variable Rate Senior Loan Interests	—	4,720	†	39	4,759	†
Total Fixed Income Securities	—	184,211	†	39	184,250	†
Common Stocks
Auto Components	—	—	†	—	—	†
Equity Real Estate Investment Trusts (REITs)	—	262		—	262
Machinery	—	—		58	58
Oil, Gas & Consumable Fuels	—	104		—	104
Semiconductors & Semiconductor Equipment	—	21		—	21
Transportation	—	66		—	66
Total Common Stocks	—	453	†	58	511	†
Warrant	—	30		—	30
Short-Term Investment
Investment Company	327	—		—	327
Total Assets	$327	$184,694	†	$97	$185,118	†

†	Includes one or more securities valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

High Yield	Common Stock (000)	Variable Rate Senior Loan Interest (000)
Beginning Balance	$60	$-
Purchases	-	-
Sales	-	-
Amortization of discount	-	-
Transfers in	-	39
Transfers out	-	-
Corporate actions	-	-
Change in unrealized appreciation (depreciation)	(2)	-
Realized gains (losses)	-	-
Ending Balance	$58	$39

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2020	$(2)	$-

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2020. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of December 31, 2020.

High Yield	Fair Value at December 31, 2020 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stock	$58	Market Comparable Companies	Enterprise Value/EBITDA	5.1x	Increase
			Discount for Lack of Marketability	40.0%	Decrease
Variable Rate Senior Loan Interest	$39	Market Comparable Companies	Enterprise Value/Revenue	0.55x	Increase
			Discount for Lack of Marketability	28.5%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Intermediate Municipal Income
Assets:
Fixed Income Securities
Municipal Bonds	$—	$24,532	$—	$24,532
Short-Term Investments
Investment Company	992	—	—	992
Municipal Bonds	—	154	—	154
Total Short-Term Investments	992	154	—	1,146
Total Assets	$992	$24,686	$—	$25,678

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Municipal Income
Assets:
Fixed Income Securities
Municipal Bonds	$—	$24,898	$—	$24,898
Short-Term Investments
Investment Company	805	—	—	805
Municipal Bonds	—	50	—	50
Total Short-Term Investments	805	50	—	855
Total Assets	$805	$24,948	$—	$25,753

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Senior Loan
Assets:
Fixed Income Securities
Corporate Bonds	$—	$8,653	$—	$8,653
Variable Rate Senior Loan Interests	—	41,944	—	41,944
Total Fixed Income Securities	—	50,597	—	50,597
Short-Term Investment
Investment Company	1,293	—	—	1,293
Total Assets	$1,293	$50,597	$—	$51,890

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short Duration Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$828	$—	$828
Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed)	—	274	—	274
Agency Fixed Rate Mortgages	—	1,142	—	1,142
Asset-Backed Securities	—	66,979	—	66,979
Collateralized Mortgage Obligations - Agency Collateral Series	—	949	—	949
Commercial Mortgage-Backed Securities	—	9,517	—	9,517
Corporate Bonds	—	305,350	—	305,350
Mortgages - Other	—	31,612	—	31,612
Sovereign	—	2,115	—	2,115
Supranational	—	2,991	—	2,991
Total Fixed Income Securities	—	421,757	—	421,757
Investment Company	13,517	—	—	13,517
Short-Term Investments
Corporate Bonds	—	2,062	—	2,062
Investment Company	5,099	—	—	5,099
U.S. Treasury Securities	—	6,160	—	6,160
Total Short-Term Investments	5,099	8,222	—	13,321
Futures Contracts	92	—	—	92
Total Assets	18,708	429,979	—	448,687
Liabilities:
Futures Contracts	(206)	—	—	(206)
Total	$18,502	$429,979	$—	$448,481

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Strategic Income
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$7,945	$—	$7,945
Collateralized Mortgage Obligations - Agency Collateral Series	—	7	—	7
Commercial Mortgage-Backed Securities	—	1,196	—	1,196
Corporate Bonds	—	11,793	—	11,793
Mortgages - Other	—	3,399	—	3,399
Sovereign	—	1,232	—	1,232
Total Fixed Income Securities	—	25,572	—	25,572
Short-Term Investments
Investment Company	973	—	—	973
U.S. Treasury Securities	—	255	—	255
Total Short-Term Investments	973	255	—	1,228
Foreign Currency Forward Exchange Contracts	—	—@	—	—@
Futures Contracts	2	—	—	2
Credit Default Swap Agreement	—	169	—	169
Total Assets	975	25,996	—	26,971
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(90)	—	(90)
Futures Contracts	(4)	—	—	(4)
Total Liabilities	(4)	(90)	—	(94)
Total	$971	$25,906	$—	$26,877

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Ultra-Short Income
Assets:
Short-Term Investments
Certificates of Deposit	$—	$4,523,941	$—	$4,523,941
Commercial Paper	—	6,077,855	—	6,077,855
Corporate Bonds	—	591,959	—	591,959
Floating Rate Notes	—	2,322,491	—	2,322,491
Repurchase Agreements	—	4,217,000	—	4,217,000
Time Deposits	—	539,000	—	539,000
Total Short-Term Investments	—	18,272,246	—	18,272,246
Total Assets	$—	$18,272,246	$—	$18,272,246

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Ultra-Short Municipal Income
Assets:
Short-Term Investments
Weekly Variable Rate Bonds	$—	$92,256	$—	$92,256
Daily Variable Rate Bonds	—	20,000	—	20,000
Closed-End Investment Companies	—	20,800	—	20,800
Floating Rate Notes	—	15,232	—	15,232
Quarterly Variable Rate Bonds	—	27,256	—	27,256
Semi-Annual Variable Rate Bonds	—	19,003	—	19,003
Commercial Paper	—	50,501	—	50,501
Municipal Bonds & Notes	—	23,787	—	23,787
Total Short-Term Investments	—	268,835	—	268,835
Total Assets	$—	$268,835	$—	$268,835

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.